GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Argentina – 0.2%
19,318	Globant SA (Information Technology)*	$ 1,793,483
110,554	YPF SA ADR (Energy)	1,639,516

		3,432,999

Brazil – 6.3%
1,571,151	Ambev SA (Consumer Staples)	7,044,170
403,314	Atacadao SA (Consumer Staples)	2,385,224
357,610	B3 SA - Brasil Bolsa Balcao (Financials)	3,340,946
536,700	Banco Bradesco SA (Financials)	4,476,613
384,522	Banco do Brasil SA (Financials)	5,093,364
611,266	BB Seguridade Participacoes SA (Financials)	4,659,763
259,413	Centrais Eletricas Brasileiras SA (Utilities)	2,280,401
377,196	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	4,260,126
508,964	Embraer SA (Industrials)	2,463,945
155,947	Energisa SA (Utilities)	1,793,167
283,380	Engie Brasil Energia SA (Utilities)	3,353,301
147,420	Equatorial Energia SA (Utilities)	3,244,490
244,090	Hypera SA (Health Care)	1,884,427
215,105	IRB Brasil Resseguros SA (Financials)	5,598,533
495,027	Klabin SA (Materials)	1,966,501
219,074	Localiza Rent a Car SA (Industrials)	2,128,953
695,009	Lojas Renner SA (Consumer Discretionary)	7,819,384
197,405	M Dias Branco SA (Consumer Staples)	1,951,155
81,839	Magazine Luiza SA (Consumer Discretionary)	4,097,804
280,427	Natura Cosmeticos SA (Consumer Staples)	4,296,958

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
874,614	Petroleo Brasileiro SA (Energy)	$ 6,307,570
274,808	Porto Seguro SA (Financials)	3,720,832
261,796	Raia Drogasil SA (Consumer Staples)	4,642,826
379,301	Sul America SA (Financials)	3,382,740
884,351	Vale SA (Materials)	11,070,202
543,931	WEG SA (Industrials)	2,647,120

		105,910,515

Chile – 0.9%
82,329	Banco de Chile ADR (Financials)(a)	2,349,670
43,538,407	Banco Santander Chile (Financials)	3,076,523
1,169,392	Cencosud SA (Consumer Staples)	2,133,610
268,547	Cia Cervecerias Unidas SA (Consumer Staples)	3,646,223
201,408	Empresas COPEC SA (Energy)	2,090,980
266,821	SACI Falabella (Consumer Discretionary)	1,615,210

		14,912,216

China – 27.5%
31,676	58.com, Inc. ADR (Communication Services)*	1,806,482
4,815,112	Agricultural Bank of China Ltd., Class A (Financials)*	2,555,781
9,958,039	Agricultural Bank of China Ltd., Class H (Financials)*	4,267,432
352,668	Alibaba Group Holding Ltd. ADR (Consumer Discretionary)*	52,639,226
1,748,689	Alibaba Health Information Technology Ltd. (Health Care)*	1,657,123
820,468	ANTA Sports Products Ltd. (Consumer Discretionary)	5,022,921
41,197	Autohome, Inc. ADR (Communication Services)*	3,538,822

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,893,323	BAIC Motor Corp. Ltd., Class H (Consumer Discretionary)(b)	$ 1,789,749
79,057	Baidu, Inc. ADR (Communication Services)*	8,696,270
2,106,558	Bank of Beijing Co. Ltd., Class A (Financials)	1,762,263
3,447,664	Bank of China Ltd., Class A (Financials)	1,929,417
23,367,498	Bank of China Ltd., Class H (Financials)	9,686,102
3,072,711	Bank of Communications Co. Ltd., Class A (Financials)	2,641,419
5,549,087	Bank of Communications Co. Ltd., Class H (Financials)	4,345,536
1,604,500	Bank of Jiangsu Co. Ltd., Class A (Financials)	1,680,141
1,020,600	Bank of Shanghai Co. Ltd., Class A (Financials)	1,657,537
56,421	Baozun, Inc. ADR (Consumer Discretionary)*(a)	2,213,396
519,289	Beijing Enterprises Holdings Ltd. (Utilities)	2,609,509
6,464,104	CGN Power Co. Ltd., Class H (Utilities)(b)	1,780,802
8,627,186	China Cinda Asset Management Co. Ltd., Class H (Financials)	2,002,599
4,783,797	China CITIC Bank Corp Ltd., Class H (Financials)	2,715,102
4,618,282	China Communications Services Corp. Ltd., Class H (Industrials)	3,457,578
27,566,235	China Construction Bank Corp., Class H (Financials)	21,798,299
3,307,877	China Everbright Bank Co. Ltd., Class A (Financials)	1,832,103
6,627,207	China Everbright Bank Co. Ltd., Class H (Financials)	2,992,177
3,942,464	China Huishan Dairy Holdings Co. Ltd. (Consumer Staples)*(c)	—

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
153,200	China International Travel Service Corp. Ltd., Class A (Consumer Discretionary)	$ 1,710,067
1,100,095	China Life Insurance Co. Ltd., Class H (Financials)	2,553,613
3,010,067	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	1,900,355
2,083,563	China Medical System Holdings Ltd. (Health Care)	1,833,619
1,663,130	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	6,077,211
1,413,042	China Merchants Bank Co. Ltd., Class H (Financials)	6,803,392
899,015	China Merchants Port Holdings Co. Ltd. (Industrials)	1,573,166
2,029,708	China Minsheng Banking Corp. Ltd., Class A (Financials)	1,788,727
5,169,175	China Minsheng Banking Corp. Ltd., Class H (Financials)	3,757,938
1,909,265	China Mobile Ltd. (Communication Services)	16,668,370
733,643	China Overseas Land & Investment Ltd. (Real Estate)	2,545,114
495,681	China Pacific Insurance Group Co. Ltd., Class H (Financials)	1,833,385
7,081,903	China Petroleum & Chemical Corp., Class H (Energy)	4,714,916
551,156	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	2,411,138
499,271	China Resources Land Ltd. (Real Estate)	2,031,330
1,509,488	China Resources Pharmaceutical Group Ltd. (Health Care)*(b)	1,971,438
1,310,891	China Resources Power Holdings Co. Ltd. (Utilities)	1,909,353

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
12,614,250	China Telecom Corp. Ltd., Class H (Communication Services)*	$ 6,338,860
3,503,276	China Unicom Hong Kong Ltd. (Communication Services)	3,695,161
2,957,700	China United Network Communications Ltd., Class A (Communication Services)	2,529,754
700,845	China Yangtze Power Co. Ltd., Class A (Utilities)	1,790,235
3,958,622	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	2,024,612
2,166,843	CITIC Ltd. (Industrials)	2,940,509
4,487,716	CNOOC Ltd. (Energy)	7,314,922
1,222,456	Country Garden Holdings Co. Ltd. (Real Estate)	1,652,694
2,467,865	CSPC Pharmaceutical Group Ltd. (Health Care)	3,978,524
65,241	Ctrip.com International Ltd. ADR (Consumer Discretionary)*	2,254,729
2,786,843	Dali Foods Group Co. Ltd. (Consumer Staples)(b)	1,994,017
2,083,856	Daqin Railway Co. Ltd., Class A (Industrials)	2,512,716
255,731	ENN Energy Holdings Ltd. (Utilities)*	2,299,461
1,573,624	Geely Automobile Holdings Ltd. (Consumer Discretionary)	2,581,044
1,475,496	Guangdong Investment Ltd. (Utilities)	2,901,856
224,275	Hengan International Group Co. Ltd. (Consumer Staples)	1,644,759
1,547,200	Huaxia Bank Co. Ltd., Class A (Financials)	1,673,698
2,149,704	Industrial & Commercial Bank of China Ltd., Class A (Financials)	1,739,446

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
18,886,149	Industrial & Commercial Bank of China Ltd., Class H (Financials)	$ 13,489,160
1,155,174	Industrial Bank Co. Ltd., Class A (Financials)	2,927,444
386,600	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	1,673,390
173,106	JD.com, Inc. ADR (Consumer Discretionary)*	4,459,211
305,849	Jiangsu Hengrui Medicine Co. Ltd., Class A (Health Care)	2,742,126
5,775,251	Kaisa Group Holdings Ltd. (Real Estate)*	2,401,275
14,300	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	1,835,674
3,908,009	Lenovo Group Ltd. (Information Technology)	2,716,474
1,575,055	Li Ning Co. Ltd. (Consumer Discretionary)*	2,607,497
1,024,039	Longfor Group Holdings Ltd. (Real Estate)	3,754,982
87,223	Momo, Inc. ADR (Communication Services)	2,404,738
199,524	Muyuan Foodstuff Co. Ltd., Class A (Consumer Staples)	1,823,103
25,068	NetEase, Inc. ADR (Communication Services)	6,232,155
644,748	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)	1,915,696
48,739	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	4,174,495
2,384,932	PetroChina Co. Ltd., Class A (Energy)	2,459,526
7,771,269	PetroChina Co. Ltd., Class H (Energy)	4,341,297
3,110,038	PICC Property & Casualty Co. Ltd., Class H (Financials)	3,359,716
209,400	Ping An Insurance Group Co of China Ltd., Class A (Financials)	2,386,015

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,837,449	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	$ 20,294,888
2,906,022	Postal Savings Bank of China Co. Ltd., Class H (Financials)(b)	1,738,302
1,153,790	Shanghai Industrial Holdings Ltd. (Industrials)	2,404,542
1,719,174	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	2,759,843
4,772,963	Shenzhen Investment Ltd. (Real Estate)	1,759,298
354,953	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	4,185,345
7,659,821	Sihuan Pharmaceutical Holdings Group Ltd. (Health Care)	1,719,431
35,812	SINA Corp. (Communication Services)*	1,441,791
575,739	Sunac China Holdings Ltd. (Real Estate)	2,481,966
86,821	TAL Education Group ADR (Consumer Discretionary)*	2,987,511
1,600,233	Tencent Holdings Ltd. (Communication Services)	66,535,633
1,867,675	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	3,034,759
316,916	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	2,389,547
3,021,067	Want Want China Holdings Ltd. (Consumer Staples)	2,153,901
41,611	Weibo Corp. ADR (Communication Services)*	1,727,689
570,023	Yihai International Holding Ltd. (Consumer Staples)*	2,817,199
197,676	Yum China Holdings, Inc. (Consumer Discretionary)	7,909,017
29,980	YY, Inc. ADR (Communication Services)*	2,052,131

		459,124,682

Shares	Description	Value

Common Stocks – (continued)
Colombia – 0.2%
2,475,076	Ecopetrol SA (Energy)	$ 2,030,500
417,964	Interconexion Electrica SA ESP (Utilities)	2,008,968

		4,039,468

Egypt – 0.4%
1,484,843	Commercial International Bank Egypt SAE GDR (Financials)	6,013,614

Greece – 0.3%
307,812	Hellenic Telecommunications Organization SA (Communication Services)	4,201,879

Hong Kong – 0.9%
8,661,050	Alibaba Pictures Group Ltd. (Communication Services)*	1,800,577
1,384,422	Haier Electronics Group Co. Ltd. (Consumer Discretionary)*	3,527,909
4,077,096	Sino Biopharmaceutical Ltd. (Health Care)	4,113,210
5,864,634	Sun Art Retail Group Ltd. (Consumer Staples)	5,116,235

		14,557,931

Hungary – 0.3%
224,063	MOL Hungarian Oil & Gas PLC (Energy)*	2,517,673
75,670	OTP Bank Nyrt (Financials)	3,153,445

		5,671,118

India – 10.4%
119,583	Asian Paints Ltd. (Materials)	2,414,782
196,073	Aurobindo Pharma Ltd. (Health Care)	1,891,765
119,204	Avenue Supermarts Ltd. (Consumer Staples)*(b)	2,263,108
320,228	Axis Bank Ltd. (Financials)*	3,714,100
67,328	Bajaj Auto Ltd. (Consumer Discretionary)	2,826,682

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
95,145	Bajaj Finance Ltd. (Financials)	$ 4,733,410
99,616	Britannia Industries Ltd. (Consumer Staples)	4,176,607
290,250	Cipla Ltd. (Health Care)	2,327,498
588,028	Coal India Ltd. (Energy)	2,138,936
584,100	Dabur India Ltd. (Consumer Staples)	3,318,557
89,241	Dr. Reddy’s Laboratories Ltd. (Health Care)	3,429,679
551,654	GAIL India Ltd. (Utilities)	2,857,562
273,745	Glenmark Pharmaceuticals Ltd. (Health Care)	2,142,117
254,209	Havells India Ltd. (Industrials)	2,728,257
497,511	HCL Technologies Ltd. (Information Technology)	7,799,482
81,853	Hero MotoCorp Ltd. (Consumer Discretionary)	3,147,978
858,836	Hindalco Industries Ltd. (Materials)	2,427,718
413,655	Hindustan Petroleum Corp. Ltd. (Energy)	1,924,598
378,699	Hindustan Unilever Ltd. (Consumer Staples)	9,718,626
399,287	Housing Development Finance Corp. Ltd. (Financials)	12,505,211
492,873	ICICI Bank Ltd. (Financials)	2,996,507
133,378	ICICI Lombard General Insurance Co. Ltd. (Financials)(b)	2,251,634
196,568	Indiabulls Housing Finance Ltd. (Financials)	2,218,508
1,391,595	Infosys Ltd. (Information Technology)	14,731,393
948,067	ITC Ltd. (Consumer Staples)	3,789,343
455,501	JSW Steel Ltd. (Materials)	1,775,827
112,477	Larsen & Toubro Ltd. (Industrials)	2,513,781
653,155	Marico Ltd. (Consumer Staples)	3,485,961

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
42,029	Maruti Suzuki India Ltd. (Consumer Discretionary)	$ 4,143,030
28,298	Nestle India Ltd. (Consumer Staples)	4,668,782
915,288	NTPC Ltd. (Utilities)	1,750,035
1,118,185	Oil & Natural Gas Corp. Ltd. (Energy)	2,758,910
184,683	Pidilite Industries Ltd. (Materials)	3,417,594
932,875	Power Grid Corp. of India Ltd. (Utilities)	2,533,937
1,054,007	REC Ltd. (Financials)	2,186,167
559,989	Reliance Industries Ltd. (Energy)	10,688,133
382,362	Tata Consultancy Services Ltd. (Information Technology)	12,051,402
732,334	Tata Motors Ltd. (Consumer Discretionary)*	1,813,726
318,660	Tech Mahindra Ltd. (Information Technology)	3,476,665
194,157	Titan Co. Ltd. (Consumer Discretionary)	3,442,749
35,560	UltraTech Cement Ltd. (Materials)	2,428,844
1,528,102	Wipro Ltd. (Information Technology)	6,279,819

		173,889,420

Indonesia – 1.7%
4,736,797	Astra International Tbk PT (Consumer Discretionary)	2,472,527
3,477,160	Bank Central Asia Tbk PT (Financials)	7,089,533
4,346,480	Bank Mandiri Persero Tbk PT (Financials)	2,337,308
11,832,409	Bank Rakyat Indonesia Persero Tbk PT (Financials)	3,399,045
7,366,860	Barito Pacific Tbk PT (Materials)	1,703,320
3,263,121	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	2,240,574

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
16,135,798	Telekomunikasi Indonesia Persero Tbk PT (Communication Services)*	$ 4,409,151
1,390,492	Unilever Indonesia Tbk PT (Consumer Staples)	4,335,393

		27,986,851

Mexico – 2.7%
1,884,031	Alfa SAB de CV, Class A (Industrials)	1,718,650
828,834	Alsea SAB de CV (Consumer Discretionary)*	1,618,237
10,200,299	America Movil SAB de CV, Series L (Communication Services)	7,172,431
459,773	Arca Continental SAB de CV (Consumer Staples)	2,455,764
1,981,520	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Financials)	2,899,810
4,279,318	Cemex SAB de CV, Series CPO (Materials)*	1,743,454
403,119	Coca-Cola Femsa SAB de CV (Consumer Staples)	2,505,067
585,012	Fomento Economico Mexicano SAB de CV (Consumer Staples)	5,435,035
316,932	Gruma SAB de CV, Class B (Consumer Staples)	3,020,562
1,989,690	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	4,012,556
566,236	Grupo Financiero Banorte SAB de CV, Class O (Financials)	3,077,536
1,704,134	Grupo Financiero Inbursa SAB de CV, Class O (Financials)	2,259,260
830,377	Mexichem SAB de CV (Materials)	1,736,418
1,986,219	Wal-Mart de Mexico SAB de CV (Consumer Staples)	5,601,702

		45,256,482

Shares	Description	Value

Common Stocks – (continued)
Peru – 0.3%
24,059	Credicorp Ltd. (Financials)	$ 5,384,404

Philippines – 0.5%
67,259	Globe Telecom, Inc. (Communication Services)	2,798,106
917,400	International Container Terminal Services, Inc. (Industrials)	2,391,948
493,948	Jollibee Foods Corp. (Consumer Discretionary)	2,727,268

		7,917,322

Poland – 1.4%
70,866	Bank Pekao SA (Financials)	1,960,019
39,758	CD Projekt SA (Communication Services)	2,150,620
74,996	Dino Polska SA (Consumer Staples)*(b)	2,428,578
143,901	Grupa Lotos SA (Energy)	3,289,658
1,631	LPP SA (Consumer Discretionary)	3,114,208
117,709	Polski Koncern Naftowy ORLEN SA (Energy)	2,965,438
1,440,344	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	2,099,654
244,032	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	2,496,507
216,688	Powszechny Zaklad Ubezpieczen SA (Financials)	2,336,917

		22,841,599

Qatar – 1.1%
68,147	Industries Qatar QSC (Industrials)	2,133,717
214,031	Masraf Al Rayan QSC (Financials)	2,127,995
116,212	Ooredoo QPSC (Communication Services)	2,056,480
37,698	Qatar Fuel QSC (Energy)	2,132,902
67,911	Qatar Islamic Bank (Financials)	3,116,749

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Qatar – (continued)
139,494	Qatar National Bank QPSC (Financials)	$ 7,202,755

		18,770,598

Russia – 4.3%
1,628,247	Alrosa PJSC (Materials)	2,203,365
1,476,632	Gazprom PJSC ADR (Energy)	9,701,472
53,598,120	Inter RAO UES PJSC (Utilities)	3,302,713
194,840	LUKOIL PJSC (Energy)	15,758,287
15,709	MMC Norilsk Nickel PJSC (Materials)	3,308,135
19,475	Novatek PJSC GDR (Energy)	3,992,375
335,277	Rosneft Oil Co. PJSC (Energy)	2,228,618
833,530	Sberbank of Russia PJSC ADR (Financials)	12,044,509
228,222	Severstal PJSC GDR (Materials)	3,599,061
476,282	Surgutneftegas PJSC ADR (Energy)	2,995,814
509,168	Surgutneftegas PJSC ADR (Energy)	1,917,527
105,492	Tatneft PJSC ADR (Energy)	7,186,115
104,177	X5 Retail Group NV GDR (Consumer Staples)	3,074,554

		71,312,545

Saudi Arabia – 1.1%
187,310	Al Rajhi Bank (Financials)	3,436,193
727,283	Dar Al Arkan Real Estate Development Co. (Real Estate)*	1,958,633
299,782	Etihad Etisalat Co. (Communication Services)*	1,756,958
161,725	National Commercial Bank (Financials)	2,350,184
421,452	National Industrialization Co. (Materials)*	1,827,245
95,323	Saudi Basic Industries Corp. (Materials)	2,841,631

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
596,613	Saudi Electricity Co. (Utilities)	$ 2,561,220
583,878	Saudi Kayan Petrochemical Co. (Materials)*	1,824,643

		18,556,707

Singapore – 0.2%
306,482	BOC Aviation Ltd. (Industrials)(b)	2,554,489

South Africa – 5.7%
197,358	Absa Group Ltd. (Financials)	2,291,156
70,783	Anglo American Platinum Ltd. (Materials)(a)	3,563,000
261,862	AngloGold Ashanti Ltd. (Materials)	3,501,926
149,787	Bid Corp. Ltd. (Consumer Staples)	3,131,250
195,357	Bidvest Group Ltd. (The) (Industrials)	2,779,216
33,237	Capitec Bank Holdings Ltd. (Financials)	3,011,958
155,923	Clicks Group Ltd. (Consumer Staples)	2,042,235
1,016,085	FirstRand Ltd. (Financials)	4,669,489
1,961,168	Fortress REIT Ltd., Class A REIT (Real Estate)	2,687,639
1,342,909	Growthpoint Properties Ltd. REIT (Real Estate)	2,231,494
458,034	Investec Ltd. (Financials)	2,696,131
67,991	Kumba Iron Ore Ltd. (Materials)(a)	2,064,554
239,998	Liberty Holdings Ltd. (Financials)	1,794,854
236,237	Mr Price Group Ltd. (Consumer Discretionary)	3,199,322
90,358	Naspers Ltd., Class N (Consumer Discretionary)	20,331,621
190,777	Nedbank Group Ltd. (Financials)	3,434,314
1,939,791	Old Mutual Ltd. (Financials)	2,803,586
852,902	Pick n Pay Stores Ltd. (Consumer Staples)(a)	4,158,025

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
3,085,799	Redefine Properties Ltd. REIT (Real Estate)(a)	$ 1,922,596
167,574	Remgro Ltd. (Financials)	2,131,410
119,809	Sasol Ltd. (Materials)	3,017,055
217,351	Shoprite Holdings Ltd. (Consumer Staples)	2,568,049
210,623	SPAR Group Ltd. (The) (Consumer Staples)	2,770,544
335,736	Standard Bank Group Ltd. (Financials)	4,583,722
645,646	Telkom SA SOC Ltd. (Communication Services)	4,067,913
265,673	Vodacom Group Ltd. (Communication Services)(a)	2,168,089
685,122	Woolworths Holdings Ltd. (Consumer Discretionary)	2,153,140

		95,774,288

South Korea – 12.8%
17,659	Amorepacific Corp. (Consumer Staples)	2,654,262
33,572	AMOREPACIFIC Group (Consumer Staples)	1,826,741
400,910	BNK Financial Group, Inc. (Financials)	2,322,847
162,955	Cheil Worldwide, Inc. (Communication Services)	3,612,404
7,958	CJ CheilJedang Corp. (Consumer Staples)	1,874,397
26,642	Daelim Industrial Co. Ltd. (Industrials)	2,315,431
54,999	DB Insurance Co. Ltd. (Financials)	2,840,237
46,584	Fila Korea Ltd. (Consumer Discretionary)	3,051,097
50,547	GS Holdings Corp. (Energy)	2,126,463
74,135	GS Retail Co. Ltd. (Consumer Staples)	2,116,542
91,994	Hana Financial Group, Inc. (Financials)	2,804,083
56,492	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	1,660,274

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
675,832	Hanwha Life Insurance Co. Ltd. (Financials)	$ 1,821,665
45,282	Hotel Shilla Co. Ltd. (Consumer Discretionary)	3,597,008
35,701	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	2,536,153
68,899	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	1,779,028
16,580	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	3,021,127
46,235	Hyundai Motor Co. (Consumer Discretionary)	5,221,771
222,023	Industrial Bank of Korea (Financials)	2,582,096
74,452	Kangwon Land, Inc. (Consumer Discretionary)	1,941,166
118,002	KB Financial Group, Inc. (Financials)	4,339,985
141,310	Kia Motors Corp. (Consumer Discretionary)	4,669,199
103,203	Korea Electric Power Corp. (Utilities)*	2,253,151
45,027	Korea Investment Holdings Co. Ltd. (Financials)	2,737,388
6,544	Korea Zinc Co. Ltd. (Materials)	2,401,317
34,333	KT&G Corp. (Consumer Staples)	2,911,775
8,536	LG Chem Ltd. (Materials)	2,386,840
41,434	LG Corp. (Industrials)	2,550,266
67,095	LG Electronics, Inc. (Consumer Discretionary)	4,428,304
6,352	LG Household & Health Care Ltd. (Consumer Staples)	6,816,572
228,130	LG Uplus Corp. (Communication Services)	2,672,276
665,730	Meritz Securities Co. Ltd. (Financials)	2,627,367
19,928	NAVER Corp (Communication Services)	1,865,792

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
9,106	NCSoft Corp. (Communication Services)	$ 3,647,294
23,145	Orion Corp. (Consumer Staples)	1,671,400
3,785	Ottogi Corp. (Consumer Staples)	2,259,749
12,676	Pearl Abyss Corp. (Communication Services)*	2,104,329
18,664	POSCO (Materials)	3,722,143
39,762	POSCO Chemical Co. Ltd. (Materials)	1,816,318
43,190	S-1 Corp. (Industrials)	3,481,602
24,127	Samsung C&T Corp. (Industrials)	1,869,949
60,742	Samsung Card Co. Ltd. (Financials)	1,876,988
22,902	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	1,830,775
1,433,338	Samsung Electronics Co. Ltd. (Information Technology)	51,151,956
10,652	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	2,423,958
29,800	Samsung Life Insurance Co. Ltd. (Financials)	2,021,866
10,874	Samsung SDI Co. Ltd. (Information Technology)	1,995,104
12,443	Samsung SDS Co. Ltd. (Information Technology)	2,162,819
76,613	Samsung Securities Co. Ltd. (Financials)	2,274,137
120,167	Shinhan Financial Group Co. Ltd. (Financials)	4,485,199
9,871	SK Holdings Co. Ltd. (Industrials)	1,918,832
207,176	SK Hynix, Inc. (Information Technology)	11,359,974
19,103	SK Innovation Co. Ltd. (Energy)	2,646,734
24,594	SK Telecom Co. Ltd. (Communication Services)	5,173,228

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
50,779	Woongjin Coway Co. Ltd. (Consumer Discretionary)	$ 3,415,398
288,271	Woori Financial Group, Inc. (Financials)	3,364,654

		213,039,430

Taiwan – 12.1%
427,423	Advantech Co. Ltd. (Information Technology)	3,582,984
1,399,644	ASE Technology Holding Co. Ltd. (Information Technology)*	2,647,646
2,208,592	Asia Cement Corp. (Materials)	3,150,890
2,277,816	Cathay Financial Holding Co. Ltd. (Financials)	2,939,815
1,023,627	Chailease Holding Co. Ltd. (Financials)	3,772,323
3,671,592	Chang Hwa Commercial Bank Ltd. (Financials)	2,317,066
8,420,434	China Development Financial Holding Corp. (Financials)	2,477,186
4,214,342	China Steel Corp. (Materials)	3,239,494
1,164,751	Chunghwa Telecom Co. Ltd. (Communication Services)	4,145,021
4,417,182	Compal Electronics, Inc. (Information Technology)	2,745,674
5,830,290	CTBC Financial Holding Co. Ltd. (Financials)	3,863,806
712,165	Delta Electronics, Inc. (Information Technology)	3,210,234
3,781,500	E.Sun Financial Holding Co. Ltd. (Financials)	3,277,599
862,922	Far EasTone Telecommunications Co. Ltd. (Communication Services)	2,142,804
816,107	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	6,170,014
4,036,836	First Financial Holding Co. Ltd. (Financials)	2,885,963
890,633	Formosa Chemicals & Fibre Corp. (Materials)	3,028,645

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,028,484	Formosa Plastics Corp. (Materials)	$ 3,595,017
1,142,585	Foxconn Technology Co. Ltd. (Information Technology)	2,222,823
1,954,825	Fubon Financial Holding Co. Ltd. (Financials)	2,674,454
234,988	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	1,668,796
1,999,188	Hon Hai Precision Industry Co. Ltd. (Information Technology)	4,673,468
106,640	Hotai Motor Co. Ltd. (Consumer Discretionary)	1,706,915
3,355,054	Hua Nan Financial Holdings Co. Ltd. (Financials)	2,223,436
3,887,331	Inventec Corp. (Information Technology)	2,926,642
22,242	Largan Precision Co. Ltd. (Information Technology)	2,652,506
1,922,422	Lite-On Technology Corp. (Information Technology)	2,742,625
2,897,156	Mega Financial Holding Co. Ltd. (Financials)	2,841,023
1,070,377	Nan Ya Plastics Corp. (Materials)	2,657,955
299,741	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	2,185,537
595,711	President Chain Store Corp. (Consumer Staples)	5,672,092
1,042,005	Quanta Computer, Inc. (Information Technology)	1,941,450
264,872	Realtek Semiconductor Corp. (Information Technology)	1,675,742
1,971,107	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	3,622,659
5,331,004	SinoPac Financial Holdings Co Ltd. (Financials)	2,065,790
1,502,147	Standard Foods Corp. (Consumer Staples)	2,879,561
7,906,941	Taishin Financial Holding Co. Ltd. (Financials)	3,526,702

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
10,546,164	Taiwan Business Bank (Financials)	$ 4,320,216
3,888,642	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	2,527,848
2,666,054	Taiwan High Speed Rail Corp. (Industrials)	3,668,591
811,974	Taiwan Mobile Co. Ltd. (Communication Services)	3,030,856
7,290,177	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	54,308,792
3,026,067	Uni-President Enterprises Corp. (Consumer Staples)	7,782,341
5,124,458	United Microelectronics Corp. (Information Technology)	2,091,119
317,057	Walsin Technology Corp. (Information Technology)	1,594,688
3,955,222	Wistron Corp. (Information Technology)	2,815,105
2,073,572	WPG Holdings Ltd. (Information Technology)	2,590,940
205,842	Yageo Corp. (Information Technology)	1,699,478
3,984,766	Yuanta Financial Holding Co. Ltd. (Financials)	2,237,393
684,427	Zhen Ding Technology Holding Ltd. (Information Technology)	2,004,838

		202,424,562

Thailand – 2.6%
580,416	Advanced Info Service PCL NVDR (Communication Services)	3,539,625
1,515,500	Airports of Thailand PCL NVDR (Industrials)	3,052,789
7,349,200	Bangkok Expressway & Metro PCL NVDR (Industrials)	2,624,092
8,560,700	BTS Group Holdings PCL NVDR (Industrials)	3,083,718

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
424,900	Bumrungrad Hospital PCL NVDR (Health Care)	$ 2,248,858
1,993,277	CP ALL PCL NVDR (Consumer Staples)	5,022,951
295,802	Electricity Generating PCL NVDR (Utilities)	2,775,992
7,017,200	Home Product Center PCL NVDR (Consumer Discretionary)	3,747,237
427,900	Kasikornbank PCL (Financials)	2,535,153
1,225,700	Muangthai Capital PCL NVDR (Financials)	2,081,724
566,400	PTT Exploration & Production PCL NVDR (Energy)	2,246,092
1,033,300	PTT Global Chemical PCL NVDR (Materials)	1,983,505
2,994,170	PTT PCL NVDR (Energy)	4,375,713
1,322,100	Ratch Group PCL NVDR (Utilities)	2,569,212
3,912,800	Thai Union Group PCL NVDR (Consumer Staples)	2,237,829

		44,124,490

Turkey – 0.3%
253,112	BIM Birlesik Magazalar AS (Consumer Staples)	3,456,860
1,776,103	Haci Omer Sabanci Holding AS (Financials)	2,358,743

		5,815,603

United Arab Emirates – 0.6%
932,719	Abu Dhabi Commercial Bank PJSC (Financials)	2,280,313
1,463,428	Dubai Islamic Bank PJSC (Financials)	2,008,025
611,540	Emirates Telecommunications Group Co. PJSC (Communication Services)	2,713,812

Shares	Description		Value

Common Stocks – (continued)
United Arab Emirates – (continued)
722,701	First Abu Dhabi Bank PJSC (Financials)		$ 2,923,780

			9,925,930

United States – 0.3%
820,072	JBS SA (Consumer Staples)		4,579,699

TOTAL COMMON STOCKS (Cost $1,388,939,380)			$1,588,018,841

Shares	Description	Rate	Value

Preferred Stocks – 4.2%
Brazil – 2.7%
1,261,917	Banco Bradesco SA (Financials)	2.62%	$ 11,927,991
232,092	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.94	2,114,940
120,123	Cia Brasileira de Distribuicao (Consumer Staples)	1.68	2,676,254
1,694,775	Itau Unibanco Holding SA (Financials)	4.10	15,153,568
1,046,154	Itausa - Investimentos Itau SA (Financials)	3.29	3,311,324
957,935	Petroleo Brasileiro SA (Energy)	3.79	6,252,616
236,877	Telefonica Brasil SA (Communication Services)	10.33	2,907,710

			44,344,403

Chile – 0.1%
641,601	Embotelladora Andina SA, Class B (Consumer Staples)	3.94	2,141,438

Colombia – 0.2%
234,054	Bancolombia SA (Financials)	2.63	2,743,041

Russia – 0.2%
1,129	Transneft PJSC (Energy)	4.71	2,796,448

South Korea – 1.0%
34,221	Amorepacific Corp. (Consumer Staples)	1.23	2,862,047
8,433	LG Household & Health Care Ltd. (Consumer Staples)	1.20	5,162,194

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – (continued)
327,381	Samsung Electronics Co. Ltd. (Information Technology)	3.97%	$ 9,566,596

			17,590,837

TOTAL PREFERRED STOCKS (Cost $56,279,085)			$ 69,616,167

Exchange - Traded Fund – 0.7%
United States – 0.7%
404,221	iShares MSCI Malaysia ETF
(Cost $12,334,853)			$ 11,973,026

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,457,553,318)			$1,669,608,034

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,436,575	2.340%	$ 12,436,575
(Cost $12,436,575)

TOTAL INVESTMENTS – 100.7% (Cost $1,469,989,893)		$1,682,044,609

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(12,199,300)

NET ASSETS – 100.0%		$1,669,845,309

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$22,917,805	$100,941,181	$(111,422,411)	$12,436,575

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACTIVEBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$95,774,288	$6,013,614	$—
Asia	1,217,373,511	73,014,334	—
Europe	32,714,596	—	—
North America	61,809,207	—	—
South America	136,422,643	46,485,841	—
Securities Lending Reinvestment Vehicle	12,436,575	—	—

Total	$1,556,530,820	$125,513,789	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Australia – 0.9%
3,562	BHP Group PLC (Materials)	$ 80,120
2,268	Rio Tinto PLC (Materials)	129,680

		209,800

Austria – 0.4%
441	ANDRITZ AG (Industrials)	15,824
176	Erste Group Bank AG (Financials)*	6,227
105	OMV AG (Energy)	4,925
1,411	Raiffeisen Bank International AG (Financials)	32,736
597	Verbund AG (Utilities)	29,804

		89,516

Belgium – 1.3%
892	Ageas (Financials)	43,418
854	Anheuser-Busch InBev SA/NV (Consumer Staples)	69,100
785	Colruyt SA (Consumer Staples)	58,189
227	Groupe Bruxelles Lambert SA (Financials)	21,112
287	KBC Group NV (Financials)	18,824
368	Proximus SADP (Communication Services)	10,642
152	Solvay SA (Materials)	14,242
265	Telenet Group Holding NV (Communication Services)	14,245
597	UCB SA (Health Care)	45,557

		295,329

Denmark – 3.7%
81	AP Moller - Maersk A/S, Class A (Industrials)	82,496
78	AP Moller - Maersk A/S, Class B (Industrials)	83,572
692	Carlsberg A/S, Class B (Consumer Staples)	90,935
314	Chr Hansen Holding A/S (Materials)	32,697
625	Coloplast A/S, Class B (Health Care)	66,461

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
1,494	Danske Bank A/S (Financials)	$ 24,524
550	Demant A/S (Health Care)*	18,376
306	DSV A/S (Industrials)	27,279
672	H Lundbeck A/S (Health Care)	26,915
313	ISS A/S (Industrials)	8,788
4,680	Novo Nordisk A/S, Class B (Health Care)	219,779
326	Novozymes A/S, Class B (Materials)	15,305
636	Orsted A/S (Utilities)(a)	50,567
701	Pandora A/S (Consumer Discretionary)	25,974
1,319	Tryg A/S (Financials)	41,216
294	Vestas Wind Systems A/S (Industrials)	24,042

		838,926

Finland – 1.2%
440	Elisa OYJ (Communication Services)	19,573
597	Fortum OYJ (Utilities)	12,726
470	Kone OYJ, Class B (Industrials)	25,564
1,097	Neste OYJ (Energy)	36,991
6,754	Nokia OYJ (Information Technology)	33,718
2,052	Nordea Bank Abp (Financials)	14,444
2,618	Orion OYJ, Class B (Health Care)	85,421
625	Sampo OYJ, Class A (Financials)	26,995
856	UPM-Kymmene OYJ (Materials)	21,386

		276,818

France – 18.1%
446	Accor SA (Consumer Discretionary)	16,421
79	Aeroports de Paris (Industrials)	13,487

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
583	Air Liquide SA (Materials)	$ 72,438
688	Airbus SE (Industrials)	88,060
414	Alstom SA (Industrials)	18,860
1,652	Arkema SA (Materials)	138,289
1,616	Atos SE (Information Technology)	122,850
4,073	AXA SA (Financials)	100,216
453	BioMerieux (Health Care)	36,926
2,664	BNP Paribas SA (Financials)(b)	121,343
16,632	Bollore SA (Industrials)	74,914
258	Bouygues SA (Industrials)	9,007
782	Bureau Veritas SA (Industrials)	18,396
657	Capgemini SE (Information Technology)	73,286
1,528	Carrefour SA (Consumer Staples)	28,674
529	Casino Guichard Perrachon SA (Consumer Staples)(b)	20,084
824	Cie de Saint-Gobain (Industrials)	29,764
219	Cie Generale des Etablissements Michelin (Consumer Discretionary)	25,124
2,888	CNP Assurances (Financials)	61,758
223	Covivio REIT (Real Estate)	23,334
6,752	Credit Agricole SA (Financials)	76,971
1,688	Danone SA (Consumer Staples)	134,305
12	Dassault Aviation SA (Industrials)	14,937
446	Dassault Systemes SE (Information Technology)	66,026
733	Edenred (Industrials)	33,408
889	Eiffage SA (Industrials)	84,780
1,608	Electricite de France SA (Utilities)	22,506
2,934	Engie SA (Utilities)(b)	40,705
552	EssilorLuxottica SA (Consumer Discretionary)	63,450
342	Eurazeo SE (Financials)	23,876

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
460	Faurecia (Consumer Discretionary)	$ 16,952
148	Gecina SA REIT (Real Estate)	21,110
1,896	Getlink SE (Industrials)	29,178
231	Hermes International (Consumer Discretionary)	153,110
248	ICADE REIT (Real Estate)	21,017
569	Imerys SA (Materials)	24,627
249	Ingenico Group SA (Information Technology)*	19,862
757	Ipsen SA (Health Care)	90,177
146	Kering (Consumer Discretionary)	75,808
486	Klepierre SA REIT (Real Estate)	16,502
762	Legrand SA (Industrials)	51,067
781	L’Oreal SA (Consumer Staples)	209,222
641	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	241,861
7,473	Natixis SA (Financials)(b)	34,218
2,214	Orange SA (Communication Services)(b)	34,639
440	Pernod Ricard SA (Consumer Staples)	77,372
3,986	Peugeot SA (Consumer Discretionary)	88,703
601	Publicis Groupe SA (Communication Services)	32,750
136	Remy Cointreau SA (Consumer Staples)	18,641
630	Safran SA (Industrials)	82,630
2,705	Sanofi (Health Care)	217,754
237	Sartorius Stedim Biotech (Health Care)	32,775
1,137	Schneider Electric SE (Industrials)	89,705
536	SCOR SE (Financials)	21,998
280	SEB SA (Consumer Discretionary)	45,648

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
280	Societe BIC SA (Industrials)*(b)	$ 21,810
2,277	Societe Generale SA (Financials)(b)	56,989
183	Sodexo SA (Consumer Discretionary)	21,004
1,009	Suez (Utilities)(b)	13,464
209	Teleperformance (Industrials)	40,059
249	Thales SA (Industrials)	27,348
4,820	TOTAL SA (Energy)	250,511
985	Ubisoft Entertainment SA (Communication Services)*	80,523
102	Unibail-Rodamco-Westfield REIT (Real Estate)	15,384
195	Valeo SA (Consumer Discretionary)(b)	5,146
1,225	Veolia Environnement SA (Utilities)	28,271
1,016	Vinci SA (Industrials)	100,153
1,343	Vivendi SA (Communication Services)	36,112
79	Wendel SA (Financials)	10,036
441	Worldline SA (Information Technology)*(a)	26,488

		4,134,819

Germany – 12.6%
857	adidas AG (Consumer Discretionary)	244,670
895	Allianz SE (Financials)	198,332
4,306	Aroundtown SA (Real Estate)	36,477
381	Axel Springer SE (Communication Services)	23,585
1,363	BASF SE (Materials)	89,704
2,167	Bayer AG (Health Care)	127,550
333	Bayerische Motoren Werke AG (Consumer Discretionary)	23,014
755	Beiersdorf AG (Consumer Staples)	86,699
647	Brenntag AG (Industrials)	29,979
152	Carl Zeiss Meditec AG (Health Care)	14,270

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
128	Continental AG (Consumer Discretionary)	$ 17,373
1,575	Covestro AG (Materials)(a)	68,853
670	Daimler AG (Consumer Discretionary)	34,669
472	Deutsche Boerse AG (Financials)	65,089
1,424	Deutsche Lufthansa AG (Industrials)	27,056
3,893	Deutsche Post AG (Industrials)	114,441
6,595	Deutsche Telekom AG (Communication Services)	111,045
807	Deutsche Wohnen SE (Real Estate)	37,995
3,467	E.ON SE (Utilities)	36,119
483	Evonik Industries AG (Materials)	12,659
159	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	12,491
184	Fresenius Medical Care AG & Co KGaA (Health Care)	13,385
364	Fresenius SE & Co KGaA (Health Care)	18,419
304	Hannover Rueck SE (Financials)	45,462
888	HeidelbergCement AG (Materials)	65,864
230	Henkel AG & Co KGaA (Consumer Staples)(b)	19,889
230	HOCHTIEF AG (Industrials)	27,322
1,614	HUGO BOSS AG (Consumer Discretionary)	93,705
1,699	Infineon Technologies AG (Information Technology)	30,452
890	Innogy SE (Utilities)(a)	40,246
166	KION Group AG (Industrials)	9,035
470	Knorr-Bremse AG (Industrials)*	51,615
566	Merck KGaA (Health Care)	54,532
1,417	METRO AG (Consumer Staples)	22,280

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
168	MTU Aero Engines AG (Industrials)	$ 36,244
264	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	63,574
150	Puma SE (Consumer Discretionary)	87,003
3,924	RWE AG (Utilities)	97,774
2,180	SAP SE (Information Technology)	268,241
1,323	Siemens AG (Industrials)	149,551
349	Siemens Healthineers AG (Health Care)(a)	13,553
362	Symrise AG (Materials)	33,829
2,031	Telefonica Deutschland Holding AG (Communication Services)	5,683
1,407	Uniper SE (Utilities)	39,370
134	United Internet AG (Communication Services)	4,786
48	Volkswagen AG (Consumer Discretionary)	7,601
1,205	Vonovia SE (Real Estate)	63,058
185	Wirecard AG (Information Technology)	28,882
2,033	Zalando SE (Consumer Discretionary)*(a)	80,515

		2,883,940

Ireland – 0.4%
119	AerCap Holdings NV (Industrials)*	5,334
1,394	CRH PLC (Materials)	43,480
350	Kerry Group PLC, Class A (Consumer Staples)	40,367
350	Smurfit Kappa Group PLC (Materials)	9,672

		98,853

Italy – 3.9%
4,504	Assicurazioni Generali SpA (Financials)	78,874

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
231	Atlantia SpA (Industrials)	$ 5,782
3,146	Davide Campari-Milano SpA (Consumer Staples)	30,658
16,262	Enel SpA (Utilities)	100,937
5,334	Eni SpA (Energy)	80,719
391	Ferrari NV (Consumer Discretionary)	55,597
2,225	FinecoBank Banca Fineco SpA (Financials)	22,999
17,315	Intesa Sanpaolo SpA (Financials)	35,383
1,895	Leonardo SpA (Industrials)	20,995
1,218	Mediobanca Banca di Credito Finanziario SpA (Financials)	11,227
3,103	Moncler SpA (Consumer Discretionary)	114,108
5,550	Poste Italiane SpA (Financials)(a)	53,806
854	Prysmian SpA (Industrials)*	14,208
1,190	Recordati SpA (Health Care)	49,065
8,198	Snam SpA (Energy)	41,146
102,088	Telecom Italia SpA (Communication Services)*	50,032
105,861	Telecom Italia SpA-RSP (Communication Services)	49,369
5,761	Terna Rete Elettrica Nazionale SpA (Utilities)	35,091
3,471	UniCredit SpA (Financials)	39,406

		889,402

Luxembourg – 0.5%
5,837	ArcelorMittal (Materials)	86,249
179	RTL Group SA (Communication Services)	8,554
650	SES SA (Communication Services)	9,793
422	Tenaris SA (Energy)	4,961

		109,557

Netherlands – 7.2%
598	ABN AMRO Group NV (Financials)(a)	12,621

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
7	Adyen NV (Information Technology)*(a)	$ 5,623
5,563	Aegon NV (Financials)	25,392
336	Akzo Nobel NV (Materials)	28,276
582	ASML Holding NV (Information Technology)	109,800
999	EXOR NV (Financials)	62,586
793	Heineken Holding NV (Consumer Staples)	78,294
630	Heineken NV (Consumer Staples)	66,006
7,002	ING Groep NV (Financials)	75,647
6,883	Koninklijke Ahold Delhaize NV (Consumer Staples)	154,437
419	Koninklijke DSM NV (Materials)	47,065
6,585	Koninklijke KPN NV (Communication Services)	20,092
2,889	Koninklijke Philips NV (Health Care)	114,126
374	Koninklijke Vopak NV (Energy)	15,295
2,094	NN Group NV (Financials)	79,384
839	NXP Semiconductors NV (Information Technology)	73,966
1,656	Randstad NV (Industrials)	85,256
9,311	Royal Dutch Shell PLC, Class A (Energy)	288,813
7,434	Royal Dutch Shell PLC, Class B (Energy)	231,762
1,150	Wolters Kluwer NV (Industrials)	80,145

		1,654,586

Norway – 1.3%
1,475	DNB ASA (Financials)	25,005
2,604	Equinor ASA (Energy)	49,886
2,663	Gjensidige Forsikring ASA (Financials)	51,853
1,848	Mowi ASA (Consumer Staples)	42,855
1,433	Orkla ASA (Consumer Staples)	12,402

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
3,163	Schibsted ASA, Class B (Communication Services)	$ 79,854
1,640	Telenor ASA (Communication Services)	33,723
149	Yara International ASA (Materials)	6,399

		301,977

Portugal – 0.7%
21,558	EDP - Energias de Portugal SA (Utilities)	78,291
881	Galp Energia SGPS SA (Energy)	13,234
5,222	Jeronimo Martins SGPS SA (Consumer Staples)(b)	79,286

		170,811

Russia – 0.3%
9,191	Evraz PLC (Materials)	68,116

South Africa – 0.5%
3,697	Anglo American PLC (Materials)	88,302
2,808	Investec PLC (Financials)	16,319

		104,621

Spain – 4.4%
1,596	ACS Actividades de Construccion y Servicios SA (Industrials)	65,627
237	Aena SME SA (Industrials)(a)	43,550
1,193	Amadeus IT Group SA (Information Technology)	90,879
10,203	Banco Bilbao Vizcaya Argentaria SA (Financials)	55,342
29,706	Banco Santander SA (Financials)	130,823
1,823	Bankinter SA (Financials)	13,160
358	Cellnex Telecom SA (Communication Services)*(a)	12,546
1,101	Enagas SA (Energy)	30,059
1,463	Endesa SA (Utilities)	36,372
1,459	Ferrovial SA (Industrials)	34,777

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
506	Grifols SA (Health Care)	$ 12,957
12,826	Iberdrola SA (Utilities)	118,829
3,463	Industria de Diseno Textil SA (Consumer Discretionary)	92,809
7,405	Mapfre SA (Financials)	21,686
1,364	Naturgy Energy Group SA (Utilities)	38,805
1,719	Red Electrica Corp. SA (Utilities)	36,453
8,131	Repsol SA (Energy)	131,019
6,141	Telefonica SA (Communication Services)	49,121

		1,014,814

Sweden – 3.8%
311	Alfa Laval AB (Industrials)	6,370
1,875	Assa Abloy AB, Class B (Industrials)	36,487
1,150	Atlas Copco AB, Class A (Industrials)	30,921
797	Atlas Copco AB, Class B (Industrials)	19,286
665	Electrolux AB, Series B (Consumer Discretionary)	14,415
904	Epiroc AB, Class A (Industrials)	8,402
797	Epiroc AB, Class B (Industrials)	7,202
1,043	Essity AB, Class B (Consumer Staples)	30,521
6,873	Hennes & Mauritz AB, Class B (Consumer Discretionary)(b)	102,548
548	Hexagon AB, Class B (Information Technology)	25,410
1,129	Husqvarna AB, Class B (Consumer Discretionary)	9,409
551	ICA Gruppen AB (Consumer Staples)(b)	21,902
1,145	Industrivarden AB, Class C (Financials)	23,063
1,071	Investor AB, Class B (Financials)	46,172

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
504	Kinnevik AB, Class B (Financials)	$ 12,816
517	L E Lundbergforetagen AB, Class B (Financials)	16,949
569	Lundin Petroleum AB (Energy)	15,473
2,176	Sandvik AB (Industrials)	33,507
1,964	Securitas AB, Class B (Industrials)	32,451
3,412	Skandinaviska Enskilda Banken AB, Class A (Financials)	30,208
4,134	Skanska AB, Class B (Industrials)	67,545
599	SKF AB, Class B (Industrials)	9,283
2,615	Svenska Handelsbanken AB, Class A (Financials)	25,696
1,914	Swedbank AB, Class A (Financials)	27,331
2,041	Swedish Match AB (Consumer Staples)	92,044
7,663	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	73,657
6,062	Telia Co. AB (Communication Services)	25,312
2,502	Volvo AB, Class B (Industrials)	34,899

		879,279

Switzerland – 14.5%
1,769	ABB Ltd. (Industrials)	32,316
727	Adecco Group AG (Industrials)	39,015
770	Alcon, Inc. (Health Care)*	44,576
216	Baloise Holding AG (Financials)	35,776
24	Barry Callebaut AG (Consumer Staples)	46,934
6	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	39,131

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
737	Cie Financiere Richemont SA (Consumer Discretionary)	$ 54,030
336	Clariant AG (Materials)*	6,095
1,865	Coca-Cola HBC AG (Consumer Staples)*	67,040
3,006	Credit Suisse Group AG (Financials)*	34,039
641	Dufry AG (Consumer Discretionary)*	52,269
30	EMS-Chemie Holding AG (Materials)	17,895
52	Geberit AG (Industrials)	22,845
22	Givaudan SA (Materials)	57,983
34,671	Glencore PLC (Materials)*	111,280
143	Julius Baer Group Ltd. (Financials)*	5,640
807	Kuehne + Nagel International AG (Industrials)	106,827
271	LafargeHolcim Ltd. (Materials)*	12,951
174	Lonza Group AG (Health Care)*	53,350
6,998	Nestle SA (Consumer Staples)	692,599
4,919	Novartis AG (Health Care)	421,063
298	Pargesa Holding SA (Financials)	21,968
162	Partners Group Holding AG (Financials)	113,224
1,822	Roche Holding AG (Health Care)	476,580
113	Schindler Holding AG (Industrials)	23,120
111	Schindler Holding AG Participation Certificates (Industrials)	23,307
47	SGS SA (Industrials)	118,452
200	Sika AG (Materials)	29,607
147	Sonova Holding AG (Health Care)	32,605
2,825	STMicroelectronics NV (Information Technology)	43,112

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
105	Straumann Holding AG (Health Care)	$ 86,059
97	Swatch Group AG (The) - Bearer (Consumer Discretionary)	24,273
367	Swatch Group AG (The) - Registered (Consumer Discretionary)	17,645
137	Swiss Life Holding AG (Financials)	62,068
285	Swiss Prime Site AG (Real Estate)*	23,121
583	Swiss Re AG (Financials)	55,063
73	Swisscom AG (Communication Services)	34,807
310	Temenos AG (Information Technology)*	53,750
4,507	UBS Group AG (Financials)*	51,753
260	Zurich Insurance Group AG (Financials)	83,957

		3,328,125

United Kingdom – 21.9%
4,717	3i Group PLC (Financials)	62,485
5,021	Admiral Group PLC (Financials)	130,493
312	Ashtead Group PLC (Industrials)	7,334
1,040	Associated British Foods PLC (Consumer Staples)	32,351
2,648	AstraZeneca PLC (Health Care)	194,679
23,881	Auto Trader Group PLC (Communication Services)(a)	180,417
5,273	Aviva PLC (Financials)	26,890
2,614	BAE Systems PLC (Industrials)	14,905
27,901	Barclays PLC (Financials)	52,518
4,354	Barratt Developments PLC (Consumer Discretionary)	30,622
1,081	Berkeley Group Holdings PLC (Consumer Discretionary)	47,633

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
38,124	BP PLC (Energy)	$ 259,526
3,687	British American Tobacco PLC (Consumer Staples)	128,260
2,842	British Land Co. PLC (The) REIT (Real Estate)	19,128
10,866	BT Group PLC (Communication Services)	26,536
1,160	Bunzl PLC (Industrials)	30,923
5,975	Burberry Group PLC (Consumer Discretionary)	127,649
24,115	Centrica PLC (Utilities)	28,425
4,500	CNH Industrial NV (Industrials)	39,104
955	Coca-Cola European Partners PLC (Consumer Staples)	52,907
3,066	Compass Group PLC (Consumer Discretionary)	69,192
806	Croda International PLC (Materials)	51,505
342	DCC PLC (Industrials)	28,665
5,094	Diageo PLC (Consumer Staples)	213,513
5,083	Direct Line Insurance Group PLC (Financials)	20,277
3,724	Experian PLC (Industrials)	112,039
5,432	Fiat Chrysler Automobiles NV (Consumer Discretionary)	69,236
12,006	GlaxoSmithKline PLC (Health Care)	231,071
1,670	Halma PLC (Information Technology)	38,224
5,488	Hargreaves Lansdown PLC (Financials)	156,741
37,836	HSBC Holdings PLC (Financials)	307,639
1,448	Imperial Brands PLC (Consumer Staples)	34,950
3,015	Informa PLC (Communication Services)	29,512
1,323	InterContinental Hotels Group PLC (Consumer Discretionary)	85,126

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
441	Intertek Group PLC (Industrials)	$ 29,437
11,867	J Sainsbury PLC (Consumer Staples)	29,929
7,417	John Wood Group PLC (Energy)	36,571
212	Johnson Matthey PLC (Materials)	8,267
8,040	Kingfisher PLC (Consumer Discretionary)	21,676
2,049	Land Securities Group PLC REIT (Real Estate)	21,399
15,585	Legal & General Group PLC (Financials)	50,405
84,058	Lloyds Banking Group PLC (Financials)	60,665
806	London Stock Exchange Group PLC (Financials)	53,679
20,100	Marks & Spencer Group PLC (Consumer Discretionary)	57,052
2,040	Meggitt PLC (Industrials)	12,614
3,158	Merlin Entertainments PLC (Consumer Discretionary)(a)	15,090
1,438	Micro Focus International PLC (Information Technology)	34,741
1,025	Mondi PLC (Materials)	21,187
5,480	National Grid PLC (Utilities)(b)	54,759
1,455	Next PLC (Consumer Discretionary)	105,668
2,743	Ocado Group PLC (Consumer Discretionary)*	41,297
4,359	Pearson PLC (Communication Services)	43,239
176	Persimmon PLC (Consumer Discretionary)	4,363
3,575	Prudential PLC (Financials)	71,081
730	Reckitt Benckiser Group PLC (Consumer Staples)	58,407
3,772	RELX PLC (Industrials)	87,597
1,462	Rentokil Initial PLC (Industrials)	6,910

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,469	Rolls-Royce Holdings PLC (Industrials)*	$ 15,923
3,393	Royal Bank of Scotland Group PLC (Financials)	9,139
2,892	RSA Insurance Group PLC (Financials)	20,143
10,199	Sage Group PLC (The) (Information Technology)	96,026
477	Schroders PLC (Financials)	17,549
5,408	Segro PLC REIT (Real Estate)	47,550
822	Severn Trent PLC (Utilities)	20,617
4,904	Smith & Nephew PLC (Health Care)	102,852
1,419	Smiths Group PLC (Industrials)	25,764
199	Spirax-Sarco Engineering PLC (Industrials)	20,969
1,669	SSE PLC (Utilities)	22,687
1,128	St James’s Place PLC (Financials)	14,878
2,184	Standard Chartered PLC (Financials)	18,911
8,384	Standard Life Aberdeen PLC (Financials)	28,246
12,502	Taylor Wimpey PLC (Consumer Discretionary)	26,039
32,710	Tesco PLC (Consumer Staples)	93,340
3,320	Unilever NV (Consumer Staples)	199,781
2,761	Unilever PLC (Consumer Staples)	168,326
2,105	United Utilities Group PLC (Utilities)	21,156
53,212	Vodafone Group PLC (Communication Services)	86,800
210	Whitbread PLC (Consumer Discretionary)	12,255
15,463	Wm Morrison Supermarkets PLC (Consumer Staples)	38,365

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
3,221	WPP PLC (Communication Services)		$ 38,210

			5,012,034

United States – 0.7%
115	Carnival PLC (Consumer Discretionary)		5,667
1,725	Ferguson PLC (Industrials)		111,405
1,005	QIAGEN NV (Health Care)*		38,257

			155,329

TOTAL COMMON STOCKS (Cost $25,186,577)			$22,516,652

Shares	Description	Rate	Value

Preferred Stocks – 0.6%
Germany – 0.6%
155	Bayerische Motoren Werke AG (Consumer Discretionary)	6.50%	$ 9,155
1,067	FUCHS PETROLUB SE (Materials)	2.66	41,544
286	Henkel AG & Co KGaA (Consumer Staples)	2.25	26,064
127	Porsche Automobil Holding SE (Consumer Discretionary)*	3.08	7,894
105	Sartorius AG (Health Care)	0.37	19,891
127	Volkswagen AG (Consumer Discretionary)	3.39	19,742

			124,290

United Kingdom – 0.0%
129,788	Rolls-Royce Holdings PLC (Industrials)*	0.00	163

TOTAL PREFERRED STOCKS (Cost $160,362)			$ 124,453

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $25,346,939)			$22,641,105

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 2.4%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
539,248	2.340%	$ 539,248
(Cost $539,248)

TOTAL INVESTMENTS – 101.3% (Cost $25,886,187)		$23,180,353

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.3)%		(280,876)

NET ASSETS – 100.0%		$22,899,477

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® EUROPE EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$517,340	$9,682,579	$(9,660,671)	$539,248

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACTIVEBETA® EUROPE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$104,621	$—	$—
Asia	68,116	—	—
Europe	21,766,384	336,855	—
North America	155,329	—	—
Oceania	209,800	—	—
Securities Lending Reinvestment Vehicle	539,248	—	—

Total	$22,843,498	$336,855	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Australia – 6.5%
27,493	AGL Energy Ltd. (Utilities)	$ 391,447
94,213	Amcor Ltd. (Materials)	1,075,740
40,757	APA Group (Utilities)	286,338
40,647	Aristocrat Leisure Ltd. (Consumer Discretionary)	820,085
21,007	ASX Ltd. (Financials)	1,102,518
122,755	Aurizon Holdings Ltd. (Industrials)	440,563
450,116	AusNet Services (Utilities)	555,116
171,555	Australia & New Zealand Banking Group Ltd. (Financials)	3,313,869
110,483	Bank of Queensland Ltd. (Financials)	708,836
198,712	Bendigo & Adelaide Bank Ltd. (Financials)	1,546,119
168,816	BHP Group Ltd. (Materials)	4,416,566
99,451	BHP Group PLC (Materials)	2,236,961
384,511	BlueScope Steel Ltd. (Materials)	2,807,945
114,489	Brambles Ltd. (Industrials)	960,610
39,671	Caltex Australia Ltd. (Energy)	725,357
67,367	CIMIC Group Ltd. (Industrials)	2,107,853
77,704	Coca-Cola Amatil Ltd. (Consumer Staples)	513,069
31,951	Cochlear Ltd. (Health Care)	4,430,327
295,058	Coles Group Ltd. (Consumer Staples)*	2,545,165
130,130	Commonwealth Bank of Australia (Financials)	7,078,506
33,144	Computershare Ltd. (Information Technology)	383,036
38,002	CSL Ltd. (Health Care)	5,410,487
111,086	Dexus REIT (Real Estate)	991,321
94,734	Flight Centre Travel Group Ltd. (Consumer Discretionary)	2,861,093
63,264	Fortescue Metals Group Ltd. (Materials)	352,851
125,338	Goodman Group REIT (Real Estate)	1,163,662

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
244,642	GPT Group (The) REIT (Real Estate)	$ 976,321
167,375	Harvey Norman Holdings Ltd. (Consumer Discretionary)(a)	482,418
366,550	Incitec Pivot Ltd. (Materials)	833,002
107,133	Insurance Australia Group Ltd. (Financials)	567,837
25,581	Macquarie Group Ltd. (Financials)	2,132,350
427,138	Medibank Pvt Ltd. (Financials)	979,570
273,454	Mirvac Group REIT (Real Estate)	574,072
131,731	National Australia Bank Ltd. (Financials)	2,417,737
34,261	Newcrest Mining Ltd. (Materials)	645,904
76,473	Oil Search Ltd. (Energy)	373,539
313,403	Origin Energy Ltd. (Energy)	1,559,074
99,731	QBE Insurance Group Ltd. (Financials)	806,381
8,167	Ramsay Health Care Ltd. (Health Care)	395,133
24,911	REA Group Ltd. (Communication Services)	1,535,758
16,618	Rio Tinto Ltd. (Materials)	1,154,832
62,731	Rio Tinto PLC (Materials)	3,586,836
162,904	Santos Ltd. (Energy)	760,731
210,082	Scentre Group REIT (Real Estate)	553,110
40,430	Sonic Healthcare Ltd. (Health Care)	732,512
1,113,793	South32 Ltd. (Materials)	2,562,015
230,832	Stockland REIT (Real Estate)	708,498
123,145	Suncorp Group Ltd. (Financials)	1,111,733
63,311	Sydney Airport (Industrials)	325,040
447,875	Telstra Corp. Ltd. (Communication Services)	1,132,632
150,679	Transurban Group (Industrials)	1,454,263

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
289,266	Vicinity Centres REIT (Real Estate)	$ 517,078
29,499	Washington H Soul Pattinson & Co. Ltd. (Energy)	456,185
128,364	Wesfarmers Ltd. (Consumer Discretionary)	3,295,115
197,061	Westpac Banking Corp. (Financials)	3,746,485
48,516	Woodside Petroleum Ltd. (Energy)	1,190,619
218,569	Woolworths Group Ltd. (Consumer Staples)	4,750,532

		91,542,752

Austria – 0.2%
16,148	ANDRITZ AG (Industrials)	579,424
10,088	Erste Group Bank AG (Financials)*	356,920
67,112	Raiffeisen Bank International AG (Financials)	1,557,050
14,907	Verbund AG (Utilities)	744,200

		3,237,594

Belgium – 0.7%
26,292	Ageas (Financials)	1,279,758
16,856	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,363,869
28,211	Colruyt SA (Consumer Staples)	2,091,185
7,429	Groupe Bruxelles Lambert SA (Financials)	690,924
13,564	KBC Group NV (Financials)	889,672
14,681	Proximus SADP (Communication Services)	424,536
6,835	Solvay SA (Materials)	640,403
13,648	Telenet Group Holding NV (Communication Services)	733,665
18,790	UCB SA (Health Care)	1,433,878

		9,547,890

Shares	Description	Value

Common Stocks – (continued)
Canada – 9.1%
40,613	Alimentation Couche-Tard, Inc., Class B (Consumer Staples)	$ 2,491,936
12,573	Atco Ltd., Class I (Utilities)	432,368
38,900	Bank of Montreal (Financials)	2,823,336
77,367	Bank of Nova Scotia (The) (Financials)	3,923,575
16,349	BCE, Inc. (Communication Services)	736,001
38,367	Brookfield Asset Management, Inc., Class A (Financials)	1,759,564
35,336	CAE, Inc. (Industrials)	900,978
108,115	Cameco Corp. (Energy)	1,090,827
32,227	Canadian Imperial Bank of Commerce (Financials)	2,443,188
29,016	Canadian National Railway Co. (Industrials)	2,571,712
49,405	Canadian Natural Resources Ltd. (Energy)	1,334,253
8,204	Canadian Pacific Railway Ltd. (Industrials)	1,797,853
3,349	Canadian Tire Corp. Ltd., Class A (Consumer Discretionary)	334,925
16,406	Canadian Utilities Ltd., Class A (Utilities)	462,363
15,297	Canopy Growth Corp. (Health Care)*(a)	616,451
323,639	Cenovus Energy, Inc. (Energy)	2,652,504
40,745	CGI, Inc. (Information Technology)*	2,969,301
188,165	CI Financial Corp. (Financials)	2,824,076
7,358	Constellation Software, Inc. (Information Technology)	6,369,930
18,288	Cronos Group, Inc. (Health Care)*(a)	258,378
135,158	Dollarama, Inc. (Consumer Discretionary)	4,267,989
18,423	Emera, Inc. (Utilities)	709,174

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
246,225	Empire Co. Ltd., Class A (Consumer Staples)	$ 5,675,250
79,160	Enbridge, Inc. (Energy)	2,913,678
1,642	Fairfax Financial Holdings Ltd. (Financials)	753,044
40,257	First Capital Realty, Inc. (Real Estate)	619,086
34,840	Fortis, Inc. (Utilities)	1,315,617
50,211	George Weston Ltd. (Consumer Staples)	3,750,133
15,180	Gildan Activewear, Inc. (Consumer Discretionary)	547,621
51,013	Great-West Lifeco, Inc. (Financials)	1,154,670
50,394	H&R Real Estate Investment Trust REIT (Real Estate)	849,902
29,786	Hydro One Ltd. (Utilities)(b)	504,549
62,378	iA Financial Corp., Inc. (Financials)	2,340,271
23,897	IGM Financial, Inc. (Financials)	648,378
54,359	Imperial Oil Ltd. (Energy)	1,452,763
11,360	Intact Financial Corp. (Financials)	976,511
18,418	Inter Pipeline Ltd. (Energy)	280,650
8,334	Kirkland Lake Gold Ltd. (Materials)	288,198
54,111	Loblaw Cos. Ltd. (Consumer Staples)	2,776,196
75,944	Magna International, Inc. (Consumer Discretionary)	3,252,014
111,317	Manulife Financial Corp. (Financials)	1,867,497
6,422	Methanex Corp. (Materials)	267,255
33,125	Metro, Inc. (Consumer Staples)	1,208,711
36,536	National Bank of Canada (Financials)	1,640,728
14,285	Nutrien Ltd. (Materials)	696,551
11,136	Onex Corp. (Financials)	635,013
14,858	Open Text Corp. (Information Technology)	590,627

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
32,005	Pembina Pipeline Corp. (Energy)	$ 1,141,565
135,005	Power Corp. of Canada (Financials)	2,845,101
122,452	Power Financial Corp. (Financials)	2,702,839
25,199	Quebecor, Inc., Class B (Communication Services)	594,606
5,394	Restaurant Brands International, Inc. (Consumer Discretionary)	354,945
35,288	RioCan Real Estate Investment Trust REIT (Real Estate)	680,754
26,843	Rogers Communications, Inc., Class B (Communication Services)	1,411,943
109,386	Royal Bank of Canada (Financials)	8,219,121
62,331	Saputo, Inc. (Consumer Staples)	2,073,858
21,205	Shaw Communications, Inc., Class B (Communication Services)	430,562
8,349	Shopify, Inc., Class A (Information Technology)*	2,296,392
28,197	SmartCentres Real Estate Investment Trust REIT (Real Estate)	681,200
48,560	Sun Life Financial, Inc. (Financials)	1,884,354
75,523	Suncor Energy, Inc. (Energy)	2,326,750
38,002	TC Energy Corp. (Energy)	1,852,172
132,769	Teck Resources Ltd., Class B (Materials)	2,697,806
18,797	TELUS Corp. (Communication Services)	694,094
14,386	Thomson Reuters Corp. (Industrials)	914,089
126,974	Toronto-Dominion Bank (The) (Financials)	6,940,882
32,962	West Fraser Timber Co. Ltd. (Materials)	1,284,687

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
77,381	WSP Global, Inc. (Industrials)	$ 4,080,547

		126,883,862

China – 0.1%
304,307	BOC Hong Kong Holdings Ltd. (Financials)	1,168,239
485,125	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	482,887

		1,651,126

Colombia – 0.0%
5,671	Millicom International Cellular SA (Communication Services)	317,300

Denmark – 2.3%
3,391	AP Moller - Maersk A/S, Class A (Industrials)	3,453,621
3,264	AP Moller - Maersk A/S, Class B (Industrials)	3,497,186
31,081	Carlsberg A/S, Class B (Consumer Staples)	4,084,302
9,945	Chr Hansen Holding A/S (Materials)	1,035,571
27,958	Coloplast A/S, Class B (Health Care)	2,973,008
54,353	Danske Bank A/S (Financials)	892,196
32,217	Demant A/S (Health Care)*	1,076,424
17,896	DSV A/S (Industrials)	1,595,385
22,868	H Lundbeck A/S (Health Care)	915,914
16,141	ISS A/S (Industrials)	453,189
153,962	Novo Nordisk A/S, Class B (Health Care)	7,230,269
12,355	Novozymes A/S, Class B (Materials)	580,024
23,281	Orsted A/S (Utilities)(b)	1,851,015
23,585	Pandora A/S (Consumer Discretionary)	873,890
45,433	Tryg A/S (Financials)	1,419,686

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
11,217	Vestas Wind Systems A/S (Industrials)	$ 917,279

		32,848,959

Finland – 0.7%
13,072	Elisa OYJ (Communication Services)	581,506
20,236	Fortum OYJ (Utilities)	431,381
14,211	Kone OYJ, Class B (Industrials)	772,957
45,501	Neste OYJ (Energy)	1,534,304
251,513	Nokia OYJ (Information Technology)	1,255,626
79,662	Nordea Bank Abp (Financials)	560,728
71,397	Orion OYJ, Class B (Health Care)	2,329,554
23,887	Sampo OYJ, Class A (Financials)	1,031,732
55,551	UPM-Kymmene OYJ (Materials)	1,387,871

		9,885,659

France – 10.7%
15,471	Accor SA (Consumer Discretionary)	569,613
2,921	Aeroports de Paris (Industrials)	498,669
19,395	Air Liquide SA (Materials)	2,409,830
25,227	Airbus SE (Industrials)	3,228,911
14,453	Alstom SA (Industrials)	658,401
48,740	Arkema SA (Materials)	4,080,025
65,183	Atos SE (Information Technology)	4,955,275
158,305	AXA SA (Financials)	3,895,071
18,869	BioMerieux (Health Care)	1,538,101
89,496	BNP Paribas SA (Financials)(a)	4,076,459
702,514	Bollore SA (Industrials)	3,164,266
11,906	Bouygues SA (Industrials)	415,669
30,482	Bureau Veritas SA (Industrials)	717,056

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
28,728	Capgemini SE (Information Technology)	$ 3,204,506
82,662	Carrefour SA (Consumer Staples)	1,551,207
33,618	Casino Guichard Perrachon SA (Consumer Staples)(a)	1,276,338
30,021	Cie de Saint-Gobain (Industrials)	1,084,408
8,693	Cie Generale des Etablissements Michelin (Consumer Discretionary)	997,281
106,045	CNP Assurances (Financials)	2,267,707
5,826	Covivio REIT (Real Estate)	609,618
221,073	Credit Agricole SA (Financials)(a)	2,520,188
63,394	Danone SA (Consumer Staples)	5,043,918
475	Dassault Aviation SA (Industrials)	591,246
20,937	Dassault Systemes (Information Technology)	3,099,543
20,237	Edenred (Industrials)	922,340
28,353	Eiffage SA (Industrials)	2,703,915
62,268	Electricite de France SA (Utilities)	871,518
104,355	Engie SA (Utilities)(a)	1,447,786
19,994	EssilorLuxottica SA (Consumer Discretionary)	2,298,215
15,253	Eurazeo SE (Financials)	1,064,874
18,826	Eutelsat Communications SA (Communication Services)	330,940
11,082	Faurecia (Consumer Discretionary)	408,389
4,835	Gecina SA REIT (Real Estate)	689,649
45,680	Getlink SE (Industrials)	702,978
9,174	Hermes International (Consumer Discretionary)	6,080,669
8,260	ICADE REIT (Real Estate)	700,005
7,322	Imerys SA (Materials)	316,906
13,558	Ingenico Group SA (Information Technology)*	1,081,456
24,980	Ipsen SA (Health Care)	2,975,718

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
5,202	Kering (Consumer Discretionary)	$ 2,701,042
18,197	Klepierre SA REIT (Real Estate)	617,865
17,347	Legrand SA (Industrials)	1,162,544
28,849	L’Oreal SA (Consumer Staples)	7,728,352
23,288	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	8,787,004
268,017	Natixis SA (Financials)(a)	1,227,214
74,721	Orange SA (Communication Services)(a)	1,169,046
14,222	Pernod Ricard SA (Consumer Staples)	2,500,860
171,714	Peugeot SA (Consumer Discretionary)	3,821,250
24,695	Publicis Groupe SA (Communication Services)	1,345,673
5,667	Remy Cointreau SA (Consumer Staples)	776,748
24,276	Safran SA (Industrials)	3,184,016
84,593	Sanofi (Health Care)(a)	6,809,792
6,888	Sartorius Stedim Biotech (Health Care)	952,547
31,655	Schneider Electric SE (Industrials)	2,497,453
18,245	SCOR SE (Financials)	748,802
18,622	SEB SA (Consumer Discretionary)	3,035,934
14,031	Societe BIC SA (Industrials)*(a)	1,092,918
75,605	Societe Generale SA (Financials)(a)	1,892,265
5,682	Sodexo SA (Consumer Discretionary)	652,169
28,618	Suez (Utilities)(a)	381,888
7,129	Teleperformance (Industrials)	1,366,403
12,445	Thales SA (Industrials)	1,366,839
142,240	TOTAL SA (Energy)	7,392,681
36,933	Ubisoft Entertainment SA (Communication Services)*	3,019,226

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
3,525	Unibail-Rodamco-Westfield REIT (Real Estate)	$ 531,666
12,407	Valeo SA (Consumer Discretionary)(a)	327,394
39,682	Veolia Environnement SA (Utilities)	915,789
39,249	Vinci SA (Industrials)	3,868,986
44,279	Vivendi SA (Communication Services)(a)	1,190,630
3,426	Wendel SA (Financials)	435,225
20,093	Worldline SA (Information Technology)*(a)(b)	1,206,855

		149,755,740

Germany – 7.2%
29,901	adidas AG (Consumer Discretionary)	8,536,631
33,981	Allianz SE (Financials)	7,530,178
138,957	Aroundtown SA (Real Estate)	1,177,145
15,218	Axel Springer SE (Communication Services)(a)	942,027
41,215	BASF SE (Materials)	2,712,504
67,888	Bayer AG (Health Care)	3,995,886
6,959	Bayerische Motoren Werke AG (Consumer Discretionary)	480,950
32,842	Beiersdorf AG (Consumer Staples)	3,771,371
25,146	Brenntag AG (Industrials)	1,165,132
2,897	Carl Zeiss Meditec AG (Health Care)	271,982
5,144	Continental AG (Consumer Discretionary)	698,184
44,414	Covestro AG (Materials)(b)	1,941,601
18,361	Daimler AG (Consumer Discretionary)	950,087
23,709	Deutsche Boerse AG (Financials)	3,269,491
109,344	Deutsche Lufthansa AG (Industrials)	2,077,500
149,269	Deutsche Post AG (Industrials)	4,387,995

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
202,770	Deutsche Telekom AG (Communication Services)	$ 3,414,207
31,431	Deutsche Wohnen SE (Real Estate)	1,479,812
129,101	E.ON SE (Utilities)	1,344,982
18,294	Evonik Industries AG (Materials)	479,477
6,962	Fraport AG Frankfurt Airport Services Worldwide (Industrials)	546,946
11,977	Fresenius Medical Care AG & Co KGaA (Health Care)	871,264
32,699	Fresenius SE & Co KGaA (Health Care)	1,654,656
9,235	Hannover Rueck SE (Financials)	1,381,055
20,195	HeidelbergCement AG (Materials)	1,497,886
13,464	Henkel AG & Co KGaA (Consumer Staples)(a)	1,164,280
9,094	HOCHTIEF AG (Industrials)	1,080,274
39,943	HUGO BOSS AG (Consumer Discretionary)	2,318,996
57,789	Infineon Technologies AG (Information Technology)	1,035,764
29,018	Innogy SE (Utilities)(b)	1,312,204
10,342	KION Group AG (Industrials)	562,862
13,147	Knorr-Bremse AG (Industrials)*	1,443,793
24,898	Merck KGaA (Health Care)	2,398,841
71,554	METRO AG (Consumer Staples)	1,125,078
5,883	MTU Aero Engines AG (Industrials)	1,269,188
8,433	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	2,030,760
4,441	Puma SE (Consumer Discretionary)	2,575,866
175,324	RWE AG (Utilities)	4,368,525
64,137	SAP SE (Information Technology)	7,891,836

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
38,536	Siemens AG (Industrials)	$ 4,356,097
8,068	Siemens Healthineers AG (Health Care)(b)	313,322
11,065	Symrise AG (Materials)	1,034,018
166,084	Telefonica Deutschland Holding AG (Communication Services)	464,725
67,874	Uniper SE (Utilities)	1,899,205
36,057	Vonovia SE (Real Estate)	1,886,859
5,571	Wirecard AG (Information Technology)	869,747
52,397	Zalando SE (Consumer Discretionary)*(b)	2,075,131

		100,056,320

Hong Kong – 3.3%
594,750	AIA Group Ltd. (Financials)	5,586,768
62,446	ASM Pacific Technology Ltd. (Information Technology)	605,700
313,941	Bank of East Asia Ltd. (The) (Financials)	976,993
131,191	CK Asset Holdings Ltd. (Real Estate)	948,726
291,901	CK Hutchison Holdings Ltd. (Industrials)	2,756,856
52,698	CK Infrastructure Holdings Ltd. (Utilities)	406,969
119,275	CLP Holdings Ltd. (Utilities)	1,348,595
296,170	Dairy Farm International Holdings Ltd. (Consumer Staples)	2,265,701
161,297	Hang Lung Properties Ltd. (Real Estate)	339,441
73,941	Hang Seng Bank Ltd. (Financials)	1,853,111
79,761	Henderson Land Development Co. Ltd. (Real Estate)	412,002
715,239	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	699,681
625,397	HKT Trust & HKT Ltd. (Communication Services)	985,888

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
872,633	Hong Kong & China Gas Co. Ltd. (Utilities)	$ 1,927,671
116,823	Hong Kong Exchanges & Clearing Ltd. (Financials)	3,716,022
66,569	Hongkong Land Holdings Ltd. (Real Estate)	434,030
12,536	Jardine Matheson Holdings Ltd. (Industrials)	804,560
20,123	Jardine Strategic Holdings Ltd. (Industrials)	751,393
634,023	Kerry Properties Ltd. (Real Estate)	2,405,722
129,393	Link REIT REIT (Real Estate)	1,547,986
136,126	MTR Corp. Ltd. (Industrials)	832,498
238,139	New World Development Co. Ltd. (Real Estate)	351,109
358,397	NWS Holdings Ltd. (Industrials)	706,687
1,618,239	PCCW Ltd. (Communication Services)	920,515
58,361	Power Assets Holdings Ltd. (Utilities)	403,437
309,643	Shangri-La Asia Ltd. (Consumer Discretionary)	394,925
61,637	Sun Hung Kai Properties Ltd. (Real Estate)	975,589
249,634	Swire Pacific Ltd., Class A (Real Estate)	2,954,644
129,847	Swire Properties Ltd. (Real Estate)	534,919
197,806	Techtronic Industries Co. Ltd. (Consumer Discretionary)	1,261,429
609,961	Vitasoy International Holdings Ltd. (Consumer Staples)	3,271,309
1,527,317	WH Group Ltd. (Consumer Staples)(b)	1,375,268
52,237	Wharf Real Estate Investment Co. Ltd. (Real Estate)	356,772
61,863	Wheelock & Co. Ltd. (Real Estate)	409,498

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
101,047	Yue Yuen Industrial Holdings Ltd. (Consumer Discretionary)	$ 282,886

		45,805,300

Ireland – 0.3%
5,908	AerCap Holdings NV (Industrials)*	264,797
47,264	CRH PLC (Materials)	1,474,195
40,252	James Hardie Industries PLC CDI (Materials)	511,477
13,125	Kerry Group PLC, Class A (Consumer Staples)	1,513,775

		3,764,244

Israel – 0.9%
5,138	Azrieli Group Ltd. (Real Estate)	306,592
100,431	Bank Hapoalim BM (Financials)	728,555
254,658	Bank Leumi Le-Israel BM (Financials)	1,717,513
10,861	Check Point Software Technologies Ltd. (Information Technology)*	1,197,751
5,177	CyberArk Software Ltd. (Information Technology)*	683,623
137,399	Israel Chemicals Ltd. (Materials)	694,152
133,197	Israel Discount Bank Ltd., Class A (Financials)	511,760
43,330	Mizrahi Tefahot Bank Ltd. (Financials)*	953,972
20,472	Nice Ltd. (Information Technology)*	2,837,033
250,383	Teva Pharmaceutical Industries Ltd. ADR (Health Care)*	2,165,813
7,412	Wix.com Ltd. (Information Technology)*	1,017,964

		12,814,728

Shares	Description	Value

Common Stocks – (continued)
Italy – 2.3%
162,246	Assicurazioni Generali SpA (Financials)	$ 2,841,254
17,284	Atlantia SpA (Industrials)	432,589
108,144	Davide Campari-Milano SpA (Consumer Staples)	1,053,862
454,238	Enel SpA (Utilities)	2,819,424
199,235	Eni SpA (Energy)	3,014,998
19,939	Ferrari NV (Consumer Discretionary)	2,835,148
88,585	FinecoBank Banca Fineco SpA (Financials)	915,678
912,664	Intesa Sanpaolo SpA (Financials)	1,865,024
103,847	Leonardo SpA (Industrials)	1,150,507
37,086	Mediobanca Banca di Credito Finanziario SpA (Financials)	341,855
82,060	Moncler SpA (Consumer Discretionary)	3,017,638
171,621	Poste Italiane SpA (Financials)(b)	1,663,839
40,320	Prysmian SpA (Industrials)*	670,814
43,089	Recordati SpA (Health Care)	1,776,601
261,534	Snam SpA (Energy)	1,312,648
3,441,665	Telecom Italia SpA (Communication Services)*	1,686,730
3,541,364	Telecom Italia SpA-RSP (Communication Services)	1,651,535
192,159	Terna Rete Elettrica Nazionale SpA (Utilities)	1,170,448
141,320	UniCredit SpA (Financials)	1,604,406

		31,824,998

Japan – 20.7%
15,847	ABC-Mart, Inc. (Consumer Discretionary)	989,571
13,308	Advantest Corp. (Information Technology)	312,675
48,924	Aeon Co. Ltd. (Consumer Staples)	846,003
23,294	Ajinomoto Co., Inc. (Consumer Staples)	396,261

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
92,459	Alfresa Holdings Corp. (Health Care)	$ 2,329,039
22,607	ANA Holdings, Inc. (Industrials)	757,072
15,324	Aozora Bank Ltd. (Financials)	372,462
42,627	Asahi Group Holdings Ltd. (Consumer Staples)	1,875,470
8,337	Asahi Intecc Co. Ltd. (Health Care)	426,928
258,929	Astellas Pharma, Inc. (Health Care)	3,487,761
61,755	Bandai Namco Holdings, Inc. (Consumer Discretionary)	3,037,271
20,519	Benesse Holdings, Inc. (Consumer Discretionary)	477,753
41,277	Bridgestone Corp. (Consumer Discretionary)	1,543,112
103,867	Brother Industries Ltd. (Information Technology)	1,782,217
77,227	Calbee, Inc. (Consumer Staples)	2,190,736
77,053	Canon, Inc. (Information Technology)	2,175,155
30,248	Casio Computer Co. Ltd. (Consumer Discretionary)	337,374
8,331	Central Japan Railway Co. (Industrials)	1,737,559
36,283	Chubu Electric Power Co., Inc. (Utilities)	495,080
14,829	Chugai Pharmaceutical Co. Ltd. (Health Care)	988,828
69,440	Chugoku Electric Power Co., Inc. (The) (Utilities)	869,159
47,394	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)(a)	1,077,305
67,033	Credit Saison Co. Ltd. (Financials)	722,345
35,915	CyberAgent, Inc. (Communication Services)	1,382,682
33,682	Dai Nippon Printing Co. Ltd. (Industrials)	730,565

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
45,232	Dai-ichi Life Holdings, Inc. (Financials)	$ 655,723
42,163	Daiichi Sankyo Co. Ltd. (Health Care)	2,040,678
14,405	Daikin Industries Ltd. (Industrials)	1,755,267
5,401	Daito Trust Construction Co. Ltd. (Real Estate)	703,137
32,099	Daiwa House Industry Co. Ltd. (Real Estate)	961,122
300	Daiwa House REIT Investment Corp. REIT (Real Estate)	709,003
14,324	Denso Corp. (Consumer Discretionary)	554,358
9,083	East Japan Railway Co. (Industrials)	862,498
19,245	Eisai Co. Ltd. (Health Care)	1,131,392
95,407	Electric Power Development Co. Ltd. (Utilities)	2,092,232
39,704	FamilyMart UNY Holdings Co. Ltd. (Consumer Staples)(a)	956,626
9,463	Fast Retailing Co. Ltd. (Consumer Discretionary)	5,470,804
54,595	FUJIFILM Holdings Corp. (Information Technology)	2,614,224
37,550	Fujitsu Ltd. (Information Technology)	2,543,682
4,148	GMO Payment Gateway, Inc. (Information Technology)	278,889
46,724	Hakuhodo DY Holdings, Inc. (Communication Services)	735,018
10,615	Hamamatsu Photonics KK (Information Technology)	381,289
18,301	Hankyu Hanshin Holdings, Inc. (Industrials)	659,055
2,378	Hikari Tsushin, Inc. (Consumer Discretionary)	482,280
55,955	Hitachi Ltd. (Information Technology)	1,899,610
163,295	Honda Motor Co. Ltd. (Consumer Discretionary)	3,987,060

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
66,904	Hoya Corp. (Health Care)	$ 4,657,246
46,698	Idemitsu Kosan Co. Ltd. (Energy)	1,322,554
23,741	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	376,532
51,616	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	426,905
49,137	Isuzu Motors Ltd. (Consumer Discretionary)	543,075
172,003	ITOCHU Corp. (Industrials)	3,166,788
12,830	Itochu Techno-Solutions Corp. (Information Technology)	318,579
30,420	Japan Airlines Co. Ltd. (Industrials)	956,237
25,576	Japan Exchange Group, Inc. (Financials)	396,684
50,380	Japan Post Bank Co. Ltd. (Financials)	515,980
95,071	Japan Post Holdings Co. Ltd. (Financials)	1,052,501
220	Japan Prime Realty Investment Corp. REIT (Real Estate)	940,180
187	Japan Real Estate Investment Corp. REIT (Real Estate)	1,110,891
331	Japan Retail Fund Investment Corp. REIT (Real Estate)	666,420
43,573	Japan Tobacco, Inc. (Consumer Staples)	1,000,283
52,378	JTEKT Corp. (Industrials)	555,740
131,902	Kakaku.com, Inc. (Communication Services)	2,675,093
40,159	Kamigumi Co. Ltd. (Industrials)	948,355
52,372	Kao Corp. (Consumer Staples)	4,090,394
12,649	Kawasaki Heavy Industries Ltd. (Industrials)	283,445

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
87,522	KDDI Corp. (Communication Services)	$ 2,247,802
24,910	Keihan Holdings Co. Ltd. (Industrials)	1,074,864
19,038	Keikyu Corp. (Industrials)	322,458
15,150	Keio Corp. (Industrials)	1,010,233
13,473	Keisei Electric Railway Co. Ltd. (Industrials)	503,803
3,630	Keyence Corp. (Information Technology)	2,056,471
34,223	Kikkoman Corp. (Consumer Staples)	1,419,983
21,204	Kintetsu Group Holdings Co. Ltd. (Industrials)	1,015,527
75,205	Kirin Holdings Co. Ltd. (Consumer Staples)	1,631,202
8,947	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	665,823
244,036	Konica Minolta, Inc. (Information Technology)	2,153,226
24,728	Kose Corp. (Consumer Staples)	3,910,474
5,579	Kyocera Corp. (Information Technology)	340,367
56,928	Kyushu Electric Power Co., Inc. (Utilities)	561,546
23,270	Kyushu Railway Co. (Industrials)	694,403
35,477	Lawson, Inc. (Consumer Staples)	1,656,628
41,825	LINE Corp. (Communication Services)*(a)	1,221,140
132,838	Lion Corp. (Consumer Staples)	2,574,176
105,405	M3, Inc. (Health Care)	1,992,089
308,491	Marubeni Corp. (Industrials)	1,941,725
21,968	Marui Group Co. Ltd. (Consumer Discretionary)(a)	458,076
17,116	Maruichi Steel Tube Ltd. (Materials)	448,492
223,513	Mazda Motor Corp. (Consumer Discretionary)	2,185,209

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,748	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	$ 762,009
115,499	Mebuki Financial Group, Inc. (Financials)	290,410
152,645	Medipal Holdings Corp. (Health Care)	3,305,258
30,031	MEIJI Holdings Co. Ltd. (Consumer Staples)	2,104,867
73,387	MISUMI Group, Inc. (Industrials)	1,731,007
301,325	Mitsubishi Chemical Holdings Corp. (Materials)	1,974,050
121,348	Mitsubishi Corp. (Industrials)	3,166,280
83,065	Mitsubishi Electric Corp. (Industrials)	1,040,847
42,586	Mitsubishi Estate Co. Ltd. (Real Estate)	783,276
47,693	Mitsubishi Heavy Industries Ltd. (Industrials)	2,092,211
28,012	Mitsubishi Materials Corp. (Materials)	730,905
595,900	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,750,223
303,289	Mitsubishi UFJ Lease & Finance Co. Ltd. (Financials)	1,514,001
63,471	Mitsui & Co. Ltd. (Industrials)	980,636
12,816	Mitsui Chemicals, Inc. (Materials)	281,757
13,959	Mitsui Fudosan Co. Ltd. (Real Estate)	338,320
828,826	Mizuho Financial Group, Inc. (Financials)	1,173,295
81,298	MonotaRO Co. Ltd. (Industrials)	1,737,902
19,763	MS&AD Insurance Group Holdings, Inc. (Financials)	627,247
18,267	Murata Manufacturing Co. Ltd. (Information Technology)	791,584
44,344	Nagoya Railroad Co. Ltd. (Industrials)	1,224,438
60,830	NEC Corp. (Information Technology)	2,255,038

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
11,110	NH Foods Ltd. (Consumer Staples)	$ 449,209
3,203	Nidec Corp. (Industrials)	400,910
100,512	Nikon Corp. (Consumer Discretionary)	1,375,647
182	Nippon Building Fund, Inc. REIT (Real Estate)	1,243,785
76,881	Nippon Electric Glass Co. Ltd. (Information Technology)	1,850,950
334	Nippon Prologis REIT, Inc. REIT (Real Estate)	726,294
18,020	Nippon Steel Corp. (Materials)	299,822
95,199	Nippon Telegraph & Telephone Corp. (Communication Services)	4,266,529
14,967	Nissan Chemical Corp. (Materials)	635,486
102,420	Nissan Motor Co. Ltd. (Consumer Discretionary)	692,956
38,683	Nisshin Seifun Group, Inc. (Consumer Staples)	899,248
5,154	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	312,349
23,709	Nitori Holdings Co. Ltd. (Consumer Discretionary)	2,822,370
154,398	Nomura Real Estate Holdings, Inc. (Real Estate)	3,176,838
546	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	846,847
99,723	NTT Data Corp. (Information Technology)	1,194,012
140,209	NTT DOCOMO, Inc. (Communication Services)	3,222,579
10,063	Obic Co. Ltd. (Information Technology)	1,216,921
24,037	Odakyu Electric Railway Co. Ltd. (Industrials)	593,315
174,911	Oji Holdings Corp. (Materials)	908,587
170,576	Olympus Corp. (Health Care)	2,018,790

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
34,964	Omron Corp. (Information Technology)	$ 1,661,655
18,309	Ono Pharmaceutical Co. Ltd. (Health Care)	323,770
6,308	Oracle Corp. Japan (Information Technology)(a)	440,965
17,511	Oriental Land Co. Ltd. (Consumer Discretionary)	2,136,963
87,378	ORIX Corp. (Financials)	1,235,323
30,953	Osaka Gas Co. Ltd. (Utilities)	549,357
11,570	Otsuka Corp. (Information Technology)	449,160
19,977	Otsuka Holdings Co. Ltd. (Health Care)	670,837
118,506	Panasonic Corp. (Consumer Discretionary)	943,900
16,001	Park24 Co. Ltd. (Industrials)	300,640
5,793	PeptiDream, Inc. (Health Care)*	288,650
66,976	Persol Holdings Co. Ltd. (Industrials)	1,426,189
26,962	Pigeon Corp. (Consumer Staples)	1,026,828
106,571	Pola Orbis Holdings, Inc. (Consumer Staples)	2,949,536
91,273	Rakuten, Inc. (Consumer Discretionary)	954,132
192,336	Recruit Holdings Co. Ltd. (Industrials)	6,143,415
224,071	Renesas Electronics Corp. (Information Technology)*	1,021,553
166,440	Resona Holdings, Inc. (Financials)	705,004
60,816	Ricoh Co. Ltd. (Information Technology)	590,376
4,512	Rinnai Corp. (Consumer Discretionary)	295,882
10,878	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	1,970,714
11,847	Sankyo Co. Ltd. (Consumer Discretionary)	452,821
16,059	Secom Co. Ltd. (Industrials)	1,373,908

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
19,481	Seiko Epson Corp. (Information Technology)	$ 287,079
54,843	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	806,671
28,023	Sekisui House Ltd. (Consumer Discretionary)	449,478
52,181	Seven & i Holdings Co. Ltd. (Consumer Staples)	1,761,875
23,599	SG Holdings Co. Ltd. (Industrials)	639,232
29,555	Shimadzu Corp. (Information Technology)	740,678
9,988	Shimamura Co. Ltd. (Consumer Discretionary)	763,531
3,306	Shimano, Inc. (Consumer Discretionary)	506,671
36,195	Shinsei Bank Ltd. (Financials)	514,381
24,814	Shionogi & Co. Ltd. (Health Care)	1,357,542
78,982	Shiseido Co. Ltd. (Consumer Staples)	5,698,052
16,445	Showa Denko KK (Materials)	452,417
26,454	SoftBank Group Corp. (Communication Services)	2,497,384
8,968	Sompo Holdings, Inc. (Financials)	339,640
73,180	Sony Corp. (Consumer Discretionary)	3,543,240
15,111	Sony Financial Holdings, Inc. (Financials)	335,135
18,627	Stanley Electric Co. Ltd. (Consumer Discretionary)	426,495
19,056	Subaru Corp. (Consumer Discretionary)	442,636
50,500	SUMCO Corp. (Information Technology)	559,535
57,401	Sumitomo Corp. (Industrials)	829,228
61,506	Sumitomo Dainippon Pharma Co. Ltd. (Health Care)	1,262,693
30,752	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	371,460

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
88,995	Sumitomo Mitsui Financial Group, Inc. (Financials)	$ 3,100,788
23,678	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	869,047
24,553	Sumitomo Realty & Development Co. Ltd. (Real Estate)	906,137
39,585	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	438,962
48,240	Sundrug Co. Ltd. (Consumer Staples)	1,209,388
38,234	Suntory Beverage & Food Ltd. (Consumer Staples)	1,589,929
43,064	Suzuken Co. Ltd. (Health Care)	2,653,448
19,963	Suzuki Motor Corp. (Consumer Discretionary)	948,369
34,933	Sysmex Corp. (Health Care)	2,422,386
12,492	Taiheiyo Cement Corp. (Materials)	369,324
7,427	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	608,114
30,298	Taiyo Nippon Sanso Corp. (Materials)	568,149
17,049	Takeda Pharmaceutical Co. Ltd. (Health Care)	576,125
38,459	Teijin Ltd. (Materials)	628,025
41,296	Terumo Corp. (Health Care)	1,174,507
24,089	Tobu Railway Co. Ltd. (Industrials)	701,094
14,644	Toho Co. Ltd. (Communication Services)	628,515
13,634	Toho Gas Co. Ltd. (Utilities)	531,170
49,516	Tohoku Electric Power Co., Inc. (Utilities)	505,307
35,213	Tokio Marine Holdings, Inc. (Financials)	1,751,650
9,779	Tokyo Century Corp. (Financials)	396,294
233,846	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	1,201,806

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
14,101	Tokyo Electron Ltd. (Information Technology)	$ 1,920,827
18,865	Tokyo Gas Co. Ltd. (Utilities)	468,693
33,526	Tokyu Corp. (Industrials)	594,714
33,300	Toppan Printing Co. Ltd. (Industrials)	486,427
77,310	Toray Industries, Inc. (Materials)	531,824
17,781	Toshiba Corp. (Industrials)	564,996
13,284	TOTO Ltd. (Industrials)	494,900
33,398	Toyo Seikan Group Holdings Ltd. (Materials)	632,432
15,716	Toyo Suisan Kaisha Ltd. (Consumer Staples)	613,731
95,494	Toyota Motor Corp. (Consumer Discretionary)	5,614,863
45,297	Toyota Tsusho Corp. (Industrials)	1,307,908
9,910	Trend Micro, Inc. (Information Technology)	444,957
13,542	Tsuruha Holdings, Inc. (Consumer Staples)	1,086,353
47,716	Unicharm Corp. (Consumer Staples)	1,432,249
479	United Urban Investment Corp. REIT (Real Estate)	789,694
25,265	USS Co. Ltd. (Consumer Discretionary)	480,052
42,149	Welcia Holdings Co. Ltd. (Consumer Staples)(a)	1,479,048
14,409	West Japan Railway Co. (Industrials)	1,128,036
9,739	Yakult Honsha Co. Ltd. (Consumer Staples)	554,336
374,116	Yamada Denki Co. Ltd. (Consumer Discretionary)	1,750,412
11,926	Yamaha Corp. (Consumer Discretionary)	536,574
66,967	Yamato Holdings Co. Ltd. (Industrials)	1,357,535
150,482	Yamazaki Baking Co. Ltd. (Consumer Staples)	2,260,522

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
16,122	Yaskawa Electric Corp. (Information Technology)	$ 467,735
35,630	Yokogawa Electric Corp. (Information Technology)	693,403
118,481	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	1,979,503
139,602	ZOZO, Inc. (Consumer Discretionary)	2,401,810

		290,061,633

Luxembourg – 0.3%
195,445	ArcelorMittal (Materials)	2,887,951
7,804	RTL Group SA (Communication Services)	372,901
27,438	SES SA (Communication Services)	413,381

		3,674,233

Macau – 0.1%
74,170	Sands China Ltd. (Consumer Discretionary)	335,823
814,667	SJM Holdings Ltd. (Consumer Discretionary)	901,889
220,059	Wynn Macau Ltd. (Consumer Discretionary)	469,838

		1,707,550

Netherlands – 4.0%
37,516	ABN AMRO Group NV (Financials)(b)	791,805
376	Adyen NV (Information Technology)*(b)	302,012
345,685	Aegon NV (Financials)	1,577,837
10,948	Akzo Nobel NV (Materials)	921,337
18,124	ASML Holding NV (Information Technology)	3,419,265
34,482	EXOR NV (Financials)	2,160,255
39,166	Heineken Holding NV (Consumer Staples)	3,866,915
20,423	Heineken NV (Consumer Staples)	2,139,742
223,190	ING Groep NV (Financials)	2,411,261

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
222,821	Koninklijke Ahold Delhaize NV (Consumer Staples)	$ 4,999,533
14,721	Koninklijke DSM NV (Materials)	1,653,558
214,714	Koninklijke KPN NV (Communication Services)	655,112
92,740	Koninklijke Philips NV (Health Care)	3,663,574
13,827	Koninklijke Vopak NV (Energy)	565,478
73,699	NN Group NV (Financials)	2,793,943
27,121	NXP Semiconductors NV (Information Technology)	2,390,988
39,692	Randstad NV (Industrials)	2,043,462
273,038	Royal Dutch Shell PLC, Class A (Energy)	8,469,213
225,459	Royal Dutch Shell PLC, Class B (Energy)	7,028,908
50,148	Wolters Kluwer NV (Industrials)	3,494,887

		55,349,085

New Zealand – 0.3%
121,835	a2 Milk Co. Ltd. (Consumer Staples)*	1,254,807
64,496	Auckland International Airport Ltd. (Industrials)	368,496
116,331	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	1,167,788
262,312	Meridian Energy Ltd. (Utilities)	724,989
261,499	Spark New Zealand Ltd. (Communication Services)	650,298

		4,166,378

Norway – 0.7%
38,125	DNB ASA (Financials)	646,323
81,818	Equinor ASA (Energy)	1,567,429
97,119	Gjensidige Forsikring ASA (Financials)	1,891,068
77,049	Mowi ASA (Consumer Staples)(a)	1,786,771

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
68,152	Orkla ASA (Consumer Staples)	$ 589,827
79,901	Schibsted ASA, Class B (Communication Services)	2,017,206
47,081	Telenor ASA (Communication Services)	968,108

		9,466,732

Portugal – 0.4%
843,465	EDP - Energias de Portugal SA (Utilities)	3,063,184
28,234	Galp Energia SGPS SA (Energy)	424,115
148,562	Jeronimo Martins SGPS SA (Consumer Staples)(a)	2,255,620

		5,742,919

Russia – 0.1%
254,602	Evraz PLC (Materials)	1,886,894

Singapore – 1.4%
232,482	Ascendas Real Estate Investment Trust REIT (Real Estate)	493,223
401,298	CapitaLand Commercial Trust REIT (Real Estate)	562,724
411,167	CapitaLand Mall Trust REIT (Real Estate)	719,957
236,970	ComfortDelGro Corp. Ltd. (Industrials)	423,545
190,701	DBS Group Holdings Ltd. (Financials)	3,365,515
12,222,586	Golden Agri-Resources Ltd. (Consumer Staples)	2,353,315
59,335	Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	1,455,838
435,640	Oversea-Chinese Banking Corp. Ltd. (Financials)	3,345,599
658,487	Singapore Exchange Ltd. (Financials)	3,530,813
103,341	Singapore Technologies Engineering Ltd. (Industrials)	293,576

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
229,423	Singapore Telecommunications Ltd. (Communication Services)	$ 533,406
245,220	Suntec Real Estate Investment Trust REIT (Real Estate)	324,264
123,148	United Overseas Bank Ltd. (Financials)	2,102,647
112,481	Wilmar International Ltd. (Consumer Staples)	268,872

		19,773,294

South Africa – 0.3%
155,958	Anglo American PLC (Materials)	3,724,991
112,524	Investec PLC (Financials)	653,956

		4,378,947

Spain – 2.7%
76,670	ACS Actividades de Construccion y Servicios SA (Industrials)	3,152,634
8,975	Aena SME SA (Industrials)(b)	1,649,213
68,792	Amadeus IT Group SA (Information Technology)	5,240,367
356,552	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,933,973
953,251	Banco Santander SA (Financials)	4,198,033
49,888	Bankinter SA (Financials)	360,130
8,530	Cellnex Telecom SA (Communication Services)*(b)	298,945
36,996	Enagas SA (Energy)	1,010,049
48,109	Endesa SA (Utilities)	1,196,045
43,198	Ferrovial SA (Industrials)	1,029,665
436,441	Iberdrola SA (Utilities)	4,043,498
145,580	Industria de Diseno Textil SA (Consumer Discretionary)	3,901,562
520,764	Mapfre SA (Financials)	1,525,064
47,082	Naturgy Energy Group SA (Utilities)	1,339,453
56,365	Red Electrica Corp. SA (Utilities)	1,195,281

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
268,638	Repsol SA (Energy)	$ 4,328,699
172,223	Telefonica SA (Communication Services)	1,377,578

		37,780,189

Sweden – 2.1%
13,730	Alfa Laval AB (Industrials)	281,245
41,910	Assa Abloy AB, Class B (Industrials)	815,548
61,227	Atlas Copco AB, Class A (Industrials)	1,646,281
24,875	Atlas Copco AB, Class B (Industrials)	601,933
21,991	Boliden AB (Materials)	499,795
31,526	Electrolux AB, Series B (Consumer Discretionary)	683,375
61,238	Epiroc AB, Class A (Industrials)	569,192
24,129	Essity AB, Class B (Consumer Staples)	706,082
206,545	Hennes & Mauritz AB, Class B (Consumer Discretionary)(a)	3,081,725
18,394	Hexagon AB, Class B (Information Technology)	852,906
47,557	Husqvarna AB, Class B (Consumer Discretionary)	396,358
19,366	ICA Gruppen AB (Consumer Staples)(a)	769,781
25,147	Industrivarden AB, Class C (Financials)	506,523
29,864	Investor AB, Class B (Financials)	1,287,479
20,247	Kinnevik AB, Class B (Financials)	514,834
16,358	L E Lundbergforetagen AB, Class B (Financials)	536,260
24,413	Lundin Petroleum AB (Energy)	663,860
80,928	Sandvik AB (Industrials)	1,246,165
135,586	Securitas AB, Class B (Industrials)	2,240,249

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
89,127	Skandinaviska Enskilda Banken AB, Class A (Financials)	$ 789,081
129,172	Skanska AB, Class B (Industrials)	2,110,521
38,001	SKF AB, Class B (Industrials)	588,949
64,999	Svenska Handelsbanken AB, Class A (Financials)	638,707
47,483	Swedbank AB, Class A (Financials)	678,029
54,000	Swedish Match AB (Consumer Staples)	2,435,254
307,229	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	2,953,107
190,654	Telia Co. AB (Communication Services)	796,094
73,897	Volvo AB, Class B (Industrials)	1,030,747

		29,920,080

Switzerland – 8.6%
41,276	ABB Ltd. (Industrials)	754,035
28,096	Adecco Group AG (Industrials)	1,507,802
32,602	Alcon, Inc. (Health Care)*	1,887,373
5,156	Baloise Holding AG (Financials)	853,994
1,142	Barry Callebaut AG (Consumer Staples)	2,233,250
330	Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	2,152,210
21,685	Cie Financiere Richemont SA (Consumer Discretionary)	1,589,752
16,857	Clariant AG (Materials)*	305,767
98,610	Coca-Cola HBC AG (Consumer Staples)*	3,544,695
95,258	Credit Suisse Group AG (Financials)*	1,078,678
20,295	Dufry AG (Consumer Discretionary)*	1,654,915

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
1,184	EMS-Chemie Holding AG (Materials)	$ 706,268
2,233	Geberit AG (Industrials)	981,024
676	Givaudan SA (Materials)	1,781,653
1,131,420	Glencore PLC (Materials)*	3,631,415
7,027	Julius Baer Group Ltd. (Financials)*	277,140
29,489	Kuehne + Nagel International AG (Industrials)	3,903,624
9,605	LafargeHolcim Ltd. (Materials)*	459,027
3,680	Lonza Group AG (Health Care)*	1,128,311
245,644	Nestle SA (Consumer Staples)	24,311,637
163,008	Novartis AG (Health Care)	13,953,362
10,410	Pargesa Holding SA (Financials)	767,412
7,106	Partners Group Holding AG (Financials)	4,966,464
60,055	Roche Holding AG (Health Care)	15,708,575
3,595	Schindler Holding AG (Industrials)	735,548
4,895	Schindler Holding AG Participation Certificates (Industrials)	1,027,811
1,389	SGS SA (Industrials)	3,500,636
12,926	Sika AG (Materials)	1,913,488
11,720	Sonova Holding AG (Health Care)	2,599,525
171,853	STMicroelectronics NV (Information Technology)	2,622,653
4,089	Straumann Holding AG (Health Care)	3,351,366
6,279	Swatch Group AG (The) - Bearer (Consumer Discretionary)	1,571,233
24,629	Swatch Group AG (The) - Registered (Consumer Discretionary)	1,184,131
6,060	Swiss Life Holding AG (Financials)	2,745,481

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
9,584	Swiss Prime Site AG (Real Estate)*	$ 777,506
16,504	Swiss Re AG (Financials)	1,558,761
1,852	Swisscom AG (Communication Services)	883,053
7,497	Temenos AG (Information Technology)*	1,299,873
146,895	UBS Group AG (Financials)*	1,686,770
7,557	Zurich Insurance Group AG (Financials)	2,440,238

		120,036,456

United Kingdom – 12.4%
292,059	3i Group PLC (Financials)	3,868,848
173,774	Admiral Group PLC (Financials)	4,516,290
14,535	Ashtead Group PLC (Industrials)	341,666
38,364	Associated British Foods PLC (Consumer Staples)	1,193,376
81,156	AstraZeneca PLC (Health Care)	5,966,518
709,869	Auto Trader Group PLC (Communication Services)(b)	5,362,944
176,910	Aviva PLC (Financials)	902,166
96,409	BAE Systems PLC (Industrials)	549,729
977,188	Barclays PLC (Financials)	1,839,343
238,371	Barratt Developments PLC (Consumer Discretionary)	1,676,471
35,063	Berkeley Group Holdings PLC (Consumer Discretionary)	1,545,001
1,108,073	BP PLC (Energy)	7,543,118
127,804	British American Tobacco PLC (Consumer Staples)	4,445,922
86,612	British Land Co. PLC (The) REIT (Real Estate)	582,945
305,397	BT Group PLC (Communication Services)	745,826
36,258	Bunzl PLC (Industrials)	966,546
201,580	Burberry Group PLC (Consumer Discretionary)	4,306,510

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,284,186	Centrica PLC (Utilities)	$ 1,513,703
140,184	CNH Industrial NV (Industrials)	1,218,157
34,224	Coca-Cola European Partners PLC (Consumer Staples)	1,896,010
110,512	Compass Group PLC (Consumer Discretionary)	2,493,975
24,324	Croda International PLC (Materials)	1,554,359
8,967	DCC PLC (Industrials)	751,583
132,567	Diageo PLC (Consumer Staples)	5,556,493
131,982	Direct Line Insurance Group PLC (Financials)	526,498
108,504	Experian PLC (Industrials)	3,264,424
235,919	Fiat Chrysler Automobiles NV (Consumer Discretionary)	3,007,009
370,774	GlaxoSmithKline PLC (Health Care)	7,136,030
50,416	Halma PLC (Information Technology)	1,153,965
205,200	Hargreaves Lansdown PLC (Financials)	5,860,648
1,196,259	HSBC Holdings PLC (Financials)	9,726,590
41,104	Imperial Brands PLC (Consumer Staples)	992,113
114,311	Informa PLC (Communication Services)	1,118,906
42,326	InterContinental Hotels Group PLC (Consumer Discretionary)	2,723,399
13,748	Intertek Group PLC (Industrials)	917,690
619,311	J Sainsbury PLC (Consumer Staples)	1,561,940
263,974	John Wood Group PLC (Energy)	1,301,572
8,843	Johnson Matthey PLC (Materials)	344,848
525,134	Kingfisher PLC (Consumer Discretionary)	1,415,759

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
56,053	Land Securities Group PLC REIT (Real Estate)	$ 585,399
827,906	Legal & General Group PLC (Financials)	2,677,602
2,358,628	Lloyds Banking Group PLC (Financials)	1,702,234
31,380	London Stock Exchange Group PLC (Financials)	2,089,893
631,764	Marks & Spencer Group PLC (Consumer Discretionary)	1,793,212
138,849	Meggitt PLC (Industrials)	858,576
144,160	Merlin Entertainments PLC (Consumer Discretionary)(b)	688,822
51,590	Micro Focus International PLC (Information Technology)	1,246,381
49,089	Mondi PLC (Materials)	1,014,697
194,969	National Grid PLC (Utilities)(a)	1,948,218
44,419	Next PLC (Consumer Discretionary)	3,225,896
66,626	Ocado Group PLC (Consumer Discretionary)*	1,003,086
109,026	Pearson PLC (Communication Services)	1,081,467
165,075	Prudential PLC (Financials)	3,282,155
18,801	Reckitt Benckiser Group PLC (Consumer Staples)	1,504,271
127,118	RELX PLC (Industrials)	2,952,045
72,209	Rolls-Royce Holdings PLC (Industrials)*	782,705
127,267	Royal Bank of Scotland Group PLC (Financials)	342,790
112,736	RSA Insurance Group PLC (Financials)	785,203
401,737	Sage Group PLC (The) (Information Technology)	3,782,429
32,098	Schroders PLC (Financials)	1,180,920
227,271	Segro PLC REIT (Real Estate)	1,998,292
34,157	Severn Trent PLC (Utilities)	856,724
182,468	Smith & Nephew PLC (Health Care)	3,826,911

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
55,580	Smiths Group PLC (Industrials)	$ 1,009,114
4,745	Spirax-Sarco Engineering PLC (Industrials)	499,978
62,854	SSE PLC (Utilities)	854,400
36,417	St James’s Place PLC (Financials)	480,343
68,741	Standard Chartered PLC (Financials)	595,225
453,102	Standard Life Aberdeen PLC (Financials)	1,526,523
331,375	Taylor Wimpey PLC (Consumer Discretionary)	690,191
978,000	Tesco PLC (Consumer Staples)	2,790,767
120,543	Unilever NV (Consumer Staples)	7,253,664
115,731	Unilever PLC (Consumer Staples)	7,055,603
72,356	United Utilities Group PLC (Utilities)	727,209
1,843,497	Vodafone Group PLC (Communication Services)	3,007,130
7,980	Whitbread PLC (Consumer Discretionary)	465,685
675,529	Wm Morrison Supermarkets PLC (Consumer Staples)	1,676,053
96,563	WPP PLC (Communication Services)	1,145,516

		173,376,219

United States – 0.5%
91,929	Bausch Health Cos., Inc. (Health Care)*	1,908,076
9,814	Carnival PLC (Consumer Discretionary)	483,650
65,917	Ferguson PLC (Industrials)	4,257,110
22,735	QIAGEN NV (Health Care)*	865,435

		7,514,271

TOTAL COMMON STOCKS (Cost $1,370,133,212)		$1,384,771,352

Shares	Description	Rate	Value

Preferred Stocks – 0.4%
Germany – 0.4%
5,031	Bayerische Motoren Werke AG (Consumer Discretionary)	6.59%	$ 297,134
56,925	FUCHS PETROLUB SE (Materials)	2.72	2,216,397
14,337	Henkel AG & Co KGaA (Consumer Staples)	2.28	1,306,553
5,612	Porsche Automobil Holding SE (Consumer Discretionary)*	3.12	348,833
4,351	Sartorius AG (Health Care)	0.37	824,252
3,931	Volkswagen AG (Consumer Discretionary)	3.43	611,081

			5,604,250

United Kingdom – 0.0%
4,963,610	Rolls-Royce Holdings PLC (Industrials)*	0.00	6,256

TOTAL PREFERRED STOCKS (Cost $6,524,828)			$ 5,610,506

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,376,658,040)			$1,390,381,858

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 2.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
29,060,655	2.340%	$ 29,060,655
(Cost $29,060,655)

TOTAL INVESTMENTS – 101.4% (Cost $1,405,718,695)		$1,419,442,513

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(19,929,481)

NET ASSETS – 100.0%		$1,399,513,032

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$12,382,605	$241,377,346	$(224,699,296)	$29,060,655

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACTIVEBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$4,378,947	$—	$—
Asia	373,700,525	—	—
Europe	768,221,848	13,655,975	—
North America	134,398,133	—	—
Oceania	95,709,130	—	—
South America	—	317,300	—
Securities Lending Reinvestment Vehicle	29,060,655	—	—

Total	$1,405,469,238	$13,973,275	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.0%
Communication Services – 8.8%
1,740	CyberAgent, Inc.	$ 66,988
1,616	Dentsu, Inc.	52,837
6,050	Hakuhodo DY Holdings, Inc.	95,173
4,981	Kakaku.com, Inc.	101,019
14,854	KDDI Corp.	381,491
910	Konami Holdings Corp.	42,912
1,236	LINE Corp.*(a)	36,087
5,663	Nexon Co. Ltd.*	84,339
635	Nintendo Co. Ltd.	226,337
8,591	Nippon Telegraph & Telephone Corp.	385,022
13,202	NTT DOCOMO, Inc.	303,436
12,485	Softbank Corp.	162,135
5,888	SoftBank Group Corp.	555,856
2,347	Toho Co. Ltd.	100,732
10,346	Yahoo Japan Corp.	29,826

		2,624,190

Consumer Discretionary – 17.5%
890	ABC-Mart, Inc.	55,576
607	Aisin Seiki Co. Ltd.	20,154
2,684	Bandai Namco Holdings, Inc.	132,006
1,347	Benesse Holdings, Inc.	31,363
4,716	Bridgestone Corp.	176,304
4,857	Casio Computer Co. Ltd.	54,173
2,345	Denso Corp.	90,755
502	Fast Retailing Co. Ltd.	290,219
414	Hikari Tsushin, Inc.	83,963
17,677	Honda Motor Co. Ltd.	431,607
2,518	Iida Group Holdings Co. Ltd.	39,936
3,669	Isetan Mitsukoshi Holdings Ltd.	30,346
2,151	Isuzu Motors Ltd.	23,773
1,515	J Front Retailing Co. Ltd.	15,837
390	Koito Manufacturing Co. Ltd.	18,104
2,101	Marui Group Co. Ltd.(a)	43,810
13,996	Mazda Motor Corp.	136,834
1,298	McDonald’s Holdings Co. Japan Ltd.	59,057
354	Mercari, Inc.*	10,433
3,799	Mitsubishi Motors Corp.	17,915
707	NGK Spark Plug Co. Ltd.	12,444
6,475	Nikon Corp.	88,619

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
10,573	Nissan Motor Co. Ltd.	$ 71,535
841	Nitori Holdings Co. Ltd.	100,114
1,418	Oriental Land Co. Ltd.	173,046
833	Pan Pacific International Holdings Corp.	51,557
17,573	Panasonic Corp.	139,969
10,322	Rakuten, Inc.	107,902
431	Rinnai Corp.	28,264
375	Ryohin Keikaku Co. Ltd.	67,937
963	Sankyo Co. Ltd.	36,808
2,427	Sega Sammy Holdings, Inc.	28,791
5,629	Sekisui Chemical Co. Ltd.	82,795
4,434	Sekisui House Ltd.	71,120
658	Shimamura Co. Ltd.	50,301
428	Shimano, Inc.	65,594
10,439	Sony Corp.	505,437
1,040	Stanley Electric Co. Ltd.	23,812
2,877	Subaru Corp.	66,828
3,399	Sumitomo Electric Industries Ltd.	41,057
2,630	Sumitomo Rubber Industries Ltd.	29,164
2,997	Suzuki Motor Corp.	142,376
735	Toyoda Gosei Co. Ltd.	12,855
536	Toyota Industries Corp.	27,596
17,442	Toyota Motor Corp.	1,025,556
1,566	USS Co. Ltd.	29,755
32,379	Yamada Denki Co. Ltd.	151,495
1,525	Yamaha Corp.	68,613
2,266	Yamaha Motor Co. Ltd.	38,882
6,543	Yokohama Rubber Co. Ltd. (The)	109,316
2,793	ZOZO, Inc.	48,053

		5,259,756

Consumer Staples – 10.8%
7,550	Aeon Co. Ltd.	130,556
4,434	Ajinomoto Co., Inc.	75,428
4,107	Asahi Group Holdings Ltd.	180,697
1,863	Calbee, Inc.	52,849
2,803	Coca-Cola Bottlers Japan Holdings, Inc.(a)	63,714

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
4,661	FamilyMart UNY Holdings Co. Ltd.(a)	$ 112,302
7,800	Japan Tobacco, Inc.	179,061
3,944	Kao Corp.	308,037
2,593	Kikkoman Corp.	107,589
9,425	Kirin Holdings Co. Ltd.	204,429
806	Kobayashi Pharmaceutical Co. Ltd.	59,981
543	Kose Corp.	85,870
1,322	Lawson, Inc.	61,732
3,997	Lion Corp.	77,455
1,408	MEIJI Holdings Co. Ltd.	98,686
1,431	NH Foods Ltd.	57,859
4,668	Nisshin Seifun Group, Inc.	108,515
712	Nissin Foods Holdings Co. Ltd.	43,150
1,586	Pigeon Corp.	60,402
2,529	Pola Orbis Holdings, Inc.	69,994
6,419	Seven & i Holdings Co. Ltd.	216,735
3,764	Shiseido Co. Ltd.	271,549
2,232	Sundrug Co. Ltd.	55,957
2,771	Suntory Beverage & Food Ltd.	115,230
1,807	Toyo Suisan Kaisha Ltd.	70,566
845	Tsuruha Holdings, Inc.	67,787
3,745	Unicharm Corp.	112,410
1,729	Welcia Holdings Co. Ltd.(a)	60,672
996	Yakult Honsha Co. Ltd.	56,691
4,344	Yamazaki Baking Co. Ltd.	65,255

		3,231,158

Energy – 0.8%
4,407	Idemitsu Kosan Co. Ltd.	124,813
1,477	Inpex Corp.	11,955
18,997	JXTG Holdings, Inc.	90,720

		227,488

Financials – 9.7%
9,164	Acom Co. Ltd.	30,723
1,253	AEON Financial Service Co. Ltd.	20,046
1,032	Aozora Bank Ltd.	25,084

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
233	Bank of Kyoto Ltd. (The)	$ 9,120
1,988	Chiba Bank Ltd. (The)	9,540
1,878	Concordia Financial Group Ltd.	7,195
11,221	Credit Saison Co. Ltd.	120,917
10,142	Dai-ichi Life Holdings, Inc.	147,028
6,161	Daiwa Securities Group, Inc.	26,919
691	Fukuoka Financial Group, Inc.	11,844
5,647	Japan Exchange Group, Inc.	87,585
2,740	Japan Post Bank Co. Ltd.	28,062
9,774	Japan Post Holdings Co. Ltd.	108,205
17,095	Mebuki Financial Group, Inc.	42,984
84,548	Mitsubishi UFJ Financial Group, Inc.	390,210
27,132	Mitsubishi UFJ Lease & Finance Co. Ltd.	135,441
119,183	Mizuho Financial Group, Inc.	168,717
3,797	MS&AD Insurance Group Holdings, Inc.	120,511
10,071	Nomura Holdings, Inc.	31,750
14,787	ORIX Corp.	209,054
12,767	Resona Holdings, Inc.	54,078
1,695	SBI Holdings, Inc.	39,200
8,843	Seven Bank Ltd.	22,642
5,061	Shinsei Bank Ltd.	71,924
1,689	Shizuoka Bank Ltd. (The)	13,378
3,032	Sompo Holdings, Inc.	114,829
3,140	Sony Financial Holdings, Inc.	69,640
12,070	Sumitomo Mitsui Financial Group, Inc.	420,546
1,789	Sumitomo Mitsui Trust Holdings, Inc.	65,661
2,082	T&D Holdings, Inc.	21,774
5,273	Tokio Marine Holdings, Inc.	262,302
873	Tokyo Century Corp.	35,378

		2,922,287

Health Care – 10.4%
4,604	Alfresa Holdings Corp.	115,975
1,790	Asahi Intecc Co. Ltd.	91,664
20,825	Astellas Pharma, Inc.	280,512

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,092	Chugai Pharmaceutical Co. Ltd.	$ 139,499
4,848	Daiichi Sankyo Co. Ltd.	234,642
2,214	Eisai Co. Ltd.	130,158
598	Hisamitsu Pharmaceutical Co., Inc.	24,014
3,772	Hoya Corp.	262,572
3,135	Kyowa Hakko Kirin Co. Ltd.	59,192
4,705	M3, Inc.	88,922
11,998	Medipal Holdings Corp.	259,795
1,652	Mitsubishi Tanabe Pharma Corp.	19,521
11,485	Olympus Corp.	135,927
3,072	Ono Pharmaceutical Co. Ltd.	54,324
2,613	Otsuka Holdings Co. Ltd.	87,746
1,517	PeptiDream, Inc.*	75,588
3,102	Santen Pharmaceutical Co. Ltd.	44,655
3,077	Shionogi & Co. Ltd.	168,339
4,742	Sumitomo Dainippon Pharma Co. Ltd.	97,351
2,064	Suzuken Co. Ltd.	127,176
1,350	Sysmex Corp.	93,614
610	Taisho Pharmaceutical Holdings Co. Ltd.	49,946
9,156	Takeda Pharmaceutical Co. Ltd.	309,402
5,372	Terumo Corp.	152,786

		3,103,320

Industrials – 19.0%
699	AGC, Inc.	22,501
1,375	Amada Holdings Co. Ltd.	14,184
1,078	ANA Holdings, Inc.	36,100
1,120	Central Japan Railway Co.	233,593
3,559	Dai Nippon Printing Co. Ltd.	77,195
729	Daifuku Co. Ltd.	36,727
1,724	Daikin Industries Ltd.	210,072
1,898	East Japan Railway Co.	180,229
861	FANUC Corp.	146,507
389	Fuji Electric Co. Ltd.	13,005
1,385	Hankyu Hanshin Holdings, Inc.	49,877

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,832	Hino Motors Ltd.	$ 14,528
667	Hitachi Construction Machinery Co. Ltd.	15,548
493	Hoshizaki Corp.	37,324
527	IHI Corp.	11,761
14,239	ITOCHU Corp.	262,158
1,874	Japan Airlines Co. Ltd.	58,908
435	Japan Airport Terminal Co. Ltd.	16,507
8,289	JTEKT Corp.	87,948
1,848	Kajima Corp.	25,343
3,723	Kamigumi Co. Ltd.	87,919
2,594	Kawasaki Heavy Industries Ltd.	58,128
1,941	Keihan Holdings Co. Ltd.	83,754
1,224	Keikyu Corp.	20,732
1,423	Keio Corp.	94,889
1,094	Keisei Electric Railway Co. Ltd.	40,908
1,881	Kintetsu Group Holdings Co. Ltd.	90,087
4,340	Komatsu Ltd.	96,593
4,476	Kubota Corp.	68,454
842	Kurita Water Industries Ltd.	20,233
2,084	Kyushu Railway Co.	62,189
1,717	LIXIL Group Corp.	22,013
1,229	Makita Corp.	43,127
38,517	Marubeni Corp.	242,436
1,360	MINEBEA MITSUMI, Inc.	19,991
3,317	MISUMI Group, Inc.	78,239
13,021	Mitsubishi Corp.	339,751
11,725	Mitsubishi Electric Corp.	146,920
6,695	Mitsubishi Heavy Industries Ltd.	293,698
8,802	Mitsui & Co. Ltd.	135,992
1,043	Mitsui OSK Lines Ltd.	22,248
3,915	MonotaRO Co. Ltd.	83,691
465	Nabtesco Corp.	11,756
2,596	Nagoya Railroad Co. Ltd.	71,681
1,275	NGK Insulators Ltd.	17,309
1,033	Nidec Corp.	129,297
660	Nippon Express Co. Ltd.	35,196
1,056	Nippon Yusen KK	15,980

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,232	NSK Ltd.	$ 9,906
2,094	Obayashi Corp.	19,248
2,823	Odakyu Electric Railway Co. Ltd.	69,681
1,715	Park24 Co. Ltd.	32,223
3,537	Persol Holdings Co. Ltd.	75,317
9,270	Recruit Holdings Co. Ltd.	296,094
1,530	Secom Co. Ltd.	130,897
1,146	Seibu Holdings, Inc.	19,189
2,791	SG Holdings Co. Ltd.	75,601
2,511	Shimizu Corp.	20,467
258	SMC Corp.	84,998
609	Sohgo Security Services Co. Ltd.	29,447
7,580	Sumitomo Corp.	109,502
1,730	Sumitomo Heavy Industries Ltd.	54,892
543	Taisei Corp.	19,830
1,428	Tobu Railway Co. Ltd.	41,561
2,885	Tokyu Corp.	51,177
2,246	Toppan Printing Co. Ltd.	32,808
4,469	Toshiba Corp.	142,004
1,601	TOTO Ltd.	59,646
6,360	Toyota Tsusho Corp.	183,639
1,190	West Japan Railway Co.	93,161
3,478	Yamato Holdings Co. Ltd.	70,505

		5,705,019

Information Technology – 11.9%
3,280	Advantest Corp.	77,064
916	Alps Alpine Co. Ltd.	15,186
4,283	Brother Industries Ltd.	73,490
6,745	Canon, Inc.	190,407
302	Disco Corp.	42,195
3,939	FUJIFILM Holdings Corp.	188,615
2,581	Fujitsu Ltd.	174,840
622	GMO Payment Gateway, Inc.	41,820
1,813	Hamamatsu Photonics KK	65,123
119	Hirose Electric Co. Ltd.	13,043
331	Hitachi High-Technologies Corp.	14,100
8,440	Hitachi Ltd.	286,528

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,163	Itochu Techno-Solutions Corp.	$ 53,709
644	Keyence Corp.	364,839
10,296	Konica Minolta, Inc.	90,846
1,954	Kyocera Corp.	119,211
3,489	Murata Manufacturing Co. Ltd.	151,193
5,110	NEC Corp.	189,434
5,717	Nippon Electric Glass Co. Ltd.	137,640
1,127	Nomura Research Institute Ltd.	55,117
10,694	NTT Data Corp.	128,042
708	Obic Co. Ltd.	85,619
2,081	Omron Corp.	98,899
628	Oracle Corp. Japan(a)	43,901
1,639	Otsuka Corp.	63,628
13,416	Renesas Electronics Corp.*	61,164
14,655	Ricoh Co. Ltd.	142,264
139	Rohm Co. Ltd.	8,629
3,945	Seiko Epson Corp.(a)	58,135
3,005	Shimadzu Corp.	75,308
2,753	SUMCO Corp.	30,503
670	TDK Corp.	45,664
1,361	Tokyo Electron Ltd.	185,394
1,350	Trend Micro, Inc.	60,615
1,971	Yaskawa Electric Corp.	57,183
4,623	Yokogawa Electric Corp.	89,969

		3,579,317

Materials – 3.7%
1,152	Air Water, Inc.	17,167
6,036	Asahi Kasei Corp.	62,208
844	Daicel Corp.	7,190
675	Hitachi Chemical Co. Ltd.	18,066
1,886	Hitachi Metals Ltd.	18,795
1,215	JFE Holdings, Inc.	16,875
486	Kaneka Corp.	16,786
465	Kansai Paint Co. Ltd.	8,810
1,693	Kuraray Co. Ltd.	19,429
772	Maruichi Steel Tube Ltd.	20,229
21,145	Mitsubishi Chemical Holdings Corp.	138,526

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,762	Mitsubishi Materials Corp.	$ 98,160
2,366	Mitsui Chemicals, Inc.	52,016
451	Nippon Paint Holdings Co. Ltd.	17,861
1,644	Nippon Steel Corp.	27,353
1,666	Nissan Chemical Corp.	70,737
927	Nitto Denko Corp.	40,555
11,604	Oji Holdings Corp.	60,278
1,749	Shin-Etsu Chemical Co. Ltd.	145,735
1,257	Showa Denko KK	34,581
8,627	Sumitomo Chemical Co. Ltd.	37,345
351	Taiheiyo Cement Corp.	10,377
2,006	Taiyo Nippon Sanso Corp.	37,616
2,456	Teijin Ltd.	40,106
4,504	Toray Industries, Inc.	30,984
1,084	Tosoh Corp.	13,758
2,857	Toyo Seikan Group Holdings Ltd.	54,101

		1,115,644

Real Estate – 4.4%
1,522	Aeon Mall Co. Ltd.	22,359
558	Daito Trust Construction Co. Ltd.	72,644
4,351	Daiwa House Industry Co. Ltd.	130,280
13	Daiwa House REIT Investment Corp. REIT	30,723
2,097	Hulic Co. Ltd.	16,649
18	Japan Prime Realty Investment Corp. REIT	76,924
14	Japan Real Estate Investment Corp. REIT	83,168
30	Japan Retail Fund Investment Corp. REIT	60,401
7,037	Mitsubishi Estate Co. Ltd.	129,430
3,635	Mitsui Fudosan Co. Ltd.	88,100
14	Nippon Building Fund, Inc. REIT	95,676
18	Nippon Prologis REIT, Inc. REIT	39,142
10,703	Nomura Real Estate Holdings, Inc.	220,221

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
43	Nomura Real Estate Master Fund, Inc. REIT	$ 66,693
2,991	Sumitomo Realty & Development Co. Ltd.	110,384
3,308	Tokyu Fudosan Holdings Corp.	18,463
37	United Urban Investment Corp. REIT	60,999

		1,322,256

Utilities – 2.0%
3,494	Chubu Electric Power Co., Inc.	47,675
2,340	Chugoku Electric Power Co., Inc. (The)	29,289
9,996	Electric Power Development Co. Ltd.	219,208
1,943	Kansai Electric Power Co., Inc. (The)	22,647
2,975	Kyushu Electric Power Co., Inc.	29,346
1,946	Osaka Gas Co. Ltd.	34,538
1,420	Toho Gas Co. Ltd.	55,322
2,614	Tohoku Electric Power Co., Inc.	26,676
13,267	Tokyo Electric Power Co. Holdings, Inc.*	68,183
2,648	Tokyo Gas Co. Ltd.	65,788

		598,672

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $29,776,502)		$29,689,107

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 1.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
417,875	2.340%	$ 417,875
(Cost $417,875)

TOTAL INVESTMENTS – 100.4% (Cost $30,194,377)		$30,106,982

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(109,494)

NET ASSETS – 100.0%		$29,997,488

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® JAPAN EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$928,809	$2,575,698	$(3,086,632)	$417,875

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACTIVEBETA® JAPAN EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$29,689,107	$—	$—
Securities Lending Reinvestment Vehicle	417,875	—	—

Total	$30,106,982	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 8.7%
122,569	Activision Blizzard, Inc.	$ 5,315,818
48,615	Alphabet, Inc., Class A*	53,792,497
49,851	Alphabet, Inc., Class C*	55,017,059
1,063,779	AT&T, Inc.	32,530,362
61,934	CBS Corp., Class B	2,990,174
1,060,361	CenturyLink, Inc.	11,080,772
7,896	Charter Communications, Inc., Class A*	2,975,213
721,335	Comcast Corp., Class A	29,574,735
107,905	Electronic Arts, Inc.*	10,043,797
406,846	Facebook, Inc., Class A*	72,202,960
73,753	Fox Corp., Class A	2,598,318
47,072	IAC/InterActiveCorp*	10,395,851
86,814	Interpublic Group of Cos., Inc. (The)	1,842,193
43,233	Netflix, Inc.*	14,841,024
73,578	Omnicom Group, Inc.	5,691,994
13,613	Take-Two Interactive Software, Inc.*	1,472,246
124,065	T-Mobile US, Inc.*	9,111,334
88,033	Twitter, Inc.*	3,207,923
629,224	Verizon Communications, Inc.	34,198,324
779,991	Viacom, Inc., Class B	22,643,139
283,036	Walt Disney Co. (The)	37,372,073

		418,897,806

Consumer Discretionary – 12.6%
35,532	Advance Auto Parts, Inc.	5,507,460
67,512	Amazon.com, Inc.*	119,838,526
19,315	AutoZone, Inc.*	19,838,630
215,873	Best Buy Co., Inc.	13,528,761
9,083	Booking Holdings, Inc.*	15,043,446
55,251	Burlington Stores, Inc.*	8,651,201
104,155	Carnival Corp.	5,331,694
4,901	Chipotle Mexican Grill, Inc.*	3,234,513
48,464	Darden Restaurants, Inc.	5,637,332
100,783	Dollar General Corp.	12,827,660
88,757	Dollar Tree, Inc.*	9,016,824
54,259	Domino’s Pizza, Inc.	15,165,390
202,041	eBay, Inc.	7,259,333
34,762	Expedia Group, Inc.	3,997,630
1,482,287	Ford Motor Co.	14,111,372

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
46,660	Garmin Ltd.	$ 3,568,557
82,034	Genuine Parts Co.	8,113,162
77,620	Hasbro, Inc.	7,384,767
79,093	Hilton Worldwide Holdings, Inc.	7,074,078
232,674	Home Depot, Inc. (The)	44,173,159
343,380	Kohl’s Corp.	16,935,502
20,082	Kontoor Brands, Inc.*	588,403
37,115	Las Vegas Sands Corp.	2,041,325
38,487	Lear Corp.	4,581,108
56,224	Lennar Corp., Class A	2,792,084
404,592	LKQ Corp.*	10,377,785
236,426	Lowe’s Cos., Inc.	22,053,817
58,985	Marriott International, Inc., Class A	7,363,687
119,493	McDonald’s Corp.	23,691,877
318,892	NIKE, Inc., Class B	24,599,329
108,567	Norwegian Cruise Line Holdings Ltd.*	5,939,700
45,201	O’Reilly Automotive, Inc.*	16,786,295
68,646	PVH Corp.	5,847,953
170,226	Ross Stores, Inc.	15,829,316
226,862	Starbucks Corp.	17,255,124
204,406	Tapestry, Inc.	5,837,835
239,608	Target Corp.	19,276,464
68,880	Tiffany & Co.	6,137,897
405,931	TJX Cos., Inc. (The)	20,414,270
92,515	Tractor Supply Co.	9,323,662
41,074	Ulta Beauty, Inc.*	13,693,250
6,936	Vail Resorts, Inc.	1,492,003
140,578	VF Corp.	11,510,527
146,788	Yum! Brands, Inc.	15,023,752

		608,696,460

Consumer Staples – 9.2%
180,312	Altria Group, Inc.	8,846,107
153,264	Archer-Daniels-Midland Co.	5,873,076
189,781	Brown-Forman Corp., Class B	9,485,254
121,634	Church & Dwight Co., Inc.	9,050,786
110,024	Clorox Co. (The)	16,372,671
482,034	Coca-Cola Co. (The)	23,682,330
239,628	Colgate-Palmolive Co.	16,682,901

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
104,391	Conagra Brands, Inc.	$ 2,794,547
13,269	Constellation Brands, Inc., Class A	2,341,315
110,993	Costco Wholesale Corp.	26,591,703
113,620	Estee Lauder Cos., Inc. (The), Class A	18,296,229
107,845	General Mills, Inc.	5,331,857
103,968	Hershey Co. (The)	13,719,617
138,236	Hormel Foods Corp.	5,458,940
74,211	JM Smucker Co. (The)	9,021,089
75,099	Kellogg Co.	3,947,203
104,949	Kimberly-Clark Corp.	13,421,928
61,917	Kraft Heinz Co. (The)	1,712,005
475,165	Kroger Co. (The)	10,838,514
102,611	Lamb Weston Holdings, Inc.	6,079,702
50,172	McCormick & Co., Inc.	7,828,839
383,113	Molson Coors Brewing Co., Class B	21,063,553
217,000	Mondelez International, Inc., Class A	11,034,450
121,789	Monster Beverage Corp.*	7,533,868
271,924	PepsiCo, Inc.	34,806,272
237,794	Philip Morris International, Inc.	18,341,051
333,265	Procter & Gamble Co. (The)	34,296,301
256,337	Sysco Corp.	17,641,112
212,040	Tyson Foods, Inc., Class A	16,091,716
404,299	Walgreens Boots Alliance, Inc.	19,948,113
439,284	Walmart, Inc.	44,560,969

		442,694,018

Energy – 2.7%
22,963	Cheniere Energy, Inc.*	1,450,803
203,813	Chevron Corp.	23,204,110
140,854	ConocoPhillips	8,304,752
47,791	EOG Resources, Inc.	3,913,127
592,229	Exxon Mobil Corp.	41,912,046
247,656	Kinder Morgan, Inc.	4,940,737
181,612	Marathon Petroleum Corp.	8,352,336
69,619	National Oilwell Varco, Inc.	1,451,556
51,215	Occidental Petroleum Corp.	2,548,971
85,602	ONEOK, Inc.	5,445,999

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
221,134	Phillips 66	$ 17,867,627
62,770	Schlumberger Ltd.	2,177,491
57,743	Valero Energy Corp.	4,065,107
100,989	Williams Cos., Inc. (The)	2,664,090

		128,298,752

Financials – 10.9%
146,125	Aflac, Inc.	7,496,213
4,649	Alleghany Corp.*	3,083,682
51,665	Allstate Corp. (The)	4,934,524
499,401	Ally Financial, Inc.	14,417,707
103,164	American Express Co.	11,833,942
58,410	American International Group, Inc.	2,982,999
18,347	Ameriprise Financial, Inc.	2,536,106
758,808	Annaly Capital Management, Inc. REIT	6,685,098
36,002	Aon PLC	6,482,880
119,579	Arch Capital Group Ltd.*	4,117,105
79,307	Arthur J Gallagher & Co.	6,677,649
1,388,580	Bank of America Corp.	36,936,228
83,613	Bank of New York Mellon Corp. (The)	3,569,439
87,469	BB&T Corp.	4,089,176
120,371	Berkshire Hathaway, Inc., Class B*	23,763,643
8,467	BlackRock, Inc.	3,518,547
157,639	Capital One Financial Corp.	13,536,461
21,825	Cboe Global Markets, Inc.	2,368,886
90,534	Charles Schwab Corp. (The)	3,767,120
40,201	Chubb Ltd.	5,872,160
42,861	Cincinnati Financial Corp.	4,210,665
276,165	Citigroup, Inc.	17,163,655
182,033	Citizens Financial Group, Inc.	5,930,635
53,018	CME Group, Inc.	10,185,818
18,553	Comerica, Inc.	1,276,817
77,235	Discover Financial Services	5,757,869
41,420	E*TRADE Financial Corp.	1,855,616
9,692	Everest Re Group Ltd.	2,400,321
32,686	FactSet Research Systems, Inc.	9,093,245
49,066	Fidelity National Financial, Inc.	1,891,494

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
273,681	Fifth Third Bancorp	$ 7,252,547
20,504	First Republic Bank	1,989,298
35,172	Franklin Resources, Inc.	1,119,173
69,567	Hartford Financial Services Group, Inc. (The)	3,663,398
162,205	Huntington Bancshares, Inc.	2,051,893
82,807	Intercontinental Exchange, Inc.	6,807,563
207,926	Invesco Ltd.	4,062,874
524,837	JPMorgan Chase & Co.	55,611,729
184,787	KeyCorp	2,951,048
92,438	Lincoln National Corp.	5,495,439
75,886	Loews Corp.	3,897,505
17,107	M&T Bank Corp.	2,730,277
3,806	Markel Corp.*	4,030,059
6,327	MarketAxess Holdings, Inc.	1,884,307
106,284	Marsh & McLennan Cos., Inc.	10,160,750
207,546	MetLife, Inc.	9,590,701
76,542	Moody’s Corp.	13,998,001
266,301	Morgan Stanley	10,835,788
39,453	MSCI, Inc.	8,680,055
48,959	Nasdaq, Inc.	4,437,644
37,821	Northern Trust Corp.	3,234,452
38,060	PNC Financial Services Group, Inc. (The)	4,843,516
78,276	Principal Financial Group, Inc.	4,036,693
172,136	Progressive Corp. (The)	13,646,942
95,876	Prudential Financial, Inc.	8,857,025
17,261	Raymond James Financial, Inc.	1,425,413
118,723	Regions Financial Corp.	1,641,939
24,343	Reinsurance Group of America, Inc.	3,604,225
102,874	S&P Global, Inc.	22,002,691
35,608	State Street Corp.	1,967,342
73,686	SunTrust Banks, Inc.	4,421,897
194,379	Synchrony Financial	6,536,966
96,881	T. Rowe Price Group, Inc.	9,798,544
50,229	TD Ameritrade Holding Corp.	2,498,893
34,488	Travelers Cos., Inc. (The)	5,020,418
130,024	US Bancorp	6,527,205

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
665,017	Wells Fargo & Co.	$ 29,506,804
26,128	Willis Towers Watson PLC	4,585,464
23,705	Zions Bancorp NA	1,020,974

		524,863,152

Health Care – 14.6%
217,133	Abbott Laboratories	16,530,335
218,437	AbbVie, Inc.	16,756,302
30,658	ABIOMED, Inc.*	8,029,943
70,731	Agilent Technologies, Inc.	4,742,514
47,136	Align Technology, Inc.*	13,403,122
110,214	Allergan PLC	13,436,189
15,889	AmerisourceBergen Corp.	1,237,118
120,053	Amgen, Inc.	20,012,835
39,526	Anthem, Inc.	10,987,438
134,510	Baxter International, Inc.	9,878,414
31,738	Becton Dickinson and Co.	7,408,919
48,202	Biogen, Inc.*	10,570,217
182,401	Boston Scientific Corp.*	7,006,022
313,870	Bristol-Myers Squibb Co.	14,240,282
242,967	Cardinal Health, Inc.	10,221,622
97,814	Celgene Corp.*	9,173,975
113,559	Cerner Corp.*	7,945,723
76,869	Cigna Corp.	11,378,149
13,139	Cooper Cos., Inc. (The)	3,912,663
362,694	CVS Health Corp.	18,994,285
74,398	Danaher Corp.	9,821,280
42,892	DexCom, Inc.*	5,202,800
84,736	Edwards Lifesciences Corp.*	14,464,435
181,124	Eli Lilly & Co.	20,999,517
261,792	Gilead Sciences, Inc.	16,296,552
52,998	HCA Healthcare, Inc.	6,410,638
105,448	Henry Schein, Inc.*	6,797,178
35,124	Hologic, Inc.*	1,545,807
43,215	Humana, Inc.	10,581,625
68,055	IDEXX Laboratories, Inc.*	16,998,097
26,482	Illumina, Inc.*	8,127,591
77,025	Incyte Corp.*	6,056,476
21,292	Intuitive Surgical, Inc.*	9,897,586
41,123	Ionis Pharmaceuticals, Inc.*	2,697,669
48,569	IQVIA Holdings, Inc.*	6,598,099
475,513	Johnson & Johnson	62,363,530

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
68,035	Laboratory Corp. of America Holdings*	$ 11,063,171
103,960	McKesson Corp.	12,697,674
118,041	Medtronic PLC	10,928,236
384,543	Merck & Co., Inc.	30,459,651
21,494	Mettler-Toledo International, Inc.*	15,542,096
906,827	Mylan NV*	15,234,694
1,060,268	Pfizer, Inc.	44,022,327
39,498	Quest Diagnostics, Inc.	3,788,253
4,183	Regeneron Pharmaceuticals, Inc.*	1,262,095
64,912	ResMed, Inc.	7,407,757
45,209	STERIS PLC	6,043,539
71,502	Stryker Corp.	13,102,026
5,319	Teleflex, Inc.	1,533,468
74,153	Thermo Fisher Scientific, Inc.	19,797,368
166,346	UnitedHealth Group, Inc.	40,222,463
37,539	Universal Health Services, Inc., Class B	4,487,787
59,332	Varian Medical Systems, Inc.*	7,491,258
33,466	Veeva Systems, Inc., Class A*	5,163,469
41,221	Vertex Pharmaceuticals, Inc.*	6,850,106
26,283	Waters Corp.*	5,275,261
5,292	WellCare Health Plans, Inc.*	1,461,597
22,077	Zimmer Biomet Holdings, Inc.	2,515,233
147,215	Zoetis, Inc.	14,876,076

		701,950,552

Industrials – 8.8%
94,239	3M Co.	15,054,680
69,640	AMETEK, Inc.	5,702,820
86,269	Boeing Co. (The)	29,470,353
41,720	Caterpillar, Inc.	4,998,473
166,882	C.H. Robinson Worldwide, Inc.	13,288,814
50,496	Cintas Corp.	11,201,528
73,885	Copart, Inc.*	5,281,300
10,955	CoStar Group, Inc.*	5,583,106
84,163	CSX Corp.	6,267,619
28,031	Cummins, Inc.	4,225,954
7,211	Deere & Co.	1,010,766

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
124,595	Delta Air Lines, Inc.	$ 6,416,642
41,047	Dover Corp.	3,670,012
78,478	Eaton Corp. PLC	5,845,826
132,348	Emerson Electric Co.	7,972,644
46,283	Expeditors International of Washington, Inc.	3,220,834
439,966	Fastenal Co.	13,458,560
30,614	FedEx Corp.	4,723,128
89,791	Fortive Corp.	6,837,585
42,146	General Dynamics Corp.	6,777,920
230,615	General Electric Co.	2,177,006
92,172	Honeywell International, Inc.	15,144,781
16,635	Huntington Ingalls Industries, Inc.	3,412,171
43,379	IDEX Corp.	6,624,407
82,288	IHS Markit Ltd.*	4,722,508
71,215	Illinois Tool Works, Inc.	9,944,463
83,718	Ingersoll-Rand PLC	9,907,188
66,918	Jacobs Engineering Group, Inc.	5,038,256
19,297	J.B. Hunt Transport Services, Inc.	1,642,947
114,811	Johnson Controls International PLC	4,422,520
37,584	L3 Technologies, Inc.	9,097,583
33,393	Lennox International, Inc.	8,819,425
15,333	Lockheed Martin Corp.	5,190,834
144,817	Masco Corp.	5,057,010
233,961	Nielsen Holdings PLC	5,317,934
31,644	Norfolk Southern Corp.	6,175,010
34,667	Northrop Grumman Corp.	10,512,768
28,971	PACCAR, Inc.	1,906,871
41,332	Parker-Hannifin Corp.	6,295,690
50,237	Raytheon Co.	8,766,356
90,260	Republic Services, Inc.	7,635,093
42,531	Rockwell Automation, Inc.	6,330,739
27,530	Roper Technologies, Inc.	9,468,118
175,282	Southwest Airlines Co.	8,343,423
16,371	Spirit AeroSystems Holdings, Inc., Class A	1,326,706
18,749	Stanley Black & Decker, Inc.	2,385,248
267,664	Textron, Inc.	12,125,179
11,756	TransDigm Group, Inc.*	5,183,808

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
15,576	TransUnion	$ 1,020,851
74,138	Union Pacific Corp.	12,364,736
166,609	United Continental Holdings, Inc.*	12,937,189
36,494	United Parcel Service, Inc., Class B	3,391,022
21,174	United Rentals, Inc.*	2,331,257
97,608	United Technologies Corp.	12,327,890
57,860	Verisk Analytics, Inc.	8,100,400
95,527	Waste Management, Inc.	10,445,877
47,597	W.W. Grainger, Inc.	12,455,659
48,173	Xylem, Inc.	3,575,400

		422,932,887

Information Technology – 22.7%
172,051	Accenture PLC, Class A	30,637,122
94,700	Adobe, Inc.*	25,654,230
418,139	Advanced Micro Devices, Inc.*	11,461,190
73,898	Akamai Technologies, Inc.*	5,568,953
60,441	Amphenol Corp., Class A	5,258,367
28,412	Analog Devices, Inc.	2,745,167
30,775	ANSYS, Inc.*	5,524,112
768,795	Apple, Inc.	134,592,941
209,064	Applied Materials, Inc.	8,088,686
16,795	Arista Networks, Inc.*	4,107,889
66,561	Autodesk, Inc.*	10,710,331
65,939	Automatic Data Processing, Inc.	10,558,153
34,255	Broadcom, Inc.	8,619,928
71,993	Broadridge Financial Solutions, Inc.	8,989,766
256,053	Cadence Design Systems, Inc.*	16,277,289
89,489	CDW Corp.	8,809,297
676,279	Cisco Systems, Inc.	35,186,796
115,583	Citrix Systems, Inc.	10,878,672
137,340	Cognizant Technology Solutions Corp., Class A	8,505,466
55,841	Corning, Inc.	1,610,454
355,864	DXC Technology Co.	16,917,775
55,984	F5 Networks, Inc.*	7,394,367

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
99,999	Fidelity National Information Services, Inc.	$ 12,029,880
157,011	Fiserv, Inc.*	13,480,964
13,581	FleetCor Technologies, Inc.*	3,506,750
67,880	Fortinet, Inc.*	4,919,942
34,434	Gartner, Inc.*	5,209,864
30,177	Global Payments, Inc.	4,648,465
30,967	GoDaddy, Inc., Class A*	2,303,945
71,796	Hewlett Packard Enterprise Co.	985,041
448,779	HP, Inc.	8,383,192
891,640	Intel Corp.	39,267,826
172,785	International Business Machines Corp.	21,941,967
115,059	Intuit, Inc.	28,172,196
45,095	Jack Henry & Associates, Inc.	5,917,366
104,496	Juniper Networks, Inc.	2,571,647
49,918	Keysight Technologies, Inc.*	3,750,339
61,591	KLA-Tencor Corp.	6,348,184
59,512	Lam Research Corp.	10,391,390
186,289	Leidos Holdings, Inc.	14,033,150
131,838	Mastercard, Inc., Class A	33,155,939
55,488	Maxim Integrated Products, Inc.	2,918,114
28,410	Microchip Technology, Inc.	2,273,652
611,271	Micron Technology, Inc.*	19,933,547
1,343,620	Microsoft Corp.	166,178,922
61,474	Motorola Solutions, Inc.	9,218,026
123,312	NetApp, Inc.	7,300,070
106,778	NVIDIA Corp.	14,464,148
462,955	Oracle Corp.	23,425,523
22,997	Palo Alto Networks, Inc.*	4,602,620
121,065	Paychex, Inc.	10,386,166
111,775	PayPal Holdings, Inc.*	12,267,306
46,931	PTC, Inc.*	3,945,020
27,733	Qorvo, Inc.*	1,696,705
65,686	QUALCOMM, Inc.	4,389,139
68,455	Red Hat, Inc.*	12,616,257
121,564	salesforce.com, Inc.*	18,406,005
164,459	Seagate Technology PLC	6,882,609
48,024	ServiceNow, Inc.*	12,578,926
92,135	Skyworks Solutions, Inc.	6,138,955

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
26,608	Splunk, Inc.*	$ 3,033,046
86,519	Square, Inc., Class A*	5,359,852
29,875	SS&C Technologies Holdings, Inc.	1,662,544
325,435	Symantec Corp.	6,095,398
99,654	Synopsys, Inc.*	11,603,712
61,907	TE Connectivity Ltd.	5,214,427
204,097	Texas Instruments, Inc.	21,289,358
95,046	Total System Services, Inc.	11,741,032
29,795	Trimble, Inc.*	1,188,821
23,627	Twilio, Inc., Class A*	3,118,528
71,150	VeriSign, Inc.*	13,872,827
228,700	Visa, Inc., Class A	36,896,171
34,038	VMware, Inc., Class A	6,024,045
399,244	Western Digital Corp.	14,859,862
20,413	Workday, Inc., Class A*	4,166,702
42,829	Worldpay, Inc., Class A*	5,209,720
36,765	Xilinx, Inc.	3,761,427
5,571	Zebra Technologies Corp., Class A*	955,092

		1,094,789,272

Materials – 1.3%
20,144	Air Products & Chemicals, Inc.	4,101,117
97,526	Ball Corp.	5,987,121
20,522	Dow, Inc.	959,609
61,450	DowDuPont, Inc.*	1,875,454
25,768	Eastman Chemical Co.	1,672,859
48,404	Ecolab, Inc.	8,910,692
17,229	International Flavors & Fragrances, Inc.	2,333,151
70,413	International Paper Co.	2,920,027
17,593	LyondellBasell Industries NV, Class A	1,306,280
51,849	Mosaic Co. (The)	1,113,198
100,292	Nucor Corp.	4,814,016
17,112	Packaging Corp. of America	1,524,337
35,314	PPG Industries, Inc.	3,695,610
23,173	Sherwin-Williams Co. (The)	9,719,915
283,920	WestRock Co.	9,255,792

		60,189,178

Shares	Description	Value

Common Stocks – (continued)
Real Estate – 3.4%
25,513	Alexandria Real Estate Equities, Inc. REIT	$ 3,735,358
62,573	American Tower Corp. REIT	13,063,365
34,020	AvalonBay Communities, Inc. REIT	6,906,400
22,308	Boston Properties, Inc. REIT	2,918,556
208,263	CBRE Group, Inc., Class A*	9,517,619
74,127	Crown Castle International Corp. REIT	9,637,251
69,867	Digital Realty Trust, Inc. REIT	8,224,743
126,468	Duke Realty Corp. REIT	3,805,422
4,645	Equinix, Inc. REIT	2,256,494
80,597	Equity Residential REIT	6,171,312
16,400	Essex Property Trust, Inc. REIT	4,784,536
37,997	Extra Space Storage, Inc. REIT	4,071,758
15,538	Federal Realty Investment Trust REIT	2,031,283
176,615	HCP, Inc. REIT	5,600,462
445,742	Host Hotels & Resorts, Inc. REIT	8,072,388
41,021	Iron Mountain, Inc. REIT	1,257,294
42,233	Mid-America Apartment Communities, Inc. REIT	4,822,164
71,354	Prologis, Inc. REIT	5,256,649
18,732	Public Storage REIT	4,455,968
102,970	Realty Income Corp. REIT	7,216,138
29,546	Regency Centers Corp. REIT	1,948,854
24,666	SBA Communications Corp. REIT*	5,337,969
34,096	Simon Property Group, Inc. REIT	5,526,621
60,706	Sun Communities, Inc. REIT	7,665,347
122,970	UDR, Inc. REIT	5,506,597
93,206	Ventas, Inc. REIT	5,993,146
43,623	Vornado Realty Trust REIT	2,889,151
89,768	Welltower, Inc. REIT	7,290,957
69,855	Weyerhaeuser Co. REIT	1,592,694
85,110	W.P. Carey, Inc. REIT	7,064,981

		164,621,477

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – 4.8%
256,214	AES Corp.	$ 4,048,181
88,970	Alliant Energy Corp.	4,222,516
107,385	Ameren Corp.	7,875,616
112,700	American Electric Power Co., Inc.	9,705,724
60,141	American Water Works Co., Inc.	6,797,136
54,028	Atmos Energy Corp.	5,500,050
200,370	CenterPoint Energy, Inc.	5,698,523
119,391	CMS Energy Corp.	6,699,029
94,806	Consolidated Edison, Inc.	8,181,758
113,820	Dominion Energy, Inc.	8,556,988
65,584	DTE Energy Co.	8,228,824
103,755	Duke Energy Corp.	8,882,466
59,597	Edison International	3,538,274
78,544	Entergy Corp.	7,624,266
87,329	Evergy, Inc.	5,077,308
99,862	Eversource Energy	7,373,810
208,935	Exelon Corp.	10,045,595
186,955	FirstEnergy Corp.	7,710,024
89,169	NextEra Energy, Inc.	17,674,188
148,371	NiSource, Inc.	4,132,132
201,457	NRG Energy, Inc.	6,857,596
105,699	PG&E Corp.*	1,807,453
47,753	Pinnacle West Capital Corp.	4,484,484
170,696	PPL Corp.	5,079,913
132,548	Public Service Enterprise Group, Inc.	7,788,520
24,493	Sempra Energy	3,219,605
153,723	Southern Co. (The)	8,224,181
201,317	UGI Corp.	10,389,970
775,468	Vistra Energy Corp.	18,270,026
103,012	WEC Energy Group, Inc.	8,297,617

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
148,942	Xcel Energy, Inc.	$ 8,540,334

		230,532,107

TOTAL INVESTMENTS – 99.7% (Cost $4,346,122,352)		$4,798,465,661

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		15,222,212

NET ASSETS – 100.0%		$4,813,687,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$165,999	$37,267,739	$(37,433,738)	$—

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACTIVEBETA® U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$4,798,465,661	$—	$—

Total	$4,798,465,661	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Communication Services – 3.3%
1,549	AMC Entertainment Holdings, Inc., Class A	$ 18,557
448	Boingo Wireless, Inc.*	8,467
934	Boston Omaha Corp., Class A*	22,537
2,435	Care.com, Inc.*	34,796
2,811	Cargurus, Inc.*	96,024
2,906	Cars.com, Inc.*	61,520
6,097	Central European Media Enterprises Ltd., Class A (Czech Republic)*	22,376
1,628	Cogent Communications Holdings, Inc.	95,238
2,522	Consolidated Communications Holdings, Inc.	10,088
73	Daily Journal Corp.*	15,687
1,647	Emerald Expositions Events, Inc.	19,270
3,430	Entercom Communications Corp., Class A	19,860
1,063	Entravision Communications Corp., Class A	3,125
2,306	Eros International PLC (India)*	17,825
1,887	EW Scripps Co. (The), Class A	28,720
19,260	Frontier Communications Corp.*(a)	36,209
8,714	Gannett Co, Inc.	68,492
9,634	Glu Mobile, Inc.*	76,879
2,945	Gray Television, Inc.*	50,742
1,666	Hemisphere Media Group, Inc.*	22,491
1,245	Intelsat S.A.*	22,472
1,208	Iridium Communications, Inc.*	25,887
911	Liberty Latin America Ltd., Class A (Chile)*	15,533
1,698	Liberty Latin America Ltd., Class C (Chile)*	29,189
1,000	Liberty Media Corp.- Liberty Braves, Class A*	26,540

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
1,443	Liberty Media Corp.- Liberty Braves, Class C*	$ 38,398
2,635	Liberty TripAdvisor Holdings, Inc., Class A*	28,063
756	Marcus Corp. (The)	26,430
11,160	Meet Group, Inc. (The)*	43,189
690	Meredith Corp.	35,721
3,880	MSG Networks, Inc., Class A*	81,907
4,589	National CineMedia, Inc.	30,058
6,195	New Media Investment Group, Inc.	57,180
6,616	New York Times Co. (The), Class A	210,521
1,471	Nexstar Media Group, Inc., Class A	147,321
6,576	NII Holdings, Inc.*	12,494
2,173	Ooma, Inc.*	25,098
4,185	QuinStreet, Inc.*	64,156
1,673	Reading International, Inc., Class A*	22,067
4,402	Rosetta Stone, Inc.*	108,553
240	Saga Communications, Inc., Class A	6,984
2,563	Scholastic Corp.	84,810
1,026	Shenandoah Telecommunications Co.	41,256
2,614	Sinclair Broadcast Group, Inc., Class A	140,320
2,427	Spok Holdings, Inc.	37,497
3,065	TechTarget, Inc.*	57,929
5,881	TEGNA, Inc.	89,038
949	Tribune Publishing Co.*	9,319
6,918	TrueCar, Inc.*	45,105
21,773	Vonage Holdings Corp.*	257,792
2,213	World Wrestling Entertainment, Inc., Class A	160,974
3,860	Yelp, Inc.*	118,618

		2,829,322

Consumer Discretionary – 12.1%
4,256	1-800-Flowers.com, Inc., Class A*	77,715

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
4,195	Aaron’s, Inc.	$ 223,426
4,186	Abercrombie & Fitch Co., Class A	72,418
1,819	Acushnet Holdings Corp.	42,728
3,371	Adtalem Global Education, Inc.*	148,189
2,952	American Axle & Manufacturing Holdings, Inc.*	29,845
6,981	American Eagle Outfitters, Inc.	121,469
2,260	American Outdoor Brands Corp.*	18,961
3,038	American Public Education, Inc.*	85,003
988	America’s Car-Mart, Inc.*	85,067
722	Asbury Automotive Group, Inc.*	53,565
28,166	Ascena Retail Group, Inc.*	29,574
1,617	Bassett Furniture Industries, Inc.	23,754
4,976	BBX Capital Corp.	20,352
3,264	Beazer Homes USA, Inc.*	29,637
4,651	Bed Bath & Beyond, Inc.	59,021
381	Big 5 Sporting Goods Corp.	762
2,112	Big Lots, Inc.	58,291
4	Biglari Holdings, Inc., Class A*	1,958
105	Biglari Holdings, Inc., Class B*	9,513
535	BJ’s Restaurants, Inc.	22,411
1,967	Bloomin’ Brands, Inc.	37,983
2,612	Boot Barn Holdings, Inc.*	68,252
3,184	Boyd Gaming Corp.	76,161
2,400	Brinker International, Inc.	90,168
2,127	Buckle, Inc. (The)(a)	32,011
2,475	Caleres, Inc.	46,679
4,233	Callaway Golf Co.	62,225
9,237	Career Education Corp.*	173,379
1,660	Carriage Services, Inc.	30,245
1,857	Cato Corp. (The), Class A	23,008
232	Cavco Industries, Inc.*	33,315
4,726	Century Casinos, Inc.*	41,305

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,847	Cheesecake Factory, Inc. (The)	$ 79,883
4,561	Chegg, Inc.*	170,855
9,714	Chico’s FAS, Inc.	32,736
933	Children’s Place, Inc. (The)	86,452
996	Churchill Downs, Inc.	98,186
1,432	Citi Trends, Inc.	19,590
1,977	Clarus Corp.	25,207
1,295	Conn’s, Inc.*	23,245
1,841	Cooper Tire & Rubber Co.	50,775
410	Cooper-Standard Holdings, Inc.*	15,851
1,159	Core-Mark Holding Co, Inc.	42,744
407	Cracker Barrel Old Country Store, Inc.	63,936
6,322	Crocs, Inc.*	122,141
4,313	Dana, Inc.	62,927
899	Dave & Buster’s Entertainment, Inc.	44,716
1,609	Deckers Outdoor Corp.*	244,729
3,096	Del Taco Restaurants, Inc.*	33,499
5,649	Denny’s Corp.*	111,172
2,440	Designer Brands, Inc., Class A	44,140
559	Dillard’s, Inc., Class A	31,673
268	Dine Brands Global, Inc.	25,305
1,731	Dorman Products, Inc.*	141,353
4,319	Drive Shack, Inc.*	19,651
1,569	Duluth Holdings, Inc., Class B*(a)	23,457
2,512	El Pollo Loco Holdings, Inc.*	26,326
1,583	Eldorado Resorts, Inc.*	77,836
2,444	Ethan Allen Interiors, Inc.	51,862
3,169	Etsy, Inc.*	197,460
3,514	Everi Holdings, Inc.*	39,146
4,218	Express, Inc.*	12,696
2,670	Fiesta Restaurant Group, Inc.*	37,861
1,862	Five Below, Inc.*	239,695
45	Flexsteel Industries, Inc.	772
6,241	Fossil Group, Inc.*	61,099
2,296	Fox Factory Holding Corp.*	153,878
1,293	Gaia, Inc.*(a)	9,607

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,365	GameStop Corp., Class A	$ 25,507
1,611	Genesco, Inc.*	72,463
1,889	Gentherm, Inc.*	70,611
1,459	G-III Apparel Group Ltd.*	37,540
1,049	Golden Entertainment, Inc.*	13,532
4,958	GoPro, Inc., Class A*	31,235
722	Green Brick Partners, Inc.*	6,274
580	Group 1 Automotive, Inc.	41,870
17,406	Groupon, Inc.*	61,443
1,817	Guess?, Inc.	29,381
1,941	Haverty Furniture Cos, Inc.	33,793
772	Helen of Troy Ltd.*	103,147
2,396	Hibbett Sports, Inc.*	53,000
599	Hooker Furniture Corp.	16,071
5,597	Houghton Mifflin Harcourt Co.*	31,567
2,272	Hudson Ltd, Class A*	30,854
900	Installed Building Products, Inc.*	46,296
1,453	International Speedway Corp., Class A	65,036
1,267	iRobot Corp.*	110,368
2,868	J Alexander’s Holdings, Inc.*	30,171
1,130	Jack in the Box, Inc.	94,016
822	Johnson Outdoors, Inc., Class A	60,672
5,558	K12, Inc.*	169,908
3,912	KB Home	98,309
3,415	Kirkland’s, Inc.*	13,762
1,325	Laureate Education, Inc., Class A*	21,280
3,207	La-Z-Boy, Inc.	103,233
1,282	LCI Industries	106,239
2,609	Leaf Group Ltd.*	18,759
1,585	Liberty Expedia Holdings, Inc., Class A*	65,350
2,108	Lifetime Brands, Inc.	16,442
1,587	Lindblad Expeditions Holdings, Inc.*	25,900
3,083	Liquidity Services, Inc.*	17,326
255	Lithia Motors, Inc., Class A	29,108
2,261	Lumber Liquidators Holdings, Inc.*(a)	21,683

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,327	M/I Homes, Inc.*	$ 36,333
1,150	Malibu Boats, Inc., Class A*	41,285
1,416	Marine Products Corp.	19,597
957	MarineMax, Inc.*	14,910
1,006	Marriott Vacations Worldwide Corp.	90,439
3,084	MasterCraft Boat Holdings, Inc.*	61,248
834	MDC Holdings, Inc.	26,213
992	Meritage Homes Corp.*	49,699
1,741	Modine Manufacturing Co.*	22,372
795	Monarch Casino & Resort, Inc.*	34,209
553	Monro, Inc.	44,080
784	Movado Group, Inc.	20,196
1,048	Murphy USA, Inc.*	84,112
636	Nathan’s Famous, Inc.	42,994
846	National Vision Holdings, Inc.*	23,037
3,528	Nautilus, Inc.*	9,490
1,157	Noodles & Co. *	8,365
19,897	Office Depot, Inc.	38,998
1,475	Ollie’s Bargain Outlet Holdings, Inc.*	145,612
1,711	Overstock.com, Inc.*(a)	16,340
1,373	Oxford Industries, Inc.	97,813
1,742	Papa John’s International, Inc.	84,435
3,085	Party City Holdco, Inc.*	24,372
4,838	Penn National Gaming, Inc.*	91,196
1,378	PetMed Express, Inc.(a)	24,074
1,931	Planet Fitness, Inc., Class A*	147,664
5,111	Potbelly Corp.*	25,708
2,327	Quotient Technology, Inc.*	24,596
1,406	RCI Hospitality Holdings, Inc.	22,862
1,101	Red Robin Gourmet Burgers, Inc.*	28,164
858	Red Rock Resorts, Inc., Class A	17,915
4,449	Regis Corp.*	82,929
3,220	Remark Holdings, Inc.*(a)	3,220
5,513	Rent-A-Center, Inc.*	131,540
1,062	RH*(a)	90,429

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
209	Rocky Brands, Inc.	$ 5,112
1,323	Roku, Inc.*	119,599
6,530	RTW RetailWinds, Inc.*	12,472
3,201	Ruth’s Hospitality Group, Inc.	73,207
4,467	Sally Beauty Holdings, Inc.*	67,809
1,983	SeaWorld Entertainment, Inc.*	63,456
376	Shake Shack, Inc., Class A*	23,068
2,089	Shoe Carnival, Inc.(a)	53,666
1,699	Shutterfly, Inc.*	80,669
1,367	Shutterstock, Inc.	52,028
1,716	Signet Jewelers Ltd.	32,364
1,463	Skyline Champion Corp.	34,220
2,190	Sleep Number Corp.*	76,234
1,510	Sotheby’s*	50,902
2,292	Speedway Motorsports, Inc.	41,623
2,058	Sportsman’s Warehouse Holdings, Inc.*	7,573
644	Stamps.com, Inc.*	21,600
1,727	Standard Motor Products, Inc.	73,190
3,698	Steven Madden Ltd.	111,902
4,816	Stoneridge, Inc.*	125,360
1,122	Strategic Education, Inc.	197,461
1,365	Sturm Ruger & Co., Inc.	67,854
3,857	Tailored Brands, Inc.	20,288
3,774	Taylor Morrison Home Corp., Class A*	75,367
1,370	Tenneco, Inc., Class A	13,618
1,901	Texas Roadhouse, Inc.	97,445
2,933	Tilly’s, Inc., Class A	22,877
1,169	TopBuild Corp.*	92,667
1,172	Tower International, Inc.	20,428
3,027	Town Sports International Holdings, Inc.*	7,779
4,195	TRI Pointe Group, Inc.*	51,599
1,684	Tupperware Brands Corp.	31,356
1,754	Turtle Beach Corp.*(a)	14,593
4,500	Vera Bradley, Inc.*	49,275
3,029	Vista Outdoor, Inc.*	23,232
2,898	Weight Watchers International, Inc.*	50,106
789	Weyco Group, Inc.	19,741

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,219	Wingstop, Inc.	$ 97,130
483	Winmark Corp.	79,618
567	Winnebago Industries, Inc.	18,223
3,294	Wolverine World Wide, Inc.	92,034
4,241	ZAGG, Inc.*	28,245
2,908	Zumiez, Inc.*	57,520

		10,303,953

Consumer Staples – 2.8%
418	Alico, Inc.	10,772
1,020	B&G Foods, Inc.(a)	22,389
1,845	BJ’s Wholesale Club Holdings, Inc.*	46,088
681	Boston Beer Co, Inc. (The), Class A*	214,038
382	Calavo Growers, Inc.	33,406
1,585	Cal-Maine Foods, Inc.	58,677
17,653	Castle Brands, Inc.*	8,738
5,099	Celsius Holdings, Inc.*(a)	20,396
1,108	Central Garden & Pet Co.*(a)	31,190
1,223	Central Garden & Pet Co., Class A*	31,272
1,507	Chefs’ Warehouse, Inc. (The)*	47,727
408	Coca-Cola Consolidated, Inc.	123,220
5,724	Darling Ingredients, Inc.*	108,184
20,367	Dean Foods Co.	22,404
1,295	Edgewell Personal Care Co.*	36,959
1,208	Farmer Brothers Co.*	22,131
1,810	Fresh Del Monte Produce, Inc.	45,286
2,879	Freshpet, Inc.*	133,787
5,173	Hostess Brands, Inc.*	69,266
1,846	Ingles Markets, Inc., Class A	55,029
826	Inter Parfums, Inc.	53,508
570	J&J Snack Foods Corp.	91,685
422	John B Sanfilippo & Son, Inc.	32,346
681	Lancaster Colony Corp.	97,948
2,185	Landec Corp.*	21,675
777	Medifast, Inc.	100,194
407	MGP Ingredients, Inc.	24,505

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
1,180	National Beverage Corp.	$ 53,277
1,638	Natural Health Trends Corp.	16,675
1,838	Nature’s Sunshine Products, Inc.*	17,700
231	Oil-Dri Corp. of America	6,789
4,202	Performance Food Group Co.*	165,349
1,355	Rite Aid Corp.*(a)	10,379
662	Sanderson Farms, Inc.	90,502
1,848	Simply Good Foods Co. (The)*	39,714
1,774	SpartanNash Co.	20,472
1,130	Turning Point Brands, Inc.	55,630
1,920	United Natural Foods, Inc.*	19,488
985	Universal Corp.	55,672
1,160	USANA Health Sciences, Inc.*	82,105
3,707	Vector Group Ltd.	33,178
1,776	Village Super Market, Inc., Class A	47,029
636	WD-40 Co.	99,426
1,011	Weis Markets, Inc.	38,216

		2,414,421

Energy – 2.2%
16,513	Abraxas Petroleum Corp.*	15,772
363	Adams Resources & Energy, Inc.	12,360
1,002	Arch Coal, Inc., Class A	88,326
294	Basic Energy Services, Inc.*	562
890	Bonanza Creek Energy, Inc.*	17,382
2,533	C&J Energy Services, Inc.*	29,991
2,484	Cactus, Inc., Class A*	80,854
932	California Resources Corp.*(a)	15,098
1,892	Carrizo Oil & Gas, Inc.*	19,261
1,268	CONSOL Energy, Inc.*	33,247
862	CVR Energy, Inc.	36,609
1,848	Dawson Geophysical Co.*	4,140
2,949	Delek US Holdings, Inc.	90,269
17,702	Denbury Resources, Inc.*	25,491
1,442	DHT Holdings, Inc.	8,018

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
3,387	Diamond Offshore Drilling, Inc.*(a)	$ 26,656
1,587	DMC Global, Inc.	107,345
3,631	Dorian LPG Ltd.*	25,635
998	Dril-Quip, Inc.*	41,167
2,625	Era Group, Inc.*	19,294
5,669	Evolution Petroleum Corp.	34,638
2,264	Exterran Corp.*	31,243
7,264	FTS International, Inc.*	44,674
1,161	GasLog Ltd. (Monaco)	16,718
1,329	Golar LNG Ltd. (Bermuda)	24,174
3,587	Hallador Energy Co.	20,302
4,019	Helix Energy Solutions Group, Inc.*	27,168
1,730	ION Geophysical Corp.*	11,747
8,285	Keane Group, Inc.*	60,812
4,706	Liberty Oilfield Services, Inc., Class A	60,001
2,791	Mammoth Energy Services, Inc.	29,305
3,521	Matrix Service Co.*	63,730
2,373	McDermott International, Inc.*(a)	14,333
184	NACCO Industries, Inc., Class A	9,193
159	Natural Gas Services Group, Inc.*	2,422
4,874	Newpark Resources, Inc.*	34,069
11,323	Noble Corp. PLC*	21,967
3,091	Oceaneering International, Inc.*	50,692
1,792	Oil States International, Inc.*	29,819
9,188	Overseas Shipholding Group, Inc., Class A*	13,782
18	Panhandle Oil and Gas, Inc., Class A	238
2,221	Par Pacific Holdings, Inc.*	43,532
525	PDC Energy, Inc.*	16,023
3,231	Peabody Energy Corp.	75,993
438	Penn Virginia Corp.*	13,359
2,633	Profire Energy, Inc.*	3,949
3,850	ProPetro Holding Corp.*	74,767

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
4,380	Renewable Energy Group, Inc.*	$ 68,503
986	REX American Resources Corp.*	66,525
2,974	RigNet, Inc.*	24,803
1,031	Scorpio Tankers, Inc. (Monaco)	26,837
534	SEACOR Holdings, Inc.*	22,220
4,300	Southwestern Energy Co.*	15,437
12,815	Teekay Tankers Ltd., Class A (Bermuda)*	14,353
35,544	Ultra Petroleum Corp.*	13,133
700	Unit Corp.*	6,734
1,596	US Silica Holdings, Inc.	16,566
20,760	W&T Offshore, Inc.*	87,192
1,263	World Fuel Services Corp.	36,804

		1,925,234

Financials – 20.6%
905	1st Constitution Bancorp	16,887
783	1st Source Corp.	34,264
428	ACNB Corp.	15,280
3,388	AG Mortgage Investment Trust, Inc. REIT	52,243
738	Allegiance Bancshares, Inc.*	23,955
3,063	Ambac Financial Group, Inc.*	46,558
5,026	American Equity Investment Life Holding Co.	142,286
896	American National Bankshares, Inc.	31,252
798	Ameris Bancorp	28,161
1,039	AMERISAFE, Inc.	61,893
455	Ames National Corp.	11,967
9,682	Anworth Mortgage Asset Corp. REIT	36,695
4,995	Apollo Commercial Real Estate Finance, Inc. REIT	91,808
4,389	Arbor Realty Trust, Inc. REIT	54,029
3,175	Ares Commercial Real Estate Corp. REIT	46,609
1,358	Argo Group International Holdings Ltd.	95,725

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
677	Arlington Asset Investment Corp., Class A	$ 4,529
2,585	ARMOUR Residential REIT, Inc. REIT	44,979
1,580	Arrow Financial Corp.	50,829
3,474	Artisan Partners Asset Management, Inc., Class A	82,160
521	Associated Capital Group, Inc., Class A(a)	19,439
1,783	Atlantic Capital Bancshares, Inc.*	29,170
2,859	Atlantic Union Bankshares Corp.	92,346
5,045	Axos Financial, Inc.*	137,779
2,395	B. Riley Financial, Inc.	47,493
3,946	Banc of California, Inc.	52,206
1,380	BancFirst Corp.	72,077
981	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	19,571
7	Bancorp, Inc. (The)*	62
3,379	BancorpSouth Bank	91,503
2,549	Bank of Commerce Holdings	26,255
813	Bank of Marin Bancorp	32,935
4,299	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	141,953
1,919	BankFinancial Corp.	26,674
953	Bankwell Financial Group, Inc.	27,218
788	Bar Harbor Bankshares	18,620
2,161	BCB Bancorp, Inc.	26,451
2,742	Berkshire Hills Bancorp, Inc.	80,039
2,891	Blackstone Mortgage Trust, Inc., Class A REIT	101,937
2,239	Blucora, Inc.*	69,342
3,345	Boston Private Financial Holdings, Inc.	34,286
1,190	Bridge Bancorp, Inc.	33,118
5,220	BrightSphere Investment Group PLC	56,063
3,221	Brookline Bancorp, Inc.	46,221
1,222	Bryn Mawr Bank Corp.	44,676
465	C&F Financial Corp.	22,348

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
4,118	Cadence BanCorp	$ 76,183
345	Cambridge Bancorp	28,369
1,806	Camden National Corp.	76,484
1,484	Cannae Holdings, Inc.*	37,738
1,777	Capital City Bank Group, Inc.	41,600
3,316	Capitol Federal Financial, Inc.	44,036
1,247	Capstar Financial Holdings, Inc.	18,493
5,596	Capstead Mortgage Corp. REIT	44,264
1,133	Carolina Financial Corp.	37,616
3,279	Cathay General Bancorp	110,306
5,061	CenterState Bank Corp.	110,785
1,221	Central Pacific Financial Corp.	33,932
1,268	Central Valley Community Bancorp	24,878
468	Century Bancorp, Inc., Class A	41,937
2,026	Chemical Financial Corp.	76,704
544	Chemung Financial Corp.	24,371
3,084	Cherry Hill Mortgage Investment Corp. REIT	50,269
1,014	Citizens & Northern Corp.	27,986
1,314	City Holding Co.	95,988
2,216	Civista Bancshares, Inc.	48,087
1,061	CNB Financial Corp.	26,260
2,990	CNO Financial Group, Inc.	46,973
1,119	Codorus Valley Bancorp, Inc.	23,521
2,146	Cohen & Steers, Inc.	109,918
2,225	Colony Credit Real Estate, Inc. REIT	33,842
2,343	Columbia Banking System, Inc.	78,139
1,740	Community Bank System, Inc.	107,549
4,794	Community Bankers Trust Corp.	34,900
562	Community Financial Corp. (The)	17,439

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,093	Community Trust Bancorp, Inc.	$ 43,272
1,438	ConnectOne Bancorp, Inc.	30,212
742	County Bancorp, Inc.	12,777
2,609	Crawford & Co., Class B	21,707
869	Curo Group Holdings Corp.*	8,143
3,673	Customers Bancorp, Inc.*	72,432
3,807	CVB Financial Corp.	78,234
314	Diamond Hill Investment Group, Inc.	45,059
1,888	Dime Community Bancshares, Inc.	33,569
1,599	Donegal Group, Inc., Class A	23,106
2,323	Donnelley Financial Solutions, Inc.*	28,643
8,263	Dynex Capital, Inc. REIT	45,447
1,469	Eagle Bancorp, Inc.	77,975
998	EMC Insurance Group, Inc.	36,008
2,366	Employers Holdings, Inc.	98,284
1,488	Encore Capital Group, Inc.*	51,098
2,648	Enova International, Inc.*	56,535
273	Enstar Group Ltd. (Bermuda)*	44,881
1,437	Entegra Financial Corp.*	42,607
244	Enterprise Bancorp, Inc.	6,842
1,565	Enterprise Financial Services Corp.	61,332
796	Equity Bancshares, Inc., Class A*	19,804
643	Esquire Financial Holdings, Inc.*	14,660
1,469	ESSA Bancorp, Inc.	22,255
5,530	Essent Group Ltd.*	259,634
844	Evans Bancorp, Inc.	29,616
3,260	EZCORP, Inc., Class A*	28,623
946	Farmers & Merchants Bancorp, Inc.	27,954
1,851	Farmers National Banc Corp.	24,896
1,276	FB Financial Corp.	44,392
574	FBL Financial Group, Inc., Class A	35,335

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,786	Federal Agricultural Mortgage Corp., Class C	$ 122,216
5,090	Federated Investors, Inc., Class B	155,398
3,616	FGL Holdings	28,747
2,873	Fidelity Southern Corp.	80,932
1,799	Financial Institutions, Inc.	48,627
1,263	First Bancorp, Inc.	31,929
8,124	First BanCorp. (Puerto Rico)	80,915
1,702	First Bancorp/Southern Pines NC	60,268
889	First Bancshares, Inc. (The)	26,492
1,443	First Bank/Hamilton NJ	16,162
2,037	First Busey Corp.	50,334
1,341	First Business Financial Services, Inc.	30,682
4,626	First Commonwealth Financial Corp.	58,149
862	First Community Bankshares, Inc.	28,239
1,754	First Defiance Financial Corp.	47,533
4,648	First Financial Bancorp	103,743
2,974	First Financial Bankshares, Inc.	168,507
870	First Financial Corp.	32,912
1,440	First Financial Northwest, Inc.	21,830
2,344	First Foundation, Inc.	30,730
974	First Guaranty Bancshares, Inc.	20,064
1,054	First Internet Bancorp	21,428
1,313	First Interstate BancSystem, Inc., Class A	48,463
2,869	First Merchants Corp.	95,394
981	First Mid Bancshares, Inc.	32,785
2,862	First Midwest Bancorp, Inc.	55,780
1,905	First Northwest Bancorp	30,594
1,910	First of Long Island Corp. (The)	40,779
1,319	FirstCash, Inc.	124,936
2,408	Flagstar Bancorp, Inc.	75,804
3,178	Flushing Financial Corp.	66,833

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,047	Franklin Financial Network, Inc.	$ 27,484
719	FS Bancorp, Inc.	33,901
6,058	Fulton Financial Corp.	95,474
14,251	Genworth Financial, Inc., Class A*	41,470
2,130	German American Bancorp, Inc.	59,363
3,092	Glacier Bancorp, Inc.	121,856
677	Global Indemnity Ltd. (Cayman Islands)	20,107
1,641	Granite Point Mortgage Trust, Inc. REIT	30,506
2,722	Great Ajax Corp. REIT	34,569
1,350	Great Southern Bancorp, Inc.	74,547
1,995	Great Western Bancorp, Inc.	61,985
1,604	Green Dot Corp., Class A*	74,442
914	Hallmark Financial Services, Inc.*	10,776
1,755	Hamilton Lane, Inc., Class A	86,276
2,938	Hancock Whitney Corp.	111,585
2,049	Hanmi Financial Corp.	42,250
1,750	HarborOne Bancorp, Inc.*	31,395
2,454	Health Insurance Innovations, Inc., Class A*(a)	63,289
1,738	Heartland Financial USA, Inc.	71,762
3,835	Heritage Commerce Corp.	45,675
1,763	Heritage Financial Corp.	49,540
3,210	Hilltop Holdings, Inc.	64,617
261	Hingham Institution for Savings	47,126
794	Home Bancorp, Inc.	28,306
5,139	Home BancShares, Inc.	90,035
2,262	HomeStreet, Inc.*	64,354
1,252	HomeTrust Bancshares, Inc.	30,649
3,624	Hope Bancorp, Inc.	46,641
1,709	Horace Mann Educators Corp.	69,232
1,982	Horizon Bancorp, Inc.	30,741
2,143	Houlihan Lokey, Inc.	96,885
1,214	Howard Bancorp, Inc.*	16,875

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,562	IBERIABANK Corp.	$ 111,683
1,918	Impac Mortgage Holdings, Inc.*	5,601
1,429	Independent Bank Corp.	99,101
2,251	Independent Bank Corp.	47,609
983	Independent Bank Group, Inc.	50,762
2,239	International Bancshares Corp.	81,634
902	INTL. FCStone, Inc.*	31,354
5,704	Invesco Mortgage Capital, Inc. REIT	87,785
1,325	Investar Holding Corp.	31,654
7,198	Investors Bancorp, Inc.	74,931
252	Investors Title Co.	38,911
1,504	James River Group Holdings Ltd.	67,078
2,407	Kearny Financial Corp.	32,278
1,626	Kemper Corp.	134,942
2,028	Kingstone Cos, Inc.	18,090
1,440	Kinsale Capital Group, Inc.	120,658
1,701	KKR Real Estate Finance Trust, Inc. REIT	33,646
4,613	Ladder Capital Corp. REIT	73,347
2,531	Lakeland Bancorp, Inc.	39,003
1,883	Lakeland Financial Corp.	82,758
519	LCNB Corp.	8,807
2,272	LegacyTexas Financial Group, Inc.	82,928
377	LendingTree, Inc.*	141,654
3,712	Live Oak Bancshares, Inc.	57,647
4,280	Macatawa Bank Corp.	43,442
1,439	Malvern Bancorp, Inc.*	28,636
477	Marlin Business Services Corp.	10,637
1,151	Mercantile Bank Corp.	35,508
2,001	Meridian Bancorp, Inc.	34,557
2,402	Meta Financial Group, Inc.	62,860
22,118	MGIC Investment Corp.*	299,699
428	Middlefield Banc Corp.	16,803
1,174	Midland States Bancorp, Inc.	28,763
2,054	MidSouth Bancorp, Inc.	23,128

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
967	MidWestOne Financial Group, Inc.	$ 26,921
2,326	Moelis & Co., Class A	73,920
3,138	Mr Cooper Group, Inc.*	23,755
483	MutualFirst Financial, Inc.	14,432
860	National Bank Holdings Corp., Class A	30,177
197	National Bankshares, Inc.	7,478
3,157	National General Holdings Corp.	71,727
171	National Western Life Group, Inc., Class A	45,595
1,608	NBT Bancorp, Inc.	57,808
1,092	Nelnet, Inc., Class A	64,701
11,333	New York Mortgage Trust, Inc. REIT	68,451
754	NI Holdings, Inc.*	12,773
944	Nicolet Bankshares, Inc.*	55,215
3,337	NMI Holdings, Inc., Class A*	90,967
1,637	Northeast Bank	33,820
431	Northfield Bancorp, Inc.	6,469
1,039	Northrim BanCorp, Inc.	34,734
2,834	Northwest Bancshares, Inc.	47,526
996	Norwood Financial Corp.	31,922
1,404	OceanFirst Financial Corp.	33,443
3,486	OFG Bancorp (Puerto Rico)	65,467
913	Ohio Valley Banc Corp.	33,142
1,268	Old Line Bancshares, Inc.	31,231
4,714	Old National Bancorp	75,141
2,443	Old Second Bancorp, Inc.	29,805
990	Oppenheimer Holdings, Inc., Class A	24,394
1,427	Opus Bank	28,640
3,535	Orchid Island Capital, Inc. REIT	21,493
3,256	Oritani Financial Corp.	52,096
2,145	Pacific Mercantile Bancorp*	16,667
1,134	Pacific Premier Bancorp, Inc.	32,092
898	Park National Corp.	84,852
1,425	Parke Bancorp, Inc.	28,928
1,442	PCSB Financial Corp.	28,321
1,582	Peapack Gladstone Financial Corp.	42,777

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
674	Penns Woods Bancorp, Inc.	$ 28,200
4,426	PennyMac Financial Services, Inc.	93,875
4,238	PennyMac Mortgage Investment Trust REIT	88,150
1,036	Peoples Bancorp of North Carolina, Inc.	28,335
1,696	Peoples Bancorp, Inc.	52,423
827	Peoples Financial Services Corp.	35,892
1,567	People’s Utah Bancorp	43,876
291	Piper Jaffray Cos	20,609
1,011	PJT Partners, Inc., Class A	37,306
1,673	PRA Group, Inc.*	46,192
1,681	Preferred Bank	73,577
2,131	Premier Financial Bancorp, Inc.	33,265
2,573	Primerica, Inc.	295,535
793	ProAssurance Corp.	29,753
1,160	Protective Insurance Corp., Class B	19,894
2,754	Provident Financial Services, Inc.	65,655
1,812	Prudential Bancorp, Inc.	31,420
3,775	Pzena Investment Management, Inc., Class A	33,371
1,154	QCR Holdings, Inc.	37,020
10,747	Radian Group, Inc.	241,270
2,340	Ready Capital Corp. REIT	34,094
4,694	Redwood Trust, Inc. REIT	74,775
1,372	Regional Management Corp.*	33,847
940	Reliant Bancorp, Inc.	20,454
1,559	Renasant Corp.	52,694
1,243	Republic Bancorp, Inc., Class A	56,979
4,423	Riverview Bancorp, Inc.	34,278
1,627	RLI Corp.	139,727
1,693	S&T Bancorp, Inc.	63,826
745	Safeguard Scientifics, Inc.*	8,947
746	Safety Insurance Group, Inc.	67,983
1,855	Sandy Spring Bancorp, Inc.	59,638
509	SB One Bancorp	11,173

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,784	Seacoast Banking Corp. of Florida*	$ 41,371
2,808	Selective Insurance Group, Inc.	201,193
3,425	ServisFirst Bancshares, Inc.	107,340
1,924	Shore Bancshares, Inc.	29,533
1,471	Sierra Bancorp	36,481
3,015	Simmons First National Corp., Class A	68,772
976	SmartFinancial, Inc.*	20,018
1,006	South State Corp.	66,285
1,262	Southern First Bancshares, Inc.*	44,965
1,355	Southern Missouri Bancorp, Inc.	44,139
1,941	Southern National Bancorp of Virginia, Inc.	26,805
1,357	Southside Bancshares, Inc.	44,198
741	State Auto Financial Corp.	25,335
1,399	Stewart Information Services Corp.	57,541
2,155	Stifel Financial Corp.	115,573
2,097	Stock Yards Bancorp, Inc.	69,893
762	Summit Financial Group, Inc.	18,860
1,305	Territorial Bancorp, Inc.	35,105
3,201	Third Point Reinsurance Ltd. (Bermuda)*	32,522
1,390	Timberland Bancorp, Inc.	33,888
651	Tompkins Financial Corp.	51,449
2,838	Towne Bank/Portsmouth VA	71,972
1,859	TriCo Bancshares	69,341
2,032	TriState Capital Holdings, Inc.*	41,798
1,407	Triumph Bancorp, Inc.*	39,495
84	Trupanion, Inc.*(a)	2,464
4,754	TrustCo Bank Corp.	35,085
2,623	Trustmark Corp.	83,333
1,544	UMB Financial Corp.	95,327
2,614	United Bankshares, Inc.	93,529
2,428	United Community Banks, Inc.	64,366
2,535	United Community Financial Corp.	23,221

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
3,139	United Financial Bancorp, Inc.	$ 40,933
682	United Fire Group, Inc.	32,013
1,600	United Security Bancshares	16,320
1,723	Unity Bancorp, Inc.	34,718
4,451	Universal Insurance Holdings, Inc.	129,257
1,407	Univest Financial Corp	33,599
10,129	Valley National Bancorp	99,467
2,073	Veritex Holdings, Inc.	52,716
426	Virtus Investment Partners, Inc.	43,277
4,923	Waddell & Reed Financial, Inc., Class A	79,506
3,286	Walker & Dunlop, Inc.	165,187
3,663	Washington Federal, Inc.	115,641
1,392	Washington Trust Bancorp, Inc.	68,333
2,565	Waterstone Financial, Inc.	42,348
2,600	WesBanco, Inc.	92,378
2,218	West Bancorporation, Inc.	46,134
776	Westamerica Bancorporation	46,475
5,494	Western Asset Mortgage Capital Corp. REIT	53,237
3,201	Western New England Bancorp, Inc.	29,321
482	Westwood Holdings Group, Inc.	14,108
604	World Acceptance Corp.*	79,903
2,042	WSFS Financial Corp.	81,047

		17,632,630

Health Care – 12.7%
2,990	ACADIA Pharmaceuticals, Inc.*(a)	71,730
8,154	Acorda Therapeutics, Inc.*	75,751
1,142	Addus HomeCare Corp.*	78,090
3,045	ADMA Biologics, Inc.*(a)	12,637
555	Adverum Biotechnologies, Inc.*	5,578
196	Aeglea BioTherapeutics, Inc.*	1,223
7,270	Akorn, Inc.*	29,952

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
199	Albireo Pharma, Inc.*	$ 6,547
7,782	Allscripts Healthcare Solutions, Inc.*	75,719
7,567	AMAG Pharmaceuticals, Inc.*	72,114
2,193	Amedisys, Inc.*	246,296
1,244	American Renal Associates Holdings, Inc.*	8,074
2,732	AMN Healthcare Services, Inc.*	132,338
2,515	Amphastar Pharmaceuticals, Inc.*	48,414
3,813	AngioDynamics, Inc.*	71,646
1,372	ANI Pharmaceuticals, Inc.*	95,574
411	Apollo Medical Holdings, Inc.*(a)	7,332
1,546	Arbutus Biopharma Corp. (Canada)*	2,814
803	Arena Pharmaceuticals, Inc.*	42,567
4,060	Array BioPharma, Inc.*	107,265
2,729	Arrowhead Pharmaceuticals, Inc.*	64,705
12,888	Assertio Therapeutics, Inc.*	37,762
769	Atara Biotherapeutics, Inc.*	17,079
2,344	AtriCure, Inc.*	68,679
70	Atrion Corp.	61,825
1,324	Avanos Medical, Inc.*	49,888
10,958	BioScrip, Inc.*	22,683
1,275	BioTelemetry, Inc.*	61,021
663	Blueprint Medicines Corp.*	50,388
5,146	Brookdale Senior Living, Inc.*	31,802
2,356	Cambrex Corp.*	93,769
3,509	Cardiovascular Systems, Inc.*	136,676
1,306	CareDx, Inc.*	41,296
294	CASI Pharmaceuticals, Inc.*(a)	932
2,259	Catalyst Biosciences, Inc.*	17,756
1,148	Cellular Biomedicine Group, Inc.*	18,322
4,990	ChemoCentryx, Inc.*	56,287
1,334	Codexis, Inc.*	24,145

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
4,003	Collegium Pharmaceutical, Inc.*	$ 46,075
690	Community Health Systems, Inc.*	1,835
1,707	Computer Programs & Systems, Inc.	44,058
2,415	Concert Pharmaceuticals, Inc.*	24,609
1,023	CONMED Corp.	82,331
5,447	Corcept Therapeutics, Inc.*(a)	53,272
891	CorVel Corp.*	65,916
6,240	Cross Country Healthcare, Inc.*	44,366
1,150	CryoLife, Inc.*	33,063
2,956	Cutera, Inc.*	49,809
438	CytoSorbents Corp.*(a)	2,764
1,658	Dicerna Pharmaceuticals, Inc.*	20,526
7,714	Diplomat Pharmacy, Inc.*	35,639
2,220	Eagle Pharmaceuticals, Inc.*	112,798
464	Eloxx Pharmaceuticals, Inc.*	4,171
3,698	Emergent BioSolutions, Inc.*	147,624
636	Enanta Pharmaceuticals, Inc.*	57,539
11,852	Endo International PLC*	58,667
1,835	Ensign Group, Inc. (The)	97,732
9,200	Enzo Biochem, Inc.*	29,624
524	Esperion Therapeutics, Inc.*	24,942
1,455	Evolent Health, Inc., Class A*	15,481
2,221	Fate Therapeutics, Inc.*	42,821
1,108	Fennec Pharmaceuticals, Inc. (Canada)*	4,155
1,004	FibroGen, Inc.*	36,385
1,086	FONAR Corp.*	20,851
3,432	Genomic Health, Inc.*	179,322
2,233	Glaukos Corp.*	143,984
678	Global Blood Therapeutics, Inc.*	41,209
3,183	Globus Medical, Inc., Class A*	125,092
2,257	Haemonetics Corp.*	218,906

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,122	Halozyme Therapeutics, Inc.*	$ 31,300
8,012	Harvard Bioscience, Inc.*	18,187
1,676	HealthEquity, Inc.*	109,543
1,064	Heron Therapeutics, Inc.*	18,120
895	Heska Corp.*	62,740
2,306	HMS Holdings Corp.*	70,172
9,510	Horizon Therapeutics PLC*	226,623
3,159	Immunomedics, Inc.*	41,288
12,384	Innoviva, Inc.*	169,289
858	Inogen, Inc.*	55,315
5,362	Insys Therapeutics, Inc.*	4,062
1,656	Integer Holdings Corp.*	116,086
249	Intercept Pharmaceuticals, Inc.*	20,622
4,054	Intersect ENT, Inc.*	95,593
1,168	IntriCon Corp.*	30,473
1,404	iRhythm Technologies, Inc.*	96,118
2,578	Kindred Biosciences, Inc.*	20,469
444	Kura Oncology, Inc.*	7,100
6,641	Lannett Co., Inc.*(a)	34,932
5,238	Lantheus Holdings, Inc.*	125,660
2,223	LeMaitre Vascular, Inc.	57,376
1,379	LHC Group, Inc.*	156,213
569	Ligand Pharmaceuticals, Inc.*	61,099
1,716	LivaNova PLC*	123,380
6,812	Luminex Corp.	143,733
1,080	Magellan Health, Inc.*	71,312
5,056	Mallinckrodt PLC*	43,937
1,995	Medidata Solutions, Inc.*	181,844
1,518	Medpace Holdings, Inc.*	81,942
3,282	Meridian Bioscience, Inc.	37,087
1,633	Merit Medical Systems, Inc.*	84,312
251	Mesa Laboratories, Inc.	62,670
418	Mirati Therapeutics, Inc.*	28,336
542	Momenta Pharmaceuticals, Inc.*	6,303
914	MyoKardia, Inc.*	42,574
6,978	Myriad Genetics, Inc.*	172,845
5,614	NanoString Technologies, Inc.*	159,662
4,173	Natera, Inc.*	95,562

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
586	National HealthCare Corp.	$ 45,515
1,712	National Research Corp.	87,295
1,436	Natus Medical, Inc.*	35,756
1,405	Neogen Corp.*	79,172
5,719	NeoGenomics, Inc.*	124,159
1,229	Nevro Corp.*	72,646
6,753	NextGen Healthcare, Inc.*	129,995
2,499	Novocure Ltd.*	132,747
2,163	NuVasive, Inc.*	125,367
2,039	Nymox Pharmaceutical Corp. (Canada)*(a)	3,242
1,369	Omnicell, Inc.*	108,767
10,789	OPKO Health, Inc.*	19,312
1,697	OraSure Technologies, Inc.*	14,085
2,069	Orthofix Medical, Inc.*	102,064
9,776	Owens & Minor, Inc.	26,297
1,670	Oxford Immunotec Global PLC*	24,415
1,920	Pacira BioSciences, Inc.*	83,539
44,648	Palatin Technologies, Inc.*	59,828
3,683	Patterson Cos., Inc.	77,417
19,798	PDL BioPharma, Inc.*	55,830
3,922	Phibro Animal Health Corp., Class A	116,013
9,593	Pieris Pharmaceuticals, Inc.*	39,715
3,473	Prestige Consumer Healthcare, Inc.*	100,821
823	Providence Service Corp. (The)*	53,232
698	PTC Therapeutics, Inc.*	27,990
2,961	Puma Biotechnology, Inc.*(a)	43,793
1,172	Quidel Corp.*	64,812
2,952	R1 RCM, Inc.*	34,656
7,154	RadNet, Inc.*	86,420
203	Reata Pharmaceuticals, Inc., Class A*	17,310
3,894	Recro Pharma, Inc.*	37,227
943	REGENXBIO, Inc.*	40,568
1,020	Repligen Corp.*	70,859
1,472	Retrophin, Inc.*	27,276
2,649	SeaSpine Holdings Corp.*	36,106
4,656	Select Medical Holdings Corp.*	65,417

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
895	SIGA Technologies, Inc.*	$ 4,779
2,440	Simulations Plus, Inc.	61,171
411	Spark Therapeutics, Inc.*	44,799
3,680	STAAR Surgical Co.*	85,266
3,286	Supernus Pharmaceuticals, Inc.*	98,679
2,194	Surgery Partners, Inc.*	18,803
963	Surmodics, Inc.*	39,059
3,192	Syneos Health, Inc.*	131,606
505	Tabula Rasa HealthCare, Inc.*(a)	22,811
2,076	Tactile Systems Technology, Inc.*	99,710
2,245	Tandem Diabetes Care, Inc.*	153,917
1,075	Teladoc Health, Inc.*	62,479
3,375	Tenet Healthcare Corp.*	67,365
2,363	Tivity Health, Inc.*	43,243
3,414	Triple-S Management Corp., Class B (Puerto Rico)*	83,643
580	Ultragenyx Pharmaceutical, Inc.*	31,859
549	US Physical Therapy, Inc.	61,329
250	Utah Medical Products, Inc.	19,938
6,959	Vanda Pharmaceuticals, Inc.*	102,158
1,587	Varex Imaging Corp.*	42,341
5,985	Veracyte, Inc.*	135,620
8,401	Vericel Corp.*	131,476
1,931	Vocera Communications, Inc.*	62,487
2,056	Wright Medical Group NV*	63,160
1,637	Xencor, Inc.*	50,485
485	XOMA Corp.*(a)	9,079
757	Zafgen, Inc.*	1,385
652	Zogenix, Inc.*	24,574

		10,899,005

Industrials – 14.9%
2,964	AAON, Inc.	134,536
1,422	AAR Corp.	42,788
2,075	ABM Industries, Inc.	75,219
3,894	Acacia Research Corp.*	12,149
4,564	ACCO Brands Corp.	33,545

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,675	Actuant Corp., Class A	$ 37,084
1,784	Advanced Disposal Services, Inc.*	57,338
2,402	Advanced Drainage Systems, Inc.	68,889
1,739	Aegion Corp.*	25,042
2,585	Aerojet Rocketdyne Holdings, Inc.*	99,729
691	Aerovironment, Inc.*	44,742
936	Aircastle Ltd.	18,177
737	Alamo Group, Inc.	69,963
672	Albany International Corp., Class A	47,087
373	Allegiant Travel Co.	52,261
1,481	Allied Motion Technologies, Inc.	48,088
1,521	Altra Industrial Motion Corp.	47,714
483	American Woodmark Corp.*	35,013
2,139	Apogee Enterprises, Inc.	77,539
2,796	Applied Industrial Technologies, Inc.	151,907
2,262	ArcBest Corp.	56,708
2,527	ASGN, Inc.*	128,195
697	Astec Industries, Inc.	20,513
2,870	Atkore International Group, Inc.*	67,129
1,377	Avis Budget Group, Inc.*	39,052
3,059	Axon Enterprise, Inc.*	204,280
850	AZZ, Inc.	35,768
2,025	Barnes Group, Inc.	104,733
733	Barrett Business Services, Inc.	52,791
2,710	Beacon Roofing Supply, Inc.*	93,658
1,545	BG Staffing, Inc.	26,296
2,643	Blue Bird Corp.*	49,741
1,000	BlueLinx Holdings, Inc.*(a)	20,090
7,073	BMC Stock Holdings, Inc.*	141,672
2,925	Brady Corp., Class A	135,427
1,296	BrightView Holdings, Inc.*	21,656
1,401	Brink’s Co. (The)	107,877
9,234	Builders FirstSource, Inc.*	130,015
2,602	Caesarstone Ltd.	36,090

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
2,295	Casella Waste Systems, Inc., Class A*	$ 88,862
4,492	CBIZ, Inc.*	88,942
1,182	Chart Industries, Inc.*	90,577
1,420	Cimpress NV (Netherlands)*	124,250
1,719	Columbus McKinnon Corp.	62,331
2,806	Comfort Systems USA, Inc.	132,387
3,702	Commercial Vehicle Group, Inc.*	22,989
1,661	Continental Building Products, Inc.*	37,904
7,644	Cornerstone Building Brands, Inc.*	33,557
5,324	Costamare, Inc. (Monaco)	27,259
2,357	Covanta Holding Corp.	39,739
967	Covenant Transportation Group, Inc., Class A*	14,524
1,211	CRA International, Inc.	45,340
892	CSW Industrials, Inc.	57,026
900	Cubic Corp.	50,778
2,691	Deluxe Corp.	100,105
1,172	Douglas Dynamics, Inc.	43,481
975	Ducommun, Inc.*	44,002
2,750	DXP Enterprises, Inc.*	88,605
1,174	Dycom Industries, Inc.*	61,248
1,218	Eastern Co. (The)	29,622
5,068	Echo Global Logistics, Inc.*	99,688
2,484	EMCOR Group, Inc.	200,111
833	Encore Wire Corp.	41,575
1,590	EnerSys	89,406
6,754	Enphase Energy, Inc.*(a)	102,458
788	EnPro Industries, Inc.	43,726
1,225	ESCO Technologies, Inc.	85,615
711	EVI Industries, Inc.	25,916
1,200	Exponent, Inc.	67,260
1,812	Federal Signal Corp.	43,289
1,267	Forrester Research, Inc.	57,687
2,301	Forward Air Corp.	128,465
2,168	Franklin Covey Co.*	67,425
1,499	Franklin Electric Co, Inc.	65,701
779	FreightCar America, Inc.*	4,697
1,619	FTI Consulting, Inc.*	135,866
731	GATX Corp.	51,038

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
882	Gencor Industries, Inc.*	$ 9,773
2,080	Generac Holdings, Inc.*	114,712
1,558	General Finance Corp.*	11,888
1,411	Gibraltar Industries, Inc.*	50,373
943	Global Brass & Copper Holdings, Inc.	41,143
4,441	GMS, Inc.*	74,786
814	Gorman-Rupp Co. (The)	24,151
149	Graham Corp.	3,041
537	Granite Construction, Inc.	21,582
904	Greenbrier Cos, Inc. (The)	24,598
1,986	H&E Equipment Services, Inc.	48,280
2,760	Harsco Corp.*	69,000
2,878	Hawaiian Holdings, Inc.	71,892
2,483	Healthcare Services Group, Inc.	78,488
1,077	Heartland Express, Inc.	19,257
834	Heidrick & Struggles International, Inc.	25,320
1,415	Heritage-Crystal Clean, Inc.*	35,375
4,074	Herman Miller, Inc.	144,586
2,996	Hillenbrand, Inc.	111,541
2,750	HNI Corp.	91,190
2,501	Hub Group, Inc., Class A*	97,439
998	Hurco Cos, Inc.	34,990
1,233	Huron Consulting Group, Inc.*	60,701
536	Hyster-Yale Materials Handling, Inc.	23,573
1,340	ICF International, Inc.	97,673
1,862	IES Holdings, Inc.*	33,367
4,946	InnerWorkings, Inc.*	16,767
1,860	Insperity, Inc.	211,854
3,634	Interface, Inc.	52,584
1,505	JELD-WEN Holding, Inc.*	28,429
1,254	John Bean Technologies Corp.	128,598
908	Kadant, Inc.	73,711
2,104	Kaman Corp.	117,003
2,361	Kelly Services, Inc., Class A	55,483
2,720	Kennametal, Inc.	83,640
2,491	KeyW Holding Corp. (The)*	28,024

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,224	Kforce, Inc.	$ 146,784
6,647	Kimball International, Inc., Class B	102,630
2,747	Knoll, Inc.	53,951
1,934	Korn Ferry	83,317
2,128	Kratos Defense & Security Solutions, Inc.*	46,922
1,437	Lawson Products, Inc.*	52,709
1,857	LB Foster Co., Class A*	44,884
541	Lindsay Corp.	42,945
885	Lydall, Inc.*	16,001
1,152	Manitex International, Inc.*	6,877
1,068	Marten Transport Ltd.	18,818
1,012	Masonite International Corp.*	48,121
1,527	MasTec, Inc.*	70,990
640	Matson, Inc.	21,901
1,138	Matthews International Corp., Class A	38,726
5,206	Maxar Technologies, Inc.	35,297
531	McGrath RentCorp	29,858
496	Mercury Systems, Inc.*	34,105
3,340	Meritor, Inc.*	67,334
1,866	Milacron Holdings Corp.*	21,422
19	Miller Industries, Inc.	504
1,464	Mistras Group, Inc.*	20,232
951	Mobile Mini, Inc.	29,167
941	Moog, Inc., Class A	77,557
2,247	MRC Global, Inc.*	33,256
1,410	MSA Safety, Inc.	140,126
1,363	Mueller Industries, Inc.	36,733
1,798	Mueller Water Products, Inc., Class A	16,614
500	Multi-Color Corp.	24,870
798	MYR Group, Inc.*	25,767
428	National Presto Industries, Inc.(a)	41,897
2,551	Navigant Consulting, Inc.	56,122
782	Navistar International Corp.*	24,328
1,141	Northwest Pipe Co.*	26,517
3,513	NOW, Inc.*	45,774
1,662	NV5 Global, Inc.*	129,220
650	Omega Flex, Inc.	55,523

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
4,031	Orion Group Holdings, Inc.*	$ 9,957
478	PAM Transportation Services, Inc.*	26,768
660	Park-Ohio Holdings Corp.	20,605
1,269	Patrick Industries, Inc.*	51,763
4,340	PGT Innovations, Inc.*	64,926
2,144	PICO Holdings, Inc.*	22,576
3,542	Pitney Bowes, Inc.	12,928
1,124	Powell Industries, Inc.	38,688
680	Preformed Line Products Co.	31,967
1,029	Primoris Services Corp.	18,769
1,292	Proto Labs, Inc.*	129,652
1,473	Quad/Graphics, Inc.	12,329
1,605	Quanex Building Products Corp.	24,894
8,359	Radiant Logistics, Inc.*	53,163
2,358	Raven Industries, Inc.	77,225
605	RBC Bearings, Inc.*	86,092
5,273	Resources Connection, Inc.	80,941
3,037	Rexnord Corp.*	79,903
2,043	Rush Enterprises, Inc., Class A	72,057
992	Rush Enterprises, Inc., Class B	35,633
5,295	Safe Bulkers, Inc. (Greece)*	7,466
761	Saia, Inc.*	44,899
2,220	Simpson Manufacturing Co., Inc.	135,065
2,630	SiteOne Landscape Supply, Inc.*	170,608
1,308	SkyWest, Inc.	76,806
1,548	SP Plus Corp.*	48,034
324	Spartan Motors, Inc.	2,796
1,039	Spirit Airlines, Inc.*	47,877
1,687	SPX Corp.*	50,171
1,559	SPX FLOW, Inc.*	55,656
495	Standex International Corp.	32,195
6,290	Steelcase, Inc., Class A	100,892
2,566	Systemax, Inc.	52,834
1,478	Tennant Co.	85,148
2,432	Tetra Tech, Inc.	164,209
2,171	Titan Machinery, Inc.*	36,299
793	TPI Composites, Inc.*	16,534

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,508	Trex Co., Inc.*	$ 209,849
2,005	TriMas Corp.*	57,443
1,323	TriNet Group, Inc.*	83,852
755	Triton International Ltd. (Bermuda)*	22,310
4,722	TrueBlue, Inc.*	100,295
1,746	Tutor Perini Corp.*	25,387
1,904	Twin Disc, Inc.*	27,456
591	UniFirst Corp.	93,839
2,696	Universal Forest Products, Inc.	86,946
333	US Ecology, Inc.	19,820
1,767	USA Truck, Inc.*	20,108
1,421	Vectrus, Inc.*	50,147
2,568	Veritiv Corp.*	45,351
962	Viad Corp.	60,452
2,124	Vicor Corp.*	64,378
304	VSE Corp.	7,329
3,313	Wabash National Corp.	44,759
611	WageWorks, Inc.*	30,532
1,496	Watts Water Technologies, Inc., Class A	121,759
842	Werner Enterprises, Inc.	23,475
1,709	Willdan Group, Inc.*	53,184
338	Willis Lease Finance Corp.*	16,832
1,367	Woodward, Inc.	148,894
2,674	YRC Worldwide, Inc.*	11,391

		12,730,676

Information Technology – 14.8%
4,429	3D Systems Corp.*	35,831
5,137	8x8, Inc.*	123,956
7,098	A10 Networks, Inc.*	43,227
680	Acacia Communications, Inc.*	31,688
3,365	ACI Worldwide, Inc.*	105,863
4,121	Adesto Technologies Corp.*	31,031
2,937	ADTRAN, Inc.	46,052
2,197	Advanced Energy Industries, Inc.*	110,223
7,149	Aerohive Networks, Inc.*	24,307
1,828	Agilysys, Inc.*	39,850
1,628	Alarm.com Holdings, Inc.*	94,929

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,441	Altair Engineering, Inc., Class A*	$ 54,917
760	Alteryx, Inc., Class A*	66,014
1,110	Ambarella, Inc.*	42,080
2,495	American Software, Inc., Class A	31,612
7,133	Amkor Technology, Inc.*	46,222
1,567	Anixter International, Inc.*	83,615
1,814	Appfolio, Inc., Class A*	174,870
4,033	Aquantia Corp.*	52,994
4,339	Avaya Holdings Corp.*	54,585
6,134	Avid Technology, Inc.*	47,538
2,473	AVX Corp.	36,576
1,664	Axcelis Technologies, Inc.*	24,677
1,657	Badger Meter, Inc.	87,490
1,225	Bel Fuse, Inc., Class B	21,168
1,077	Belden, Inc.	55,142
2,524	Benchmark Electronics, Inc.	55,755
1,219	Blackbaud, Inc.	93,765
499	Blackline, Inc.*	25,654
1,231	Bottomline Technologies DE, Inc.*	53,770
6,107	Box, Inc., Class A*	112,918
6,397	Brightcove, Inc.*	63,842
1,990	Brooks Automation, Inc.	70,625
782	Cabot Microelectronics Corp.	76,222
1,197	CACI International, Inc., Class A*	243,613
2,344	CalAmp Corp.*	23,815
7,645	Calix, Inc.*	46,252
2,334	Carbonite, Inc.*	55,246
1,935	Cardtronics PLC, Class A*	58,437
3,400	Casa Systems, Inc.*	19,108
611	Cass Information Systems, Inc.	27,538
3,264	ChannelAdvisor Corp.*	30,029
5,859	Ciena Corp.*	204,713
4,233	Cirrus Logic, Inc.*	158,187
2,643	Cision Ltd*	29,020
2,416	Clearfield, Inc.*	32,109
7,251	Cloudera, Inc.*	66,492
3,202	Cohu, Inc.	46,589
2,131	CommVault Systems, Inc.*	98,133

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,444	Comtech Telecommunications Corp.	$ 30,541
3,795	Control4 Corp.*	89,790
1,905	Cornerstone OnDemand, Inc.*	101,403
1,140	Coupa Software, Inc.*	124,499
731	Cray, Inc.*	25,592
2,934	Cree, Inc.*	161,781
2,240	CSG Systems International, Inc.	100,464
1,369	CTS Corp.	36,224
5,265	Daktronics, Inc.	32,696
3,063	Digi International, Inc.*	33,356
2,774	Diodes, Inc.*	85,800
569	Ebix, Inc.	26,703
3,946	eGain Corp.*	31,094
2,073	Electronics For Imaging, Inc.*	75,975
6,085	Entegris, Inc.	208,959
940	Envestnet, Inc.*	62,895
878	ePlus, Inc.*	62,039
1,434	Everbridge, Inc.*	112,770
3,144	EVERTEC, Inc. (Puerto Rico)	90,107
3,089	Exela Technologies, Inc.*	6,765
1,260	ExlService Holdings, Inc.*	74,668
10,698	Extreme Networks, Inc.*	60,230
1,169	Fabrinet (Thailand)*	49,846
1,151	FARO Technologies, Inc.*	50,759
1,836	Finisar Corp.*	38,519
10,173	Fitbit, Inc., Class A*	47,101
2,916	Five9, Inc.*	149,737
1,403	ForeScout Technologies, Inc.*	45,064
2,896	FormFactor, Inc.*	41,587
1,020	GTT Communications, Inc.*(a)	24,256
4,525	Hackett Group, Inc. (The)	72,807
1,430	HubSpot, Inc.*	247,790
1,404	Ichor Holdings Ltd.*	29,624
1,421	II-VI, Inc.*	44,662
2,393	Impinj, Inc.*(a)	59,322

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
7,233	Information Services Group, Inc.*	$ 22,495
629	Inphi Corp.*	27,601
1,400	Insight Enterprises, Inc.*	72,072
2,765	Instructure, Inc.*	114,969
1,138	InterDigital, Inc.	72,286
5,313	Iteris, Inc.*	28,371
1,280	Itron, Inc.*	72,512
1,748	j2 Global, Inc.	147,339
3,823	KBR, Inc.	84,947
3,480	KEMET Corp.	55,332
2,684	Kimball Electronics, Inc.*	38,247
2,987	Knowles Corp.*	46,986
3,483	KVH Industries, Inc.*	32,357
7,968	Lattice Semiconductor Corp.*	101,990
10,426	Limelight Networks, Inc.*	32,112
4,742	LivePerson, Inc.*	131,970
2,494	LiveRamp Holdings, Inc.*	128,142
1,657	Lumentum Holdings, Inc.*	67,059
1,747	ManTech International Corp., Class A	107,213
3,026	MAXIMUS, Inc.	215,602
2,225	MaxLinear, Inc.*	47,103
1,750	Methode Electronics, Inc.	43,102
593	MicroStrategy, Inc., Class A*	78,816
3,666	Mitek Systems, Inc.*	37,393
9,876	MobileIron, Inc.*	55,207
1,872	Model N, Inc.*	33,733
948	MTS Systems Corp.	51,438
2,617	Nanometrics, Inc.*	74,454
2,646	Napco Security Technologies, Inc.*	70,701
1,281	NETGEAR, Inc.*	32,281
3,719	NetScout Systems, Inc.*	91,153
1,869	New Relic, Inc.*	187,498
4,282	NIC, Inc.	68,341
1,356	Novanta, Inc.*	108,507
348	NVE Corp.	25,390
2,157	OneSpan, Inc.*	30,090
706	OSI Systems, Inc.*	73,135
2,541	PAR Technology Corp.*(a)	71,428
447	Park Electrochemical Corp.	6,678

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
499	Paylocity Holding Corp.*	$ 50,010
2,576	PC Connection, Inc.	81,762
3,567	Perficient, Inc.*	108,544
4,759	Perspecta, Inc.	103,318
3,393	PFSweb, Inc.*	12,724
2,941	Photronics, Inc.*	23,852
1,505	Plantronics, Inc.	61,810
1,294	Plexus Corp.*	64,092
1,064	Power Integrations, Inc.	69,330
1,427	Presidio, Inc.	18,908
4,677	PRGX Global, Inc.*	30,541
2,360	Progress Software Corp.	96,666
1,152	PROS Holdings, Inc.*	65,318
1,314	Q2 Holdings, Inc.*	96,237
1,165	QAD, Inc., Class A	50,328
1,019	Qualys, Inc.*	90,294
2,718	Quantenna Communications, Inc.*	65,939
7,465	Rambus, Inc.*	84,802
1,693	Rapid7, Inc.*	88,459
9,196	Ribbon Communications, Inc.*	39,267
285	Rogers Corp.*	39,327
2,946	Rudolph Technologies, Inc.*	67,964
755	SailPoint Technologies Holding, Inc.*	13,265
3,034	Sanmina Corp.*	80,674
1,441	ScanSource, Inc.*	42,092
2,599	Science Applications International Corp.	199,447
1,773	Semtech Corp.*	70,619
780	ShotSpotter, Inc.*(a)	35,880
1,240	Silicon Laboratories, Inc.*	116,027
2,096	SMART Global Holdings, Inc.*	35,695
783	SPS Commerce, Inc.*	79,811
1,463	Stratasys Ltd.*	32,054
3,848	Sykes Enterprises, Inc.*	95,276
2,334	Synaptics, Inc.*	61,734
1,307	SYNNEX Corp.	113,330
1,189	Tech Data Corp.*	107,783
2,950	Telaria, Inc.*	22,125
423	Telenav, Inc.*	3,156

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,544	TiVo Corp.	$ 47,117
760	Trade Desk, Inc. (The), Class A*	151,096
1,630	TTEC Holdings, Inc.	64,678
4,817	TTM Technologies, Inc.*	41,089
638	Tucows, Inc., Class A*	37,801
2,937	Ultra Clean Holdings, Inc.*	37,447
4,719	Unisys Corp.*	45,774
943	Upland Software, Inc.*	44,123
2,393	Varonis Systems, Inc.*	149,658
2,511	Verint Systems, Inc.*	142,499
848	ViaSat, Inc.*	73,801
4,830	Viavi Solutions, Inc.*	58,202
1,081	Virtusa Corp.*	45,834
5,241	Vishay Intertechnology, Inc.	79,873
1,654	Vishay Precision Group, Inc.*	59,246
3,122	Workiva, Inc.*	173,708
2,581	Xperi Corp.	54,227
4,637	Yext, Inc.*	85,135
7,916	Zix Corp.*	70,927
747	Zscaler, Inc.*	51,267

		12,611,726

Materials – 3.6%
1,344	AdvanSix, Inc.*	32,767
4,690	AgroFresh Solutions, Inc.*(a)	11,303
6,613	AK Steel Holding Corp.*(a)	11,374
3,710	Allegheny Technologies, Inc.*	79,431
3,078	American Vanguard Corp.	40,876
5,526	Amyris, Inc.*(a)	18,733
907	Balchem Corp.	82,256
3,622	Boise Cascade Co.	80,408
1,426	Carpenter Technology Corp.	57,839
1,073	Chase Corp.	109,113
9,523	Cleveland-Cliffs, Inc.(a)	82,850
1,351	Commercial Metals Co.	18,036
478	Compass Minerals International, Inc.	24,383
2,941	Ferro Corp.*	39,821
1,605	FutureFuel Corp.	16,660

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,006	GCP Applied Technologies, Inc.*	$ 78,637
9,107	Gold Resource Corp.	25,864
799	Greif, Inc., Class A	28,317
56	Greif, Inc., Class B	2,467
1,636	HB Fuller Co.	64,508
13,051	Hecla Mining Co.	17,097
2,293	Ingevity Corp.*	201,096
855	Innophos Holdings, Inc.	22,734
1,257	Innospec, Inc.	101,452
570	Kaiser Aluminum Corp.	50,798
1,406	Kraton Corp.*	34,405
2,595	Kronos Worldwide, Inc.	32,723
7,059	Louisiana-Pacific Corp.	161,086
10,292	Marrone Bio Innovations, Inc.*	15,850
1,591	Materion Corp.	96,176
1,299	Minerals Technologies, Inc.	67,522
5,660	Myers Industries, Inc.	95,767
526	Neenah, Inc.	30,066
2,053	Olympic Steel, Inc.	25,416
3,907	OMNOVA Solutions, Inc.*	22,153
4,217	PolyOne Corp.	105,973
991	Quaker Chemical Corp.	179,232
2,489	Rayonier Advanced Materials, Inc.	16,253
3,555	Ryerson Holding Corp.*	27,445
2,636	Schnitzer Steel Industries, Inc., Class A	55,646
1,145	Schweitzer-Mauduit International, Inc.	35,827
1,419	Sensient Technologies Corp.	96,066
1,118	Stepan Co.	94,874
2,359	Summit Materials, Inc., Class A*	32,979
4,343	SunCoke Energy, Inc.*	31,878
872	Synalloy Corp.	16,184
1,226	Trecora Resources*	11,622
1,996	Trinseo SA	73,533
4,218	Tronox Holdings PLC, Class A	39,101
1,443	UFP Technologies, Inc.*	53,276

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
441	United States Lime & Minerals, Inc.	$ 36,012
457	Universal Stainless & Alloy Products, Inc.*	5,804
562	US Concrete, Inc.*	26,172
3,447	Valhi, Inc.	6,894
2,731	Verso Corp., Class A*	47,028
4,941	Warrior Met Coal, Inc.	127,527
1,446	Worthington Industries, Inc.	49,366

		3,048,676

Real Estate – 7.6%
1,565	Acadia Realty Trust REIT	42,803
1,051	Agree Realty Corp. REIT	70,364
2,356	Alexander & Baldwin, Inc. REIT	54,353
90	Alexander’s, Inc. REIT	33,120
2,198	Altisource Portfolio Solutions SA*	44,246
1,221	American Assets Trust, Inc. REIT	55,421
1,606	Armada Hoffler Properties, Inc. REIT	26,499
10,171	Ashford Hospitality Trust, Inc. REIT	45,363
5,819	Braemar Hotels & Resorts, Inc. REIT	60,750
1,884	BRT Apartments Corp. REIT	23,776
3,172	CareTrust REIT, Inc. REIT	77,111
19,951	CBL & Associates Properties, Inc. REIT	16,246
10,326	Cedar Realty Trust, Inc. REIT	29,223
3,438	Chatham Lodging Trust REIT	65,459
4,441	Chesapeake Lodging Trust REIT	127,768
1,818	City Office REIT, Inc. REIT	21,434
466	Clipper Realty, Inc. REIT	5,951
1,273	Community Healthcare Trust, Inc. REIT	49,812
786	Consolidated-Tomoka Land Co.	47,003

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
6,161	CoreCivic, Inc. REIT	$ 134,926
1,388	CorEnergy Infrastructure Trust, Inc. REIT	53,563
3,260	CorePoint Lodging, Inc. REIT	39,511
23,281	Cousins Properties, Inc. REIT	210,693
1,113	Cushman & Wakefield PLC*	18,765
10,891	DiamondRock Hospitality Co. REIT	107,930
1,736	Easterly Government Properties, Inc. REIT	31,960
1,243	EastGroup Properties, Inc. REIT	137,973
3,849	First Industrial Realty Trust, Inc. REIT	133,599
2,350	Forestar Group, Inc.*	42,088
3,241	Four Corners Property Trust, Inc. REIT	93,211
2,947	Franklin Street Properties Corp. REIT	21,336
3,083	Front Yard Residential Corp. REIT	35,269
794	FRP Holdings, Inc.*	36,937
5,780	GEO Group, Inc. (The) REIT	126,755
1,803	Getty Realty Corp. REIT	55,821
2,000	Gladstone Commercial Corp. REIT	42,140
1,622	Global Net Lease, Inc. REIT	29,861
1,578	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	40,886
3,319	Healthcare Realty Trust, Inc. REIT	107,005
3,291	Hersha Hospitality Trust REIT	56,112
2,560	HFF, Inc., Class A	110,541
4,695	Independence Realty Trust, Inc. REIT	51,551
2,789	Industrial Logistics Properties Trust REIT	52,601
587	Innovative Industrial Properties, Inc. REIT(a)	49,326

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
4,119	iStar, Inc. REIT	$ 45,350
1,387	Jernigan Capital, Inc. REIT	29,293
2,923	Kennedy-Wilson Holdings, Inc.	60,068
4,416	Kite Realty Group Trust REIT	67,123
5,540	Lexington Realty Trust REIT	50,802
1,516	LTC Properties, Inc. REIT	67,841
4,204	Mack-Cali Realty Corp. REIT	95,515
4,341	Marcus & Millichap, Inc.*	132,574
908	Maui Land & Pineapple Co., Inc.*	9,371
3,012	Monmouth Real Estate Investment Corp. REIT	41,987
1,442	National Health Investors, Inc. REIT	113,269
3,789	National Storage Affiliates Trust REIT	112,874
8,080	New Senior Investment Group, Inc. REIT	53,247
1,492	NexPoint Residential Trust, Inc. REIT	59,799
2,891	NorthStar Realty Europe Corp. REIT	47,615
940	One Liberty Properties, Inc. REIT	26,828
6,535	Pebblebrook Hotel Trust REIT	181,869
7,611	Pennsylvania Real Estate Investment Trust REIT	48,786
4,737	Physicians Realty Trust REIT	86,734
2,361	Piedmont Office Realty Trust, Inc., Class A REIT	47,999
3,281	PotlatchDeltic Corp. REIT	110,406
3,481	Preferred Apartment Communities, Inc., Class A REIT	54,652
842	PS Business Parks, Inc. REIT	135,495
1,633	QTS Realty Trust, Inc., Class A REIT	75,396

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,816	RE/MAX Holdings, Inc., Class A	$ 83,410
8,599	Redfin Corp.*(a)	135,520
2,219	Retail Opportunity Investments Corp. REIT	37,146
2,881	Rexford Industrial Realty, Inc. REIT	108,902
7,965	RLJ Lodging Trust REIT	136,759
1,570	RMR Group, Inc. (The), Class A	75,705
5,092	RPT Realty REIT	61,970
1,963	Ryman Hospitality Properties, Inc. REIT	156,942
7,490	Sabra Health Care REIT, Inc. REIT	144,482
414	Saul Centers, Inc. REIT	22,228
1,067	Seritage Growth Properties, Class A REIT(a)	44,622
1,245	St Joe Co. (The)*	19,833
3,238	STAG Industrial, Inc. REIT	94,485
7,551	Summit Hotel Properties, Inc. REIT	86,308
12,428	Sunstone Hotel Investors, Inc. REIT	166,784
3,449	Tanger Factory Outlet Centers, Inc. REIT	58,495
72	Tejon Ranch Co.*	1,166
2,152	Terreno Realty Corp. REIT	98,368
2,426	Tier REIT, Inc. REIT	65,308
2,320	UMH Properties, Inc. REIT	30,879
636	Universal Health Realty Income Trust REIT	52,133
2,602	Urban Edge Properties REIT	44,884
1,193	Urstadt Biddle Properties, Inc., Class A REIT	26,103
10,008	Washington Prime Group, Inc. REIT	41,033
2,204	Washington Real Estate Investment Trust REIT	58,648
1,691	Whitestone REIT	21,425

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
5,654	Xenia Hotels & Resorts, Inc. REIT	$ 118,225

		6,463,718

Utilities – 4.3%
2,412	ALLETE, Inc.	197,519
2,312	American States Water Co.	168,637
2,434	AquaVenture Holdings Ltd.*	43,155
567	Artesian Resources Corp., Class A	20,191
24,230	Atlantic Power Corp.*	56,456
2,865	Avista Corp.	119,642
2,587	Black Hills Corp.	197,129
750	Cadiz, Inc.*(a)	7,785
1,710	California Water Service Group	84,166
907	Chesapeake Utilities Corp.	82,337
6,169	Clearway Energy, Inc., Class A	88,402
7,184	Clearway Energy, Inc., Class C	107,760
396	Connecticut Water Service, Inc.	27,657
3,260	Consolidated Water Co. Ltd. (Cayman Islands)	44,173
1,800	El Paso Electric Co.	104,760
2,133	IDACORP, Inc.	213,876
1,557	MGE Energy, Inc.	103,136
3,497	New Jersey Resources Corp.	165,933
1,146	Northwest Natural Holding Co.	78,868
2,281	NorthWestern Corp.	161,814
2,213	ONE Gas, Inc.	193,770
2,148	Ormat Technologies, Inc.	126,818
1,877	Otter Tail Corp.	93,231
4,073	Pattern Energy Group, Inc., Class A	86,388
3,703	PNM Resources, Inc.	174,448
4,103	Portland General Electric Co.	216,885
3,390	Pure Cycle Corp.*	31,934
1,163	RGC Resources, Inc.	31,668

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
841	SJW Group	$ 51,831
3,037	South Jersey Industries, Inc.	95,817
2,126	Southwest Gas Holdings, Inc.	181,008
2,574	Spark Energy, Inc., Class A	25,225
1,950	Spire, Inc.	162,474
4,349	TerraForm Power, Inc., Class A	58,711
1,088	Unitil Corp.	61,864
867	York Water Co. (The)	29,894

		3,695,362

TOTAL COMMON STOCKS (Cost $86,940,417)		$84,554,723

Units	Description	Value

Rights – 0.0%
Financials – 0.0%
153	NewStar Financial, Inc. CVR*(b)	$ 40

Health Care – 0.0%
1,313	Corium International, Inc.*(a)(b)	236

Materials – 0.0%
562	A Schulman, Inc. CVR*(b)	244

TOTAL RIGHTS (Cost $1,060)		$ 520

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $86,941,477)		$84,555,243

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 1.6%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,356,087	2.340%	$ 1,356,087
(Cost $1,356,087)

TOTAL INVESTMENTS – 100.5% (Cost $88,297,564)		$85,911,330

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(436,129)

NET ASSETS – 100.0%		$85,475,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVR	— Contingent Value Right
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$1,464,426	$10,144,179	$(10,252,518)	$1,356,087

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACTIVEBETA® U.S. SMALL CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$67,671	$—	$—
Europe	224,906	—	—
North America	84,217,424	—	520
South America	44,722	—	—
Securities Lending Reinvestment Vehicle	1,356,087	—	—

Total	$85,910,810	$—	$520

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 100.1%
Communication Services – 20.1%
1,362	Alphabet, Inc., Class A*	$ 1,507,053
4,228	Charter Communications, Inc., Class A*	1,593,110
37,532	Comcast Corp., Class A	1,538,812
8,562	Facebook, Inc., Class A*	1,519,498
42,290	Fox Corp., Class A	1,489,877
4,492	Netflix, Inc.*	1,542,014
15,171	Nexstar Media Group, Inc., Class A	1,519,376
21,369	T-Mobile US, Inc.*	1,569,339
11,841	Walt Disney Co. (The)	1,563,486
48,532	Zayo Group Holdings, Inc.*	1,586,996

		15,429,561

Consumer Discretionary – 17.4%
10,234	Advance Auto Parts, Inc.	1,586,270
8,979	Alibaba Group Holding Ltd. ADR (China)*	1,340,206
852	Amazon.com, Inc.*	1,512,360
891	Booking Holdings, Inc.*	1,475,692
173,720	Caesars Entertainment Corp.*	1,526,999
24,354	Carvana Co.*	1,409,609
42,675	General Motors Co.	1,422,784
58,891	LKQ Corp.*	1,510,554
61,102	MGM Resorts International	1,516,552

		13,301,026

Energy – 7.8%
21,885	Anadarko Petroleum Corp.	1,540,048
23,795	Cheniere Energy, Inc.*	1,503,368
14,623	Diamondback Energy, Inc.	1,433,931
106,743	Energy Transfer LP	1,466,649

		5,943,996

Financials – 8.0%
56,371	Bank of America Corp.	1,499,469
7,856	Berkshire Hathaway, Inc., Class B*	1,550,931
24,583	Citigroup, Inc.	1,527,833

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
14,511	JPMorgan Chase & Co.	$ 1,537,586

		6,115,819

Health Care – 10.4%
13,092	Ascendis Pharma A/S ADR (Denmark)*	1,632,049
34,200	Bristol-Myers Squibb Co.	1,551,654
16,794	Celgene Corp.*	1,575,109
11,789	IQVIA Holdings, Inc.*	1,601,536
6,755	UnitedHealth Group, Inc.	1,633,359

		7,993,707

Industrials – 4.0%
28,969	Delta Air Lines, Inc.	1,491,903
3,523	TransDigm Group, Inc.*	1,553,467

		3,045,370

Information Technology – 26.4%
5,761	Adobe, Inc.*	1,560,655
8,353	Apple, Inc.	1,462,360
9,201	Autodesk, Inc.*	1,480,533
21,122	GoDaddy, Inc., Class A*	1,571,477
6,401	Mastercard, Inc., Class A	1,609,787
12,655	Microsoft Corp.	1,565,170
14,302	PayPal Holdings, Inc.*	1,569,644
8,607	Red Hat, Inc.*	1,586,270
10,285	salesforce.com, Inc.*	1,557,252
5,821	ServiceNow, Inc.*	1,524,695
11,774	Twilio, Inc., Class A*	1,554,050
9,797	Visa, Inc., Class A	1,580,550
13,417	Worldpay, Inc., Class A*	1,632,044

		20,254,487

Materials – 2.0%
32,841	Berry Global Group, Inc.*	1,544,184

Utilities – 4.0%
88,303	PG&E Corp.*	1,509,981

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
65,092	Vistra Energy Corp.	$ 1,533,568

		3,043,549

TOTAL INVESTMENTS – 100.1% (Cost $74,045,477)		$76,671,699

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(76,281)

NET ASSETS – 100.0%		$76,595,418

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019

Goldman Sachs Financial Square Government Fund – Institutional Shares	$977,928	$10,940,534	$(11,918,462)	$—

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,340,206	$—	$—
Europe	1,632,049	—	—
North America	73,699,444	—	—

Total	$76,671,699	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Communication Services – 10.5%
5,350	Activision Blizzard, Inc.	$ 232,030
1,561	Alphabet, Inc., Class A*	1,727,247
1,589	Alphabet, Inc., Class C*	1,753,668
35,316	AT&T, Inc.	1,079,963
27,209	Comcast Corp., Class A	1,115,569
932	Discovery, Inc., Class A*	25,406
2,084	Discovery, Inc., Class C*	53,434
2,109	Electronic Arts, Inc.*	196,306
12,433	Facebook, Inc., Class A*	2,206,485
2,320	Interpublic Group of Cos., Inc. (The)	49,230
2,523	Netflix, Inc.*	866,095
1,344	Omnicom Group, Inc.	103,972
3,172	Sprint Corp.*	21,792
795	Take-Two Interactive Software, Inc.*	85,979
1,488	T-Mobile US, Inc.*	109,279
627	TripAdvisor, Inc.*	26,503
3,736	Twitter, Inc.*	136,140
20,099	Verizon Communications, Inc.	1,092,381
65	Viacom, Inc., Class A	2,224
2,138	Viacom, Inc., Class B	62,066
10,637	Walt Disney Co. (The)	1,404,510
377	Zillow Group, Inc., Class A*	15,958
818	Zillow Group, Inc., Class C*(a)	35,190
5,422	Zynga, Inc., Class A*	34,104

		12,435,531

Consumer Discretionary – 10.0%
426	Advance Auto Parts, Inc.	66,030
2,494	Amazon.com, Inc.*	4,427,025
1,841	Aptiv PLC	117,898
1,475	Aramark	51,315
150	AutoZone, Inc.*	154,067
1,399	Best Buy Co., Inc.	87,675
277	Booking Holdings, Inc.*	458,773
3,326	Caesars Entertainment Corp.*	29,236
1,029	CarMax, Inc.*	80,550
747	Darden Restaurants, Inc.	86,891
5,206	eBay, Inc.	187,052

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
714	Expedia Group, Inc.	$ 82,110
27,708	Ford Motor Co.	263,780
1,307	Gap, Inc. (The)	24,415
9,303	General Motors Co.	310,162
1,865	Gentex Corp.	39,836
23	Graham Holdings Co., Class B	15,652
549	GrubHub, Inc.*	35,767
1,252	H&R Block, Inc.	32,865
2,542	Hanesbrands, Inc.	37,749
825	Hasbro, Inc.	78,491
586	Hilton Grand Vacations, Inc.*	14,896
1,668	Hilton Worldwide Holdings, Inc.	149,186
6,838	Home Depot, Inc. (The)	1,298,194
240	Hyatt Hotels Corp., Class A	17,338
990	Kohl’s Corp.	48,827
327	Kontoor Brands, Inc.*(a)	9,581
1,388	L Brands, Inc.	31,174
2,161	Las Vegas Sands Corp.	118,855
445	Lear Corp.	52,968
4,867	Lowe’s Cos., Inc.	453,994
1,847	Macy’s, Inc.	37,993
1,709	Marriott International, Inc., Class A	213,352
3,027	MGM Resorts International	75,130
3,079	Newell Brands, Inc.	41,320
8,746	NIKE, Inc., Class B	674,666
712	Nordstrom, Inc.	22,286
216	Penske Automotive Group, Inc.	9,228
276	Pool Corp.	49,619
1,786	PulteGroup, Inc.	55,366
530	PVH Corp.	45,151
2,510	Qurate Retail, Inc.*	31,450
1,004	Royal Caribbean Cruises Ltd.	122,247
7,313	Starbucks Corp.	556,227
3,192	Target Corp.	256,796
735	Tiffany & Co.	65,496
7,498	TJX Cos., Inc. (The)	377,074
959	Toll Brothers, Inc.	33,344
2,295	VF Corp.	187,915
207	Visteon Corp.*	9,214

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
402	Wayfair, Inc., Class A*	$ 57,892
446	Whirlpool Corp.	51,236
585	Wyndham Destinations, Inc.	23,271

		11,858,625

Consumer Staples – 7.4%
3,963	Archer-Daniels-Midland Co.	151,862
364	Brown-Forman Corp., Class A	17,913
2,150	Brown-Forman Corp., Class B	107,457
996	Bunge Ltd.	52,081
1,253	Campbell Soup Co.	45,496
914	Clorox Co. (The)	136,012
27,173	Coca-Cola Co. (The)	1,335,010
6,048	Colgate-Palmolive Co.	421,062
2,645	Costco Wholesale Corp.	633,689
1,521	Estee Lauder Cos., Inc. (The), Class A	244,927
4,207	General Mills, Inc.	207,994
993	Hershey Co. (The)	131,036
1,926	Hormel Foods Corp.(a)	76,058
471	Ingredion, Inc.	35,871
785	JM Smucker Co. (The)	95,425
1,764	Kellogg Co.	92,716
1,290	Keurig Dr Pepper, Inc.	36,365
2,436	Kimberly-Clark Corp.	311,540
870	McCormick & Co., Inc.	135,755
1,229	Molson Coors Brewing Co., Class B	67,570
10,063	PepsiCo, Inc.	1,288,064
17,696	Procter & Gamble Co. (The)	1,821,095
2,843	Sysco Corp.	195,655
4,903	Walgreens Boots Alliance, Inc.	241,914
8,501	Walmart, Inc.	862,342

		8,744,909

Energy – 4.7%
2,742	Anadarko Petroleum Corp.	192,955
1,311	Antero Resources Corp.*	8,613
2,074	Apache Corp.	54,069

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
2,789	Baker Hughes a GE Co., Class A	$ 59,712
10,357	Chevron Corp.	1,179,144
1,059	Concho Resources, Inc.	103,793
6,198	ConocoPhillips	365,434
2,538	Devon Energy Corp.	63,856
3,142	EOG Resources, Inc.	257,267
1,383	EQT Corp.	25,309
600	Extraction Oil & Gas, Inc.*(a)	2,034
23,042	Exxon Mobil Corp.	1,630,682
4,749	Halliburton Co.	101,106
578	Helmerich & Payne, Inc.	28,270
1,428	Hess Corp.	79,768
4,509	Marathon Oil Corp.	59,293
2,073	National Oilwell Varco, Inc.	43,222
2,609	Noble Energy, Inc.	55,833
4,106	Occidental Petroleum Corp.	204,356
2,231	ONEOK, Inc.	141,936
2,240	Phillips 66	180,992
923	Pioneer Natural Resources Co.	131,029
7,539	Schlumberger Ltd.	261,528
2,302	Valero Energy Corp.	162,061
6,478	Williams Cos., Inc. (The)	170,890

		5,563,152

Financials – 13.7%
353	Affiliated Managers Group, Inc.	29,589
5,019	Aflac, Inc.	257,475
2,234	Allstate Corp. (The)	213,369
4,371	American Express Co.	501,397
5,988	American International Group, Inc.	305,807
1,102	Associated Banc-Corp.	21,831
699	Assured Guaranty Ltd.	28,568
1,329	AXA Equitable Holdings, Inc.	27,311
60,685	Bank of America Corp.	1,614,221
274	Bank of Hawaii Corp.	20,731
5,981	Bank of New York Mellon Corp. (The)	255,329
5,179	BB&T Corp.	242,118
220	BOK Financial Corp.	16,485

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
810	Brighthouse Financial, Inc.*	$ 28,747
3,135	Capital One Financial Corp.	269,202
8,083	Charles Schwab Corp. (The)	336,334
3,088	Chubb Ltd.	451,064
15,956	Citigroup, Inc.	991,665
2,382	CME Group, Inc.	457,630
1,084	Comerica, Inc.	74,601
77	Credit Acceptance Corp.*	35,142
378	Cullen/Frost Bankers, Inc.	34,500
2,226	Discover Financial Services	165,948
752	Eaton Vance Corp.	28,741
163	Erie Indemnity Co., Class A	34,665
227	FactSet Research Systems, Inc.	63,151
2,123	First Horizon National Corp.	28,469
1,026	First Republic Bank	99,543
2,350	Goldman Sachs Group, Inc. (The)(b)	428,852
282	Hanover Insurance Group, Inc. (The)	34,449
2,404	Hartford Financial Services Group, Inc. (The)	126,595
7,070	Huntington Bancshares, Inc.	89,436
3,784	Intercontinental Exchange, Inc.	311,083
2,729	Invesco Ltd.	53,325
22,283	JPMorgan Chase & Co.	2,361,107
6,825	KeyCorp	108,995
571	Legg Mason, Inc.	20,339
1,435	Lincoln National Corp.	85,311
569	LPL Financial Holdings, Inc.	45,645
93	Markel Corp.*	98,475
3,410	Marsh & McLennan Cos., Inc.	325,996
5,482	MetLife, Inc.	253,323
1,118	Moody’s Corp.	204,460
8,745	Morgan Stanley	355,834
110	Morningstar, Inc.	15,404
773	Nasdaq, Inc.	70,065
3,077	PNC Financial Services Group, Inc. (The)	391,579
668	Popular, Inc. (Puerto Rico)	34,876

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,853	Principal Financial Group, Inc.	$ 95,559
3,905	Progressive Corp. (The)	309,588
2,777	Prudential Financial, Inc.	256,539
6,952	Regions Financial Corp.	96,146
426	Reinsurance Group of America, Inc.	63,074
1,672	S&P Global, Inc.	357,607
2,526	State Street Corp.	139,562
3,019	SunTrust Banks, Inc.	181,170
356	SVB Financial Group*	71,698
4,839	Synchrony Financial	162,736
1,562	T Rowe Price Group, Inc.	157,981
1,875	TD Ameritrade Holding Corp.	93,281
338	Texas Capital Bancshares, Inc.*	19,367
335	TFS Financial Corp.	5,752
1,782	Travelers Cos., Inc. (The)	259,406
1,364	Unum Group	42,952
10,185	US Bancorp	511,287
1,011	Voya Financial, Inc.	51,490
613	Webster Financial Corp.	27,144
27,805	Wells Fargo & Co.	1,233,708
805	Willis Towers Watson PLC	141,278

		16,326,107

Health Care – 13.9%
9,943	Abbott Laboratories	756,961
8,802	AbbVie, Inc.	675,201
247	ABIOMED, Inc.*	64,694
1,969	Agilent Technologies, Inc.	132,021
290	Agios Pharmaceuticals, Inc.*	13,389
551	Alnylam Pharmaceuticals, Inc.*	37,204
3,666	Amgen, Inc.	611,122
1,519	Anthem, Inc.	422,252
2,904	Baxter International, Inc.	213,270
1,540	Becton Dickinson and Co.	359,498
1,145	Biogen, Inc.*	251,087
317	Bluebird Bio, Inc.*	38,015
8,006	Boston Scientific Corp.*	307,510
9,501	Bristol-Myers Squibb Co.	431,060
1,727	Cardinal Health, Inc.	72,655

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,614	Cerner Corp.*	$ 112,932
2,165	Cigna Corp.	320,463
320	Covetrus, Inc.*	7,891
7,777	CVS Health Corp.	407,282
3,886	Danaher Corp.	512,991
750	DaVita, Inc.*	32,565
1,272	DENTSPLY SIRONA, Inc.	68,523
1,218	Edwards Lifesciences Corp.*	207,913
5,130	Eli Lilly & Co.	594,772
696	Exact Sciences Corp.*	72,127
1,700	Exelixis, Inc.*	33,303
1,583	HCA Healthcare, Inc.	191,480
920	Henry Schein, Inc.*	59,303
1,546	Hologic, Inc.*	68,039
790	Humana, Inc.	193,439
851	Illumina, Inc.*	261,180
664	Intuitive Surgical, Inc.*	308,660
15,601	Johnson & Johnson	2,046,071
585	Laboratory Corp. of America Holdings*	95,127
7,866	Medtronic PLC	728,234
15,124	Merck & Co., Inc.	1,197,972
150	Mettler-Toledo International, Inc.*	108,464
33,320	Pfizer, Inc.	1,383,446
470	Regeneron Pharmaceuticals, Inc.*	141,808
818	ResMed, Inc.	93,350
280	Sage Therapeutics, Inc.*	48,124
627	Seattle Genetics, Inc.*	40,799
2,326	Thermo Fisher Scientific, Inc.	620,995
5,552	UnitedHealth Group, Inc.	1,342,474
527	Varian Medical Systems, Inc.*	66,539
466	Waters Corp.*	93,531
286	WellCare Health Plans, Inc.*	78,990
428	West Pharmaceutical Services, Inc.	49,049
1,183	Zimmer Biomet Holdings, Inc.	134,779
2,810	Zoetis, Inc.	283,951

		16,392,505

Shares	Description	Value

Common Stocks – (continued)
Industrials – 9.4%
3,467	3M Co.	$ 553,853
963	AECOM*	30,720
726	Alaska Air Group, Inc.	42,253
588	Allegion PLC	57,065
2,519	American Airlines Group, Inc.	68,592
2,674	Arconic, Inc.	58,561
3,320	Boeing Co. (The)	1,134,145
3,553	Caterpillar, Inc.	425,685
4,806	CSX Corp.	357,903
924	Cummins, Inc.	139,302
1,984	Deere & Co.	278,097
3,862	Delta Air Lines, Inc.	198,893
892	Dover Corp.	79,754
2,710	Eaton Corp. PLC	201,868
3,794	Emerson Electric Co.	228,551
1,515	FedEx Corp.	233,734
866	Fluor Corp.	24,005
1,003	Fortune Brands Home & Security, Inc.	48,204
1,560	General Dynamics Corp.	250,879
53,408	General Electric Co.	504,171
1,027	Graco, Inc.	48,495
261	Huntington Ingalls Industries, Inc.	53,536
2,606	IHS Markit Ltd.*	149,558
2,054	Illinois Tool Works, Inc.	286,821
1,519	Ingersoll-Rand PLC	179,758
807	Jacobs Engineering Group, Inc.	60,759
5,677	Johnson Controls International PLC	218,678
223	Lennox International, Inc.	58,897
1,523	Lockheed Martin Corp.	515,596
491	Macquarie Infrastructure Corp.	19,576
380	ManpowerGroup, Inc.	32,498
1,815	Masco Corp.	63,380
2,156	Nielsen Holdings PLC	49,006
358	Nordson Corp.	44,972
1,657	Norfolk Southern Corp.	323,347
974	Northrop Grumman Corp.	295,365
434	Oshkosh Corp.	30,896
673	Owens Corning	32,620

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
968	Pentair PLC	$ 33,706
1,780	Raytheon Co.	310,610
1,345	Republic Services, Inc.	113,774
743	Rockwell Automation, Inc.	110,596
625	Roper Technologies, Inc.	214,950
324	Ryder System, Inc.	16,362
343	Snap-on, Inc.	53,481
3,106	Southwest Airlines Co.	147,846
652	Spirit AeroSystems Holdings, Inc., Class A	52,838
938	Stanley Black & Decker, Inc.	119,332
635	Toro Co. (The)	41,377
4,478	Union Pacific Corp.	746,841
1,477	United Continental Holdings, Inc.*	114,689
4,281	United Parcel Service, Inc., Class B	397,791
491	United Rentals, Inc.*	54,059
5,021	United Technologies Corp.	634,152
990	Verisk Analytics, Inc.	138,600
2,639	Waste Management, Inc.	288,575
925	Welbilt, Inc.*	14,273
278	WW Grainger, Inc.	72,750
1,107	Xylem, Inc.	82,162

		11,138,757

Information Technology – 21.6%
3,982	Accenture PLC, Class A	709,075
2,566	Adobe, Inc.*	695,129
4,892	Advanced Micro Devices, Inc.*	134,090
827	Akamai Technologies, Inc.*	62,323
290	Alliance Data Systems Corp.	39,875
1,928	Analog Devices, Inc.	186,283
24,937	Apple, Inc.	4,365,720
4,985	Applied Materials, Inc.	192,870
1,149	Autodesk, Inc.*	184,886
2,702	Automatic Data Processing, Inc.	432,644
669	Avnet, Inc.	27,322
846	Booz Allen Hamilton Holding Corp.	53,442

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
717	Broadridge Financial Solutions, Inc.	$ 89,532
761	CDW Corp.	74,913
23,707	Cisco Systems, Inc.	1,233,475
707	Citrix Systems, Inc.	66,543
3,003	Cognizant Technology Solutions Corp., Class A	185,976
4,113	Corning, Inc.	118,619
314	F5 Networks, Inc.*	41,473
447	First Solar, Inc.*	25,944
2,471	Fiserv, Inc.*	212,160
962	Genpact Ltd.	34,776
427	Guidewire Software, Inc.*	42,922
7,304	Hewlett Packard Enterprise Co.	100,211
8,125	HP, Inc.	151,775
23,530	Intel Corp.	1,036,261
4,802	International Business Machines Corp.	609,806
1,293	Intuit, Inc.	316,591
224	IPG Photonics Corp.*	28,038
937	Jabil, Inc.	23,041
476	Jack Henry & Associates, Inc.	62,461
1,782	Juniper Networks, Inc.	43,855
1,161	Keysight Technologies, Inc.*	87,226
799	Lam Research Corp.	139,513
735	Leidos Holdings, Inc.	55,367
147	Littelfuse, Inc.	23,992
6,118	Mastercard, Inc., Class A	1,538,616
1,422	Maxim Integrated Products, Inc.	74,783
5,848	Micron Technology, Inc.*	190,703
39,734	Microsoft Corp.	4,914,301
846	Motorola Solutions, Inc.	126,858
686	National Instruments Corp.	26,473
730	Nutanix, Inc., Class A*	20,491
3,039	NVIDIA Corp.	411,663
12,611	Oracle Corp.	638,117
475	Palo Alto Networks, Inc.*	95,066
1,990	Paychex, Inc.	170,722
250	Paycom Software, Inc.*	53,025
7,275	PayPal Holdings, Inc.*	798,431

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
853	Pure Storage, Inc., Class A*	$ 13,528
6,337	QUALCOMM, Inc.	423,438
927	Red Hat, Inc.*	170,846
1,667	Sabre Corp.	33,807
3,802	salesforce.com, Inc.*	575,661
931	ServiceNow, Inc.*	243,857
1,809	Square, Inc., Class A*	112,067
3,323	Symantec Corp.	62,240
769	Synopsys, Inc.*	89,542
372	Tableau Software, Inc., Class A*	41,839
618	Teradata Corp.*	21,222
5,025	Texas Instruments, Inc.	524,158
1,544	Trimble, Inc.*	61,606
11,860	Visa, Inc., Class A	1,913,374
374	VMware, Inc., Class A	66,190
254	WEX, Inc.*	47,991
755	Workday, Inc., Class A*	154,111
1,242	Xerox Corp.	38,018
552	Zendesk, Inc.*	46,506

		25,587,379

Materials – 2.7%
1,627	Air Products & Chemicals, Inc.	331,241
785	Albemarle Corp.	49,690
1,386	Alcoa Corp.*	29,369
383	AptarGroup, Inc.	43,382
462	Ashland Global Holdings, Inc.	34,590
636	Avery Dennison Corp.	66,182
2,065	Ball Corp.	126,770
563	Bemis Co., Inc.	32,851
435	Cabot Corp.	17,374
947	Celanese Corp.	89,899
463	Domtar Corp.	19,469
5,605	Dow, Inc.	262,090
16,811	DowDuPont, Inc.*	513,072
1,036	Eastman Chemical Co.	67,257
1,889	Ecolab, Inc.	347,746
10,706	Freeport-McMoRan, Inc.	103,955
745	International Flavors & Fragrances, Inc.	100,888

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
2,279	LyondellBasell Industries NV, Class A	$ 169,216
2,600	Mosaic Co. (The)	55,822
6,013	Newmont Goldcorp Corp.	198,970
2,263	Nucor Corp.	108,624
983	Owens-Illinois, Inc.	15,728
293	Scotts Miracle-Gro Co. (The)	26,232
513	Sherwin-Williams Co. (The)	215,178
608	Sonoco Products Co.	37,593
1,333	Valvoline, Inc.	23,261
815	Vulcan Materials Co.	101,802
1,555	Westrock Co.	50,693

		3,238,944

Real Estate – 2.3%
1,734	American Homes 4 Rent, Class A REIT	42,327
2,955	American Tower Corp. REIT	616,915
931	AvalonBay Communities, Inc. REIT	189,002
2,138	CBRE Group, Inc., Class A*	97,707
2,785	Crown Castle International Corp. REIT	362,078
1,386	Digital Realty Trust, Inc. REIT	163,160
560	Equinix, Inc. REIT	272,042
2,413	Equity Residential REIT	184,763
259	Howard Hughes Corp. (The)*	26,636
1,910	Iron Mountain, Inc. REIT	58,542
308	Jones Lang LaSalle, Inc.	38,331
4,212	Prologis, Inc. REIT	310,298
794	Realogy Holdings Corp.	5,629
751	SBA Communications Corp. REIT*	162,524
568	Sun Communities, Inc. REIT	71,721
5,041	Weyerhaeuser Co. REIT	114,935

		2,716,610

Utilities – 3.2%
1,778	Alliant Energy Corp.	84,384
3,717	American Electric Power Co., Inc.	320,108

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
426	Avangrid, Inc.	$ 21,326
3,780	CenterPoint Energy, Inc.	107,503
2,123	CMS Energy Corp.	119,121
2,349	Consolidated Edison, Inc.	202,719
5,722	Dominion Energy, Inc.	430,180
1,369	DTE Energy Co.	171,768
5,376	Duke Energy Corp.	460,239
1,359	Entergy Corp.	131,918
2,386	Eversource Energy	176,182
7,273	Exelon Corp.	349,686
1,200	MDU Resources Group, Inc.	29,616
3,599	NextEra Energy, Inc.	713,358
2,796	NiSource, Inc.	77,869
2,179	NRG Energy, Inc.	74,173
3,890	PG&E Corp.*	66,519
2,060	Sempra Energy	270,787

		3,807,456

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $119,769,692)		$117,809,975

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
106,154	2.340%	$ 106,154
(Cost $106,154)

TOTAL INVESTMENTS – 99.5% (Cost $119,875,846)		$117,916,129

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		564,871

NET ASSETS – 100.0%		$118,481,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of May 31, 2019	Shares as of May 31, 2019	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$75,906	$2,953,816	$(2,923,568)	$—	$—	$106,154	106,154	$—
Goldman Sachs Group, Inc. (The)	$1,247,789	$175,386	$(758,452)	$(97,013)	$(138,858)	$428,852	2,350	$8,834

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$117,809,975	$—	$—
Securities Lending Reinvestment Vehicle	106,154	—	—

Total	$117,916,129	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Communication Services – 4.3%
5,471	Activision Blizzard, Inc.	$ 237,277
220	Alphabet, Inc., Class A*	243,430
8,516	AT&T, Inc.	260,419
5,144	CBS Corp., Class B	248,352
23,087	CenturyLink, Inc.	241,259
712	Charter Communications, Inc., Class A*	268,282
6,056	Comcast Corp., Class A	248,296
2,787	Electronic Arts, Inc.*	259,414
1,362	Facebook, Inc., Class A*	241,714
6,764	Fox Corp., Class A	238,296
1,173	IAC/InterActiveCorp*	259,057
11,465	Interpublic Group of Cos., Inc. (The)	243,287
2,673	Liberty Broadband Corp., Class C*	262,355
713	Netflix, Inc.*	244,759
3,295	Omnicom Group, Inc.	254,901
2,725	Take-Two Interactive Software, Inc.*	294,709
3,615	T-Mobile US, Inc.*	265,486
6,607	Twitter, Inc.*	240,759
4,609	Verizon Communications, Inc.	250,499
9,121	Viacom, Inc., Class B	264,783
1,922	Walt Disney Co. (The)	253,781

		5,321,115

Consumer Discretionary – 10.0%
1,584	Advance Auto Parts, Inc.	245,520
135	Amazon.com, Inc.*	239,634
259	AutoZone, Inc.*	266,022
3,542	Best Buy Co., Inc.	221,977
144	Booking Holdings, Inc.*	238,496
1,562	Burlington Stores, Inc.*	244,578
3,383	CarMax, Inc.*	264,821
4,807	Carnival Corp.	246,070
384	Chipotle Mexican Grill, Inc.*	253,428
2,242	Darden Restaurants, Inc.	260,789
2,089	Dollar General Corp.	265,888
2,368	Dollar Tree, Inc.*	240,565
972	Domino’s Pizza, Inc.	271,674

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
5,949	D.R. Horton, Inc.	$ 254,379
6,807	eBay, Inc.	244,576
2,029	Expedia Group, Inc.	233,335
25,234	Ford Motor Co.	240,228
3,076	Garmin Ltd.	235,252
6,770	General Motors Co.	225,712
2,572	Genuine Parts Co.	254,371
2,587	Hasbro, Inc.	246,127
3,030	Hilton Worldwide Holdings, Inc.	271,003
1,294	Home Depot, Inc. (The)	245,666
3,707	Kohl’s Corp.	182,829
398	Kontoor Brands, Inc.*(a)	11,661
3,931	Las Vegas Sands Corp.	216,205
1,844	Lear Corp.	219,491
5,064	Lennar Corp., Class A	251,478
8,758	LKQ Corp.*	224,643
2,332	Lowe’s Cos., Inc.	217,529
1,935	Marriott International, Inc., Class A	241,565
1,335	McDonald’s Corp.	264,690
9,902	MGM Resorts International	245,768
3,004	NIKE, Inc., Class B	231,729
4,672	Norwegian Cruise Line Holdings Ltd.*	255,605
87	NVR, Inc.*	278,537
694	O’Reilly Automotive, Inc.*	257,731
2,047	PVH Corp.	174,384
2,699	Ross Stores, Inc.	250,980
2,181	Royal Caribbean Cruises Ltd.	265,559
3,396	Starbucks Corp.	258,300
8,171	Tapestry, Inc.	233,364
3,407	Target Corp.	274,093
1,106	Tesla, Inc.*(a)	204,787
2,447	Tiffany & Co.	218,052
4,806	TJX Cos., Inc. (The)	241,694
2,544	Tractor Supply Co.	256,384
752	Ulta Beauty, Inc.*	250,702
1,154	Vail Resorts, Inc.	248,237
2,793	VF Corp.	228,691
1,827	Wynn Resorts Ltd.	196,092

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
2,525	Yum! Brands, Inc.	$ 258,434

		12,369,325

Consumer Staples – 6.3%
4,855	Altria Group, Inc.	238,186
5,914	Archer-Daniels-Midland Co.	226,624
4,946	Brown-Forman Corp., Class B	247,201
3,519	Church & Dwight Co., Inc.	261,849
1,647	Clorox Co. (The)	245,090
5,375	Coca-Cola Co. (The)	264,074
3,624	Colgate-Palmolive Co.	252,303
8,566	Conagra Brands, Inc.	229,312
1,244	Constellation Brands, Inc., Class A	219,504
1,073	Costco Wholesale Corp.	257,069
1,533	Estee Lauder Cos., Inc. (The), Class A	246,859
5,119	General Mills, Inc.	253,083
2,113	Hershey Co. (The)	278,831
6,602	Hormel Foods Corp.	260,713
2,148	JM Smucker Co. (The)	261,111
4,372	Kellogg Co.	229,792
2,055	Kimberly-Clark Corp.	262,814
7,934	Kraft Heinz Co. (The)	219,375
10,230	Kroger Co. (The)	233,346
3,763	Lamb Weston Holdings, Inc.	222,958
1,715	McCormick & Co., Inc.	267,609
4,106	Molson Coors Brewing Co., Class B	225,748
5,187	Mondelez International, Inc., Class A	263,759
4,424	Monster Beverage Corp.*	273,669
2,060	PepsiCo, Inc.	263,680
3,044	Philip Morris International, Inc.	234,784
2,475	Procter & Gamble Co. (The)	254,702
3,747	Sysco Corp.	257,869
3,516	Tyson Foods, Inc., Class A	266,829
4,923	Walgreens Boots Alliance, Inc.	242,901

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
2,565	Walmart, Inc.	$ 260,194

		7,721,838

Energy – 5.0%
3,621	Anadarko Petroleum Corp.	254,810
8,012	Apache Corp.	208,873
10,977	Baker Hughes a GE Co., Class A	235,017
10,185	Cabot Oil & Gas Corp.	254,829
4,097	Cheniere Energy, Inc.*	258,848
2,195	Chevron Corp.	249,901
2,286	Concho Resources, Inc.	224,051
4,179	ConocoPhillips	246,394
8,200	Devon Energy Corp.	206,312
2,477	Diamondback Energy, Inc.	242,895
2,745	EOG Resources, Inc.	224,760
3,286	Exxon Mobil Corp.	232,550
9,306	Halliburton Co.	198,125
4,110	Hess Corp.	229,584
13,270	Kinder Morgan, Inc.	264,736
15,472	Marathon Oil Corp.	203,457
4,330	Marathon Petroleum Corp.	199,137
10,086	National Oilwell Varco, Inc.	210,293
9,744	Noble Energy, Inc.	208,522
4,478	Occidental Petroleum Corp.	222,870
3,880	ONEOK, Inc.	246,846
2,797	Phillips 66	225,998
1,583	Pioneer Natural Resources Co.	224,723
6,176	Schlumberger Ltd.	214,245
6,566	Targa Resources Corp.	252,528
2,909	Valero Energy Corp.	204,794
9,306	Williams Cos., Inc. (The)	245,492

		6,190,590

Financials – 14.6%
5,230	Aflac, Inc.	268,299
401	Alleghany Corp.*	265,983
2,664	Allstate Corp. (The)	254,439
8,871	Ally Financial, Inc.	256,106
2,248	American Express Co.	257,868

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,543	American International Group, Inc.	$ 283,081
1,796	Ameriprise Financial, Inc.	248,261
26,134	Annaly Capital Management, Inc. REIT	230,241
1,463	Aon PLC	263,442
7,804	Arch Capital Group Ltd.*	268,692
3,152	Arthur J Gallagher & Co.	265,398
8,622	Bank of America Corp.	229,345
5,310	Bank of New York Mellon Corp. (The)	226,684
5,150	BB&T Corp.	240,762
1,218	Berkshire Hathaway, Inc., Class B*	240,458
545	BlackRock, Inc.	226,480
2,842	Capital One Financial Corp.	244,043
2,593	Cboe Global Markets, Inc.	281,444
5,760	Charles Schwab Corp. (The)	239,674
1,814	Chubb Ltd.	264,971
2,742	Cincinnati Financial Corp.	269,374
3,731	Citigroup, Inc.	231,882
7,283	Citizens Financial Group, Inc.	237,280
1,472	CME Group, Inc.	282,801
3,355	Comerica, Inc.	230,891
3,237	Discover Financial Services	241,318
5,205	E*TRADE Financial Corp.	233,184
1,120	Everest Re Group Ltd.	277,379
955	FactSet Research Systems, Inc.	265,681
6,601	Fidelity National Financial, Inc.	254,469
9,147	Fifth Third Bancorp	242,395
2,499	First Republic Bank	242,453
7,622	Franklin Resources, Inc.	242,532
1,281	Goldman Sachs Group, Inc. (The)(b)	233,770
5,041	Hartford Financial Services Group, Inc. (The)	265,459
18,941	Huntington Bancshares, Inc.	239,604
3,242	Intercontinental Exchange, Inc.	266,525
12,000	Invesco Ltd.	234,480

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
2,274	JPMorgan Chase & Co.	$ 240,953
15,023	KeyCorp	239,917
10,786	KKR & Co., Inc., Class A	240,312
3,954	Lincoln National Corp.	235,065
5,142	Loews Corp.	264,093
1,552	M&T Bank Corp.	247,699
244	Markel Corp.*	258,364
948	MarketAxess Holdings, Inc.	282,333
2,797	Marsh & McLennan Cos., Inc.	267,393
5,715	MetLife, Inc.	264,090
1,341	Moody’s Corp.	245,242
5,467	Morgan Stanley	222,452
1,170	MSCI, Inc.	257,412
2,859	Nasdaq, Inc.	259,140
2,677	Northern Trust Corp.	228,937
1,924	PNC Financial Services Group, Inc. (The)	244,848
4,611	Principal Financial Group, Inc.	237,789
3,373	Progressive Corp. (The)	267,411
2,497	Prudential Financial, Inc.	230,673
2,877	Raymond James Financial, Inc.	237,583
16,977	Regions Financial Corp.	234,792
1,740	Reinsurance Group of America, Inc.	257,624
1,193	S&P Global, Inc.	255,159
3,899	State Street Corp.	215,420
4,027	SunTrust Banks, Inc.	241,660
1,049	SVB Financial Group*	211,269
7,606	Synchrony Financial	255,790
2,454	T. Rowe Price Group, Inc.	248,198
5,017	TD Ameritrade Holding Corp.	249,596
1,835	Travelers Cos., Inc. (The)	267,121
4,944	US Bancorp	248,189
5,445	Wells Fargo & Co.	241,595
1,433	Willis Towers Watson PLC	251,491
5,342	Zions Bancorp NA	230,080

		17,926,838

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – 13.8%
3,313	Abbott Laboratories	$ 252,219
3,320	AbbVie, Inc.	254,677
951	ABIOMED, Inc.*	249,086
3,359	Agilent Technologies, Inc.	225,221
1,939	Alexion Pharmaceuticals, Inc.*	220,425
815	Align Technology, Inc.*	231,745
1,794	Allergan PLC	218,706
3,527	AmerisourceBergen Corp.	274,612
1,469	Amgen, Inc.	244,882
1,003	Anthem, Inc.	278,814
3,457	Baxter International, Inc.	253,882
1,097	Becton Dickinson and Co.	256,084
1,153	Biogen, Inc.*	252,841
3,083	BioMarin Pharmaceutical, Inc.*	253,546
7,104	Boston Scientific Corp.*	272,865
5,677	Bristol-Myers Squibb Co.	257,565
5,415	Cardinal Health, Inc.	227,809
2,787	Celgene Corp.*	261,393
5,112	Centene Corp.*	295,218
3,969	Cerner Corp.*	277,711
1,662	Cigna Corp.	246,009
908	Cooper Cos., Inc. (The)	270,393
4,851	CVS Health Corp.	254,047
1,993	Danaher Corp.	263,096
5,156	DENTSPLY SIRONA, Inc.	277,754
2,178	DexCom, Inc.*	264,191
1,499	Edwards Lifesciences Corp.*	255,879
8,367	Elanco Animal Health, Inc.*	261,720
2,252	Eli Lilly & Co.	261,097
2,673	Exact Sciences Corp.*	277,003
4,052	Gilead Sciences, Inc.	252,237
2,072	HCA Healthcare, Inc.	250,629
4,119	Henry Schein, Inc.*	265,511
5,687	Hologic, Inc.*	250,285
1,030	Humana, Inc.	252,206
1,135	IDEXX Laboratories, Inc.*	283,489
845	Illumina, Inc.*	259,339
3,432	Incyte Corp.*	269,858
515	Intuitive Surgical, Inc.*	239,398
3,546	Ionis Pharmaceuticals, Inc.*	232,618

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,899	IQVIA Holdings, Inc.*	$ 257,979
1,866	Johnson & Johnson	244,726
1,647	Laboratory Corp. of America Holdings*	267,819
2,208	McKesson Corp.	269,685
2,969	Medtronic PLC	274,870
3,351	Merck & Co., Inc.	265,433
352	Mettler-Toledo International, Inc.*	254,528
9,766	Mylan NV*	164,069
2,751	PerkinElmer, Inc.	237,521
6,493	Pfizer, Inc.	269,589
2,736	Quest Diagnostics, Inc.	262,410
770	Regeneron Pharmaceuticals, Inc.*	232,324
2,523	ResMed, Inc.	287,925
2,013	STERIS PLC	269,098
1,396	Stryker Corp.	255,803
919	Teleflex, Inc.	264,948
950	Thermo Fisher Scientific, Inc.	253,631
1,130	UnitedHealth Group, Inc.	273,234
2,078	Universal Health Services, Inc., Class B	248,425
1,938	Varian Medical Systems, Inc.*	244,692
1,887	Veeva Systems, Inc., Class A*	291,145
1,561	Vertex Pharmaceuticals, Inc.*	259,407
1,235	Waters Corp.*	247,877
1,019	WellCare Health Plans, Inc.*	281,438
2,140	Zimmer Biomet Holdings, Inc.	243,810
2,588	Zoetis, Inc.	261,517

		16,929,963

Industrials – 12.7%
1,392	3M Co.	222,372
7,715	American Airlines Group, Inc.	210,079
2,988	AMETEK, Inc.	244,687
696	Boeing Co. (The)	237,761
1,892	Caterpillar, Inc.	226,680
3,255	C.H. Robinson Worldwide, Inc.	259,196
1,216	Cintas Corp.	269,745

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
3,917	Copart, Inc.*	$ 279,987
528	CoStar Group, Inc.*	269,090
3,311	CSX Corp.	246,570
1,584	Cummins, Inc.	238,804
1,590	Deere & Co.	222,870
4,525	Delta Air Lines, Inc.	233,037
2,689	Dover Corp.	240,423
3,184	Eaton Corp. PLC	237,176
3,713	Emerson Electric Co.	223,671
2,092	Equifax, Inc.	252,923
3,319	Expeditors International of Washington, Inc.	230,969
7,472	Fastenal Co.	228,568
1,392	FedEx Corp.	214,758
3,056	Fortive Corp.	232,714
1,474	General Dynamics Corp.	237,049
25,927	General Electric Co.	244,751
1,565	Harris Corp.	292,952
1,518	Honeywell International, Inc.	249,423
1,184	Huntington Ingalls Industries, Inc.	242,862
1,683	IDEX Corp.	257,011
4,604	IHS Markit Ltd.*	264,224
1,693	Illinois Tool Works, Inc.	236,410
2,148	Ingersoll-Rand PLC	254,194
3,381	Jacobs Engineering Group, Inc.	254,555
2,792	J.B. Hunt Transport Services, Inc.	237,711
7,033	Johnson Controls International PLC	270,911
2,140	Kansas City Southern	242,419
1,209	L3 Technologies, Inc.	292,651
970	Lennox International, Inc.	256,187
790	Lockheed Martin Corp.	267,447
6,753	Masco Corp.	235,815
10,325	Nielsen Holdings PLC	234,687
1,292	Norfolk Southern Corp.	252,121
908	Northrop Grumman Corp.	275,351
1,769	Old Dominion Freight Line, Inc.	234,286
3,680	PACCAR, Inc.	242,218

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,456	Parker-Hannifin Corp.	$ 221,778
1,487	Raytheon Co.	259,481
3,184	Republic Services, Inc.	269,335
1,459	Rockwell Automation, Inc.	217,172
733	Roper Technologies, Inc.	252,093
4,863	Southwest Airlines Co.	231,479
3,033	Spirit AeroSystems Holdings, Inc., Class A	245,794
1,798	Stanley Black & Decker, Inc.	228,742
4,976	Textron, Inc.	225,413
548	TransDigm Group, Inc.*	241,641
3,788	TransUnion	248,265
1,491	Union Pacific Corp.	248,669
2,967	United Continental Holdings, Inc.*	230,388
2,481	United Parcel Service, Inc., Class B	230,535
1,869	United Rentals, Inc.*	205,777
1,849	United Technologies Corp.	233,529
1,866	Verisk Analytics, Inc.	261,240
3,562	Wabtec Corp.	222,198
2,457	Waste Management, Inc.	268,673
937	W.W. Grainger, Inc.	245,204
3,159	Xylem, Inc.	234,461

		15,619,182

Information Technology – 15.5%
1,445	Accenture PLC, Class A	257,311
910	Adobe, Inc.*	246,519
9,541	Advanced Micro Devices, Inc.*	261,519
3,294	Akamai Technologies, Inc.*	248,236
2,647	Amphenol Corp., Class A	230,289
2,271	Analog Devices, Inc.	219,424
1,346	ANSYS, Inc.*	241,607
1,311	Apple, Inc.	229,517
5,984	Applied Materials, Inc.	231,521
844	Arista Networks, Inc.*	206,434
1,477	Autodesk, Inc.*	237,664
1,606	Automatic Data Processing, Inc.	257,153
829	Broadcom, Inc.	208,610

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,233	Broadridge Financial Solutions, Inc.	$ 278,835
3,801	Cadence Design Systems, Inc.*	241,630
2,499	CDW Corp.	246,002
4,712	Cisco Systems, Inc.	245,165
2,613	Citrix Systems, Inc.	245,936
3,616	Cognizant Technology Solutions Corp., Class A	223,939
8,279	Corning, Inc.	238,766
3,912	Dell Technologies, Inc., Class C*	232,960
4,013	DXC Technology Co.	190,778
1,680	F5 Networks, Inc.*	221,894
2,276	Fidelity National Information Services, Inc.	273,803
3,023	Fiserv, Inc.*	259,555
1,010	FleetCor Technologies, Inc.*	260,792
2,820	Fortinet, Inc.*	204,394
1,661	Gartner, Inc.*	251,309
1,804	Global Payments, Inc.	277,888
3,236	GoDaddy, Inc., Class A*	240,758
16,678	Hewlett Packard Enterprise Co.	228,822
13,217	HP, Inc.	246,894
5,165	Intel Corp.	227,467
1,882	International Business Machines Corp.	238,995
1,051	Intuit, Inc.	257,337
1,771	Jack Henry & Associates, Inc.	232,391
9,497	Juniper Networks, Inc.	233,721
3,029	Keysight Technologies, Inc.*	227,569
2,069	KLA-Tencor Corp.	213,252
1,273	Lam Research Corp.	222,278
3,588	Leidos Holdings, Inc.	270,284
10,537	Marvell Technology Group Ltd.	234,975
1,039	Mastercard, Inc., Class A	261,298
4,391	Maxim Integrated Products, Inc.	230,923
2,639	Microchip Technology, Inc.	211,199

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,269	Micron Technology, Inc.*	$ 204,432
2,019	Microsoft Corp.	249,710
1,816	Motorola Solutions, Inc.	272,309
3,621	NetApp, Inc.	214,363
1,457	NVIDIA Corp.	197,365
4,765	Oracle Corp.	241,109
1,060	Palo Alto Networks, Inc.*	212,148
3,128	Paychex, Inc.	268,351
2,339	PayPal Holdings, Inc.*	256,705
2,914	PTC, Inc.*	244,951
3,486	Qorvo, Inc.*	213,273
3,063	QUALCOMM, Inc.	204,670
1,446	Red Hat, Inc.*	266,498
1,591	salesforce.com, Inc.*	240,893
5,454	Seagate Technology PLC	228,250
969	ServiceNow, Inc.*	253,810
2,988	Skyworks Solutions, Inc.	199,090
1,910	Splunk, Inc.*	217,721
3,623	Square, Inc., Class A*	224,445
4,334	SS&C Technologies Holdings, Inc.	241,187
10,888	Symantec Corp.	203,932
2,178	Synopsys, Inc.*	253,606
2,756	TE Connectivity Ltd.	232,138
2,238	Texas Instruments, Inc.	233,446
2,579	Total System Services, Inc.	318,584
6,458	Trimble, Inc.*	257,674
1,921	Twilio, Inc., Class A*	253,553
1,336	VeriSign, Inc.*	260,493
1,605	Visa, Inc., Class A	258,935
1,291	VMware, Inc., Class A	228,481
5,157	Western Digital Corp.	191,944
1,283	Workday, Inc., Class A*	261,886
2,249	Worldpay, Inc., Class A*	273,568
2,194	Xilinx, Inc.	224,468
1,247	Zebra Technologies Corp., Class A*	213,786

		19,065,387

Materials – 4.4%
1,282	Air Products & Chemicals, Inc.	261,002

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
3,514	Albemarle Corp.	$ 222,436
4,401	Ball Corp.	270,177
2,446	Celanese Corp.	232,199
5,887	CF Industries Holdings, Inc.	236,893
4,648	Dow, Inc.	217,341
6,854	DowDuPont, Inc.*	209,184
3,344	Eastman Chemical Co.	217,093
1,434	Ecolab, Inc.	263,985
3,337	FMC Corp.	245,103
21,416	Freeport-McMoRan, Inc.	207,949
1,913	International Flavors & Fragrances, Inc.	259,058
5,635	International Paper Co.	233,683
2,987	LyondellBasell Industries NV, Class A	221,785
1,187	Martin Marietta Materials, Inc.	249,864
10,097	Mosaic Co. (The)	216,783
8,491	Newmont Goldcorp Corp.	280,967
4,623	Nucor Corp.	221,904
2,656	Packaging Corp. of America	236,596
2,244	PPG Industries, Inc.	234,835
578	Sherwin-Williams Co. (The)	242,442
2,089	Vulcan Materials Co.	260,937
6,872	WestRock Co.	224,027

		5,466,243

Real Estate – 6.4%
1,851	Alexandria Real Estate Equities, Inc. REIT	271,005
1,350	American Tower Corp. REIT	281,839
1,310	AvalonBay Communities, Inc. REIT	265,943
1,915	Boston Properties, Inc. REIT	250,539
5,062	CBRE Group, Inc., Class A*	231,333
2,094	Crown Castle International Corp. REIT	272,241
2,240	Digital Realty Trust, Inc. REIT	263,693
8,471	Duke Realty Corp. REIT	254,892
578	Equinix, Inc. REIT	280,787
3,452	Equity Residential REIT	264,320

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
935	Essex Property Trust, Inc. REIT	$ 272,777
2,541	Extra Space Storage, Inc. REIT	272,294
1,969	Federal Realty Investment Trust REIT	257,407
8,853	HCP, Inc. REIT	280,729
13,706	Host Hotels & Resorts, Inc. REIT	248,216
8,118	Iron Mountain, Inc. REIT	248,817
2,410	Mid-America Apartment Communities, Inc. REIT	275,174
3,437	Prologis, Inc. REIT	253,204
1,191	Public Storage REIT	283,315
3,765	Realty Income Corp. REIT	263,851
3,925	Regency Centers Corp. REIT	258,893
1,294	SBA Communications Corp. REIT*	280,035
1,517	Simon Property Group, Inc. REIT	245,890
2,141	Sun Communities, Inc. REIT	270,344
5,867	UDR, Inc. REIT	262,724
4,314	Ventas, Inc. REIT	277,390
3,813	Vornado Realty Trust REIT	252,535
3,537	Welltower, Inc. REIT	287,275
9,840	Weyerhaeuser Co. REIT	224,352
3,322	W.P. Carey, Inc. REIT	275,759

		7,927,573

Utilities – 6.5%
15,401	AES Corp.	243,336
5,584	Alliant Energy Corp.	265,017
3,625	Ameren Corp.	265,857
3,082	American Electric Power Co., Inc.	265,422
2,440	American Water Works Co., Inc.	275,769
2,576	Atmos Energy Corp.	262,237
8,506	CenterPoint Energy, Inc.	241,911
4,748	CMS Energy Corp.	266,410
3,062	Consolidated Edison, Inc.	264,251
3,383	Dominion Energy, Inc.	254,334

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
2,095	DTE Energy Co.	$ 262,860
2,895	Duke Energy Corp.	247,841
4,136	Edison International	245,554
2,723	Entergy Corp.	264,322
4,558	Evergy, Inc.	265,002
3,681	Eversource Energy	271,805
5,173	Exelon Corp.	248,718
6,273	FirstEnergy Corp.	258,698
1,355	NextEra Energy, Inc.	268,574
9,488	NiSource, Inc.	264,241
6,403	NRG Energy, Inc.	217,958
11,708	PG&E Corp.*	200,207
2,766	Pinnacle West Capital Corp.	259,755
8,449	PPL Corp.	251,442
4,421	Public Service Enterprise Group, Inc.	259,778
2,062	Sempra Energy	271,050
4,951	Southern Co. (The)	264,878
4,835	UGI Corp.	249,534
9,677	Vistra Energy Corp.	227,990
3,362	WEC Energy Group, Inc.	270,809
4,665	Xcel Energy, Inc.	267,491

		7,943,051

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $122,273,947)		$122,481,105

Shares	Distribution Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
194,592	2.340%	$ 194,592
(Cost $194,592)

TOTAL INVESTMENTS – 99.6% (Cost $122,468,539)		$122,675,697

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		479,886

NET ASSETS – 100.0%		$123,155,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Ending value as of May 31, 2019	Shares as of May 31, 2019	Dividend Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$61,541	$2,848,630	$(2,715,579)	$—	$—	$194,592	194,592	$—
Goldman Sachs Group, Inc. (The)	$149,821	$239,304	$(127,360)	$163	$(28,158)	$233,770	1,281	$2,324

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$122,481,105	$—	$—
Securities Lending Reinvestment Vehicle	194,592	—	—

Total	$122,675,697	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.4%
Advertising – 0.3%
Outfront Media Capital LLC / Outfront Media Capital Corp.
$60,000	5.250%		02/15/22	$ 60,562
120,000	5.625		02/15/24	123,075

				183,637

Aerospace & Defense – 1.5%
TransDigm, Inc.
179,000	6.000		07/15/22	180,119
210,000	6.500		07/15/24	211,050
80,000	6.500		05/15/25	79,800
340,000	6.250	(a)	03/15/26	348,908
90,000	6.375		06/15/26	89,100
60,000	7.500	(a)	03/15/27	60,750

				969,727

Agriculture – 1.1%
JBS Investments II GmbH
200,000	7.000	(a)	01/15/26	211,000
JBS USA LUX SA / JBS USA Finance, Inc.
280,000	5.750	(a)	06/15/25	287,700
172,000	6.750	(a)	02/15/28	182,750

				681,450

Air Freight & Logistics – 0.2%
XPO Logistics, Inc.
6,000	6.500	(a)	06/15/22	6,098
7,000	6.125	(a)	09/01/23	7,061
100,000	6.750	(a)	08/15/24	103,375

				116,534

Automobiles – 0.2%
Tesla, Inc.
123,000	5.300	(a)	08/15/25	100,860

Banks – 0.9%
CIT Group, Inc.
74,000	4.125		03/09/21	74,740
110,000	5.000		08/15/22	114,263
220,000	5.000		08/01/23	229,900
Freedom Mortgage Corp.
74,000	8.125	(a)	11/15/24	62,530

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Freedom Mortgage Corp. – (continued)
$125,000	8.250	%(a)	04/15/25	$ 105,156

				586,589

Basic Industry – 0.9%
Blue Cube Spinco LLC
10,000	9.750		10/15/23	11,050
80,000	10.000		10/15/25	89,900
CF Industries, Inc.
70,000	3.450		06/01/23	68,162
CVR Partners LP / CVR Nitrogen Finance Corp.
80,000	9.250	(a)	06/15/23	83,000
Momentive Performance Materials, Inc.
145,000	3.880		10/24/21	163,669
Novelis Corp.
160,000	6.250	(a)	08/15/24	164,400

				580,181

Broadcasting – 3.3%
Clear Channel Worldwide Holdings, Inc.
270,000	9.250	(a)	02/15/24	288,900
Clear Channel Worldwide Holdings, Inc., Series A
150,000	6.500		11/15/22	153,000
iHeartCommunications, Inc.
220,000	6.375		05/01/26	230,450
Nexstar Broadcasting, Inc.
60,000	5.875		11/15/22	61,200
95,000	5.625	(a)	08/01/24	96,187
Sinclair Television Group, Inc.
200,000	5.375		04/01/21	200,500
Sirius XM Radio, Inc.
345,000	6.000	(a)	07/15/24	356,213
4,000	5.375	(a)	07/15/26	4,040
345,000	5.000	(a)	08/01/27	341,981
Univision Communications, Inc.
370,000	5.125	(a)	05/15/23	351,500
7,000	5.125	(a)	02/15/25	6,431

				2,090,402

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Products – 0.5%
Builders FirstSource, Inc.
$149,000	5.625	%(a)	09/01/24	$ 149,372
Griffon Corp.
140,000	5.250		03/01/22	140,000

				289,372

Capital Goods – 2.1%
Berry Global, Inc.
70,000	5.500		05/15/22	70,963
88,000	4.500	(a)	02/15/26	83,600
BWAY Holding Co.
121,000	5.500	(a)	04/15/24	118,731
180,000	7.250	(a)	04/15/25	173,700
Flex Acquisition Co., Inc.
44,000	7.875	(a)	07/15/26	39,820
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
231,617	5.750		10/15/20	232,051
120,000	5.125	(a)	07/15/23	120,000
144,000	7.000	(a)	07/15/24	145,260
Sensata Technologies BV
75,000	4.875	(a)	10/15/23	77,156
151,000	5.000	(a)	10/01/25	151,755
Vertiv Group Corp.
117,000	9.250	(a)	10/15/24	115,830

				1,328,866

Capital Markets – 0.4%
MSCI, Inc.
150,000	5.250	(a)	11/15/24	154,500
95,000	4.750	(a)	08/01/26	97,138

				251,638

Chemicals – 0.4%
Ashland LLC
100,000	4.750		08/15/22	102,500
Olin Corp.
156,000	5.000		02/01/30	150,930

				253,430

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services & Supplies – 0.6%
ADT Security Corp. (The)
$50,000	6.250%		10/15/21	$ 52,437
60,000	4.125		06/15/23	58,350
160,000	4.875	(a)	07/15/32	133,400
Covanta Holding Corp.
25,000	5.875		07/01/25	25,662
101,000	6.000		01/01/27	103,410
Pitney Bowes, Inc.
10,000	3.875		10/01/21	9,663
West Corp.
30,000	8.500	(a)	10/15/25	24,000

				406,922

Communications – 6.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
154,000	5.250		09/30/22	156,310
237,000	4.000	(a)	03/01/23	237,000
145,000	5.125	(a)	05/01/23	147,719
8,000	5.750		09/01/23	8,145
77,000	5.750		01/15/24	78,732
71,000	5.875	(a)	04/01/24	73,574
320,000	5.375	(a)	05/01/25	328,000
9,000	5.500	(a)	05/01/26	9,247
320,000	5.125	(a)	05/01/27	321,200
7,000	5.875	(a)	05/01/27	7,236
491,000	5.000	(a)	02/01/28	487,318
CSC Holdings LLC
200,000	5.125	(a)	12/15/21	200,500
334,000	5.250		06/01/24	337,340
300,000	10.875	(a)	10/15/25	342,000
200,000	5.500	(a)	04/15/27	203,750
DISH DBS Corp.
400,000	6.750		06/01/21	414,500
162,000	5.875		07/15/22	159,975
155,000	5.000		03/15/23	145,700
290,000	5.875		11/15/24	261,725
29,000	7.750		07/01/26	26,607

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Communications – (continued)
Lions Gate Capital Holdings LLC
$75,000	6.375	%(a)	02/01/24	$ 77,438
142,000	5.875	(a)	11/01/24	143,775

				4,167,791

Communications Equipment – 0.4%
ViaSat, Inc.
225,000	5.625	(a)	04/15/27	228,375

Construction & Engineering – 0.2%
AECOM
163,000	5.125		03/15/27	160,962

Consumer Cyclical – 6.1%
Adient Global Holdings Ltd.
200,000	4.875	(a)	08/15/26	148,500
Allison Transmission, Inc.
87,000	5.000	(a)	10/01/24	87,000
120,000	4.750	(a)	10/01/27	115,950
American Axle & Manufacturing, Inc.
120,000	6.625		10/15/22	122,400
151,000	6.250		04/01/25	146,092
APX Group, Inc.
60,000	8.750		12/01/20	56,400
93,000	7.875		12/01/22	86,374
Caesars Resort Collection LLC / CRC Finco, Inc.
201,000	5.250	(a)	10/15/25	196,980
Cinemark USA, Inc.
120,000	5.125		12/15/22	121,500
40,000	4.875		06/01/23	40,400
ESH Hospitality, Inc.
119,000	5.250	(a)	05/01/25	119,446
Guitar Center, Inc.
65,000	9.500	(a)	10/15/21	63,212
Harland Clarke Holdings Corp.
80,000	9.250	(a)	03/01/21	78,600
Hilton Domestic Operating Co., Inc.
204,000	4.250		09/01/24	201,960
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
77,000	4.625		04/01/25	77,385
155,000	4.875		04/01/27	156,744

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.
$210,000	6.750	%(a)	11/15/21	$ 214,988
JC Penney Corp., Inc.
20,000	5.875	(a)	07/01/23	16,050
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
176,000	5.000	(a)	06/01/24	179,080
110,000	5.250	(a)	06/01/26	111,650
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
204,000	6.250	(a)	05/15/26	209,100
150,000	8.500	(a)	05/15/27	150,750
Sabre GLBL, Inc.
45,000	5.375	(a)	04/15/23	45,675
60,000	5.250	(a)	11/15/23	60,450
Scientific Games International, Inc.
200,000	5.000	(a)	10/15/25	197,250
232,000	8.250	(a)	03/15/26	234,030
Toll Brothers Finance Corp.
79,000	5.875		02/15/22	83,246
83,000	4.375		04/15/23	84,868
50,000	4.350		02/15/28	47,875
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
38,000	4.250	(a)	05/30/23	37,477
220,000	5.500	(a)	03/01/25	216,700
150,000	5.250	(a)	05/15/27	143,063

				3,851,195

Consumer Finance – 3.8%
Ally Financial, Inc.
200,000	4.250		04/15/21	203,000
200,000	4.125		02/13/22	202,280
100,000	4.625		05/19/22	102,500
103,000	5.125		09/30/24	107,892
55,000	4.625		03/30/25	56,375
182,000	8.000		11/01/31	231,823
Navient Corp.
110,000	5.875		03/25/21	112,475
120,000	7.250		09/25/23	126,900
102,000	5.875		10/25/24	102,510

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Finance – (continued)
Navient Corp. – (continued)
$83,000	6.750%		06/25/25	$ 85,075
90,000	6.750		06/15/26	91,575
Navient Corp., MTN
200,000	7.250		01/25/22	211,750
100,000	6.125		03/25/24	101,500
Springleaf Finance Corp.
149,000	7.750		10/01/21	161,292
102,000	5.625		03/15/23	105,442
92,000	6.875		03/15/25	96,140
270,000	7.125		03/15/26	283,838

				2,382,367

Consumer Noncyclical – 2.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC
40,000	6.625		06/15/24	40,700
135,000	5.750		03/15/25	130,950
First Quality Finance Co., Inc.
140,000	4.625	(a)	05/15/21	139,825
IQVIA, Inc.
6,000	4.875	(a)	05/15/23	6,105
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
229,000	6.375	(a)	08/01/23	234,725
MPH Acquisition Holdings LLC
264,000	7.125	(a)	06/01/24	263,670
New Albertsons LP
10,000	7.450		08/01/29	9,500
40,000	8.000		05/01/31	38,100
Par Pharmaceutical, Inc.
200,000	7.500	(a)	04/01/27	194,500
RegionalCare Hospital Partners Holdings, Inc.
160,000	8.250	(a)	05/01/23	170,400
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.
140,000	9.750	(a)	12/01/26	148,400

				1,376,875

Consumer Products – 0.6%
First Quality Finance Co., Inc.
100,000	5.000	(a)	07/01/25	99,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Consumer Products – (continued)
Spectrum Brands, Inc.
$262,000	5.750%		07/15/25	$ 266,585

				365,835

Containers & Packaging – 1.2%
Ball Corp.
145,000	5.000		03/15/22	150,981
245,000	4.000		11/15/23	247,144
5,000	5.250		07/01/25	5,281
171,000	4.875		03/15/26	175,703
Sealed Air Corp.
160,000	4.875	(a)	12/01/22	165,400

				744,509

Diversified Consumer Services – 0.2%
Service Corp. International
60,000	5.375		05/15/24	61,650
45,000	4.625		12/15/27	45,338
				106,988

Diversified Telecommunication – 1.8%
CenturyLink, Inc.
3,000	5.625		04/01/25	2,902
CenturyLink, Inc., Series G
60,000	6.875		01/15/28	57,900
CenturyLink, Inc., Series T
25,000	5.800		03/15/22	25,469
CenturyLink, Inc., Series Y
92,000	7.500		04/01/24	98,440
Frontier Communications Corp.
583,000	7.625		04/15/24	341,055
287,000	8.500	(a)	04/01/26	276,237
318,000	8.000	(a)	04/01/27	329,528
				1,131,531

Electric – 1.2%
Clearway Energy Operating LLC
124,000	5.375		08/15/24	123,690
132,000	5.750	(a)	10/15/25	132,990
NextEra Energy Operating Partners LP
72,000	4.250	(a)	09/15/24	71,820
125,000	4.500	(a)	09/15/27	121,875

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electric – (continued)
Talen Energy Supply LLC
$80,000	10.500	%(a)	01/15/26	$ 80,800
TerraForm Power Operating LLC
218,000	4.250	(a)	01/31/23	214,185

				745,360

Energy – 4.1%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
31,000	10.000	(a)	04/01/22	33,015
80,000	7.000	(a)	11/01/26	74,800
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp.
143,000	6.875		02/01/25	139,425
CrownRock LP / CrownRock Finance, Inc.
130,000	5.625	(a)	10/15/25	124,800
DCP Midstream Operating LP
40,000	3.875		03/15/23	39,900
110,000	5.375		07/15/25	114,400
Endeavor Energy Resources LP / EER Finance, Inc.
108,000	5.500	(a)	01/30/26	109,620
110,000	5.750	(a)	01/30/28	114,125
EP Energy LLC / Everest Acquisition Finance, Inc.
73,000	8.000	(a)	11/29/24	46,902
105,000	8.000	(a)	02/15/25	33,600
Hilcorp Energy I LP / Hilcorp Finance Co.
125,000	5.750	(a)	10/01/25	123,438
61,000	6.250	(a)	11/01/28	61,305
McDermott Technology Americas, Inc. / McDermott Technology US, Inc.
271,000	10.625	(a)	05/01/24	230,350
Moss Creek Resources Holdings, Inc.
107,000	7.500	(a)	01/15/26	88,275
Nabors Industries, Inc.
25,000	5.000		09/15/20	25,342
38,000	4.625		09/15/21	36,765
265,000	5.500		01/15/23	235,850
Parsley Energy LLC / Parsley Finance Corp.
120,000	5.375	(a)	01/15/25	120,000
PBF Holding Co. LLC / PBF Finance Corp.
25,000	7.000		11/15/23	25,375
50,000	7.250		06/15/25	51,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Sable Permian Resources Land LLC / AEPB Finance Corp.
$35,000	13.000	%(a)	11/30/20	$ 33,950
SESI LLC
100,000	7.125		12/15/21	74,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
75,000	6.500	(a)	07/15/27	79,125
Transocean Proteus Ltd.
124,800	6.250	(a)	12/01/24	126,672
Transocean, Inc.
6,000	9.000	(a)	07/15/23	6,180
180,000	7.250	(a)	11/01/25	168,300
100,000	7.500	(a)	01/15/26	93,750
USA Compression Partners LP / USA Compression Finance Corp.
200,000	6.875		04/01/26	205,500

				2,616,514

Entertainment – 1.5%
AMC Entertainment Holdings, Inc.
104,000	6.125		05/15/27	91,520
Netflix, Inc.
94,000	5.750		03/01/24	99,875
25,000	5.875		02/15/25	26,594
210,000	4.375		11/15/26	206,325
57,000	4.875		04/15/28	56,430
189,000	5.875		11/15/28	199,395
227,000	6.375	(a)	05/15/29	248,565

				928,704

Equity Real Estate Investment – 0.8%
Iron Mountain, Inc.
110,000	4.375	(a)	06/01/21	110,550
114,000	5.750		08/15/24	113,288
141,000	4.875	(a)	09/15/27	132,540
120,000	5.250	(a)	03/15/28	114,000
SBA Communications Corp.
16,000	4.875		07/15/22	16,140
15,000	4.000		10/01/22	14,981

				501,499

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Financial Company – 1.5%
BCD Acquisition, Inc.
$30,000	9.625	%(a)	09/15/23	$ 31,500
Blackstone CQP Holdco LP
150,000	6.500	(a)	03/20/21	150,375
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
100,000	6.000		08/01/20	100,375
60,000	5.875		02/01/22	60,825
110,000	6.750		02/01/24	113,162
176,000	6.375		12/15/25	178,200
Quicken Loans, Inc.
8,000	5.750	(a)	05/01/25	7,932
272,000	5.250	(a)	01/15/28	258,214
Vertiv Intermediate Holding Corp.
50,000	12.000	(a)	02/15/22	48,813

				949,396

Food & Staples Retailing – 0.6%
Fresh Market, Inc. (The)
242,000	9.750	(a)	05/01/23	183,315
Rite Aid Corp.
243,000	6.125	(a)	04/01/23	201,083

				384,398

Food and Beverage – 0.7%
Aramark Services, Inc.
208,000	5.000	(a)	02/01/28	207,480
Golden Nugget, Inc.
236,000	6.750	(a)	10/15/24	235,410

				442,890

Food Products – 1.5%
Lamb Weston Holdings, Inc.
140,000	4.625	(a)	11/01/24	140,700
Pilgrim’s Pride Corp.
208,000	5.875	(a)	09/30/27	211,900
Post Holdings, Inc.
60,000	5.500	(a)	03/01/25	60,825
306,000	5.000	(a)	08/15/26	300,645
237,000	5.750	(a)	03/01/27	239,370

				953,440

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Hardware – 1.3%
CDW LLC / CDW Finance Corp.
$40,000	5.000%		09/01/23	$ 40,700
105,000	5.500		12/01/24	109,856
150,000	5.000		09/01/25	152,438
CommScope Technologies LLC
102,000	5.000	(a)	03/15/27	87,210
CommScope, Inc.
280,000	5.500	(a)	03/01/24	282,800
110,000	6.000	(a)	03/01/26	110,275
40,000	8.250	(a)	03/01/27	39,800

				823,079

Health Care Equipment & Supplies – 0.4%
Hologic, Inc.
230,000	4.375	(a)	10/15/25	228,275
40,000	4.625	(a)	02/01/28	39,300

				267,575

Health Care Providers & Services – 3.7%
Centene Corp.
160,000	6.125		02/15/24	168,200
125,000	4.750		01/15/25	127,812
DaVita, Inc.
410,000	5.125		07/15/24	401,287
Encompass Health Corp.
150,000	5.750		11/01/24	151,688
Envision Healthcare Corp.
150,000	8.750	(a)	10/15/26	127,125
Tenet Healthcare Corp.
177,000	4.750		06/01/20	178,770
200,000	8.125		04/01/22	210,500
172,000	6.750		06/15/23	172,000
300,000	4.625		07/15/24	300,000
300,000	5.125		05/01/25	299,250
202,000	7.000		08/01/25	200,990

				2,337,622

Healthcare – 3.3%
CHS/Community Health Systems, Inc.
170,000	5.125		08/01/21	166,812

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
CHS/Community Health Systems, Inc. – (continued)
$55,000	6.875%		02/01/22	$ 37,468
432,000	6.250		03/31/23	413,640
125,000	11.000	(a)	06/30/23	101,250
149,000	8.625	(a)	01/15/24	149,559
188,000	8.125	(a)	06/30/24	141,000
145,000	8.000	(a)	03/15/26	139,744
HCA, Inc.
70,000	7.500		02/15/22	77,088
159,000	5.375		02/01/25	166,751
120,000	5.875		02/15/26	127,650
275,000	5.375		09/01/26	287,375
110,000	5.625		09/01/28	115,225
120,000	5.875		02/01/29	127,800

				2,051,362

Hotels, Restaurants & Leisure – 1.9%
Boyd Gaming Corp.
129,000	6.000		08/15/26	130,935
Churchill Downs, Inc.
140,000	5.500	(a)	04/01/27	142,800
Diamond Resorts International, Inc.
54,000	7.750	(a)	09/01/23	53,797
Eldorado Resorts, Inc.
144,000	6.000		04/01/25	147,060
MGM Resorts International
78,000	6.625		12/15/21	83,460
138,000	6.000		03/15/23	146,280
116,000	5.750		06/15/25	121,945
120,000	4.625		09/01/26	117,300
109,000	5.500		04/15/27	110,499
Six Flags Entertainment Corp.
136,000	4.875	(a)	07/31/24	135,660

				1,189,736

Household & Leisure – 0.2%
Prestige Brands, Inc.
100,000	6.375	(a)	03/01/24	103,125

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Durables – 1.4%
Lennar Corp.
$150,000	4.125%		01/15/22	$ 151,500
50,000	4.500		04/30/24	50,750
55,000	4.750		05/30/25	55,825
140,000	4.750		11/29/27	141,750
PulteGroup, Inc.
105,000	4.250		03/01/21	106,050
121,000	5.500		03/01/26	126,748
115,000	5.000		01/15/27	116,725
Tempur Sealy International, Inc.
150,000	5.625		10/15/23	153,000

				902,348

Independent Power & Renewable Electricity Producers – 1.9%
AES Corp.
60,000	4.000		03/15/21	60,525
150,000	4.500		03/15/23	152,063
125,000	5.500		04/15/25	129,375
37,000	6.000		05/15/26	38,989
55,000	5.125		09/01/27	56,512
Calpine Corp.
112,000	5.375		01/15/23	111,300
70,000	5.875	(a)	01/15/24	70,787
99,000	5.500		02/01/24	96,525
220,000	5.750		01/15/25	213,675
8,000	5.250	(a)	06/01/26	7,850
NRG Energy, Inc.
5,000	6.250		05/01/24	5,156
140,000	7.250		05/15/26	152,075
36,000	6.625		01/15/27	38,475
80,000	5.750		01/15/28	84,200

				1,217,507

Insurance – 0.7%
Acrisure LLC / Acrisure Finance, Inc.
153,000	8.125	(a)	02/15/24	157,972
75,000	7.000	(a)	11/15/25	68,344

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
HUB International Ltd.
$207,000	7.000	%(a)	05/01/26	$ 204,413

				430,729

Interactive Media & Services – 0.2%
Rackspace Hosting, Inc.
180,000	8.625	(a)	11/15/24	157,500

IT Services – 0.5%
First Data Corp.
50,000	5.375	(a)	08/15/23	50,844
256,000	5.750	(a)	01/15/24	262,400

				313,244

Leisure Products – 0.3%
Mattel, Inc.
175,000	6.750	(a)	12/31/25	173,250

Life Sciences Tools & Services – 0.1%
Avantor, Inc.
50,000	9.000	(a)	10/01/25	54,875

Machinery – 0.6%
Colfax Corp.
120,000	6.000	(a)	02/15/24	124,500
Navistar International Corp.
245,000	6.625	(a)	11/01/25	251,125

				375,625

Media – 1.5%
AMC Networks, Inc.
120,000	4.750		12/15/22	121,050
70,000	5.000		04/01/24	69,650
Cablevision Systems Corp.
130,000	5.875		09/15/22	134,875
Gray Television, Inc.
60,000	5.125	(a)	10/15/24	60,675
75,000	5.875	(a)	07/15/26	77,250
Lamar Media Corp.
170,000	5.000		05/01/23	172,337
20,000	5.375		01/15/24	20,463
TEGNA, Inc.
145,000	6.375		10/15/23	149,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Tribune Media Co.
$110,000	5.875%		07/15/22	$ 112,200

				917,850

Metals – 0.3%
Novelis Corp.
196,000	5.875	(a)	09/30/26	191,835

Metals & Mining – 1.6%
Allegheny Technologies, Inc.
50,000	5.950		01/15/21	49,750
50,000	7.875		08/15/23	52,750
Cleveland-Cliffs, Inc.
200,000	4.875	(a)	01/15/24	200,000
Freeport-McMoRan, Inc.
122,000	4.000		11/14/21	123,220
95,000	3.550		03/01/22	93,931
76,000	6.875		02/15/23	79,990
100,000	3.875		03/15/23	96,500
Steel Dynamics, Inc.
190,000	5.500		10/01/24	195,700
United States Steel Corp.
91,000	6.875		08/15/25	79,284
84,000	6.250		03/15/26	69,510

				1,040,635

Natural Gas – 4.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
181,000	5.500		05/20/25	185,072
133,000	5.750		05/20/27	135,993
Antero Midstream Partners LP / Antero Midstream Finance Corp.
75,000	5.750	(a)	03/01/27	75,750
Cheniere Corpus Christi Holdings LLC
451,000	7.000		06/30/24	506,247
50,000	5.125		06/30/27	52,125
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
60,000	6.250		04/01/23	60,900
80,000	5.750		04/01/25	81,000
150,000	5.625	(a)	05/01/27	147,375
Ferrellgas LP / Ferrellgas Finance Corp.
150,000	6.750		06/15/23	130,125

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Natural Gas – (continued)
Genesis Energy LP / Genesis Energy Finance Corp.
$90,000	6.750%		08/01/22	$ 89,775
NGL Energy Partners LP / NGL Energy Finance Corp.
91,000	7.500		11/01/23	94,185
NuStar Logistics LP
120,000	4.800		09/01/20	120,900
133,000	6.000		06/01/26	132,668
29,000	5.625		04/28/27	28,275
PBF Logistics LP / PBF Logistics Finance Corp.
42,000	6.875		05/15/23	42,630
Sunoco LP / Sunoco Finance Corp.
100,000	6.000	(a)	04/15/27	102,125
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
140,000	4.750	(a)	10/01/23	141,925
100,000	5.500	(a)	09/15/24	102,500
30,000	5.500	(a)	01/15/28	30,375
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
10,000	6.750		03/15/24	10,387
186,000	5.125		02/01/25	187,163
347,000	5.875		04/15/26	359,579
75,000	5.000		01/15/28	72,750

				2,889,824

Oil, Gas & Consumable Fuels – 5.8%
Antero Resources Corp.
7,000	5.125		12/01/22	6,965
220,000	5.625		06/01/23	217,800
California Resources Corp.
140,000	8.000	(a)	12/15/22	98,000
Cheniere Energy Partners LP
100,000	5.625	(a)	10/01/26	101,750
Chesapeake Energy Corp.
200,000	4.875		04/15/22	192,500
10,000	7.000		10/01/24	9,050
90,000	8.000		01/15/25	82,800
171,000	8.000	(a)	03/15/26	155,182
55,000	8.000		06/15/27	48,675

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
CNX Resources Corp.
$170,000	5.875%		04/15/22	$ 162,775
Denbury Resources, Inc.
30,000	9.000	(a)	05/15/21	29,175
88,000	9.250	(a)	03/31/22	84,920
Diamondback Energy, Inc.
170,000	4.750		11/01/24	172,975
79,000	5.375		05/31/25	82,160
EnLink Midstream Partners LP
221,000	4.400		04/01/24	219,126
2,000	4.150		06/01/25	1,933
80,000	4.850		07/15/26	78,982
Extraction Oil & Gas, Inc.
70,000	7.375	(a)	05/15/24	60,550
63,000	5.625	(a)	02/01/26	49,770
Gulfport Energy Corp.
100,000	6.000		10/15/24	82,500
148,000	6.375		05/15/25	123,580
Oasis Petroleum, Inc.
100,000	6.875		03/15/22	98,000
60,000	6.250	(a)	05/01/26	53,100
PDC Energy, Inc.
75,000	6.125		09/15/24	72,000
Peabody Energy Corp.
100,000	6.000	(a)	03/31/22	99,750
40,000	6.375	(a)	03/31/25	39,000
QEP Resources, Inc.
61,000	5.375		10/01/22	58,255
Range Resources Corp.
248,000	5.000		08/15/22	234,360
80,000	4.875		05/15/25	70,000
Sanchez Energy Corp.
60,000	7.750		06/15/21	6,900
180,000	6.125		01/15/23	20,700
40,000	7.250	(a)	02/15/23	34,200
SM Energy Co.
3,000	6.125		11/15/22	2,918
25,000	5.000		01/15/24	22,125

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
SM Energy Co. – (continued)
$12,000	5.625%		06/01/25	$ 10,500
64,000	6.750		09/15/26	56,960
60,000	6.625		01/15/27	52,800
Southwestern Energy Co.
140,000	6.200		01/23/25	130,900
Whiting Petroleum Corp.
110,000	5.750		03/15/21	109,175
129,000	6.625		01/15/26	118,358
WPX Energy, Inc.
36,000	6.000		01/15/22	36,810
210,000	5.250		09/15/24	207,375
60,000	5.750		06/01/26	59,700

				3,655,054

Personal Products – 0.1%
Edgewell Personal Care Co.
50,000	4.700		05/24/22	50,125

Pharmaceuticals – 3.0%
Bausch Health Americas, Inc.
70,000	9.250	(a)	04/01/26	75,950
250,000	8.500	(a)	01/31/27	264,375
Bausch Health Cos., Inc.
102,000	5.500	(a)	03/01/23	102,637
67,000	5.875	(a)	05/15/23	67,586
184,000	7.000	(a)	03/15/24	193,200
279,000	6.125	(a)	04/15/25	273,769
142,000	5.500	(a)	11/01/25	143,420
246,000	5.750	(a)	08/15/27	249,690
150,000	7.000	(a)	01/15/28	149,250
155,000	7.250	(a)	05/30/29	155,000
Mallinckrodt International Finance SA
150,000	4.750		04/15/23	92,250
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
100,000	5.750	(a)	08/01/22	81,750
100,000	5.500	(a)	04/15/25	64,375

				1,913,252

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Professional Services – 0.4%
Dun & Bradstreet Corp. (The)
$86,000	6.875	%(a)	08/15/26	$ 88,365
140,000	10.250	(a)	02/15/27	144,200

				232,565

Real Estate Management & Development – 0.2%
Howard Hughes Corp. (The)
108,000	5.375	(a)	03/15/25	106,650

REITs and Real Estate – 0.4%
CBL & Associates LP
100,000	5.250		12/01/23	70,000
41,000	5.950		12/15/26	27,265
Kennedy-Wilson, Inc.
95,000	5.875		04/01/24	95,000
Realogy Group LLC / Realogy Co.-Issuer Corp.
56,000	4.875	(a)	06/01/23	51,660
				243,925

Rental Equipment – 0.3%
Hertz Corp. (The)
61,000	7.625	(a)	06/01/22	62,068
160,000	5.500	(a)	10/15/24	135,200

				197,268

Software – 1.9%
Banff Merger Sub, Inc.
254,000	9.750	(a)	09/01/26	243,840
Infor US, Inc.
224,000	6.500		05/15/22	227,080
Refinitiv US Holdings, Inc.
250,000	6.250	(a)	05/15/26	252,812
120,000	8.250	(a)	11/15/26	120,000
Solera LLC / Solera Finance, Inc.
220,000	10.500	(a)	03/01/24	238,425
SS&C Technologies, Inc.
110,000	5.500	(a)	09/30/27	111,925

				1,194,082

Specialty Retail – 0.8%
L Brands, Inc.
30,000	5.625		02/15/22	30,975
122,000	5.250		02/01/28	109,800

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Specialty Retail – (continued)
Penske Automotive Group, Inc.
$60,000	5.750%		10/01/22	$ 60,975
20,000	5.500		05/15/26	19,925
Staples, Inc.
70,000	7.500	(a)	04/15/26	67,550
221,000	10.750	(a)	04/15/27	211,608

				500,833

Technology – 1.3%
Dell International LLC / EMC Corp.
290,000	5.875	(a)	06/15/21	294,350
55,000	7.125	(a)	06/15/24	57,956
Dell, Inc.
130,000	4.625		04/01/21	131,788
Exela Intermediate LLC / Exela Finance, Inc.
40,000	10.000	(a)	07/15/23	31,900
Harland Clarke Holdings Corp.
134,000	8.375	(a)	08/15/22	114,905
Verscend Escrow Corp.
167,000	9.750	(a)	08/15/26	177,020
				807,919
Technology Hardware, Storage & Peripherals - 0.3%
EMC Corp.
110,000	2.650		06/01/20	109,175
Xerox Corp.
80,000	4.125		03/15/23	79,048

				188,223

Textiles, Apparel & Luxury Goods – 0.3%
Hanesbrands, Inc.
177,000	4.625	(a)	05/15/24	176,779

Thrifts & Mortgage Finance – 0.3%
Nationstar Mortgage Holdings, Inc.
182,000	8.125	(a)	07/15/23	182,455

Wireless – 3.8%
CSC Holdings LLC
200,000	5.125	(a)	12/15/21	200,500
240,000	6.500	(a)	02/01/29	255,000
Sprint Capital Corp.
145,000	6.875		11/15/28	150,800

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – (continued)
Sprint Capital Corp. – (continued)
$120,000	8.750%		03/15/32	$ 138,150
Sprint Communications, Inc.
60,000	7.000		08/15/20	62,250
370,000	6.000		11/15/22	378,787
T-Mobile USA, Inc.
150,000	4.000		04/15/22	151,313
153,000	6.000		03/01/23	156,825
150,000	6.500		01/15/24	155,156
110,000	6.000		04/15/24	114,331
300,000	6.375		03/01/25	311,625
175,000	5.125		04/15/25	178,281
5,000	6.500		01/15/26	5,275
115,000	5.375		04/15/27	119,744

				2,378,037

Wireless Telecommunication Services – 1.5%
Sprint Corp.
10,000	7.250		09/15/21	10,538
195,000	7.875		09/15/23	209,625
315,000	7.125		06/15/24	329,175
300,000	7.625		02/15/25	318,375
95,000	7.625		03/01/26	101,175

				968,888

Wirelines – 1.1%
Level 3 Financing, Inc.
190,000	6.125		01/15/21	190,950
5,000	5.375		01/15/24	5,038
265,000	5.375		05/01/25	267,650
Zayo Group LLC / Zayo Capital, Inc.
250,000	6.375		05/15/25	257,500

				721,138

TOTAL CORPORATE OBLIGATIONS (Cost $59,075,633)				$58,833,151

Foreign Corporate Debt - 3.8%
Aerospace & Defense – 1.3%
Bombardier, Inc. (Canada)
$84,000	8.750	%(a)	12/01/21	$ 91,140

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Aerospace & Defense – (continued)
Bombardier, Inc. (Canada) – (continued)
$208,000	6.000	%(a)	10/15/22	$ 203,320
185,000	6.125	(a)	01/15/23	179,912
95,000	7.500	(a)	12/01/24	94,288
40,000	7.500	(a)	03/15/25	38,900
260,000	7.875	(a)	04/15/27	250,900

				858,460

Basic Industry – 0.6%
NOVA Chemicals Corp. (Canada)
70,000	5.250	(a)	08/01/23	69,839
280,000	5.000	(a)	05/01/25	266,084
75,000	5.250	(a)	06/01/27	70,054

				405,977

Consumer Cyclical – 0.5%
1011778 BC ULC / New Red Finance, Inc. (Canada)
250,000	4.250	(a)	05/15/24	248,438
60,000	5.000	(a)	10/15/25	59,100

				307,538

Household Durables – 0.1%
Brookfield Residential Properties, Inc. (Canada)
60,000	6.500	(a)	12/15/20	60,288

Metals & Mining – 0.4%
First Quantum Minerals Ltd. (Zambia)
200,000	7.500	(a)	04/01/25	179,500
Hudbay Minerals, Inc. (Canada)
56,000	7.625	(a)	01/15/25	56,280

				235,780

Oil, Gas & Consumable Fuels – 0.6%
MEG Energy Corp. (Canada)
100,000	6.375	(a)	01/30/23	88,625
230,000	6.500	(a)	01/15/25	221,950
Seven Generations Energy Ltd. (Canada)
50,000	6.750	(a)	05/01/23	50,562

				361,137

Software – 0.3%
Open Text Corp. (Canada)
60,000	5.625	(a)	01/15/23	61,350

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Software – (continued)
Open Text Corp. (Canada) – (continued)
$100,000	5.875	%(a)	06/01/26	$ 104,750

				166,100

TOTAL FOREIGN CORPORATE DEBT (Cost $2,453,147)				$ 2,395,280

Principal Amount	Interest Rate			Value

Investment Company – 1.3%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$849,222	2.340%			$ 849,222
(Cost $849,222)

TOTAL INVESTMENTS – 98.5% (Cost $62,378,002)				$62,077,653

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%				917,161

NET ASSETS - 100.0%				$62,994,814

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS HIGH YIELD CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019	Shares as of May 31, 2019	Interest Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$885,984	$30,100,310	$(30,137,072)	$849,222	849,222	$11,117

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACCESS HIGH YIELD CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$58,833,151	$—
Foreign Corporate Debt	—	2,395,280	—
Investment Company	849,222	—	—

Total	$849,222	$61,228,431	$—

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Inflation Indexed Bonds – 99.2%
U.S. Treasury Inflation Indexed Bonds
$349,683	1.250%	07/15/20	$ 352,705
499,808	0.125	04/15/21	494,990
1,075,949	0.125	01/15/22	1,068,723
991,827	0.375	07/15/23	997,670
569,782	0.625	01/15/24	577,744
1,036,556	0.375	07/15/25	1,041,957
970,594	0.375	07/15/27	973,542
1,097,536	0.500	01/15/28	1,108,475
631,114	0.750	02/15/42	636,039
373,840	0.875	02/15/47	384,556
92,776	1.000	02/15/48	98,505

TOTAL INVESTMENTS – 99.2% (Cost $7,548,062)			$7,734,906

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			64,426

NET ASSETS – 100.0%			$7,799,332

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACCESS INFLATION PROTECTED USD BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACCESS INFLATION PROTECTED USD BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets(a)
Fixed Income
U.S. Treasury Inflation Indexed Bonds	$7,283,696	$451,210	$—

Total	$7,283,696	$451,210	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 75.1%
Advertising – 0.1%
Omnicom Group, Inc. / Omnicom Capital, Inc.
$50,000	4.450%	08/15/20	$ 51,043
400,000	3.600	04/15/26	402,729

			453,772

Aerospace & Defense – 1.9%
Arconic, Inc.
250,000	6.150	08/15/20	256,439
Boeing Co. (The)
100,000	3.900	05/01/49	101,290
General Dynamics Corp.
290,000	2.875	05/11/20	291,014
1,000,000	3.000	05/11/21	1,014,106
150,000	3.750	05/15/28	160,470
Lockheed Martin Corp.
50,000	2.900	03/01/25	50,283
310,000	4.070	12/15/42	326,015
60,000	3.800	03/01/45	60,116
180,000	4.700	05/15/46	208,574
200,000	4.090	09/15/52	210,195
Northrop Grumman Corp.
95,000	2.550	10/15/22	94,711
400,000	2.930	01/15/25	401,160
290,000	3.200	02/01/27	290,133
500,000	3.250	01/15/28	500,542
240,000	4.030	10/15/47	243,913
Raytheon Co.
790,000	2.500	12/15/22	792,571
Rockwell Collins, Inc.
50,000	3.200	03/15/24	50,646
900,000	3.500	03/15/27	910,054
United Technologies Corp.
372,000	1.950	11/01/21	366,956
250,000	3.650	08/16/23	259,567
695,000	3.125	05/04/27	695,168
100,000	6.125	07/15/38	126,065
180,000	4.450	11/16/38	193,550
435,000	5.700	04/15/40	530,447
490,000	4.500	06/01/42	519,114
200,000	4.150	05/15/45	201,821

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
United Technologies Corp. – (continued)
$140,000	3.750%		11/01/46	$ 134,296
340,000	4.625		11/16/48	371,289

				9,360,505

Air Freight & Logistics – 0.5%
FedEx Corp.
660,000	5.100		01/15/44	698,440
240,000	4.750		11/15/45	241,150
230,000	4.550		04/01/46	225,516
120,000	4.400		01/15/47	115,033
United Parcel Service, Inc.
1,000,000	2.450		10/01/22	1,009,886
330,000	3.750		11/15/47	321,105

				2,611,130

Automobiles – 0.5%
Ford Motor Co.
300,000	4.346		12/08/26	293,586
370,000	7.450		07/16/31	419,745
320,000	4.750		01/15/43	263,597
100,000	5.291		12/08/46	87,620
General Motors Co.
340,000	5.000		10/01/28	343,917
300,000	6.600		04/01/36	319,898
300,000	6.250		10/02/43	301,541
520,000	5.400		04/01/48	484,604

				2,514,508

Banks – 13.2%
Bank of America Corp. (3M USD LIBOR + 0.780%)
135,000	3.550	(a)	03/05/24	137,950
(3M USD LIBOR + 1.512%)
540,000	3.705	(a)	04/24/28	550,931
370,000	7.750		05/14/38	527,022
Bank of America Corp., GMTN
1,405,000	3.300		01/11/23	1,432,263
50,000	3.500		04/19/26	51,041
Bank of America Corp., Series L
540,000	2.250		04/21/20	539,142
50,000	3.950		04/21/25	51,417
250,000	4.183		11/25/27	258,311

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp., MTN
$250,000	5.625%		07/01/20	$ 258,220
190,000	2.625		10/19/20	190,078
90,000	2.151		11/09/20	89,556
324,000	5.000		05/13/21	339,189
50,000	2.503		10/21/22	49,669
(3M USD LIBOR + 1.160%)
1,500,000	3.124	(a)	01/20/23	1,510,772
720,000	4.000		04/01/24	755,076
710,000	4.200		08/26/24	742,928
850,000	4.000		01/22/25	876,915
580,000	3.875		08/01/25	607,089
50,000	4.450		03/03/26	52,832
400,000	4.250		10/22/26	417,301
880,000	3.248		10/21/27	877,271
(3M USD LIBOR + 1.310%)
1,000,000	4.271	(a)	07/23/29	1,059,956
370,000	5.875		02/07/42	474,943
320,000	5.000		01/21/44	371,007
BB&T Corp., MTN
140,000	2.150		02/01/21	139,186
150,000	2.050		05/10/21	148,524
140,000	2.750		04/01/22	141,076
500,000	3.050		06/20/22	508,456
380,000	2.850		10/26/24	383,314
Capital One Bank USA NA
400,000	3.375		02/15/23	400,929
Citibank NA (3M USD LIBOR + 0.596%)
500,000	2.844	(a)	05/20/22	501,671
910,000	3.650		01/23/24	945,973
Citigroup, Inc.
405,000	2.650		10/26/20	405,539
110,000	2.700		03/30/21	110,077
380,000	2.350		08/02/21	377,881
1,750,000	2.900		12/08/21	1,757,223
780,000	4.500		01/14/22	815,430
200,000	2.700		10/27/22	199,617

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc. – (continued)
$500,000	3.500%	05/15/23	$ 509,893
130,000	3.875	10/25/23	135,993
90,000	4.000	08/05/24	93,473
535,000	3.875	03/26/25	548,994
190,000	3.300	04/27/25	193,236
150,000	4.400	06/10/25	157,228
80,000	5.500	09/13/25	88,917
225,000	3.700	01/12/26	232,529
40,000	4.600	03/09/26	42,466
800,000	3.400	05/01/26	810,234
360,000	3.200	10/21/26	358,243
40,000	4.300	11/20/26	41,733
827,000	4.450	09/29/27	864,932
240,000	4.125	07/25/28	245,683
240,000	6.625	06/15/32	303,412
210,000	8.125	07/15/39	326,643
230,000	6.675	09/13/43	307,439
150,000	5.300	05/06/44	176,422
310,000	4.650	07/30/45	341,454
170,000	4.750	05/18/46	182,311
320,000	4.650	07/23/48	354,121
Discover Bank
300,000	4.200	08/08/23	316,278
Fifth Third Bancorp
750,000	4.300	01/16/24	796,163
230,000	8.250	03/01/38	333,366
Fifth Third Bank/Cincinnati OH
200,000	2.200	10/30/20	199,338
HSBC Bank USA NA
300,000	5.625	08/15/35	349,786
HSBC USA, Inc.
450,000	2.750	08/07/20	451,291
Huntington Bancshares, Inc.
840,000	3.150	03/14/21	848,575
250,000	2.300	01/14/22	248,296
JPMorgan Chase & Co.
430,000	4.250	10/15/20	439,940
540,000	2.550	10/29/20	540,061

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co. – (continued)
$1,650,000	2.550%		03/01/21	$ 1,650,582
330,000	2.400		06/07/21	329,168
577,000	4.500		01/24/22	604,473
660,000	3.250		09/23/22	671,725
117,000	2.972		01/15/23	117,899
140,000	3.200		01/25/23	142,385
(3M USD LIBOR + 0.935%)
200,000	2.776	(a)	04/25/23	199,877
60,000	3.375		05/01/23	61,364
250,000	2.700		05/18/23	249,403
150,000	3.875		02/01/24	157,259
360,000	3.875		09/10/24	374,533
80,000	3.125		01/23/25	80,569
1,400,000	3.300		04/01/26	1,422,290
460,000	3.200		06/15/26	463,180
400,000	4.125		12/15/26	419,308
(3M USD LIBOR + 1.245%)
200,000	3.960	(a)	01/29/27	209,558
470,000	4.250		10/01/27	495,030
540,000	3.625		12/01/27	545,380
(3M USD LIBOR + 1.337%)
215,000	3.782	(a)	02/01/28	221,675
550,000	6.400		05/15/38	732,036
175,000	5.500		10/15/40	215,893
110,000	5.600		07/15/41	137,552
180,000	5.400		01/06/42	221,511
400,000	5.625		08/16/43	495,431
150,000	4.850		02/01/44	172,430
230,000	4.950		06/01/45	263,182
JPMorgan Chase & Co., MTN
1,000,000	2.295		08/15/21	996,901
PNC Bank NA
500,000	2.500		01/22/21	499,809
250,000	2.950		01/30/23	252,748
420,000	3.100		10/25/27	425,748
PNC Bank NA, MTN
260,000	2.600		07/21/20	260,680

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
PNC Bank NA, MTN – (continued)
$550,000	3.250%	06/01/25	$ 564,069
PNC Financial Services Group, Inc. (The)
740,000	4.375	08/11/20	756,749
225,000	3.500	01/23/24	233,429
120,000	3.900	04/29/24	125,445
125,000	3.150	05/19/27	127,770
270,000	3.450	04/23/29	274,790
SunTrust Bank/Atlanta Ga
320,000	2.450	08/01/22	318,893
1,150,000	3.300	05/15/26	1,156,889
SunTrust Banks, Inc.
300,000	2.900	03/03/21	301,973
US Bancorp, MTN
50,000	2.350	01/29/21	49,966
1,000,000	3.000	03/15/22	1,014,432
550,000	3.700	01/30/24	578,203
550,000	3.600	09/11/24	574,142
540,000	3.100	04/27/26	546,317
400,000	3.900	04/26/28	433,793
US Bank NA
300,000	3.000	02/04/21	302,961
Wells Fargo & Co.
1,100,000	3.000	04/22/26	1,094,317
250,000	5.375	02/07/35	294,377
550,000	5.375	11/02/43	640,485
450,000	5.606	01/15/44	534,842
300,000	3.900	05/01/45	305,720
Wells Fargo & Co., GMTN
50,000	4.300	07/22/27	52,579
1,300,000	4.900	11/17/45	1,446,098
Wells Fargo & Co., MTN
690,000	3.000	01/22/21	694,747
1,628,000	3.500	03/08/22	1,673,154
1,500,000	2.625	07/22/22	1,496,803
200,000	3.000	02/19/25	200,607
560,000	3.550	09/29/25	576,236
1,545,000	4.100	06/03/26	1,605,153
(3M USD LIBOR + 1.310%)

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co., MTN – (continued)
$1,310,000	3.584	%(a)	05/22/28	$ 1,332,109
510,000	4.150		01/24/29	538,981
Wells Fargo Bank NA
2,100,000	2.600		01/15/21	2,104,255

				64,934,088

Basic Industry – 0.2%
Rohm & Haas Co.
890,000	7.850		07/15/29	1,162,536

Beverages – 1.0%
Coca-Cola Co. (The)
1,000,000	1.875		10/27/20	993,263
50,000	2.450		11/01/20	50,129
60,000	3.150		11/15/20	60,709
500,000	2.875		10/27/25	509,564
380,000	2.250		09/01/26	371,106
Molson Coors Brewing Co.
780,000	3.000		07/15/26	756,239
140,000	5.000		05/01/42	140,986
150,000	4.200		07/15/46	136,079
PepsiCo, Inc.
50,000	3.125		11/01/20	50,425
110,000	2.750		04/30/25	110,882
500,000	2.850		02/24/26	504,667
620,000	4.450		04/14/46	708,141
330,000	3.450		10/06/46	326,731
30,000	4.000		05/02/47	32,168

				4,751,089

Biotechnology – 3.2%
AbbVie, Inc.
500,000	2.500		05/14/20	498,966
1,790,000	2.900		11/06/22	1,792,266
337,000	3.600		05/14/25	344,243
190,000	3.200		05/14/26	188,131
350,000	4.250		11/14/28	361,597
1,274,000	4.500		05/14/35	1,275,257
150,000	4.300		05/14/36	146,935
210,000	4.400		11/06/42	198,709
175,000	4.700		05/14/45	170,801

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology – (continued)
AbbVie, Inc. – (continued)
$190,000	4.450%	05/14/46	$ 180,343
200,000	4.875	11/14/48	201,187
Amgen, Inc.
500,000	2.125	05/01/20	497,859
680,000	3.450	10/01/20	688,656
240,000	3.875	11/15/21	247,059
145,000	2.650	05/11/22	145,033
100,000	3.625	05/22/24	103,443
430,000	2.600	08/19/26	413,974
402,000	4.400	05/01/45	403,613
780,000	4.663	06/15/51	807,131
Biogen, Inc.
180,000	2.900	09/15/20	180,650
307,000	3.625	09/15/22	313,597
300,000	4.050	09/15/25	312,196
180,000	5.200	09/15/45	198,614
Celgene Corp.
130,000	3.250	08/15/22	132,855
500,000	3.625	05/15/24	509,589
580,000	3.875	08/15/25	605,067
600,000	3.450	11/15/27	611,159
50,000	3.900	02/20/28	53,004
380,000	5.000	08/15/45	436,059
320,000	4.550	02/20/48	346,541
Gilead Sciences, Inc.
50,000	2.550	09/01/20	50,012
700,000	2.500	09/01/23	694,758
800,000	3.500	02/01/25	825,537
200,000	4.600	09/01/35	218,084
250,000	4.800	04/01/44	271,278
570,000	4.500	02/01/45	583,358
350,000	4.750	03/01/46	377,014
190,000	4.150	03/01/47	189,519

			15,574,094

Broadcasting – 0.2%
Discovery Communications LLC
375,000	3.950	03/20/28	375,069

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Broadcasting – (continued)
Discovery Communications LLC – (continued)
$440,000	5.200%	09/20/47	$ 438,972

			814,041

Capital Goods – 0.4%
Caterpillar Financial Services Corp.
520,000	1.700	08/09/21	512,171
Caterpillar Financial Services Corp., GMTN
1,050,000	1.850	09/04/20	1,045,029
John Deere Capital Corp., MTN
250,000	2.800	03/06/23	251,891

			1,809,091

Capital Markets – 3.5%
Bank of New York Mellon Corp. (The), MTN
470,000	2.600	08/17/20	470,852
270,000	2.050	05/03/21	268,352
263,000	2.600	02/07/22	264,882
120,000	3.450	08/11/23	123,870
570,000	2.200	08/16/23	559,863
20,000	2.800	05/04/26	20,059
590,000	3.250	05/16/27	604,325
60,000	3.300	08/23/29	60,492
Bank of New York Mellon Corp. (The), Series G
340,000	3.000	02/24/25	344,534
BlackRock, Inc.
200,000	3.500	03/18/24	209,797
Intercontinental Exchange, Inc.
850,000	2.750	12/01/20	852,000
50,000	4.000	10/15/23	52,855
320,000	3.750	12/01/25	338,109
240,000	4.250	09/21/48	259,179
Morgan Stanley
40,000	2.800	06/16/20	40,078
260,000	5.750	01/25/21	272,706
1,535,000	2.750	05/19/22	1,535,508
200,000	5.000	11/24/25	217,821
30,000	3.625	01/20/27	30,691
286,000	3.950	04/23/27	292,018
156,000	6.375	07/24/42	209,143
370,000	4.300	01/27/45	390,010
130,000	4.375	01/22/47	138,492

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Capital Markets – (continued)
Morgan Stanley, GMTN
$1,070,000	2.500%		04/21/21	$ 1,067,375
1,245,000	5.500		07/28/21	1,318,398
40,000	3.125		01/23/23	40,406
300,000	3.750		02/25/23	309,927
25,000	3.700		10/23/24	25,851
60,000	4.000		07/23/25	62,909
730,000	3.875		01/27/26	760,114
300,000	4.350		09/08/26	314,441
Morgan Stanley, MTN
630,000	2.625		11/17/21	627,970
800,000	4.100		05/22/23	833,369
720,000	3.125		07/27/26	718,836
Morgan Stanley, Series F
1,055,000	3.875		04/29/24	1,100,397
State Street Corp.
1,200,000	3.100		05/15/23	1,224,271
545,000	3.700		11/20/23	569,790
60,000	3.300		12/16/24	61,698
300,000	3.550		08/18/25	313,726
180,000	2.650		05/19/26	178,770

				17,083,884

Chemicals – 0.8%
Dow Chemical Co. (The)
1,000,000	3.000		11/15/22	1,008,490
140,000	9.400		05/15/39	220,151
100,000	5.250		11/15/41	106,311
25,000	5.550	(b)	11/30/48	28,079
DowDuPont, Inc.
50,000	3.766		11/15/20	50,899
500,000	4.205		11/15/23	526,165
430,000	5.319		11/15/38	490,514
250,000	5.419		11/15/48	282,935
Sherwin-Williams Co. (The)
710,000	2.250		05/15/20	706,467
200,000	2.750		06/01/22	199,943
500,000	3.450		06/01/27	500,455

				4,120,409

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Communications – 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
$710,000	3.579%	07/23/20	$ 716,003
170,000	4.464	07/23/22	176,512
240,000	3.750	02/15/28	235,111
370,000	4.200	03/15/28	373,782
670,000	5.050	03/30/29	716,783
180,000	6.384	10/23/35	202,067
130,000	5.375	04/01/38	133,205
450,000	6.484	10/23/45	508,151
580,000	5.375	05/01/47	580,554
320,000	5.750	04/01/48	337,802
Time Warner Cable LLC
50,000	6.550	05/01/37	55,156
470,000	7.300	07/01/38	549,000
400,000	6.750	06/15/39	444,766
160,000	5.875	11/15/40	165,422
250,000	5.500	09/01/41	250,673
170,000	4.500	09/15/42	151,542
Time Warner Entertainment Co. LP
50,000	8.375	03/15/23	58,475

			5,655,004

Communications Equipment – 0.3%
Cisco Systems, Inc.
150,000	1.850	09/20/21	148,438
360,000	3.625	03/04/24	379,850
610,000	5.900	02/15/39	811,046
270,000	5.500	01/15/40	344,185

			1,683,519

Consumer Cyclical – 1.5%
American Honda Finance Corp., GMTN
50,000	2.650	02/12/21	50,207
Ford Motor Credit Co. LLC
300,000	5.750	02/01/21	310,781
300,000	3.336	03/18/21	299,296
555,000	5.875	08/02/21	580,321
520,000	5.596	01/07/22	544,698
250,000	4.375	08/06/23	250,796
300,000	3.664	09/08/24	286,767

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Cyclical – (continued)
Ford Motor Credit Co. LLC – (continued)
$376,000	4.134%	08/04/25	$ 364,850
General Motors Financial Co., Inc.
600,000	3.200	07/06/21	601,185
1,000,000	4.200	11/06/21	1,023,022
1,000,000	5.100	01/17/24	1,046,084
1,000,000	4.000	01/15/25	996,218
300,000	5.250	03/01/26	315,307
Toyota Motor Credit Corp.
450,000	1.950	04/17/20	448,108
Toyota Motor Credit Corp., GMTN
400,000	3.450	09/20/23	414,772
Toyota Motor Credit Corp., MTN
50,000	2.950	04/13/21	50,544

			7,582,956

Consumer Finance – 1.9%
American Express Co.
200,000	2.200	10/30/20	199,010
350,000	3.400	02/22/24	359,161
740,000	3.000	10/30/24	745,723
150,000	4.200	11/06/25	161,184
415,000	4.050	12/03/42	443,901
American Express Credit Corp., MTN
450,000	2.375	05/26/20	449,217
510,000	3.300	05/03/27	525,997
American Express Credit Corp., Series F
1,250,000	2.600	09/14/20	1,252,062
Capital One Financial Corp.
250,000	3.450	04/30/21	253,516
1,650,000	4.750	07/15/21	1,723,348
150,000	3.300	10/30/24	151,105
250,000	3.200	02/05/25	250,079
542,000	4.200	10/29/25	561,497
660,000	3.750	07/28/26	655,919
300,000	3.750	03/09/27	299,813
290,000	3.800	01/31/28	289,757
Discover Financial Services
425,000	4.100	02/09/27	432,480
Synchrony Financial
100,000	3.750	08/15/21	101,705

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Consumer Finance – (continued)
Synchrony Financial – (continued)
$50,000	4.250%	08/15/24	$ 51,251
490,000	4.500	07/23/25	502,898
140,000	3.950	12/01/27	135,465

			9,545,088

Consumer Noncyclical – 0.9%
HCA, Inc.
130,000	5.250	04/15/25	140,075
Medtronic, Inc.
1,200,000	4.625	03/15/45	1,390,380
Mylan, Inc.
40,000	4.550	04/15/28	38,398
130,000	5.200	04/15/48	116,654
Shire Acquisitions Investments Ireland DAC
965,000	2.875	09/23/23	958,758
760,000	3.200	09/23/26	747,869
Walgreen Co.
50,000	3.100	09/15/22	50,361
Wyeth LLC
140,000	6.500	02/01/34	192,028
530,000	5.950	04/01/37	679,062

			4,313,585

Containers & Packaging – 0.2%
International Paper Co.
220,000	3.000	02/15/27	213,106
200,000	4.800	06/15/44	204,768
190,000	4.400	08/15/47	176,705
150,000	4.350	08/15/48	139,273

			733,852

Distributors – 0.1%
American Honda Finance Corp., GMTN
297,000	1.700	09/09/21	292,426

Diversified Financial Services – 0.6%
AXA Equitable Holdings, Inc.
350,000	3.900	04/20/23	363,201
1,150,000	4.350	04/20/28	1,186,682
Berkshire Hathaway, Inc.
1,000,000	2.200	03/15/21	1,000,270
340,000	3.125	03/15/26	345,839
90,000	4.500	02/11/43	100,382

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Jefferies Financial Group, Inc.
$100,000	5.500%	10/18/23	$ 106,219

			3,102,593

Diversified Telecommunication – 4.3%
AT&T, Inc.
161,000	2.800	02/17/21	161,436
150,000	3.200	03/01/22	151,926
50,000	3.000	06/30/22	50,395
230,000	2.625	12/01/22	228,898
450,000	3.600	02/17/23	461,888
25,000	3.800	03/01/24	25,930
60,000	3.900	03/11/24	62,483
410,000	3.950	01/15/25	425,838
440,000	3.400	05/15/25	444,906
280,000	4.125	02/17/26	291,606
100,000	4.250	03/01/27	104,100
560,000	4.100	02/15/28	577,899
370,000	4.350	03/01/29	386,820
520,000	4.300	02/15/30	538,170
85,000	4.500	05/15/35	85,596
875,000	5.250	03/01/37	941,418
340,000	4.850	03/01/39	348,340
360,000	6.000	08/15/40	412,446
90,000	5.350	09/01/40	96,942
100,000	6.375	03/01/41	120,069
320,000	5.550	08/15/41	354,488
154,000	5.150	03/15/42	162,995
250,000	4.300	12/15/42	237,974
270,000	4.800	06/15/44	270,860
430,000	4.350	06/15/45	407,038
610,000	4.750	05/15/46	609,254
170,000	5.150	11/15/46	177,478
400,000	5.650	02/15/47	451,234
440,000	5.450	03/01/47	484,763
410,000	4.500	03/09/48	395,362
478,000	4.550	03/09/49	464,457
710,000	5.150	02/15/50	746,362
70,000	5.700	03/01/57	78,431

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Telecommunication – (continued)
Verizon Communications, Inc.
$370,000	2.946%		03/15/22	$ 374,869
560,000	3.125		03/16/22	569,796
130,000	5.150		09/15/23	143,439
200,000	3.500		11/01/24	207,360
634,000	3.376		02/15/25	651,660
730,000	4.125		03/16/27	777,368
750,000	4.329		09/21/28	812,772
170,000	4.016	(b)	12/03/29	179,228
560,000	4.500		08/10/33	606,050
200,000	4.400		11/01/34	213,245
220,000	4.272		01/15/36	226,719
460,000	5.250		03/16/37	525,801
170,000	3.850		11/01/42	164,936
270,000	6.550		09/15/43	366,651
500,000	4.125		08/15/46	502,183
640,000	4.862		08/21/46	707,410
110,000	5.500		03/16/47	133,354
800,000	4.522		09/15/48	850,417
330,000	5.012		04/15/49	374,246
642,000	5.012		08/21/54	722,230
1,000,000	4.672		03/15/55	1,071,803

				20,939,339

Electric – 0.3%
Berkshire Hathaway Energy Co.
417,000	6.125		04/01/36	538,902
120,000	5.150		11/15/43	142,325
40,000	4.500		02/01/45	44,045
Florida Power & Light Co.
500,000	3.950		03/01/48	528,169
MidAmerican Energy Co.
300,000	4.250		07/15/49	329,453

				1,582,894

Electric Utilities – 0.5%
Exelon Corp.
600,000	4.450		04/15/46	636,521
FirstEnergy Corp., Series C
360,000	7.375		11/15/31	483,822
150,000	4.850		07/15/47	163,432

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electric Utilities – (continued)
FirstEnergy Corp., Series B
$255,000	3.900%	07/15/27	$ 261,844
Southern Co. (The)
80,000	2.350	07/01/21	79,334
260,000	3.250	07/01/26	258,745
630,000	4.400	07/01/46	648,229

			2,531,927

Energy – 1.8%
Anadarko Finance Co., Series B
170,000	7.500	05/01/31	220,906
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
100,000	5.250	01/15/25	104,813
500,000	4.250	12/01/27	512,187
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
275,000	3.337	12/15/27	270,384
BP Capital Markets America, Inc.
450,000	3.790	02/06/24	470,550
300,000	3.410	02/11/26	307,794
50,000	3.119	05/04/26	50,178
60,000	3.017	01/16/27	59,612
520,000	4.234	11/06/28	560,945
ConocoPhillips Co.
250,000	4.950	03/15/26	280,238
100,000	4.300	11/15/44	108,215
ConocoPhillips Holding Co.
455,000	6.950	04/15/29	592,011
Enterprise Products Operating LLC
160,000	5.200	09/01/20	165,002
232,000	3.350	03/15/23	236,721
225,000	4.850	08/15/42	238,278
340,000	4.450	02/15/43	344,017
200,000	4.850	03/15/44	213,453
190,000	5.100	02/15/45	207,800
50,000	4.900	05/15/46	53,818
200,000	4.800	02/01/49	211,526
Plains All American Pipeline LP / PAA Finance Corp.
250,000	3.600	11/01/24	251,642
240,000	4.500	12/15/26	248,256
Sabine Pass Liquefaction LLC
100,000	5.625	04/15/23	107,525

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy – (continued)
Sabine Pass Liquefaction LLC – (continued)
$895,000	5.625%		03/01/25	$ 980,584
518,000	5.875		06/30/26	575,628
220,000	5.000		03/15/27	233,475
525,000	4.200		03/15/28	531,234
Sunoco Logistics Partners Operations LP
500,000	4.000		10/01/27	499,419
50,000	5.350		05/15/45	49,674
200,000	5.400		10/01/47	204,146

				8,890,031

Energy Equipment & Services – 0.4%
Baker Hughes a GE Co. LLC
190,000	5.125		09/15/40	204,840
Halliburton Co.
125,000	3.500		08/01/23	128,700
350,000	3.800		11/15/25	361,067
150,000	4.850		11/15/35	159,076
40,000	6.700		09/15/38	50,133
150,000	4.750		08/01/43	153,496
590,000	5.000		11/15/45	615,933
National Oilwell Varco, Inc.
400,000	2.600		12/01/22	393,994
140,000	3.950		12/01/42	120,636

				2,187,875

Entertainment – 0.6%
Twdc Enterprises 18 Corp.
400,000	2.750		08/16/21	403,391
339,000	3.000		02/13/26	344,111
Twdc Enterprises 18 Corp., MTN
350,000	2.950		06/15/27	354,873
Viacom, Inc.
120,000	4.250		09/01/23	125,293
240,000	6.875		04/30/36	289,230
216,000	4.375		03/15/43	201,026
Walt Disney Co. (The)
100,000	4.500	(b)	02/15/21	103,364
40,000	6.200	(b)	12/15/34	53,278
250,000	6.400	(b)	12/15/35	337,843
310,000	6.150	(b)	03/01/37	410,564
40,000	6.650	(b)	11/15/37	55,752

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Walt Disney Co. (The) – (continued)
$175,000	6.150	%(b)	02/15/41	$ 237,839

				2,916,564

Equity Real Estate Investment – 0.5%
American Tower Corp.
50,000	4.000		06/01/25	51,841
350,000	3.375		10/15/26	347,916
Crown Castle International Corp.
250,000	4.875		04/15/22	264,032
190,000	5.250		01/15/23	204,246
60,000	3.150		07/15/23	60,316
210,000	4.450		02/15/26	222,622
130,000	3.650		09/01/27	130,115
Equinix, Inc.
300,000	5.875		01/15/26	314,531
HCP, Inc.
360,000	4.250		11/15/23	378,256
Welltower, Inc.
60,000	4.000		06/01/25	62,724
185,000	4.250		04/15/28	195,101

				2,231,700

Financial Company – 0.1%
GE Capital International Funding Co. Unlimited Co.
300,000	3.373		11/15/25	296,317
International Lease Finance Corp.
375,000	5.875		08/15/22	405,234

				701,551

Food & Staples Retailing – 1.6%
Costco Wholesale Corp.
734,000	2.300		05/18/22	734,810
400,000	3.000		05/18/27	408,458
Sysco Corp.
200,000	3.300		07/15/26	201,718
60,000	3.250		07/15/27	60,141
Walgreens Boots Alliance, Inc.
550,000	3.300		11/18/21	557,322
510,000	3.800		11/18/24	522,221
350,000	3.450		06/01/26	344,624
Walmart, Inc.
30,000	1.750		10/09/19	29,945

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Staples Retailing – (continued)
Walmart, Inc. – (continued)
$80,000	1.900%	12/15/20	$ 79,640
100,000	2.350	12/15/22	99,976
200,000	2.550	04/11/23	201,012
500,000	3.400	06/26/23	518,532
500,000	2.650	12/15/24	501,943
1,250,000	3.700	06/26/28	1,330,672
325,000	3.250	07/08/29	335,668
360,000	5.250	09/01/35	447,602
530,000	3.950	06/28/38	567,948
100,000	3.625	12/15/47	102,067
650,000	4.050	06/29/48	708,311

			7,752,610

Food and Beverage – 0.8%
Kraft Heinz Foods Co.
500,000	3.500	06/06/22	508,432
550,000	4.000	06/15/23	569,198
310,000	3.950	07/15/25	314,834
1,555,000	3.000	06/01/26	1,470,359
330,000	5.200	07/15/45	321,792
700,000	4.375	06/01/46	614,154

			3,798,769

Food Products – 0.4%
Tyson Foods, Inc.
50,000	3.950	08/15/24	52,136
870,000	4.000	03/01/26	908,521
350,000	3.550	06/02/27	354,993
140,000	4.550	06/02/47	138,539
300,000	5.100	09/28/48	319,074

			1,773,263

Health Care Equipment & Supplies – 0.8%
Abbott Laboratories
400,000	2.900	11/30/21	404,158
34,000	3.400	11/30/23	35,037
60,000	2.950	03/15/25	60,573
84,000	3.750	11/30/26	88,737
500,000	4.750	11/30/36	567,980
700,000	4.900	11/30/46	815,374

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Health Care Equipment & Supplies – (continued)
Becton Dickinson and Co.
$300,000	3.700%		06/06/27	$ 307,386
400,000	4.685		12/15/44	420,663
400,000	4.669		06/06/47	428,799
Boston Scientific Corp.
300,000	4.550		03/01/39	319,359
Stryker Corp.
380,000	3.500		03/15/26	391,467
Zimmer Biomet Holdings, Inc.
320,000	3.550		04/01/25	324,851

				4,164,384

Health Care Providers & Services – 3.8%
Aetna, Inc.
350,000	2.800		06/15/23	347,699
140,000	6.625		06/15/36	171,045
Anthem, Inc.
60,000	2.500		11/21/20	59,960
250,000	3.500		08/15/24	255,987
50,000	3.350		12/01/24	50,931
1,320,000	3.650		12/01/27	1,326,962
90,000	4.625		05/15/42	94,942
250,000	4.650		01/15/43	259,563
75,000	4.650		08/15/44	78,091
295,000	4.375		12/01/47	290,614
Cardinal Health, Inc.
300,000	2.616		06/15/22	296,086
210,000	3.079		06/15/24	208,225
Cigna Corp.
250,000	4.125	(b)	11/15/25	260,679
200,000	4.375	(b)	10/15/28	209,681
320,000	4.800	(b)	08/15/38	327,718
400,000	4.900	(b)	12/15/48	409,594
Cigna Holding Co.
238,000	3.250		04/15/25	239,290
560,000	3.875		10/15/47	484,304
CVS Health Corp.
500,000	2.125		06/01/21	493,985
548,000	2.750		12/01/22	543,671
680,000	3.700		03/09/23	693,336
970,000	4.000		12/05/23	1,001,379

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Health Care Providers & Services – (continued)
CVS Health Corp. – (continued)
$579,000	4.100%	03/25/25	$ 599,793
100,000	3.875	07/20/25	102,480
1,027,000	4.300	03/25/28	1,056,796
670,000	4.780	03/25/38	670,125
245,000	5.300	12/05/43	256,686
578,000	5.125	07/20/45	591,891
1,310,000	5.050	03/25/48	1,334,593
Express Scripts Holding Co.
330,000	4.750	11/15/21	345,986
460,000	3.900	02/15/22	473,189
60,000	3.000	07/15/23	60,240
50,000	3.500	06/15/24	51,060
295,000	4.500	02/25/26	314,454
310,000	3.400	03/01/27	308,175
100,000	4.800	07/15/46	101,022
UnitedHealth Group, Inc.
610,000	2.700	07/15/20	611,260
400,000	2.875	03/15/22	403,599
410,000	2.875	03/15/23	414,822
420,000	3.750	07/15/25	442,878
330,000	3.100	03/15/26	335,203
380,000	3.450	01/15/27	392,650
120,000	4.625	07/15/35	132,411
75,000	5.800	03/15/36	93,028
320,000	6.875	02/15/38	446,153
200,000	4.250	03/15/43	209,223
300,000	4.750	07/15/45	340,570
180,000	4.200	01/15/47	190,227
130,000	3.750	10/15/47	125,651
270,000	4.450	12/15/48	298,450

			18,806,357

Healthcare – 0.6%
HCA, Inc.
1,000,000	5.875	03/15/22	1,072,500
120,000	4.750	05/01/23	126,150
840,000	5.000	03/15/24	896,700
140,000	5.250	06/15/26	150,500

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare – (continued)
HCA, Inc. – (continued)
$375,000	4.500%	02/15/27	$ 388,125
145,000	5.500	06/15/47	152,975

			2,786,950

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp., MTN
50,000	2.750	12/09/20	50,240
100,000	3.500	03/01/27	102,337
660,000	4.700	12/09/35	718,958
320,000	4.875	12/09/45	353,910
370,000	4.450	09/01/48	388,813
Starbucks Corp.
700,000	3.800	08/15/25	732,950
400,000	4.000	11/15/28	423,333

			2,770,541

Household Products – 0.1%
Procter & Gamble Co. (The)
550,000	3.100	08/15/23	567,666

Industrial Conglomerates – 0.9%
3M Co., MTN
470,000	4.000	09/14/48	490,233
General Electric Co.
1,400,000	2.700	10/09/22	1,385,838
500,000	4.125	10/09/42	447,955
General Electric Co., GMTN
200,000	6.150	08/07/37	226,258
General Electric Co., MTN
1,200,000	5.875	01/14/38	1,322,950
Honeywell International, Inc.
545,000	2.500	11/01/26	536,431

			4,409,665

Insurance – 1.4%
American International Group, Inc.
1,015,000	3.750	07/10/25	1,039,626
300,000	3.875	01/15/35	288,745
Berkshire Hathaway Finance Corp.
10,000	5.750	01/15/40	12,731
230,000	4.200	08/15/48	245,858
410,000	4.250	01/15/49	443,111
Brighthouse Financial, Inc.
900,000	4.700	06/22/47	717,980

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Chubb Corp. (The)
$50,000	6.000%	05/11/37	$ 65,928
Chubb INA Holdings, Inc.
400,000	3.150	03/15/25	408,822
500,000	3.350	05/03/26	518,722
250,000	4.350	11/03/45	281,417
Marsh & McLennan Cos., Inc.
600,000	4.375	03/15/29	645,636
MetLife, Inc.
50,000	3.600	04/10/24	52,342
240,000	6.375	06/15/34	321,087
170,000	5.700	06/15/35	214,123
410,000	4.125	08/13/42	428,664
229,000	4.875	11/13/43	264,449
120,000	4.050	03/01/45	124,131
100,000	4.600	05/13/46	112,225
Prudential Financial, Inc., MTN
150,000	5.700	12/14/36	186,292
380,000	4.350	02/25/50	409,878

			6,781,767

Interactive Media & Services – 0.2%
Alphabet, Inc.
1,090,000	1.998	08/15/26	1,047,924

Internet & Direct Marketing Retail – 1.0%
Amazon.com, Inc.
460,000	2.400	02/22/23	459,892
370,000	2.800	08/22/24	375,402
560,000	3.800	12/05/24	595,062
780,000	3.150	08/22/27	803,980
170,000	4.800	12/05/34	201,061
200,000	3.875	08/22/37	213,649
500,000	4.950	12/05/44	611,466
485,000	4.050	08/22/47	526,101
330,000	4.250	08/22/57	361,707
eBay, Inc.
150,000	2.875	08/01/21	150,841
250,000	2.600	07/15/22	249,613
250,000	2.750	01/30/23	249,106

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet & Direct Marketing Retail – (continued)
eBay, Inc. – (continued)
$50,000	3.450%	08/01/24	$ 50,970

			4,848,850

IT Services – 0.6%
Fidelity National Information Services, Inc.
100,000	5.000	10/15/25	110,332
101,000	3.000	08/15/26	99,536
Fiserv, Inc.
50,000	3.850	06/01/25	52,168
International Business Machines Corp.
150,000	1.875	08/01/22	146,863
350,000	3.375	08/01/23	359,571
120,000	3.625	02/12/24	124,235
320,000	4.000	06/20/42	316,214
Visa, Inc.
380,000	3.150	12/14/25	392,151
555,000	2.750	09/15/27	556,474
270,000	4.150	12/14/35	298,656
580,000	4.300	12/14/45	658,190
30,000	3.650	09/15/47	30,873

			3,145,263

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc.
50,000	3.600	08/15/21	50,891
790,000	3.300	02/15/22	805,042
20,000	3.150	01/15/23	20,325
50,000	3.000	04/15/23	50,640
50,000	4.150	02/01/24	52,974
314,000	2.950	09/19/26	311,069
290,000	3.200	08/15/27	289,189

			1,580,130

Machinery – 0.5%
Caterpillar, Inc.
30,000	3.900	05/27/21	30,912
130,000	3.400	05/15/24	134,231
80,000	5.200	05/27/41	99,128
130,000	3.803	08/15/42	134,601
Deere & Co.
480,000	2.600	06/08/22	480,844

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery – (continued)
Deere & Co. – (continued)
$320,000	3.900%		06/09/42	$ 337,982
Illinois Tool Works, Inc.
50,000	2.650		11/15/26	49,975
Wabtec Corp.
950,000	4.950		09/15/28	994,535

				2,262,208

Media – 1.6%
Comcast Corp.
200,000	3.700		04/15/24	208,512
100,000	3.375		08/15/25	102,489
100,000	3.150		03/01/26	101,170
200,000	4.150		10/15/28	215,147
1,500,000	4.250		10/15/30	1,627,132
100,000	4.200		08/15/34	107,131
140,000	3.900		03/01/38	141,897
300,000	4.750		03/01/44	330,717
1,200,000	4.700		10/15/48	1,335,872
155,000	4.049		11/01/52	155,309
1,500,000	4.950		10/15/58	1,745,374
Fox Corp.
500,000	4.709	(b)	01/25/29	547,507
300,000	5.476	(b)	01/25/39	342,809
350,000	5.576	(b)	01/25/49	409,025
Warner Media LLC
215,000	3.600		07/15/25	216,730
370,000	3.800		02/15/27	376,496
50,000	4.850		07/15/45	51,593

				8,014,910

Multiline Retail – 0.3%
Dollar Tree, Inc.
230,000	4.000		05/15/25	236,921
Target Corp.
620,000	3.500		07/01/24	648,592
350,000	4.000		07/01/42	362,201
140,000	3.625		04/15/46	135,828

				1,383,542

Multi-Utilities – 0.2%
NiSource, Inc.
350,000	4.375		05/15/47	370,029

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Multi-Utilities – (continued)
Sempra Energy
$250,000	3.250%	06/15/27	$ 244,704
250,000	3.400	02/01/28	246,639
200,000	4.000	02/01/48	188,042

			1,049,414

Oil, Gas & Consumable Fuels – 4.3%
Anadarko Petroleum Corp.
225,000	6.450	09/15/36	271,391
330,000	6.200	03/15/40	393,748
70,000	6.600	03/15/46	89,593
Apache Corp.
570,000	4.375	10/15/28	583,269
180,000	6.000	01/15/37	199,947
390,000	4.750	04/15/43	370,212
Chevron Corp.
50,000	2.419	11/17/20	50,124
646,000	2.566	05/16/23	650,077
32,000	3.191	06/24/23	33,061
30,000	2.895	03/03/24	30,577
32,000	3.326	11/17/25	33,459
180,000	2.954	05/16/26	182,685
Concho Resources, Inc.
230,000	4.875	10/01/47	242,362
ConocoPhillips
580,000	6.500	02/01/39	791,194
Continental Resources, Inc.
800,000	5.000	09/15/22	805,200
160,000	4.500	04/15/23	165,440
670,000	3.800	06/01/24	675,025
Devon Energy Corp.
190,000	5.600	07/15/41	219,156
120,000	4.750	05/15/42	126,573
Energy Transfer Operating LP
50,000	4.150	10/01/20	50,789
20,000	4.650	06/01/21	20,667
100,000	3.600	02/01/23	100,983
250,000	4.500	04/15/24	262,425
400,000	4.750	01/15/26	415,620
400,000	5.250	04/15/29	432,711

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Energy Transfer Operating LP – (continued)
$200,000	6.500%	02/01/42	$ 226,625
20,000	5.150	03/15/45	19,426
30,000	6.125	12/15/45	32,649
310,000	5.300	04/15/47	308,729
350,000	6.000	06/15/48	381,571
450,000	6.250	04/15/49	506,520
Exxon Mobil Corp.
1,265,000	2.222	03/01/21	1,264,875
525,000	3.043	03/01/26	534,968
60,000	3.567	03/06/45	60,537
370,000	4.114	03/01/46	404,886
Hess Corp.
350,000	4.300	04/01/27	351,904
40,000	6.000	01/15/40	41,974
250,000	5.600	02/15/41	253,644
Kinder Morgan Energy Partners LP
50,000	5.500	03/01/44	54,232
Kinder Morgan, Inc.
180,000	3.150	01/15/23	180,593
200,000	4.300	06/01/25	210,054
320,000	5.550	06/01/45	345,908
235,000	5.050	02/15/46	239,985
Kinder Morgan, Inc., GMTN
440,000	7.750	01/15/32	578,574
Marathon Oil Corp.
250,000	2.800	11/01/22	248,878
140,000	3.850	06/01/25	142,515
270,000	6.600	10/01/37	326,310
Marathon Petroleum Corp.
225,000	5.125	03/01/21	235,454
120,000	6.500	03/01/41	146,040
MPLX LP
1,000,000	4.500	07/15/23	1,050,227
50,000	4.875	06/01/25	53,762
145,000	4.500	04/15/38	138,801
250,000	5.200	03/01/47	255,950
400,000	5.500	02/15/49	425,716

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil, Gas & Consumable Fuels – (continued)
Occidental Petroleum Corp.
$470,000	3.400%		04/15/26	$ 469,791
285,000	4.625		06/15/45	293,044
130,000	4.400		04/15/46	128,039
92,000	4.100		02/15/47	88,200
60,000	4.200		03/15/48	58,451
Phillips 66
250,000	4.300		04/01/22	262,347
210,000	3.900		03/15/28	216,505
140,000	4.650		11/15/34	150,341
100,000	5.875		05/01/42	119,498
110,000	4.875		11/15/44	119,152
Valero Energy Corp.
150,000	3.400		09/15/26	148,782
500,000	4.000		04/01/29	504,558
Williams Cos., Inc. (The)
350,000	4.300		03/04/24	367,716
1,000,000	4.550		06/24/24	1,062,644
705,000	3.900		01/15/25	726,447
50,000	3.750		06/15/27	50,479
240,000	6.300		04/15/40	280,609

				21,264,198

Pharmaceuticals – 2.3%
Bristol-Myers Squibb Co.
1,500,000	3.400	(b)	07/26/29	1,536,573
500,000	4.250	(b)	10/26/49	531,194
Eli Lilly & Co.
380,000	3.950		05/15/47	395,190
200,000	4.150		03/15/59	213,870
Johnson & Johnson
50,000	2.250		03/03/22	50,059
350,000	2.625		01/15/25	352,578
60,000	2.450		03/01/26	59,196
700,000	3.550		03/01/36	724,376
420,000	3.625		03/03/37	436,954
300,000	5.950		08/15/37	396,087
60,000	3.400		01/15/38	60,279
440,000	3.700		03/01/46	455,949
150,000	3.750		03/03/47	157,427

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Merck & Co., Inc.
$50,000	3.875%	01/15/21	$ 51,079
40,000	2.350	02/10/22	40,097
400,000	2.900	03/07/24	408,795
200,000	2.750	02/10/25	201,160
400,000	3.400	03/07/29	414,469
50,000	4.150	05/18/43	54,366
260,000	3.700	02/10/45	264,814
340,000	4.000	03/07/49	363,035
Mylan NV
200,000	3.150	06/15/21	198,551
180,000	3.950	06/15/26	169,145
170,000	5.250	06/15/46	153,928
Pfizer, Inc.
40,000	2.200	12/15/21	39,863
750,000	2.950	03/15/24	766,788
125,000	2.750	06/03/26	124,709
50,000	3.000	12/15/26	50,583
300,000	3.450	03/15/29	312,332
540,000	7.200	03/15/39	801,158
280,000	4.400	05/15/44	308,693
130,000	4.125	12/15/46	139,888
320,000	4.000	03/15/49	339,255
Shire Acquisitions Investments Ireland DAC
50,000	2.400	09/23/21	49,508
Zoetis, Inc.
710,000	3.000	09/12/27	700,318
100,000	4.700	02/01/43	109,472

			11,431,738

REITs and Real Estate – 0.2%
Boston Properties LP
370,000	3.850	02/01/23	382,986
60,000	2.750	10/01/26	57,727
Simon Property Group LP
500,000	4.375	03/01/21	515,992
150,000	3.375	10/01/24	154,517
50,000	3.375	06/15/27	51,197

			1,162,419

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Road & Rail – 0.5%
CSX Corp.
$550,000	3.250%		06/01/27	$ 552,819
30,000	3.800		03/01/28	31,359
190,000	3.800		11/01/46	184,075
Union Pacific Corp.
590,000	4.163		07/15/22	617,761
50,000	4.375		09/10/38	53,845
200,000	4.500		09/10/48	217,063
300,000	4.300		03/01/49	318,370
460,000	3.799		10/01/51	448,354

				2,423,646

Semiconductors & Semiconductor – 1.7%
Applied Materials, Inc.
110,000	3.300		04/01/27	112,330
260,000	4.350		04/01/47	277,268
Broadcom, Inc.
150,000	3.625	(b)	10/15/24	147,568
600,000	4.250	(b)	04/15/26	594,384
800,000	4.750	(b)	04/15/29	790,148
Intel Corp.
411,000	2.450		07/29/20	410,887
500,000	2.875		05/11/24	506,270
503,000	3.700		07/29/25	530,379
400,000	2.600		05/19/26	395,799
720,000	3.150		05/11/27	733,856
340,000	4.100		05/19/46	355,880
320,000	4.100		05/11/47	336,943
95,000	3.734		12/08/47	94,935
Lam Research Corp.
1,350,000	2.800		06/15/21	1,356,227
80,000	4.000		03/15/29	83,237
NVIDIA Corp.
290,000	3.200		09/16/26	290,612
QUALCOMM, Inc.
320,000	4.800		05/20/45	346,032
320,000	4.300		05/20/47	324,284
Texas Instruments, Inc.
650,000	4.150		05/15/48	706,100

				8,393,139

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – 3.5%
Microsoft Corp.
$140,000	1.850%	02/06/20	$ 139,517
570,000	1.850	02/12/20	567,811
1,200,000	1.550	08/08/21	1,183,620
60,000	2.400	02/06/22	60,266
882,000	2.375	02/12/22	885,730
400,000	2.000	08/08/23	395,186
110,000	2.875	02/06/24	112,425
825,000	2.700	02/12/25	834,281
60,000	2.400	08/08/26	59,100
205,000	3.300	02/06/27	213,647
475,000	3.500	02/12/35	489,816
450,000	3.450	08/08/36	461,625
650,000	4.100	02/06/37	723,236
95,000	5.200	06/01/39	119,608
200,000	4.500	10/01/40	231,190
280,000	3.500	11/15/42	284,058
140,000	3.750	02/12/45	146,063
469,000	4.450	11/03/45	541,749
500,000	3.700	08/08/46	518,697
430,000	4.250	02/06/47	487,784
155,000	4.000	02/12/55	167,658
50,000	4.750	11/03/55	61,053
420,000	3.950	08/08/56	451,425
680,000	4.500	02/06/57	799,507
Oracle Corp.
356,000	2.800	07/08/21	358,233
300,000	1.900	09/15/21	295,963
150,000	2.500	05/15/22	150,063
400,000	2.500	10/15/22	398,778
30,000	2.625	02/15/23	30,018
150,000	2.400	09/15/23	148,715
40,000	2.950	11/15/24	40,397
260,000	2.950	05/15/25	261,376
950,000	2.650	07/15/26	934,403
80,000	3.250	11/15/27	81,291
440,000	4.300	07/08/34	477,595
200,000	3.900	05/15/35	206,663

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Oracle Corp. – (continued)
$420,000	3.850%	07/15/36	$ 427,228
245,000	3.800	11/15/37	246,520
540,000	6.500	04/15/38	729,478
385,000	6.125	07/08/39	495,791
220,000	5.375	07/15/40	266,635
450,000	4.500	07/08/44	484,681
300,000	4.125	05/15/45	308,321
440,000	4.000	07/15/46	441,947
170,000	4.000	11/15/47	172,522
200,000	4.375	05/15/55	211,345
VMware, Inc.
300,000	2.950	08/21/22	299,901

			17,402,916

Specialty Retail – 1.0%
Home Depot, Inc. (The)
160,000	4.400	04/01/21	165,314
70,000	2.625	06/01/22	70,631
150,000	2.700	04/01/23	151,572
80,000	3.350	09/15/25	83,239
105,000	3.000	04/01/26	106,756
60,000	2.125	09/15/26	57,237
60,000	2.800	09/14/27	60,235
430,000	5.875	12/16/36	557,410
550,000	5.950	04/01/41	722,291
320,000	4.400	03/15/45	358,315
200,000	4.250	04/01/46	216,708
290,000	3.900	06/15/47	298,133
130,000	3.500	09/15/56	122,599
Lowe’s Cos., Inc.
310,000	2.500	04/15/26	297,701
30,000	3.100	05/03/27	29,612
800,000	3.650	04/05/29	813,749
100,000	3.700	04/15/46	90,375
704,000	4.050	05/03/47	668,076

			4,869,953

Technology – 1.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
483,000	3.000	01/15/22	480,827

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Technology – (continued)
Broadcom Corp. / Broadcom Cayman Finance Ltd. – (continued)
$30,000	2.650%		01/15/23	$ 29,238
100,000	3.625		01/15/24	99,002
300,000	3.125		01/15/25	285,132
590,000	3.875		01/15/27	561,052
160,000	3.500		01/15/28	146,342
Dell International LLC / EMC Corp.
1,280,000	4.420	(b)	06/15/21	1,311,939
175,000	5.450	(b)	06/15/23	186,077
1,280,000	6.020	(b)	06/15/26	1,376,673
390,000	8.100	(b)	07/15/36	468,745
460,000	8.350	(b)	07/15/46	563,289
Seagate HDD Cayman
220,000	4.750		06/01/23	224,263

				5,732,579

Technology Hardware, Storage & Peripherals – 2.3%
Apple, Inc.
1,177,000	2.250		02/23/21	1,176,844
100,000	2.850		05/06/21	101,081
139,000	1.550		08/04/21	137,025
950,000	2.500		02/09/22	952,222
2,100,000	2.100		09/12/22	2,083,130
30,000	3.000		02/09/24	30,595
930,000	3.450		05/06/24	967,674
350,000	2.450		08/04/26	340,781
110,000	3.000		06/20/27	111,027
240,000	2.900		09/12/27	238,866
410,000	3.000		11/13/27	411,982
230,000	4.500		02/23/36	258,469
157,000	3.850		05/04/43	159,464
550,000	4.450		05/06/44	602,466
200,000	3.450		02/09/45	188,836
380,000	4.375		05/13/45	413,090
400,000	4.650		02/23/46	453,115
1,075,000	3.850		08/04/46	1,085,172
160,000	4.250		02/09/47	171,087
50,000	3.750		11/13/47	49,881

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Hewlett Packard Enterprise Co.
$550,000	4.900%	10/15/25	$ 586,375
210,000	6.350	10/15/45	222,789
HP, Inc.
400,000	6.000	09/15/41	433,137

			11,175,108

Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc.
300,000	2.375	11/01/26	294,605

Tobacco – 1.1%
Altria Group, Inc.
1,000,000	2.850	08/09/22	999,979
890,000	4.400	02/14/26	924,873
350,000	4.800	02/14/29	366,206
440,000	5.800	02/14/39	477,683
200,000	4.250	08/09/42	179,083
490,000	5.950	02/14/49	536,374
Philip Morris International, Inc.
112,000	1.875	02/25/21	110,954
100,000	2.500	11/02/22	99,862
50,000	3.250	11/10/24	51,154
670,000	3.375	08/11/25	688,205
20,000	2.750	02/25/26	19,847
440,000	6.375	05/16/38	565,312
100,000	4.375	11/15/41	104,407
30,000	3.875	08/21/42	28,595
205,000	4.125	03/04/43	203,511
50,000	4.250	11/10/44	50,370

			5,406,415

Transportation – 0.4%
Burlington Northern Santa Fe LLC
490,000	4.450	03/15/43	545,128
130,000	4.900	04/01/44	153,033
150,000	4.550	09/01/44	167,992
460,000	4.150	04/01/45	488,672
350,000	3.900	08/01/46	359,953

			1,714,778

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Wireless – 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp.
$500,000	3.849%		04/15/23	$ 514,581

TOTAL CORPORATE OBLIGATIONS
(Cost $360,275,711)				$ 368,810,339

Foreign Corporate Debt – 23.2%
Banks – 12.0%
Australia & New Zealand Banking Group Ltd., MTN (Australia)
$250,000	2.700%		11/16/20	$ 250,783
640,000	2.300		06/01/21	637,773
Australia & New Zealand Banking Group Ltd. (Australia)
360,000	2.550		11/23/21	360,083
Bank of Montreal, MTN (Canada)
120,000	1.900		08/27/21	118,896
930,000	2.900		03/26/22	939,768
200,000	2.550		11/06/22	201,323
Bank of Montreal, Series D (Canada)
1,000,000	3.100		04/13/21	1,013,566
Bank of Nova Scotia (The) (Canada)
110,000	2.350		10/21/20	109,998
300,000	2.500		01/08/21	300,487
1,200,000	2.450		03/22/21	1,203,243
250,000	2.800		07/21/21	252,659
620,000	3.400		02/11/24	638,625
Barclays (United Kingdom)
880,000	3.250		01/12/21	883,335
(3M USD LIBOR + 1.400%)
500,000	4.610	(a)	02/15/23	512,127
(3M USD LIBOR + 1.356%)
700,000	4.338	(a)	05/16/24	712,075
Barclays PLC (United Kingdom)
200,000	3.684		01/10/23	200,877
690,000	3.650		03/16/25	680,329
1,140,000	4.375		01/12/26	1,153,536
400,000	4.950		01/10/47	401,907
BNP Paribas SA (France)
1,130,000	5.000		01/15/21	1,172,376
BNP Paribas SA, MTN (France)
50,000	3.250		03/03/23	51,049
BPCE SA (France)
700,000	2.650		02/03/21	701,857

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce (Canada)
$500,000	2.100%		10/05/20	$ 498,032
Commonwealth Bank of Australia/New York NY, GMTN (Australia)
1,230,000	2.400		11/02/20	1,228,450
Cooperatieve Rabobank UA (Netherlands)
100,000	3.875		02/08/22	103,445
370,000	3.950		11/09/22	379,306
800,000	4.625		12/01/23	840,079
250,000	3.750		07/21/26	249,885
380,000	5.250		05/24/41	472,452
370,000	5.750		12/01/43	450,886
330,000	5.250		08/04/45	377,921
Credit Suisse AG (Switzerland)
670,000	3.000		10/29/21	675,012
Credit Suisse AG, MTN (Switzerland)
960,000	3.625		09/09/24	996,679
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
300,000	3.800		09/15/22	308,952
410,000	4.550		04/17/26	435,122
250,000	4.875		05/15/45	281,284
Deutsche Bank AG (Germany)
320,000	2.700		07/13/20	316,776
580,000	3.150		01/22/21	573,569
750,000	4.250		10/14/21	753,059
230,000	3.300		11/16/22	221,908
200,000	3.950		02/27/23	197,178
130,000	3.700		05/30/24	126,233
Deutsche Bank AG, Series D (Germany)
310,000	5.000		02/14/22	316,713
HSBC Holdings PLC (United Kingdom)
200,000	2.950		05/25/21	200,973
1,820,000	2.650		01/05/22	1,816,820
(3M USD LIBOR + 1.055%)
240,000	3.262	(a)	03/13/23	242,098
700,000	4.250		03/14/24	723,742
(3M USD LIBOR + 0.987%)
500,000	3.950	(a)	05/18/24	514,063
400,000	4.250		08/18/25	411,355
550,000	4.300		03/08/26	577,044

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
HSBC Holdings PLC (United Kingdom) – (continued)
$1,770,000	3.900%		05/25/26	$ 1,816,021
(3M USD LIBOR + 1.348%)
500,000	4.292	(a)	09/12/26	520,478
500,000	4.375		11/23/26	516,013
(3M USD LIBOR + 1.610%)
1,500,000	3.973	(a)	05/22/30	1,520,493
250,000	6.500		05/02/36	310,512
420,000	6.500		09/15/37	527,342
110,000	6.800		06/01/38	143,445
280,000	5.250		03/14/44	311,246
ING Groep NV (Netherlands)
930,000	3.150		03/29/22	938,996
500,000	4.100		10/02/23	519,215
200,000	3.950		03/29/27	203,948
250,000	4.550		10/02/28	267,706
Lloyds Bank PLC (United Kingdom)
500,000	2.700		08/17/20	500,480
Lloyds Banking Group PLC (United Kingdom)
250,000	3.000		01/11/22	249,934
1,100,000	4.050		08/16/23	1,128,483
200,000	3.900		03/12/24	203,988
200,000	4.500		11/04/24	203,821
800,000	4.582		12/10/25	815,778
480,000	4.375		03/22/28	493,689
200,000	5.300		12/01/45	215,912
200,000	4.344		01/09/48	189,219
Mitsubishi UFJ Financial Group, Inc. (Japan)
350,000	2.950		03/01/21	352,272
1,180,000	2.665		07/25/22	1,179,804
950,000	3.850		03/01/26	1,003,866
230,000	3.677		02/22/27	241,184
150,000	3.287		07/25/27	153,229
950,000	3.961		03/02/28	1,021,481
Mizuho Financial Group, Inc. (Japan)
300,000	2.273		09/13/21	297,545
690,000	2.601		09/11/22	690,009
200,000	2.839		09/13/26	198,851
540,000	4.018		03/05/28	583,886

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
National Australia Bank Ltd. (Australia)
$550,000	2.500%	07/12/26	$ 534,338
National Australia Bank Ltd., GMTN (Australia)
550,000	2.500	05/22/22	548,360
National Bank of Canada (Canada)
300,000	2.200	11/02/20	299,541
Royal Bank of Canada, GMTN (Canada)
100,000	2.500	01/19/21	100,213
560,000	3.700	10/05/23	584,333
Royal Bank of Canada (Canada)
50,000	2.150	10/26/20	49,877
Royal Bank of Canada, MTN (Canada)
1,240,000	2.350	10/30/20	1,240,838
Royal Bank of Scotland Group PLC (United Kingdom)
580,000	6.125	12/15/22	618,430
370,000	3.875	09/12/23	372,777
500,000	6.000	12/19/23	533,182
600,000	4.800	04/05/26	628,912
Skandinaviska Enskilda Banken AB (Sweden)
900,000	2.625	03/15/21	901,303
Sumitomo Mitsui Financial Group, Inc. (Japan)
460,000	2.934	03/09/21	462,976
520,000	2.442	10/19/21	517,608
340,000	2.784	07/12/22	342,053
150,000	2.778	10/18/22	150,565
650,000	3.102	01/17/23	659,560
400,000	3.784	03/09/26	423,155
50,000	2.632	07/14/26	49,154
610,000	3.010	10/19/26	614,541
150,000	3.364	07/12/27	155,577
Svenska Handelsbanken AB, MTN (Sweden)
1,000,000	2.450	03/30/21	998,918
840,000	3.350	05/24/21	853,975
Westpac Banking Corp. (Australia)
1,095,000	2.300	05/26/20	1,093,357
260,000	2.600	11/23/20	260,495
200,000	2.100	05/13/21	198,491
550,000	2.000	08/19/21	544,818
650,000	3.650	05/15/23	674,265
100,000	3.300	02/26/24	102,543

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Banks – (continued)
Westpac Banking Corp. (Australia) – (continued)
$330,000	2.850%	05/13/26	$ 327,593
120,000	2.700	08/19/26	118,086

			59,064,388

Capital Goods – 0.0%
ABB Finance USA, Inc. (Switzerland)
80,000	2.875	05/08/22	80,711
110,000	4.375	05/08/42	123,467

			204,178

Communications – 0.0%
Telefonica Europe BV (Spain)
40,000	8.250	09/15/30	54,529

Consumer Noncyclical – 1.0%
BAT Capital Corp. (United Kingdom)
1,160,000	2.764	08/15/22	1,151,305
300,000	3.222	08/15/24	296,363
560,000	3.557	08/15/27	536,848
720,000	4.390	08/15/37	660,772
350,000	4.540	08/15/47	316,613
GlaxoSmithKline Capital PLC (United Kingdom)
600,000	3.375	06/01/29	614,713
GlaxoSmithKline Capital, Inc. (United Kingdom)
200,000	3.875	05/15/28	213,509
497,000	6.375	05/15/38	668,940
Novartis Capital Corp. (Switzerland)
75,000	2.400	05/17/22	75,251
300,000	3.000	11/20/25	305,547
220,000	4.400	05/06/44	248,985

			5,088,846

Consumer Products – 0.3%
Unilever Capital Corp. (United Kingdom)
1,350,000	4.250	02/10/21	1,392,089

Diversified Telecommunication – 0.1%
Orange SA (France)
30,000	9.000	03/01/31	44,588
50,000	5.375	01/13/42	58,295
140,000	5.500	02/06/44	165,776

			268,659

Electric – 0.1%
Emera US Finance LP (Canada)
50,000	2.700	06/15/21	49,898

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Electric – (continued)
Emera US Finance LP (Canada) – (continued)
$260,000	3.550%	06/15/26	$ 260,870
240,000	4.750	06/15/46	253,378

			564,146

Energy – 1.8%
BP Capital Markets PLC (United Kingdom)
2,240,000	3.561	11/01/21	2,297,842
20,000	2.500	11/06/22	19,966
20,000	3.535	11/04/24	20,772
200,000	3.279	09/19/27	200,699
Shell International Finance BV (Netherlands)
500,000	2.125	05/11/20	498,501
400,000	2.250	11/10/20	399,492
425,000	1.750	09/12/21	419,431
180,000	3.250	05/11/25	185,525
60,000	2.875	05/10/26	59,989
500,000	2.500	09/12/26	487,382
660,000	4.125	05/11/35	713,155
310,000	6.375	12/15/38	423,379
430,000	5.500	03/25/40	540,676
375,000	4.550	08/12/43	419,665
440,000	4.375	05/11/45	481,260
160,000	4.000	05/10/46	166,659
Total Capital Canada Ltd. (France)
25,000	2.750	07/15/23	25,246
Total Capital International SA (France)
250,000	3.700	01/15/24	259,924
125,000	3.750	04/10/24	131,772
1,100,000	3.455	02/19/29	1,146,312

			8,897,647

Financial Company – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
250,000	4.625	10/30/20	255,781
350,000	5.000	10/01/21	364,437
150,000	3.650	07/21/27	143,344
Brookfield Finance, Inc. (Canada)
170,000	4.000	04/01/24	176,595
200,000	4.700	09/20/47	204,480

			1,144,637

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Food and Beverage – 1.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium)
$370,000	4.700%	02/01/36	$ 380,871
1,115,000	4.900	02/01/46	1,152,433
Anheuser-Busch InBev Finance, Inc. (Belgium)
1,539,000	3.300	02/01/23	1,567,026
260,000	4.625	02/01/44	260,635
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
880,000	4.150	01/23/25	929,639
150,000	4.000	04/13/28	156,050
500,000	4.750	01/23/29	543,186
100,000	4.375	04/15/38	99,197
210,000	8.200	01/15/39	302,528
300,000	5.450	01/23/39	335,713
775,000	4.950	01/15/42	825,508
212,000	3.750	07/15/42	189,630
850,000	4.600	04/15/48	847,541
140,000	4.439	10/06/48	136,649
500,000	5.550	01/23/49	569,504
110,000	4.750	04/15/58	109,840
300,000	5.800	01/23/59	352,467
Diageo Investment Corp. (United Kingdom)
50,000	2.875	05/11/22	50,541

			8,808,958

Hotels, Restaurants & Leisure – 0.3%
Sands China Ltd. (Macau)
920,000	4.600	08/08/23	956,225
330,000	5.400	08/08/28	345,675

			1,301,900

Insurance – 0.1%
AXA SA (France)
220,000	8.600	12/15/30	306,350

Internet & Direct Marketing Retail – 0.5%
Alibaba Group Holding Ltd. (China)
1,470,000	3.125	11/28/21	1,485,782
300,000	3.400	12/06/27	296,789
236,000	4.200	12/06/47	236,471
270,000	4.400	12/06/57	276,677

			2,295,719

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Metals & Mining – 0.6%
Barrick Gold Corp. (Canada)
$350,000	5.250%	04/01/42	$ 377,881
Barrick North America Finance LLC (Canada)
150,000	5.750	05/01/43	175,383
BHP Billiton Finance USA Ltd. (Australia)
390,000	5.000	09/30/43	465,367
Rio Tinto Finance USA Ltd. (Austrailia)
380,000	7.125	07/15/28	497,193
240,000	5.200	11/02/40	289,001
Rio Tinto Finance USA PLC (Australia)
80,000	4.125	08/21/42	85,471
Southern Copper Corp. (Peru)
230,000	7.500	07/27/35	290,400
130,000	6.750	04/16/40	156,250
290,000	5.250	11/08/42	302,471
140,000	5.875	04/23/45	154,525
Vale Overseas Ltd. (Brazil)
80,000	8.250	01/17/34	100,000

			2,893,942

Mining – 0.4%
Barrick North America Finance LLC (Canada)
50,000	5.700	05/30/41	57,121
BHP Billiton Finance USA Ltd. (Australia)
150,000	4.125	02/24/42	159,543
Vale Overseas Ltd. (Brazil)
503,000	4.375	01/11/22	513,060
480,000	6.250	08/10/26	523,800
154,000	6.875	11/21/36	173,250
350,000	6.875	11/10/39	395,063

			1,821,837

Oil & Gas – 0.0%
CNOOC Finance 2013 Ltd. (China)
200,000	3.000	05/09/23	201,090

Oil Company-Exploration & Production – 0.1%
Nexen, Inc. (China)
250,000	6.400	05/15/37	330,976

Oil, Gas & Consumable Fuels – 1.5%
Canadian Natural Resources Ltd. (Canada)
250,000	2.950	01/15/23	251,084
210,000	3.850	06/01/27	214,249
150,000	6.250	03/15/38	180,297

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Oil, Gas & Consumable Fuels – (continued)
Canadian Natural Resources Ltd., GMTN (Canada)
$150,000	4.950%	06/01/47	$ 162,748
Cenovus Energy, Inc. (Canada)
590,000	4.250	04/15/27	584,838
150,000	6.750	11/15/39	168,562
325,000	5.400	06/15/47	325,000
Ecopetrol SA (Colombia)
520,000	5.875	09/18/23	566,800
300,000	4.125	01/16/25	302,625
205,000	5.375	06/26/26	219,222
20,000	7.375	09/18/43	24,250
390,000	5.875	05/28/45	400,725
Equinor ASA (Norway)
280,000	2.900	11/08/20	281,714
430,000	3.150	01/23/22	438,211
100,000	3.950	05/15/43	103,737
160,000	4.800	11/08/43	187,200
Suncor Energy, Inc. (Canada)
460,000	3.600	12/01/24	473,717
330,000	6.500	06/15/38	425,314
TransCanada PipeLines Ltd. (Canada)
390,000	4.250	05/15/28	413,686
50,000	4.625	03/01/34	53,934
250,000	6.200	10/15/37	301,480
200,000	7.625	01/15/39	276,067
160,000	6.100	06/01/40	195,329
190,000	4.875	05/15/48	203,456
300,000	5.100	03/15/49	329,983

			7,084,228

Pharmaceuticals – 0.7%
AstraZeneca PLC (United Kingdom)
250,000	2.375	06/12/22	248,447
185,000	3.375	11/16/25	188,903
410,000	3.125	06/12/27	408,215
280,000	4.000	01/17/29	296,100
330,000	6.450	09/15/37	425,656
80,000	4.375	11/16/45	83,558
160,000	4.375	08/17/48	167,200

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Pharmaceuticals – (continued)
GlaxoSmithKline Capital PLC (United Kingdom)
$68,000	2.850%		05/08/22	$ 68,752
GlaxoSmithKline Capital, Inc. (United Kingdom)
608,000	2.800		03/18/23	613,085
Novartis Capital Corp. (Switzerland)
800,000	3.100		05/17/27	814,785
Takeda Pharmaceutical Co. Ltd. (Japan)
300,000	4.400	(b)	11/26/23	317,572

				3,632,273

Tobacco – 0.0%
Reynolds American, Inc. (United Kingdom)
70,000	4.450		06/12/25	72,555
110,000	5.700		08/15/35	116,359

				188,914

Wireless Telecommunication Services – 1.0%
America Movil SAB de CV (Mexico)
1,000,000	3.125		07/16/22	1,008,724
525,000	3.625		04/22/29	541,750
340,000	6.125		03/30/40	431,995
Rogers Communications, Inc. (Canada)
200,000	4.350		05/01/49	209,624
Vodafone Group PLC (United Kingdom)
910,000	2.500		09/26/22	901,977
350,000	2.950		02/19/23	351,553
600,000	4.375		05/30/28	625,277
420,000	5.000		05/30/38	432,616
60,000	4.375		02/19/43	56,184
525,000	5.250		05/30/48	546,792

				5,106,492

Wirelines – 0.7%
British Telecommunications PLC (United Kingdom)
310,000	9.625		12/15/30	450,752
Deutsche Telekom International Finance BV (Germany)
318,000	8.750		06/15/30	446,869
Telefonica Emisiones SAU (Spain)
1,230,000	5.462		02/16/21	1,283,100
365,000	7.045		06/20/36	454,982
530,000	5.213		03/08/47	543,748

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Corporate Debt – (continued)
Wirelines – (continued)
Telefonica Emisiones SAU (Spain) – (continued)
$150,000	4.895%	03/06/48	$ 147,986

			3,327,437

TOTAL FOREIGN CORPORATE DEBT (Cost $111,969,772)			$113,979,235

Principal Amount	Interest Rate	Value

Investment Company – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$3,233,915	2.340%	$ 3,233,915
(Cost $3,233,915)

TOTAL INVESTMENTS – 99.0%
(Cost $475,479,398)		$486,023,489

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		5,238,192

NET ASSETS – 100.0%		$491,261,681

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
GMTN	— Global Medium Term Note
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of August 31, 2018	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019	Shares as of May 31, 2019	Interest Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$1,618,035	$20,444,361	$(18,828,481)	$3,233,915	3,233,915	$25,286

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACCESS INVESTMENT GRADE CORPORATE BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$368,810,339	$—
Foreign Corporate Debt	—	113,979,235	—
Investment Company	3,233,915	—	—
Total	$3,233,915	$482,789,574	$—

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – 62.9%
U.S. Treasury Bills
$231,316,700	2.327%	07/25/19	$230,551,555
1,639,000	2.340	07/25/19	1,633,579
2,086,000	2.383	07/25/19	2,079,100
848,000	2.400	07/25/19	845,195
530,000	2.401	07/25/19	528,247
1,590,000	2.407	07/25/19	1,584,741
325,155,900	2.412	07/25/19	324,080,356
2,728,000	2.343	08/15/19	2,715,419
3,472,000	2.374	08/15/19	3,455,988
175,000,000	2.398	08/15/19	174,192,928
370,876,000	2.399	08/15/19	369,165,579
311,686,500	2.348	08/29/19	309,956,554
156,633,400	2.359	11/14/19	154,996,392
1,023,000	2.320	01/02/20	1,009,396
1,302,000	2.331	01/02/20	1,284,686
330,000	2.344	01/02/20	325,612
990,000	2.386	01/02/20	976,835
528,000	2.389	01/02/20	520,979
496,000	2.397	01/02/20	489,404
13,333,900	2.399	01/02/20	13,156,590
1,612,000	2.403	01/02/20	1,590,564
372,000	2.405	01/02/20	367,053
155,000,000	2.409	01/02/20	152,938,856
1,054,000	2.412	01/02/20	1,039,984
1,736,000	2.419	01/02/20	1,712,915
300,000	2.434	01/02/20	296,011
192,000	2.460	01/02/20	189,447
132,000	2.509	01/02/20	130,245
384,000	2.513	01/02/20	378,894
600,000	2.517	01/02/20	592,021
240,000	2.518	01/02/20	236,809
624,000	2.519	01/02/20	615,702
252,000	2.536	01/02/20	248,649
480,000	2.539	01/02/20	473,617
360,000	2.564	01/02/20	355,213
25,736,000	2.609	01/02/20	25,393,770

Principal Amount	Interest Rate(a)	Maturity Date	Value

U.S. Treasury Bills – (continued)
U.S. Treasury Bills (continued)
$770,000	2.327%	03/26/20	$ 755,971
980,000	2.335	03/26/20	962,144
250,000	2.358	03/26/20	245,445
400,000	2.391	03/26/20	392,712
750,000	2.394	03/26/20	736,335
152,611,800	2.421	03/26/20	149,831,194
31,697,500	2.304	05/21/20	31,032,052

TOTAL U.S. TREASURY BILLS (Cost $1,963,341,656)			$1,964,064,738

U.S. Treasury Notes – 37.0%
U.S. Treasury Notes
$211,756,000	0.875%	07/31/19	$ 211,228,027
155,359,000	0.750	08/15/19	154,830,425
311,743,100	1.000	11/15/19	309,867,771
147,623,000	1.375	12/15/19	146,858,936
31,710,000	1.250	01/31/20	31,485,181
149,363,500	1.375	02/15/20	148,374,550
155,963,000	1.500	04/15/20	154,921,216

TOTAL U.S. TREASURY NOTES (Cost $1,156,622,094)			$1,157,566,106

TOTAL INVESTMENTS – 99.9% (Cost $3,119,963,750)			$3,121,630,844

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			2,861,016

NET ASSETS – 100.0%			$3,124,491,860

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

GOLDMAN SACHS ACCESS TREASURY 0-1 YEAR ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACCESS TREASURY 0-1 YEAR ETF

Investment Type	Level 1	Level 2	Level 3

Assets(a)
US Government	$3,121,630,844	$—	$—

Total	$3,121,630,844	$—	$—

(a)	Amounts are disclosed by asset type, please refer to the Schedule of Investments for more detail.

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 36.2%
FHLMC REMIC Series 2007-3371, Class FA(a) (1M USD LIBOR + 0.600%)
$233,612	3.040%	09/15/37	$ 235,483
FHLMC REMIC Series 2013-4248, Class FL(a) (1M USD LIBOR + 0.450%)
188,586	2.890	05/15/41	188,828
FHLMC STRIPS Series 2006-239, Class F22(a) (1M USD LIBOR + 0.350%)
386,578	2.790	08/15/36	385,935
FNMA REMIC Series 2015-87, Class BF(a) (1M USD LIBOR + 0.300%)
425,889	2.730	12/25/45	422,987
FNMA REMIC Series 2010-116, Class FE(a) (1M USD LIBOR + 0.400%)
421,901	2.830	10/25/40	421,563
FNMA REMIC Series 2006-61, Class FD(a) (1M USD LIBOR + 0.360%)
382,221	2.790	07/25/36	381,708
FNMA REMIC Series 2013-10, Class KF(a) (1M USD LIBOR + 0.300%)
230,953	2.730	02/25/43	229,458
FNMA REMIC Series 2012-37, Class BF(a) (1M USD LIBOR + 0.500%)
338,085	2.930	12/25/35	339,337
FNMA REMIC Series 2004-54, Class FL(a) (1M USD LIBOR + 0.400%)
255,549	2.830	07/25/34	255,850
FNMA REMIC Series 2015-27, Class KF(a) (1M USD LIBOR + 0.300%)
242,283	2.730	05/25/45	241,532
FNMA REMIC Series 2006-42, Class PF(a) (1M USD LIBOR + 0.410%)
223,953	2.840	06/25/36	224,692
FNMA REMIC Series 2013-2, Class QF(a) (1M USD LIBOR + 0.500%)
179,903	2.930	02/25/43	180,037
FNMA REMIC Series 2006-36, Class FB(a) (1M USD LIBOR + 0.300%)
146,700	2.730	05/25/36	146,154

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,615,316)			$ 3,653,564

Asset- Backed Securities – 23.0%
American Express Credit Account Master Trust, Series 2017-2, Class A(a) (1M USD LIBOR + 0.450%)
$135,000	2.890%	09/16/24	$ 135,777
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2(a) (3M USD LIBOR + 0.800%)
255,140	3.321	02/25/30	255,654
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7(a) (1M USD LIBOR + 0.510%)
300,000	2.950	09/16/24	302,032
Edsouth Indenture No 1 LLC, Series 2010-1, Class A1(a)(b) (3M USD LIBOR + 0.850%)
117,968	3.430	07/25/23	118,121

Principal Amount	Interest Rate	Maturity Date	Value

Asset- Backed Securities – (continued)
North Texas Higher Education Authority, Inc., Series 2010-1, Class A2(a) (3M USD LIBOR + 0.900%)
$300,000	3.490%	07/01/30	$ 299,443
Northstar Education Finance, Inc., Series 2012-1, Class A(a)(b) (1M USD LIBOR + 0.700%)
255,053	3.130	12/26/31	254,933
Pennsylvania Higher Education Assistance Agency, Series 2009-1, Class A1(a) (3M USD LIBOR + 0.900%)
140,136	3.480	07/25/29	141,215
Recette CLO Ltd., Series 2015-1A, Class AR(a)(b) (3M USD LIBOR + 0.920%) (Cayman Islands)
250,000	3.512	10/20/27	249,085
Symphony CLO XII Ltd., Series 2013-12A, Class AR(a)(b) (3M USD LIBOR + 1.030%) (Cayman Islands)
366,676	3.627	10/15/25	366,686
Venture XVI CLO Ltd., Series 2014-16A, Class ARR(a)(b) (3M USD LIBOR + 0.850%) (Cayman Islands)
200,000	3.447	01/15/28	199,124

TOTAL ASSET- BACKED SECURITIES (Cost $2,318,844)			$ 2,322,070

Foreign Corporate Debt – 18.5%
Banks – 16.0%
ABN AMRO Bank NV(a)(b) (Netherlands)
(3M USD LIBOR + 0.570%)
$200,000	3.091%	08/27/21	$ 200,748
Australia & New Zealand Banking Group Ltd.(a)(b) (Australia)
(3M USD LIBOR + 0.870%)
250,000	3.394	11/23/21	252,670
Banque Federative du Credit Mutuel SA(b) (France)
200,000	2.750	10/15/20	200,504
Mitsubishi UFJ Trust & Banking Corp.(b) (Japan)
250,000	2.650	10/19/20	250,336
Mizuho Financial Group, Inc.(a) (Japan) (3M USD LIBOR + 0.940%)
250,000	3.461	02/28/22	251,822
National Australia Bank Ltd.(a)(b) (Australia) (3M USD LIBOR + 0.890%)
250,000	3.474	01/10/22	252,499
Societe Generale SA(b) (France)
200,000	5.200	04/15/21	208,676

			1,617,255

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Foreign Corporate Debt – (continued)
Consumer Non-cyclical – 2.5%
BAT International Finance PLC(b) (United Kingdom)
$250,000	2.750%		06/15/20	$ 250,048

TOTAL FOREIGN CORPORATE DEBT (Cost $1,864,338)				$ 1,867,303

Corporate Obligations – 16.5%
Banks – 7.0%
Citigroup, Inc.(a) (3M USD LIBOR + 1.190%)
$200,000	3.766%		08/02/21	$ 202,853
JPMorgan Chase Bank NA(a)
(3M USD LIBOR + 0.280%)
250,000	2.604		02/01/21	249,850
Wells Fargo Bank NA(a)
(3M USD LIBOR + 0.510%)
250,000	3.102		10/22/21	250,032

				702,735

Capital Markets – 2.0%
Morgan Stanley(a) (3M USD LIBOR + 1.180%)
200,000	3.772		01/20/22	202,020

Diversified Telecommunication – 2.5%
AT&T, Inc.(a) (3M USD LIBOR + 0.750%)
250,000	3.270		06/01/21	251,464

Health Care Providers & Services – 2.5%
CVS Health Corp.(a) (3M USD LIBOR + 0.720%)
250,000	3.173		03/09/21	251,077

Speciality Retail – 2.5%
Penske Truck Leasing Co. LP / PTL Finance Corp.(b)
250,000	3.300		04/01/21	252,238

TOTAL CORPORATE OBLIGATIONS (Cost $1,659,100)				$ 1,659,534

U.S. Treasury Bill – 5.4%
U.S. Treasury Bill
$550,000	2.418	% (c)	04/23/20	$ 539,160

TOTAL U.S. TREASURY BILL (Cost $538,190)				$ 539,160

Principal Amount	Interest Rate	Value

Investment Company – 0.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
$ 69,674	2.340%	$ 69,674
(Cost $69,674)

TOTAL INVESTMENTS – 100.3% (Cost $10,065,462)		$10,111,305

LIABILITIES IN EXCESS OF ASSETS – (0.3)%		(30,186)

NET ASSETS – 100.0%		$10,081,119

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2019.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS ACCESS ULTRA SHORT BOND ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

A summary of the Fund’s transactions in affiliated investments during the period ended May 31, 2019 is as follows:

	Beginning value as of April 5, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2019	Shares as of May 31, 2019	Interest Income

Goldman Sachs Financial Square Government Fund – Institutional Shares	$—	$3,767,336	$(3,697,662)	$69,674	69,674	$381

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

ACCESS ULTRA SHORT BOND ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Securities	$—	$3,653,564	$—
Asset- Backed Securities	—	2,322,070	—
Foreign Corporate Debt	—	1,867,303	—
Corporate Obligations	—	1,659,534	—
U.S. Treasury Bill	539,160	—	—
Investment Company	69,674	—	—

Total	$608,834	$9,502,471	$—

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 9.3%
263	Alphabet, Inc., Class A*	$ 291,009
1,469	Baidu, Inc. ADR (China)*	161,590
20,748	BT Group PLC (United Kingdom)	50,670
1,005	Facebook, Inc., Class A*	178,357
337	Heroz, Inc. (Japan)*	45,161
2,129	Nippon Telegraph & Telephone Corp. (Japan)	95,415
2,285	SK Telecom Co. Ltd. ADR (South Korea)	53,081
7,577	Sogou, Inc. ADR (China)*	31,596

		906,879

Consumer Discretionary – 4.1%
131	Amazon.com, Inc.*	232,534
1,871	eBay, Inc.	67,225
4,565	Ocado Group PLC (United Kingdom)*	68,728
926	Shutterstock, Inc.	35,244

		403,731

Financials – 1.9%
16,476	Ping An Insurance Group Co. of China Ltd., Class H (China)	181,980

Health Care – 0.4%
2,918	Inovalon Holdings, Inc., Class A*	40,239

Industrials – 3.4%
748	Allegion PLC	72,593
660	Raytheon Co.	115,170
183	Teledyne Technologies, Inc.*	43,152
3,025	Toshiba Corp. (Japan)	96,120

		327,035

Information Technology – 76.8%
2,705	21Vianet Group, Inc. ADR (China)*	19,341
623	Accenture PLC, Class A	110,938
590	Adobe, Inc.*	159,831

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
3,554	Advanced Micro Devices, Inc.*	$ 97,415
916	Akamai Technologies, Inc.*	69,030
534	Alarm.com Holdings, Inc.*	31,138
468	Alteryx, Inc., Class A*	40,650
1,467	Ambarella, Inc.*	55,614
732	Amdocs Ltd.	43,495
1,154	Apple, Inc.	202,031
1,598	Avaya Holdings Corp.*	20,103
5,903	BlackBerry Ltd. (Canada)*	46,339
1,144	Booz Allen Hamilton Holding Corp.	72,266
805	CEVA, Inc.*	18,378
962	Check Point Software Technologies Ltd. (Israel)*	106,089
1,238	Ciena Corp.*	43,256
3,733	Cisco Systems, Inc.	194,228
4,434	Cloudera, Inc.*	40,660
1,339	Cognex Corp.	54,363
2,103	CommScope Holding Co., Inc.*	33,963
681	CommVault Systems, Inc.*	31,360
1,850	Cray, Inc.*	64,768
627	CyberArk Software Ltd. (Israel)*	82,795
4,300	Cypress Semiconductor Corp.	76,626
1,400	Dell Technologies, Inc., Class C*	83,370
1,302	Dialog Semiconductor PLC (United Kingdom)*	41,350
500	Digimarc Corp.*	26,280
1,077	DocuSign, Inc.*	60,377
861	Domo, Inc., Class B*	28,843
493	Elastic NV*	40,451
535	ExlService Holdings, Inc.*	31,704
3,387	Extreme Networks, Inc.*	19,069
147	Fair Isaac Corp.*	43,497
6,008	FireEye, Inc.*	87,657
5,258	Fitbit, Inc., Class A*	24,345
1,621	Fortinet, Inc.*	117,490
962	Fujitsu Ltd. (Japan)	65,167

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,229	Himax Technologies, Inc. ADR (Taiwan)	$ 20,992
10,882	Infosys Ltd. ADR (India)	113,935
5,999	Intel Corp.	264,196
1,581	International Business Machines Corp.	200,771
627	InterXion Holding NV (Netherlands)*	46,216
378	Intuit, Inc.	92,553
856	Itron, Inc.*	48,492
2,577	Juniper Networks, Inc.	63,420
2,697	Lattice Semiconductor Corp.*	34,522
105,667	Lenovo Group Ltd. (China)	73,450
1,374	Logitech International SA (Switzerland)	49,969
2,446	MACOM Technology Solutions Holdings, Inc.*	34,611
1,442	MaxLinear, Inc.*	30,527
2,515	Micron Technology, Inc.*	82,014
2,721	Microsoft Corp.	336,533
830	MongoDB, Inc.*	116,482
1,934	NEC Corp. (Japan)	71,696
1,088	NetApp, Inc.	64,410
1,045	NetScout Systems, Inc.*	25,613
615	Nice Ltd. ADR (Israel)*	86,008
19,205	Nokia OYJ ADR (Finland)	96,985
4,637	Nuance Communications, Inc.*	79,617
1,778	NVIDIA Corp.	240,848
1,421	NXP Semiconductors NV (Netherlands)	125,275
3,200	Opera Ltd. ADR (Norway)*	36,704
3,800	Oracle Corp.	192,280
691	Palo Alto Networks, Inc.*	138,297
3,481	Pivotal Software, Inc., Class A*	69,272
579	PKSHA Technology, Inc. (Japan)*	32,210
452	Proofpoint, Inc.*	50,787
898	Qorvo, Inc.*	54,940
2,470	QUALCOMM, Inc.	165,045
594	Qualys, Inc.*	52,634
503	Rapid7, Inc.*	26,282

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
168	Samsung Electronics Co. Ltd. GDR (South Korea)	$ 150,612
1,725	SAP SE (Germany)	212,255
2,083	SecureWorks Corp., Class A*	30,433
51,119	Semiconductor Manufacturing International Corp. (China)*	61,482
1,551	Sierra Wireless, Inc. (Canada)*	18,690
747	Silicon Laboratories, Inc.*	69,897
980	Silicon Motion Technology Corp. ADR (Taiwan)	37,348
941	Software AG (Germany)	30,724
16,617	Sophos Group PLC (United Kingdom)(a)	87,420
950	Splunk, Inc.*	108,290
5,256	STMicroelectronics NV (Switzerland)	80,212
5,903	Symantec Corp.	110,563
739	Tableau Software, Inc., Class A*	83,115
9,757	Telefonaktiebolaget LM Ericsson ADR (Sweden)	94,350
1,437	Teradata Corp.*	49,347
1,466	Teradyne, Inc.	61,777
1,531	Trend Micro, Inc. (Japan)	68,742
709	Verint Systems, Inc.*	40,236
570	VMware, Inc., Class A	100,879
1,687	Western Digital Corp.	62,790
12,036	Wipro Ltd. ADR (India)	53,199
1,576	Xerox Corp.	48,241
1,709	Xperi Corp.	35,906
337	Zebra Technologies Corp., Class A*	57,775
1,532	Zscaler, Inc.*	105,141

		7,461,287

Real Estate – 3.9%
317	CoreSite Realty Corp. REIT	37,000
922	CyrusOne, Inc. REIT	54,435
752	Digital Realty Trust, Inc. REIT	88,526
224	Equinix, Inc. REIT	108,817

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
2,017	Iron Mountain, Inc. REIT	$ 61,821
530	QTS Realty Trust, Inc., Class A REIT	24,470

		375,069

TOTAL INVESTMENTS – 99.8%
(Cost $10,245,085)		$9,696,220

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		18,428

NET ASSETS – 100.0%		$9,714,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MOTIF DATA-DRIVEN WORLD ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

MOTIF DATA-DRIVEN WORLD ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,557,397	$150,612	$—
Europe	1,020,858	—	—
North America	6,967,353	—	—

Total	$9,545,608	$150,612	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 5.3%
579	Changyou.com Ltd. ADR (China)*	$ 10,631
6,615	Fang Holdings Ltd. ADR (China)*	7,938
895	Internet Initiative Japan, Inc. (Japan)	17,171
2,414	LINE Corp. (Japan)*	70,480
225	NetEase, Inc. ADR (China)	55,937
11,689	Rightmove PLC (United Kingdom)	85,244
216	Take-Two Interactive Software, Inc.*	23,360
524	YY, Inc. ADR (China)*	35,868
2,515	Zillow Group, Inc., Class C*	108,195

		414,824

Consumer Discretionary – 0.8%
2,585	Everi Holdings, Inc.*	28,797
7,071	Moneysupermarket.com Group PLC (United Kingdom)	32,619

		61,416

Financials – 33.5%
949	360 Finance, Inc. ADR (China)*	15,250
293	Affiliated Managers Group, Inc.	24,559
1,691	American Express Co.	193,975
3,000	Apollo Global Management LLC, Class A	88,230
3,056	Ares Management Corp., Class A	78,509
1,641	Axos Financial, Inc.*	44,816
232	BlackRock, Inc.	96,410
3,273	Blackstone Group LP (The)	123,883
1,380	Blucora, Inc.*	42,739
2,558	Brookfield Asset Management, Inc., Class A (Canada)	117,284
854	Canadian Imperial Bank of Commerce (Canada)	64,743
2,853	Carlyle Group LP (The)	56,204

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,587	Draper Esprit PLC (United Kingdom)*	$ 9,501
1,493	Enova International, Inc.*	31,876
758	Eurazeo SE (France)	52,919
256	FactSet Research Systems, Inc.	71,219
2,077	GMO Financial Holdings, Inc. (Japan)	10,694
1,134	Green Dot Corp., Class A*	52,629
605	Hamilton Lane, Inc., Class A	29,742
67	Hypoport AG (Germany)*	14,171
3,011	IG Group Holdings PLC (United Kingdom)	20,767
9,836	ING Groep NV (Netherlands)	106,264
1,542	Intercontinental Exchange, Inc.	126,768
3,501	Intermediate Capital Group PLC (United Kingdom)	57,982
2,118	Jianpu Technology, Inc. ADR (China)*	8,853
3,746	KKR & Co., Inc., Class A	83,461
15,176	LendingClub Corp.*	45,528
175	LendingTree, Inc.*	65,755
4,664	LexinFintech Holdings Ltd. ADR (China)*	52,703
1,070	London Stock Exchange Group PLC (United Kingdom)	71,262
15,881	Man Group PLC (United Kingdom)	29,280
5,089	Monex Group, Inc. (Japan)	15,561
211	Morningstar, Inc.	29,548
441	MSCI, Inc.	97,024
694	Nasdaq, Inc.	62,904
918	Northern Trust Corp.	78,507
894	Och-Ziff Capital Management Group, Inc., Class A	16,217
1,429	Plus500 Ltd. (Israel)	11,379
5,726	PPDAI Group, Inc. ADR (China)	26,969
7,067	Qudian, Inc. ADR (China)*	48,409
300	S&P Global, Inc.	64,164
1,614	SEI Investments Co.	81,104

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,923	Standard Chartered PLC (United Kingdom)	$ 77,264
25,238	Value Partners Group Ltd. (Hong Kong)	16,481
7,202	WisdomTree Investments, Inc.	43,284
2,405	Yirendai Ltd. ADR (China)*	38,576
15,326	ZhongAn Online P&C Insurance Co. Ltd., Class H (China)*(a)	43,786

		2,639,153

Health Care – 0.3%
414	HealthEquity, Inc.*	27,059

Industrials – 4.4%
234	CoStar Group, Inc.*	119,256
1,172	Thomson Reuters Corp. (Canada)	74,645
709	Verisk Analytics, Inc.	99,260
1,027	WageWorks, Inc.*	51,319

		344,480

Information Technology – 54.2%
1,883	ACI Worldwide, Inc.*	59,239
231	Alten SA (France)	23,386
649	Appfolio, Inc., Class A*	62,564
960	Avalara, Inc.*	64,934
1,551	Black Knight, Inc.*	87,926
691	Bottomline Technologies DE, Inc.*	30,183
1,124	Broadridge Financial Solutions, Inc.	140,354
144	Cass Information Systems, Inc.	6,490
1,014	Ceridian HCM Holding, Inc.*	49,869
2,145	Cheetah Mobile, Inc. ADR (China)*	9,202
1,767	CoreLogic, Inc.*	69,249
885	Digital Garage, Inc. (Japan)	28,814
448	DTS Corp. (Japan)	18,217
902	Ebix, Inc.	42,331
843	Envestnet, Inc.*	56,405

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,332	Equiniti Group PLC (United Kingdom)(a)	$ 17,558
411	Euronet Worldwide, Inc.*	63,721
617	EVERTEC, Inc. (Puerto Rico)	17,683
1,533	Evo Payments, Inc., Class A*	45,132
436	ExlService Holdings, Inc.*	25,837
1,154	Fidelity National Information Services, Inc.	138,826
1,594	Fiserv, Inc.*	136,861
434	FleetCor Technologies, Inc.*	112,063
908	Global Payments, Inc.	139,868
412	Globant SA (Argentina)*	38,250
1,648	GMO internet, Inc. (Japan)	25,667
4,722	GreenSky, Inc., Class A*	52,320
990	Guidewire Software, Inc.*	99,515
494	Ingenico Group SA (France)*	39,404
494	International Business Machines Corp.	62,733
632	Intuit, Inc.	154,745
652	Jack Henry & Associates, Inc.	85,555
1,606	Mastercard, Inc., Class A	403,893
986	NEC Corp. (Japan)	36,552
1,220	Nomura Research Institute Ltd. (Japan)	59,666
1,014	Opera Ltd. ADR (Norway)*	11,631
2,539	Pagseguro Digital Ltd., Class A (Brazil)*	81,299
927	Paychex, Inc.	79,527
2,038	PayPal Holdings, Inc.*	223,670
871	Q2 Holdings, Inc.*	63,792
848	QIWI PLC ADR (Russia)	14,263
1,077	RealPage, Inc.*	62,811
8,702	Sage Group PLC (The) (United Kingdom)	81,931
776	Sapiens International Corp. NV (Israel)	12,199
3,226	Square, Inc., Class A*	199,851
1,444	SS&C Technologies Holdings, Inc.	80,359
2,370	StoneCo Ltd., Class A (Brazil)*	59,724
882	Total System Services, Inc.	108,953

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
2,098	Visa, Inc., Class A	$338,470
306	WEX, Inc.*	57,816
879	Wirecard AG (Germany)	137,230
304	Workday, Inc., Class A*	62,052
1,523	Worldline SA (France)*(a)	91,477

		4,272,067

Materials – 0.2%
7,879	IAMGOLD Corp. (Canada)*	19,776

Real Estate – 1.0%
873	Corestate Capital Holding SA (Germany)*	28,212
2,657	Redfin Corp.*	41,874
38,973	Zall Smart Commerce Group Ltd. (China)*	10,836

		80,922

TOTAL INVESTMENTS – 99.7%
(Cost $7,742,289)		$7,859,697

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		23,195

NET ASSETS – 100.0%		$7,882,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF FINANCE REIMAGINED ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

MOTIF FINANCE REIMAGINED ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$702,102	$—	$—
Europe	988,102	—	—
North America	5,990,220	—	—
South America	179,273	—	—

Total	$7,859,697	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Consumer Staples – 0.4%
1,805	Takara Holdings, Inc. (Japan)	$ 19,534

Health Care – 98.2%
17,542	3SBio, Inc. (China)(a)	28,593
2,229	Abbott Laboratories	169,694
1,954	Abcam PLC (United Kingdom)	35,095
105	ABIOMED, Inc.*	27,502
304	Acceleron Pharma, Inc.*	12,127
413	Agios Pharmaceuticals, Inc.*	19,068
3,585	Akebia Therapeutics, Inc.*	15,953
38,740	Alibaba Health Information Technology Ltd. (China)*	36,711
295	Align Technology, Inc.*	83,883
878	Allogene Therapeutics, Inc.*	23,030
4,306	Allscripts Healthcare Solutions, Inc.*	41,897
1,776	Array BioPharma, Inc.*	46,922
3,249	AstraZeneca PLC ADR (United Kingdom)	121,448
598	Atara Biotherapeutics, Inc.*	13,282
1,277	Athenex, Inc.*	18,453
584	Audentes Therapeutics, Inc.*	20,510
1,052	Baxter International, Inc.	77,259
644	Bayer AG (Germany)	37,906
592	BeiGene Ltd. ADR (China)*	69,815
274	Biogen, Inc.*	60,085
209	BioTelemetry, Inc.*	10,003
416	Bluebird Bio, Inc.*	49,887
280	Blueprint Medicines Corp.*	21,280
3,646	Boston Scientific Corp.*	140,043
733	Cara Therapeutics, Inc.*	15,071
415	Cellectis SA ADR (France)*	6,590
908	Cerner Corp.*	63,533
174	Charles River Laboratories International, Inc.*	21,828
860	Clovis Oncology, Inc.*	12,711
1,295	Coherus Biosciences, Inc.*	24,476
390	CONMED Corp.	31,387
896	CRISPR Therapeutics AG (Switzerland)*	31,871
1,476	CytomX Therapeutics, Inc.*	14,258
666	DaVita, Inc.*	28,918

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
286	DexCom, Inc.*	$ 34,692
1,882	Dynavax Technologies Corp.*	9,071
805	Editas Medicine, Inc.*	16,543
390	Edwards Lifesciences Corp.*	66,573
885	EMIS Group PLC (United Kingdom)	13,296
1,810	Exelixis, Inc.*	35,458
1,566	Fate Therapeutics, Inc.*	30,193
727	FibroGen, Inc.*	26,346
1,600	Fresenius Medical Care AG & Co KGaA (Germany)	116,392
821	Fresenius SE & Co KGaA (Germany)	41,545
386	G1 Therapeutics, Inc.*	8,091
9,918	Genscript Biotech Corp. (China)*	21,428
286	Genus PLC (United Kingdom)	9,589
1,279	Gilead Sciences, Inc.	79,618
761	Globus Medical, Inc., Class A*	29,907
469	Gossamer Bio, Inc.*	8,587
1,242	Halozyme Therapeutics, Inc.*	18,320
336	HCA Healthcare, Inc.	40,643
665	Henry Schein, Inc.*	42,866
1,366	Homology Medicines, Inc.*	27,648
803	Horizon Therapeutics PLC*	19,136
448	Hutchison China MediTech Ltd. ADR (Hong Kong)*	12,369
208	Illumina, Inc.*	63,837
2,671	Inovalon Holdings, Inc., Class A*	36,833
290	Inspire Medical Systems, Inc.*	16,376
249	Insulet Corp.*	27,338
347	Integer Holdings Corp.*	24,325
1,814	Intellia Therapeutics, Inc.*	25,178
3,504	Intrexon Corp.*	16,959
426	Intuitive Surgical, Inc.*	198,026
4,049	Iovance Biotherapeutics, Inc.*	66,201
187	iRhythm Technologies, Inc.*	12,802

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,019	Johnson & Johnson	$ 133,642
910	Koninklijke Philips NV (Netherlands)	35,948
176	Laboratory Corp. of America Holdings*	28,619
211	LivaNova PLC*	15,171
639	MacroGenics, Inc.*	11,719
393	McKesson Corp.	48,001
2,347	Medtronic PLC	217,285
698	Merck KGaA (Germany)	67,250
575	Merit Medical Systems, Inc.*	29,687
7,767	Microport Scientific Corp. (China)*	6,201
537	Mirati Therapeutics, Inc.*	36,403
1,451	Moderna, Inc.*	30,152
239	MorphoSys AG (Germany)*	23,024
1,195	Myriad Genetics, Inc.*	29,600
1,548	Natera, Inc.*	35,449
1,026	Nektar Therapeutics*	32,134
1,009	NeoGenomics, Inc.*	21,905
985	NextGen Healthcare, Inc.*	18,961
842	Nichi-iko Pharmaceutical Co. Ltd. (Japan)	9,531
1,258	Novartis AG (Switzerland)	107,684
629	Novocure Ltd.*	33,412
6,979	OPKO Health, Inc.*	12,492
1,115	QIAGEN NV.*	42,459
326	Quest Diagnostics, Inc.	31,267
283	Reata Pharmaceuticals, Inc., Class A*	24,131
134	Regeneron Pharmaceuticals, Inc.*	40,430
431	REGENXBIO, Inc.*	18,542
364	Rhythm Pharmaceuticals, Inc.*	9,169
386	Roche Holding AG (Switzerland)	100,966
738	Rocket Pharmaceuticals, Inc.*	12,052
642	Rubius Therapeutics, Inc.*	9,283
4,263	Sangamo Therapeutics, Inc.*	37,301
1,209	Sanofi (France)	97,325
212	Sarepta Therapeutics, Inc.*	24,136

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
782	Seattle Genetics, Inc.*	$ 50,885
3,698	Smith & Nephew PLC (United Kingdom)	77,558
340	Stryker Corp.	62,302
381	Surmodics, Inc.*	15,453
934	Takara Bio, Inc. (Japan)	19,992
232	Teleflex, Inc.	66,886
2,296	TG Therapeutics, Inc.*	14,396
1,096	Theravance Biopharma, Inc.*	18,216
257	Thermo Fisher Scientific, Inc.	68,614
505	Tricida, Inc.*	18,554
501	Triple-S Management Corp., Class B (Puerto Rico)*	12,275
292	uniQure NV (Netherlands)*	17,319
605	Vocera Communications, Inc.*	19,578
562	Voyager Therapeutics, Inc.*	12,257
247	WaVe Life Sciences Ltd.*	5,664
3,752	WuXi AppTec Co. Ltd., Class H (China)*(a)	41,082
6,312	ZIOPHARM Oncology, Inc.*	27,015

		4,606,652

Industrials – 0.3%
825	Noritsu Koki Co. Ltd. (Japan)	12,978

Information Technology – 0.9%
280	Global Payments, Inc.	43,131

TOTAL INVESTMENTS – 99.8% (Cost $5,051,718)		$4,682,295

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		9,808

NET ASSETS – 100.0%		$4,692,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF HUMAN EVOLUTION ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

MOTIF HUMAN EVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$278,234	$—	$—
Europe	940,806	—	—
North America	3,463,255	—	—

Total	$4,682,295	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Consumer Discretionary – 21.6%
57	Amazon.com, Inc.*	$ 101,179
962	Aptiv PLC	61,607
388	Autoliv, Inc. (Sweden)	23,889
7,893	BYD Co. Ltd., Class H (China)	46,207
408	Ferrari NV (Italy)	58,352
4,809	Fiat Chrysler Automobiles NV (United Kingdom)	60,690
5,575	Ford Motor Co.	53,074
611	Garmin Ltd.	46,729
417	Gentherm, Inc.*	15,587
2,862	GoPro, Inc., Class A*	18,031
633	Hella GmbH & Co. KGaA (Germany)	29,231
426	Leoni AG (Germany)*	6,651
1,366	Magna International, Inc. (Canada)	58,656
7,545	NIO, Inc. ADR (China)*	23,012
2,502	Ocado Group PLC (United Kingdom)*	37,669
3,303	Panasonic Corp. (Japan)	26,308
2,525	Tata Motors Ltd. ADR (India)*	31,588
546	Tesla, Inc.*	101,097
6,480	Tianneng Power International Ltd. (China)	5,281
1,485	Toyota Motor Corp. (Japan)	87,315
1,523	Valeo SA (France)	40,189
2,231	Veoneer, Inc. (Sweden)*	35,540
353	Visteon Corp.*	15,712
16,888	Yadea Group Holdings Ltd. (China)(a)	5,493

		989,087

Energy – 0.3%
931	Oceaneering International, Inc.*	15,269

Health Care – 2.6%
243	Align Technology, Inc.*	69,097
403	Hogy Medical Co. Ltd. (Japan)	12,750

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
461	Omnicell, Inc.*	$ 36,626

		118,473

Industrials – 38.3%
7,251	ABB Ltd. (Switzerland)	132,462
322	Aerovironment, Inc.*	20,849
624	Airbus SE (France)	79,868
30,820	AviChina Industry & Technology Co. Ltd., Class H (China)	17,492
3,302	Ballard Power Systems, Inc. (Canada)*	12,680
191	Boeing Co. (The)	65,248
4,031	CNH Industrial NV (United Kingdom)	34,949
286	Cubic Corp.	16,136
262	Curtiss-Wright Corp.	29,210
1,098	Daifuku Co. Ltd. (Japan)	55,317
1,423	DMG Mori Co. Ltd. (Japan)	17,720
64	Elbit Systems Ltd. (Israel)	9,096
1,302	Emerson Electric Co.	78,432
1,265	Enphase Energy, Inc.*	19,190
294	FANUC Corp. (Japan)	50,027
5,387	General Electric Co.	50,853
872	GS Yuasa Corp. (Japan)	15,589
189	Harris Corp.	35,379
378	Hexcel Corp.	27,515
598	Honeywell International, Inc.	98,257
763	KION Group AG (Germany)	41,526
170	L3 Technologies, Inc.	41,150
248	Mercury Systems, Inc.*	17,052
134	MTU Aero Engines AG (Germany)	28,909
540	Nachi-Fujikoshi Corp. (Japan)	20,590
247	Nidec Corp. (Japan)	30,916
184	Northrop Grumman Corp.	55,798
405	Proto Labs, Inc.*	40,642
295	Raytheon Co.	51,477
617	Rexnord Corp.*	16,233
683	Rockwell Automation, Inc.	101,665
591	Safran SA (France)	77,515

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,041	Schneider Electric SE (France)	$ 82,131
886	Sensata Technologies Holding PLC*	37,823
1,568	SGL Carbon SE (Germany)*	11,786
521	Siemens AG (Germany)	58,894
7,762	Techtronic Industries Co. Ltd. (Hong Kong)	49,499
141	Teledyne Technologies, Inc.*	33,248
468	Thales SA (France)	51,401
301	TPI Composites, Inc.*	6,276
968	Ultra Electronics Holdings PLC (United Kingdom)	18,911
157	Varta AG (Germany)*	8,258

		1,747,969

Information Technology – 31.5%
5,533	3D Systems Corp.*	44,762
2,300	Altran Technologies SA (France)*	27,065
621	Ambarella, Inc.*	23,542
470	Analog Devices, Inc.	45,411
353	ANSYS, Inc.*	63,363
405	Autodesk, Inc.*	65,169
268	Belden, Inc.	13,722
482	Cognex Corp.	19,569
132	Coherent, Inc.*	14,524
688	Dassault Systemes (France)	101,853
438	FARO Technologies, Inc.*	19,316
656	First Solar, Inc.*	38,074
2,219	Flex Ltd.*	19,838
706	FLIR Systems, Inc.	34,121
1,239	Hollysys Automation Technologies Ltd. (China)	22,079
1,811	Infineon Technologies AG (Germany)	32,459
1,630	Intel Corp.	71,785
283	IPG Photonics Corp.*	35,423
278	Isra Vision AG (Germany)	10,099
1,312	JinkoSolar Holding Co. Ltd. ADR (China)*	26,384
122	Keyence Corp. (Japan)	69,116

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
345	Materialise NV ADR (Belgium)*	$ 5,109
1,689	Nuance Communications, Inc.*	29,000
461	NVIDIA Corp.	62,447
905	Omron Corp. (Japan)	43,010
1,278	ON Semiconductor Corp.*	22,697
472	Qorvo, Inc.*	28,877
542	Renishaw PLC (United Kingdom)	26,711
232	Silicon Laboratories, Inc.*	21,708
421	SMA Solar Technology AG (Germany)*	11,719
934	SolarEdge Technologies, Inc.*	50,044
2,774	STMicroelectronics NV (Switzerland)	42,334
2,080	Stratasys Ltd.*	45,573
3,326	Sunny Optical Technology Group Co. Ltd. (China)	28,358
3,172	SunPower Corp.*	23,663
1,190	Teradyne, Inc.	50,147
2,242	Topcon Corp. (Japan)	28,682
1,324	Trimble, Inc.*	52,828
372	ViaSat, Inc.*	32,375
960	Xerox Corp.	29,386
14,872	Xi’an Haitiantian Holdings Co. Ltd. (China)*	7,454

		1,439,796

Materials – 5.1%
695	Albemarle Corp.	43,993
256	Arkema SA (France)	21,430
720	FMC Corp.	52,884
3,483	Ganfeng Lithium Co. Ltd., Class H (China)*(a)	5,118
299	HB Fuller Co.	11,790
1,224	Hitachi Chemical Co. Ltd. (Japan)	32,760
3,462	Livent Corp.*	21,880
5,581	Nippon Light Metal Holdings Co. Ltd. (Japan)	11,822

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
997	Sociedad Quimica y Minera de Chile SA ADR (Chile)	$ 30,239

		231,916

TOTAL INVESTMENTS – 99.4% (Cost $4,966,449)		$4,542,510

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		28,359

NET ASSETS – 100.0%		$4,570,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF MANUFACTURING REVOLUTION ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

MOTIF MANUFACTURING REVOLUTION ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$778,983	$—	$—
Europe	1,197,600	—	—
North America	2,535,688	—	—
South America	30,239	—	—

Total	$4,542,510	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 36.3%
1,321	Activision Blizzard, Inc.	$ 57,292
1,587	Bilibili, Inc. ADR (China)*	21,424
609	Cargurus, Inc.*	20,803
5,783	China Literature Ltd. (China)*(a)	22,275
1,514	DeNA Co. Ltd. (Japan)	30,566
1,273	Dip Corp. (Japan)	19,205
592	Electronic Arts, Inc.*	55,103
673	Eventbrite, Inc., Class A*	10,539
940	Facebook, Inc., Class A*	166,822
13,390	GungHo Online Entertainment, Inc. (Japan)	41,437
23,453	IGG, Inc. (Singapore)	27,789
2,130	iQIYI, Inc. ADR (China)*	38,830
1,860	Kakaku.com, Inc. (Japan)	37,723
1,455	Koei Tecmo Holdings Co. Ltd. (Japan)	26,520
805	LINE Corp. (Japan)*	23,503
742	Live Nation Entertainment, Inc.*	45,128
661	Mail.Ru Group Ltd. GDR (Russia)*	15,110
832	Match Group, Inc.	57,117
1,144	Momo, Inc. ADR (China)	31,540
264	NetEase, Inc. ADR (China)	65,633
304	Netflix, Inc.*	104,357
3,197	Nexon Co. Ltd. (Japan)*	47,613
210	Nintendo Co. Ltd. (Japan)	74,851
1,847	Sea Ltd. ADR (Thailand)*	52,529
8,959	Sirius XM Holdings, Inc.	47,572
5,119	Snap, Inc., Class A*	60,865
363	Spotify Technology SA*	45,586
732	Square Enix Holdings Co. Ltd. (Japan)	25,788
457	Take-Two Interactive Software, Inc.*	49,425
3,506	Tencent Holdings Ltd. (China)	145,775
3,765	Tencent Music Entertainment Group ADR (China)*	49,849
431	TripAdvisor, Inc.*	18,218
1,902	Twitter, Inc.*	69,309

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
406	Ubisoft Entertainment SA (France)*	$ 33,190
1,086	Weibo Corp. ADR (China)*	45,091
1,010	Yelp, Inc.*	31,037
477	YY, Inc. ADR (China)*	32,651
6,649	Zynga, Inc., Class A*	41,822

		1,789,887

Consumer Discretionary – 53.5%
848	Acushnet Holdings Corp.	19,919
325	adidas AG (Germany)	92,786
903	Alibaba Group Holding Ltd. ADR (China)*	134,782
84	Amazon.com, Inc.*	149,106
8,507	ANTA Sports Products Ltd. (China)	52,080
2,656	Asics Corp. (Japan)	29,306
452	ASOS PLC (United Kingdom)*	19,598
607	Baozun, Inc. ADR (China)*	23,813
10,359	boohoo Group PLC (United Kingdom)*	29,442
45	Booking Holdings, Inc.*	74,530
624	Brunswick Corp.	25,883
1,117	Callaway Golf Co.	16,420
633	Carvana Co.*	36,638
861	Chegg, Inc.*	32,253
19,661	China Education Group Holdings Ltd. (China)	30,292
40,439	China Maple Leaf Educational Systems Ltd. (China)	16,092
42,263	China Yuhua Education Corp. Ltd. (China)(a)	17,249
457	Columbia Sportswear Co.	42,857
1,618	Ctrip.com International Ltd. ADR (China)*	55,918
930	Delivery Hero SE (Germany)*(a)	39,951
929	Descente Ltd. (Japan)	15,684
776	Dick’s Sporting Goods, Inc.	26,780
2,008	eBay, Inc.	72,147
592	Etsy, Inc.*	36,888

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
472	Expedia Group, Inc.	$ 54,280
1,785	Farfetch Ltd., Class A (United Kingdom)*	35,789
403	Flutter Entertainment PLC (Ireland)	28,587
770	Foot Locker, Inc.	30,299
256	Goldwin, Inc. (Japan)	32,632
238	Grand Canyon Education, Inc.*	28,527
7,441	Groupon, Inc.*	26,267
569	GrubHub, Inc.*	37,070
3,071	GVC Holdings PLC (United Kingdom)	23,201
598	HelloFresh SE (Germany)*	6,131
4,503	JD Sports Fashion PLC (United Kingdom)	35,007
2,688	JD.com, Inc. ADR (China)*	69,243
4,486	Just Eat PLC (United Kingdom)*	34,038
25,699	Li Ning Co. Ltd. (China)*	42,545
292	Lululemon Athletica, Inc.*	48,352
1,181	MakeMyTrip Ltd. (India)*	27,753
9,768	Meituan Dianping, Class B (China)*	75,435
124	MercadoLibre, Inc. (Argentina)*	70,744
1,332	Mercari, Inc. (Japan)*	39,258
598	New Oriental Education & Technology Group, Inc. ADR (China)*	51,219
1,228	NIKE, Inc., Class B	94,728
2,480	Ocado Group PLC (United Kingdom)*	37,338
2,754	Pinduoduo, Inc. ADR (China)*	53,483
538	Planet Fitness, Inc., Class A*	41,141
54	Puma SE (Germany)	31,321
1,210	Quotient Technology, Inc.*	12,790
4,549	Rakuten, Inc. (Japan)	47,553
530	Roku, Inc.*	47,912
377	Shutterfly, Inc.*	17,900
3,054	Sports Direct International PLC (United Kingdom)*	11,063

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,837	Stars Group, Inc. (The) (Canada)*	$ 30,421
853	Stitch Fix, Inc., Class A*	19,755
1,827	TAL Education Group ADR (China)*	62,867
535	Thor Industries, Inc.	27,627
1,534	Under Armour, Inc., Class A*	34,975
5,460	Vipshop Holdings Ltd. ADR (China)*	41,168
294	Wayfair, Inc., Class A*	42,339
872	Weight Watchers International, Inc.*	15,077
1,271	Zalando SE (Germany)*(a)	50,337
1,782	ZOZO, Inc. (Japan)	30,659

		2,637,245

Consumer Staples – 4.4%
222	Calavo Growers, Inc.	19,414
535	Cal-Maine Foods, Inc.	19,806
973	Fresh Del Monte Produce, Inc.	24,344
655	Herbalife Nutrition Ltd.*	27,366
683	Maruha Nichiro Corp. (Japan)	20,790
2,575	Nippon Suisan Kaisha Ltd. (Japan)	15,653
1,756	Pilgrim’s Pride Corp.*	44,901
198	Sanderson Farms, Inc.	27,068
241	USANA Health Sciences, Inc.*	17,058

		216,400

Health Care – 2.2%
1,039	Dechra Pharmaceuticals PLC (United Kingdom)	35,725
228	IDEXX Laboratories, Inc.*	56,948
494	Phibro Animal Health Corp., Class A	14,612

		107,285

Industrials – 0.4%
1,270	Upwork, Inc.*	19,025

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – 3.0%
552	2U, Inc.*	$ 20,970
4,195	Fitbit, Inc., Class A*	19,423
563	GoDaddy, Inc., Class A*	41,887
1,168	Sabre Corp.	23,687
320	Wix.com Ltd. (Israel)*	43,949

		149,916

TOTAL INVESTMENTS – 99.8% (Cost $5,091,029)		$4,919,758

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		7,981

NET ASSETS – 100.0%		$4,927,739

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company

GOLDMAN SACHS MOTIF NEW AGE CONSUMER ETF

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2019:

MOTIF NEW AGE CONSUMER ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,890,015	$15,110	$—
Europe	543,504	—	—
North America	2,400,385	—	—
South America	70,744	—	—

Total	$4,904,648	$15,110	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Goldman Sachs ETF Trust (“Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities – Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ chares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

For further information regarding security characteristics, see the Schedules of Investments.

C. Securities Lending — The Funds, with the exceptions of the Access High Yield Corporate Bond ETF, Access Inflation Protected USD Bond ETF, Access Investment Grade Corporate Bond ETF, Access Treasury 0-1 Year ETF, and Access Ultra Short Bond ETF, may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received. Both the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Please refer to the Fund’s respective Schedule of Investments to find the table which provide information about the Funds’ investment in the Goldman Sachs Financial Square Government Fund for the period ended May 31, 2019.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate

Schedule of Investments (continued)

May 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians    may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Index Risk — FTSE Fixed Income LLC, GSAM, JUST Capital Foundation, Inc., and Solactive AG (each an “Index Provider”) construct the Funds’ indices in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. Each Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by an Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor any Index Provider can guarantee the availability or timeliness of the production of the Index.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.